UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05010

THE HUNTINGTON FUNDS
(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010
(Address of principal executive offices) (Zip code)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, Ohio 43287
(Name and address of agent for service)
Copies to:
David C. Mahaffey, Esq.
Sullivan & Worcester
1666 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.
[Logo of Huntington Funds]
Semi-Annual Shareholder Report
Money Market Funds
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Tax-Free Money Market Fund
Huntington U.S. Treasury Money Market Fund
Equity Funds
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund (formerly, Huntington Situs Small Cap Fund)
Huntington Technical Opportunities Fund
Income Funds
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
JUNE 30, 2008
TRUST SHARES
INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES

Huntington Money Market Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
U.S. Government Agencies	95.0%
Commercial Paper	2.5%
Repurchase Agreements	2.0%
Cash	0.5%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
U.S. Government Agencies -- 95.1%
Farmer Mac -- 13.6%
$20,000,000	2.120%, 7/1/08(a)	$20,000,000
15,000,000	2.120%, 7/8/08(a)	14,993,933
20,000,000	2.079%, 7/16/08(a)	19,983,000
20,500,000	2.099%, 7/17/08(a)	20,481,231
21,120,000	2.161%, 8/13/08(a)	21,066,520
20,000,000	2.124%, 8/15/08(a)	19,948,000
20,000,000	2.295%, 9/11/08(a)	19,910,000

		136,382,684

Federal Farm Credit Bank -- 5.8%
20,000,000	2.080%, 7/2/08(a)	19,998,861
20,000,000	2.080%, 7/3/08(a)	19,997,722
8,000,000	2.157%, 7/28/08(a)	7,987,280
10,000,000	2.192%, 8/28/08(a)	9,965,361

		57,949,224

Federal Home Loan Bank -- 18.9%
40,000,000	2.071%, 7/7/08(a)	39,986,167
20,000,000	2.102%, 7/10/08(a)	19,989,500
20,000,000	2.102%, 7/11/08(a)	19,988,333
20,000,000	2.047%, 7/14/08(a)	19,985,267
15,480,000	5.125%, 7/16/08	15,498,796
20,000,000	2.184%, 7/22/08(a)	19,974,917
20,000,000	2.161%, 8/15/08(a)	19,947,000
20,000,000	2.161%, 8/22/08(a)	19,938,756
15,000,000	2.580%, 9/17/08	15,013,120

		190,321,856

Federal Home Loan Mortgage Corporation -- 35.4%
20,000,000	2.032%, 7/2/08(a)	19,998,889
20,000,000	2.129%, 7/3/08(a)	19,997,700
20,000,000	2.053%, 7/9/08(a)	19,991,022
40,000,000	2.168%, 7/15/08(a)	39,967,256
15,000,000	2.123%, 7/18/08(a)	14,985,125
20,000,000	1.960%, 7/21/08(a)	19,978,611
16,053,000	2.022%, 7/28/08(a)	16,029,101
20,000,000	2.188%, 8/8/08(a)	19,954,611
22,300,000	2.242%, 8/29/08(a)	22,219,596
Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$20,000,000	2.325%, 9/12/08(a)	$19,907,533
19,350,000	2.356%, 9/15/08(a)	19,259,387
7,400,000	2.165%, 9/17/08(a)	7,366,009
20,000,000	2.196%, 9/22/08(a)	19,900,861
20,000,000	2.207%, 9/25/08(a)	19,896,800
20,000,000	2.187%, 9/30/08(a)	19,892,822
20,669,000	2.268%, 10/6/08(a)	20,545,365
20,000,000	2.294%, 10/14/08(a)	19,869,042
20,000,000	2.322%, 10/29/08(a)	19,848,667

		359,608,397

Federal National Mortgage Association -- 21.4%
20,000,000	1.932%, 7/1/08(a)	20,000,000
20,000,000	2.035%, 7/14/08(a)	19,985,556
20,000,000	2.055%, 7/15/08(a)	19,984,289
20,000,000	2.264%, 8/6/08(a)	19,956,600
20,000,000	2.191%, 8/12/08(a)	19,949,833
20,000,000	2.231%, 8/13/08(a)	19,947,683
20,000,000	2.216%, 8/14/08(a)	19,946,711
15,000,000	2.217%, 8/18/08(a)	14,956,400
20,000,000	2.292%, 8/22/08(a)	19,935,000
20,000,000	2.271%, 8/26/08(a)	19,930,622
20,000,000	2.390%, 9/30/08(a)	19,883,217

		214,475,911

Total U.S. Government Agencies (Cost $958,738,072)		958,738,072

Commercial Papers -- 2.5%
25,000,000	Wells Fargo & Co., 2.364%, 8/29/08	24,903,715

Total Commercial Papers (Cost $24,903,715)		24,903,715

Shares or Principal Amount		Value
Cash Equivalents -- 0.5%
5,000,000	Meeder Institutional Money Market Fund, 2.340%(b)	$5,000,000

Total Cash Equivalents (Cost $5,000,000)		5,000,000

Repurchase Agreements -- 2.0%
$20,214,500	Morgan Stanley Dean Witter & Co., 2.360%, dated 6/30/08, due 7/1/08, repurchase price $20,215,825 (Fully collateralized by U.S. Government Agency securities)	20,214,500

Total Repurchase Agreements (Cost $20,214,500)		20,214,500

Total Investments (Cost $1,008,856,287) -- 100.1%		1,008,856,287

Liabilities in Excess of Other Assets -- (0.1)%		(1,428,739)

Net Assets -- 100.0%		$1,007,427,548

(a) Rate represents the effective yield at purchase.
(b) Rate disclosed is the seven day yield as of June 30, 2008.
Huntington Ohio Municipal Money Market Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Demand Notes	74.4%
General Market Notes	22.8%
Commercial Paper	2.4%
Cash	0.4%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
Municipal Bonds -- 96.9%
Ohio -- 95.2%
$4,000,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 2.450%, 10/1/31(a)	$4,000,000
2,680,000	Allen County, OH, Hospital Facilities Revenue, Series C, (LOC - Wachovia Bank N.A.), 1.700%, 10/1/31(a)	2,680,000
2,700,000	Ashland, OH, G.O., BAN (Various Purposes), 2.500%, 1/13/09	2,707,086
250,000	Ashland, OH, Pumper-Tanker, G.O., BAN, 2.000%, 2/26/09	250,806
2,150,000	Aurora, OH, City School District, G.O., BAN, 3.250%, 11/12/08	2,160,501
2,000,000	Blue Ash, OH, Economic Development Revenue, (LOC - Fifth Third Bank), 1.590%, 6/1/31(a)	2,000,000
1,000,000	Brecksville-Broadview Heights, OH, City School District, G.O., (FGIC Ins.), 4.000%, 12/1/08	1,009,051
180,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 1.570%, 6/1/35(a)	180,000
2,000,000	Cincinnati, OH, City School District, G.O., 2.500%, 5/28/09	2,007,093
200,000	Cincinnati, OH, G.O., (Various Purposes), Series A, 5.000%, 12/1/08	203,453
400,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, (LOC - Fifth Third Bank), 1.600%, 11/15/34(a)	400,000
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 1.590%, 10/1/40(a)	700,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 1.510%, 1/1/33(a)	$1,000,000
605,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - Fifth Third Bank), 1.510%, 1/1/34(a)	605,000
1,910,000	Cleveland, OH, Income Tax Revenue, (AMBAC Ins.), 9.000%, 5/15/24(a)	1,910,000
2,205,000	Cleveland, OH, Waterworks Revenue, (FGIC Ins.), 3.470%, 1/1/33(a)	2,205,000
8,325,000	Cleveland, OH, Waterworks Revenue, Series M, (FSA Ins.), 1.500%, 1/1/33(a)	8,325,000
760,000	Clinton County, OH, Hospital Revenue, (LOC - Fifth Third Bank), 1.590%, 6/1/32(a)	760,000
2,070,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 1.570%, 7/1/35(a)	2,070,000
1,100,000	Columbus, OH, G.O., Series 1, (SPA - JPMorgan Chase Bank), 1.400%, 12/1/17(a)	1,100,000
2,305,000	Columbus, OH, G.O., Series 1, 1.360%, 12/1/26(a)	2,305,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 1.570%, 12/1/36(a)	590,000
4,960,000	Columbus, OH, Regional Airport Authority Revenue, (LOC - U.S. Bank N.A.), 1.570%, 3/1/34(a)	4,960,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$4,500,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 1.570%, 1/1/30(a)	$4,500,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 1.750%, 3/1/19(a)	500,000
2,100,000	Cuyahoga County, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 2.840%, 1/1/16(a)	2,100,000
2,100,000	Cuyahoga County, OH, Hospital Revenue, 6.150%, 2/15/29	2,185,018
1,000,000	Dover, OH, G.O., BAN, 2.750%, 4/2/09	1,005,538
800,000	Findlay, OH, G.O., BAN, 2.375%, 10/21/08	801,031
10,675,000	Franklin County, OH, Hospital Facilities Revenue, (AMBAC Ins.), 4.000%, 5/1/41(a)	10,675,000
1,130,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 1.520%, 12/1/11(a)	1,130,000
5,625,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 1.520%, 12/1/20(a)	5,625,000
6,940,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 1.520%, 12/1/21(a)	6,940,000
1,365,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 2.210%, 11/1/14(a)	1,365,000
6,875,000	Franklin County, OH, Revenue, Series F, (FSA Ins.), 1.400%, 12/1/30(a)	6,875,000
2,030,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 1.520%, 7/1/23(a)	2,030,000
2,075,000	Greene County, OH, G.O., 4.000%, 8/12/08	2,076,394
430,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 1.450%, 1/1/11(a)	430,000
5,805,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 1.350%, 6/1/22(a)	5,805,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$3,305,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 1.550%, 5/15/28(a)	$3,305,000
1,720,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 1.550%, 5/15/28(a)	1,720,000
1,620,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series F, (MBIA Ins.), 9.000%, 1/1/18(a)	1,620,000
1,615,000	Hamilton County, OH, Hospital Facilities Revenue, (Children’s Hospital Medical Center), Series M, (LOC - JPMorgan Chase Bank), 1.450%, 5/15/37(a)	1,615,000
1,845,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B, (MBIA Ins.), 9.000%, 1/1/18(a)	1,845,000
5,620,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 1.540%, 6/1/27(a)	5,620,000
1,800,000	Hamilton County, OH, Hospital Facility Revenue, (MBIA Ins.), 8.250%, 1/1/18(a)	1,800,000
2,000,000	Hamilton County, OH, Industrial Development Revenue, 1.750%, 10/15/12(a)	2,000,000
4,425,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 1.570%, 12/1/26(a)	4,425,000
1,000,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/08	1,012,781
1,740,000	Harrison Township, OH, Public Improvements Revenue, (LOC - Fifth Third Bank), 1.590%, 12/1/24(a)	1,740,000
1,000,000	Harrison, OH, G.O., 3.760%, 12/11/08	1,001,550
1,000,000	Indian Hill, OH, Exempt Village School District, G.O., 5.000%, 12/1/08	1,013,868
6,495,000	Kent State University, OH, Ohio Universities Revenue, (General Receipts), (MBIA Ins.), 5.000%, 5/1/31(a)	6,495,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$500,000	Lake County, OH, G.O., 4.250%, 7/18/08	$500,112
1,524,000	Lakewood, OH, G.O., BAN, 2.125%, 4/16/09	1,527,849
1,500,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 1.500%, 4/1/37(a)	1,500,000
680,000	Lorain County, OH, G.O., BAN, 3.000%, 3/26/09	683,415
955,000	Loveland, OH, G.O., BAN, 1.625%, 2/25/09	956,382
250,000	Loveland, OH, G.O., BAN, 3.000%, 3/19/09	251,310
1,265,000	Lucas County, OH, G.O., (Various Purposes), Series 1, 4.000%, 9/18/08	1,265,920
620,000	Lucas County, OH, Health Care Facilities Refunding Revenue, (Sunset Retirement Communities), Series B, (LOC - Fifth Third Bank), 1.500%, 8/15/30(a)	620,000
2,010,000	Mason, OH, G.O., BAN, 3.500%, 12/18/08	2,014,518
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (FSA Ins.), 1.300%, 8/1/47(a)	4,000,000
4,695,000	Napoleon, OH, G.O., BAN (Various Purposes), 4.500%, 7/24/08	4,697,189
190,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series C, (FSA Ins.), 3.750%, 12/1/08	190,503
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 1.500%, 1/1/34(a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 1.500%, 11/1/25(a)	1,125,000
1,975,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A, (LOC - Wachovia Bank N.A.), 1.500%, 2/1/14(a)	1,975,000
5,000,000	Ohio State Air Quality Development Authority Revenue, Series B, (LOC - Bank of America N.A.), 1.800%, 8/1/29(a)	5,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$4,650,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Wachovia Bank N.A.), 2.200%, 6/1/23(a)	$4,650,000
1,300,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 1.510%, 9/1/27(a)	1,300,000
100,000	Ohio State Higher Education Facilities Commisson Revenue, (Various Higher Educational - Pooled Financing PG), (LOC - Fifth Third Bank), 1.510%, 9/1/24(a)	100,000
1,700,000	Ohio State Higher Education Facilities Revenue, (LOC - Fifth Third Bank), 1.760%, 9/1/25(a)	1,700,000
2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 1.750%, 11/1/30(a)	2,590,000
340,000	Ohio State Higher Educational Facilities Commission Revenue, (LOC - Fifth Third Bank), 1.760%, 9/1/17(a)	340,000
3,805,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Higher Educational Facilities - Pooled PG) Series A, (LOC - Fifth Third Bank), 1.760%, 9/1/20(a)	3,805,000
350,000	Ohio State Higher Educational Facilities Commission Revenue, (Various - Pooled Financing PG), Series A, (LOC - Fifth Third Bank), 1.570%, 9/1/26(a)	350,000
1,190,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B, (LOC - Fifth Third Bank), 1.570%, 9/1/24(a)	1,190,000
175,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing PG), Series B, (LOC - Fifth Third Bank), 1.570%, 11/1/28(a)	175,000
900,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 1.570%, 12/1/24(a)	900,000
400,000	Ohio State Higher Educational Facilities Revenue, Series A, 1.500%, 10/1/22(a)	400,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$1,480,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 1.750%, 5/1/15(a)	$1,480,000
950,000	Ohio State Highway Capital Improvements Buckeye Savers, G.O., Series L, 3.500%, 5/1/09	962,630
8,375,000	Ohio State Highway Capital Improvements Buckeye Savers, G.O., Series L, 4.000%, 5/1/09	8,532,056
200,000	Ohio State Infrastructure Improvement, G.O., 5.625%, 2/1/09	204,075
1,600,000	Ohio State University General Receipts Revenue, (Various), 1.450%, 12/1/17(a)	1,600,000
900,000	Ohio State University General Receipts Revenue, (Various), (FSA Ins.), 1.700%, 12/1/26(a)	900,000
960,000	Ohio State University General Receipts Revenue, (Various), 1.450%, 12/1/27(a)	960,000
6,425,000	Ohio State University General Receipts Revenue, (Various), 1.150%, 12/1/31(a)	6,425,000
180,000	Ohio State University, G.O., Series B, 1.300%, 3/15/25(a)	180,000
300,000	Ohio State University, G.O., Series B, 1.370%, 6/1/35(a)	300,000
5,350,000	Ohio State University, G.O., Series D, 1.450%, 2/1/19(a)	5,350,000
7,065,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 1.450%, 8/1/21(a)	7,065,000
955,000	Ohio State University, Infrastructure Improvements, G.O., Series A, 4.000%, 9/1/08	955,674
3,850,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 1.450%, 8/1/17(a)	3,850,000
6,445,000	Ohio State University, School Improvements, G.O., Series A, 1.450%, 3/15/25(a)	6,445,000
6,320,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 7.650%, 12/1/18(a)	6,320,000
4,000,000	Ohio State Water Development Authority Revenue, (Various), (LOC - Wachovia Bank N.A.), 1.470%, 12/1/33(a)	4,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$2,200,000	Ohio State, Common Schemes, G.O., Series B, 5.000%, 3/15/09	$2,259,287
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 1.560%, 11/1/30(a)	700,000
1,000,000	Pickerington, OH, G.O., BAN, 2.250%, 2/27/09	1,003,754
4,000,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 1.500%, 4/1/38(a)	4,000,000
1,000,000	Richland County, OH, G.O., BAN, 4.500%, 7/30/08	1,000,551
2,000,000	Richland County, OH, G.O., BAN, 4.500%, 1/15/09	2,006,299
1,800,000	Richland County, OH, G.O., BAN, Series B, 2.000%, 2/19/09	1,806,211
450,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 1.500%, 9/1/35(a)	450,000
230,000	Sandusky County, OH, G.O., 4.250%, 9/25/08	230,286
1,315,000	Shaker Heights, OH, G.O., BAN (Various Purposes), 2.500%, 5/8/09	1,320,490
1,820,000	South-Western City School District, OH, Franklin & Pickaway County, G.O., Series A, 4.500%, 12/1/08	1,828,450
100,000	Southington, OH, Local School District, G.O., (FSA Ins.), 3.000%, 12/1/08	100,412
1,500,000	Springfield, OH, Local School District, G.O., BAN, 3.750%, 12/18/08	1,504,812
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 1.560%, 11/1/36(a)	2,845,000
1,200,000	Tallmadge, OH, G.O., BAN, 2.500%, 6/4/09	1,205,337
1,675,000	Tipp City, OH, G.O., BAN (Various Purposes), 2.000%, 4/22/09	1,678,326
300,000	Toledo, OH, City Service Special Assessment, (LOC - State Street B&T Co.), 1.550%, 12/1/08(a)	300,000
8,000,000	University of Akron, OH, General Receipts Revenue, Series C-1, (SPA - Dexia Credit Local), 1.400%, 1/1/29(a)	8,000,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$4,690,000	University of Cincinnati, OH, General Receipts Revenue, (Various) Series B, (AMBAC Ins.), 9.000%, 6/1/31(a)	$4,690,000
1,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 3.250%, 1/14/09	1,002,724
4,420,000	University of Cincinnati, OH, General Receipts Revenue, Series B, and (MBIA Ins.), 10.000%, 6/1/20(a)	4,420,000
150,000	Wapakoneta, OH, City School District, G.O., (State Aid Withholding), 3.000%, 12/1/08	150,455
1,200,000	Wapakoneta, OH, City School District, G.O., BAN, 2.500%, 5/27/09	1,205,934
537,980	Warren County, OH, Health Care Facilities Revenue, Otterbein Homes, Series B, (LOC - Fifth Third Bank), 1.550%, 7/1/23(a)	537,980
2,412,000	Washington County, OH, Hospital Revenue, (FSA Ins. SPA - Bank One N.A.), 1.670%, 12/1/33(a)	2,412,000
395,000	West Chester Township, OH, G.O., (Various Purposes), Series A, 3.000%, 12/1/08	396,216
310,000	Wilmington, OH, BAN, 4.500%, 7/25/08	310,141
300,000	Wooster, OH, Industrial Development Revenue, 1.520%, 12/1/10(a)	300,000

		280,785,468

Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Puerto Rico -- 1.7%
$5,000,000	Puerto Rico Electric Power Authority Revenue, Series 815, (FGIC Ins. Liquid Facility - JP Morgan Chase Bank), 1.630%, 1/1/13(a)	$5,000,000

Total Municipal Bonds (Cost $285,785,468)		285,785,468

Commercial Papers -- 2.4%
Ohio -- 2.4%
7,000,000	Cuyahoga County, OH, Cleveland Clinic, (Bank of America N.A.), 2.000%, 7/9/08	7,000,000

Total Commercial Papers (Cost $7,000,000)		7,000,000

Cash Equivalents -- 0.4%
1,228,123	Fidelity Institutional Tax-Exempt Portfolio, 1.620%(b)	1,228,123

Total Cash Equivalents (Cost $1,228,123)		1,228,123

Total Investments (Cost $294,013,591) -- 99.7%		294,013,591

Other Assets in Excess of Liabilities -- 0.3%		933,686

Net Assets -- 100.0%		$294,947,277

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.
(b) Rate disclosed is the seven day yield as of June 30, 2008.
AMBAC -- American Municipal Bond Assurance Corp.
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins. -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PLC -- Public Liability Co.
SPA -- Standby Purchase Agreement
Huntington Tax-Free Money Market Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Demand Notes	75.7%
General Market Notes	18.9%
Commercial Paper	3.6%
Cash	1.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
Municipal Bonds -- 94.4%
Alabama -- 0.6%
$500,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 1.530%, 9/1/15(a)	$500,000

Arizona -- 0.3%
205,000	Chandler, AZ, Spectrum Improvement District, Special Assessment, 4.000%, 1/1/09	206,960

Arkansas -- 0.2%
200,000	North Little Rock, AR, Health Facilities Board Revenue, Series B, (MBIA Ins.), 5.000%, 12/1/21(a)	200,000

California -- 6.7%
2,500,000	California State Department Water Resources Supply Revenue, Subseries F-5, (LOC - Citibank N.A.), 2.850%, 5/1/22(a)	2,500,000
1,000,000	Contra Costa County, CA, Housing Authority Multifamily Revenue, (Freddie Mac Ins.), 1.350%, 11/15/17(a)	1,000,000
2,000,000	Irvine, CA, Improvement Board Act 1915, Special Assessment, (LOC - State Street B&T Co.), 1.600%, 9/2/22(a)	2,000,000

		5,500,000

Colorado -- 2.4%
1,900,000	Colorado Health Facilities Authority Revenue, (FSA Ins.), 5.750%, 5/15/19	1,979,811

Delaware -- 1.0%
800,000	Delaware State Economic Development Authority Revenue, Series C, (LOC - JP Morgan Chase Bank), 1.450%, 12/1/15(a)	800,000

District of Columbia -- 2.5%
2,000,000	District of Columbia, G.O., Series B-1, (AMBAC Ins.), 5.500%, 6/1/09	2,063,118

Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- 25.8%
$1,000,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 1.530%, 4/1/20(a)	$1,000,000
1,100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 1.500%, 11/1/31(a)	1,100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 1.550%, 12/1/29(a)	500,000
95,000	Charlotte County, FL, Utility Revenue, Series B, (FSA Ins.), 1.550%, 10/1/21(a)	95,000
905,000	Collier County, FL, Educational Facilities Authority Revenue, (LOC - Fifth Third Bank), 1.590%, 4/1/28(a)	905,000
1,125,000	Collier County, FL, Health Facilities Authority Revenue, (LOC - Wachovia Bank N.A.), 1.500%, 12/1/24(a)	1,125,000
460,000	Dade County, FL, Water & Sewer Systems Revenue, (FGIC Ins.), 10.000%, 10/5/22(a)	460,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 1.560%, 7/1/25(a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 1.560%, 8/1/11(a)	1,580,000
670,000	Florida Municipal Power Agency Revenue, (MBIA Ins.), 6.500%, 10/1/19(a)	670,000
950,000	Florida State Board of Education Lottery Revenue, Series B, (FGIC Ins.), 5.750%, 7/1/08	950,000
600,000	Florida State Department of Transportation, G.O., Series A, 5.250%, 7/1/08	600,000
Principal Amount		Value
Municipal Bonds -- (Continued)
Florida -- (Continued)
$375,000	Fort Lauderdale, FL, Revenue, (FSA Ins.), 1.550%, 6/1/32(a)	$375,000
500,000	Fort Lauderdale, FL, Water And Sewer Revenue, (MBIA Ins.), 2.750%, 9/1/08	500,442
830,000	Halifax Hospital Medical Center, FL, Health Care Facilities Revenue, (LOC - Bank of America N.A.), 1.560%, 12/1/13(a)	830,000
600,000	Jacksonville, FL, Capital Project Revenue, Series 2002-1, (FGIC Ins.), 6.500%, 10/1/34(a)	600,000
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 1.550%, 6/1/22(a)	600,000
400,000	Orange County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 1.500%, 5/1/31(a)	400,000
2,635,000	Orange County, FL, Health Facilities Authority Revenue, (LOC - SunTrust Bank), 1.500%, 10/1/15(a)	2,635,000
400,000	Orange County, FL, School Board COP, Series C, (MBIA Ins.), 9.250%, 8/1/22(a)	400,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 1.630%, 5/1/25(a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 1.630%, 3/1/30(a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 1.570%, 11/1/36(a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (FSA Ins.), 1.660%, 11/15/33(a)	500,000
800,000	University of North Florida, Foundation, Inc., Revenue, (LOC - Wachovia Bank N.A.), 2.900%, 5/1/28(a)	800,000
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 1.630%, 8/1/34(a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 1.550%, 1/15/32(a)	1,100,000

		21,225,442

Principal Amount		Value
Municipal Bonds -- (Continued)
Georgia -- 6.4%
$220,000	Bibb County, GA, Development Authority Revenue, (LOC - SunTrust Bank), 1.570%, 6/1/26(a)	$220,000
1,000,000	Cobb County, GA, Housing Authority Revenue, (Freddie Mac Ins.), 1.550%, 3/1/24(a)	1,000,000
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (FSA Ins.), 1.470%, 9/1/31(a)	1,075,000
1,000,000	Gwinnett County, GA, Hospital Authority Revenue, Series C, (FSA Ins.), 1.520%, 7/1/42(a)	1,000,000
2,000,000	Tift County, GA, Hospital Authority Revenue, Series A, (AMBAC Ins. SPA - Wachovia Bank N.A.), 8.000%, 12/1/32(a)	2,000,000

		5,295,000

Illinois -- 8.4%
100,000	Chicago, IL, Board of Education, G.O., Series C, (FSA Ins.), 1.530%, 3/1/32(a)	100,000
955,000	Grundy, Kendall & Will Counties, IL, Community High School District 111, G.O., Series B, (AMBAC Ins.), 7.750%, 5/1/26(a)	955,000
2,000,000	Huntley, IL, Special Service Area No 7, Special Tax, 6.300%, 3/1/28	2,094,549
645,000	Illinois Department of Central Management Services, COP, (MBIA Ins.), 5.100%, 7/1/08	645,000
500,000	Illinois Finance Authority Revenue, (LOC - Bank of America N.A.), 1.550%, 2/1/42(a)	500,000
2,600,000	Illinois Health Facilities Authority Revenue, Series B, (FSA Ins.), 1.550%, 11/15/29(a)	2,600,000

		6,894,549

Indiana -- 2.3%
1,000,000	Indiana Health & Educational Facilities Finance Authority Revenue, Series A, (MBIA Ins. SPA - Citibank N.A.), 9.000%, 11/1/37(a)	1,000,000
915,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 1.580%, 10/1/24(a)	915,000

		1,915,000

Principal Amount		Value
Municipal Bonds -- (Continued)
Kentucky -- 1.2%
$1,000,000	Russell, KY, Revenue, Series B, (FSA Ins.), 1.510%, 11/1/26(a)	$1,000,000

Michigan -- 1.5%
200,000	Oakland University, MI, Revenue, (FGIC Ins.), 8.250%, 3/1/31(a)	200,000
1,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, Series U, (AMBAC Ins. SPA - Morgan Stanley Bank), 8.500%, 1/1/20(a)	1,000,000

		1,200,000

Missouri -- 1.2%
1,000,000	Missouri Development Finance Board Cultural Facilities Revenue, Series B, (MBIA Ins. SPA - JP Morgan Chase Bank), 7.750%, 12/1/31(a)	1,000,000

New Hampshire -- 1.2%
1,000,000	New Hampshire Health & Education Facilities Authority Revenue, Series A-RMKT, (SPA - JP Morgan Chase Bank), 1.650%, 7/1/35(a)	1,000,000

New York -- 1.2%
1,000,000	New York City Transitional Finance Authority Revenue, Subseries B-3, (SPA - JP Morgan Chase Bank), 1.400%, 11/1/28(a)	1,000,000

North Carolina -- 2.8%
1,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series E, (FSA Ins.), 1.470%, 1/15/44(a)	1,000,000
350,000	New Hanover County, NC, Hospital Revenue, Series A-1, (FSA Ins. SPA - Wachovia Bank N.A.), 1.700%, 10/1/23(a)	350,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (FSA Ins.), 1.700%, 10/1/26(a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 1.550%, 5/1/27(a)	500,000

		2,345,000

Ohio -- 3.7%
2,000,000	Barberton, OH, City School District, G.O., (SD Credit Program), 2.600%, 11/4/08	2,004,061
650,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/08	658,307
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$400,000	Scioto County, OH, Hospital Revenue, Series C, (AMBAC Ins.), 7.750%, 12/1/25(a)	$400,000

		3,062,368

Oklahoma -- 2.4%
2,000,000	Tulsa, OK, Industrial Authority Revenue, Series B, (MBIA Ins. SPA - Dexia Public Finance Bank), 7.750%, 10/1/31(a)	2,000,000

Pennsylvania -- 3.6%
500,000	Daniel Boone, PA, Area School District Revenue, (AMBAC Ins. SPA - Wachovia Bank N.A.), 9.000%, 7/1/20(a)	500,000
1,200,000	Dauphin County, PA, General Authority Revenue, Subseries S-RMKT, (FSA Ins.), 1.700%, 6/1/26(a)	1,200,000
1,000,000	Lancaster County, PA, G.O., Series B, (FSA Ins.), 1.530%, 11/1/16(a)	1,000,000
250,000	Nazareth, PA, Area School District, G.O., (FSA State Aid Withholding), 3.000%, 11/15/08	250,876

		2,950,876

Tennessee -- 2.0%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 1.550%, 5/15/31(a)	1,625,000

Texas -- 4.9%
1,000,000	Austin, TX, G.O., 4.000%, 9/1/08	1,000,901
1,000,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 1.530%, 8/15/33(a)	1,000,000
930,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, (Fannie Mae Ins.), 1.550%, 12/15/29(a)	930,000
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 1.550%, 2/15/34(a)	1,110,000

		4,040,901

Principal Amount		Value
Municipal Bonds -- (Continued)
Virginia -- 3.0%
$2,000,000	Alexandria, VA, Redevelopment & Housing Authority Multifamily Revenue, Series A, (Ginnie Mae Ins. LOC - Depfa Bank PLC), 1.580%, 8/1/28(a)	$2,000,000
450,000	Chesterfield County, VA, Economic Development Authority Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 1.520%, 11/1/42(a)	450,000

		2,450,000

Washington -- 3.4%
300,000	King County, WA, School District No 210 Federal Way, G.O., (School Board Guaranty), 4.000%, 12/1/08	302,291
1,270,000	King County, WA, School District No 415 Kent, G.O., (FGIC Ins.), 5.250%, 12/1/13	1,281,406
930,000	Seattle, WA, Municipal Light & Power Revenue, (LOC - JP Morgan Chase Bank), 1.500%, 6/1/21(a)	930,000
250,000	Washington State, Series R-C, (MBIA Ins.), 4.000%, 1/1/09	252,290

		2,765,987

West Virginia -- 3.8%
1,595,000	West Virginia State Hospital Finance Authority Revenue, Series F, (AMBAC Ins.), 7.000%, 12/1/25(a)	1,595,000
1,495,000	West Virginia State Parkways Economic Development & Tourism Authority Revenue, (FGIC Ins.), 10.000%, 5/1/19(a)	1,495,000

		3,090,000

Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Wisconsin -- 1.9%
$1,575,000	Lake Geneva Genoa City, WI, Unified High School District, G.O., 3.610%, 10/30/08	$1,575,298

Total Municipal Bonds (Cost $77,685,310)		77,685,310

Commercial Papers -- 3.6%
Domestic -- 3.6%
3,000,000	Maryland Health & Higher Education Facility Authority, 1.550%, 9/2/08	3,000,000

Total Commercial Papers (Cost $3,000,000)		3,000,000

Cash Equivalents -- 1.8%
1,459,962	Fidelity Institutional Tax-Exempt Portfolio, 1.620%(b)	1,459,962

Total Cash Equivalents (Cost $1,459,962)		1,459,962

Total Investments (Cost $82,145,272) -- 99.8%		82,145,272

Other Assets in Excess of Liabilities -- 0.2%		180,800

Net Assets -- 100.0%		$82,326,072

(a) Variable or Floating Rate Security. Rate disclosed is as of June 30, 2008.
(b) Rate disclosed is the seven day yield as of June 30, 2008.
AMBAC -- American Municipal Bond Assurance Corp.
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins. -- Insured
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association
PLC -- Public Liability Co.
PSF-GTD -- Public School Fund Guaranteed
SPA -- Standby Purchase Agreement
Huntington U.S. Treasury Money Market Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
U.S. Treasury Bills	71.3%
Repurchase Agreements	28.7%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
U.S. Treasury Obligations -- 71.4%
U.S. Treasury Bills -- 71.4%(a)
$35,000,000	1.052%, 7/3/08	$34,998,314
70,000,000	1.001%, 7/17/08	69,963,600
65,000,000	1.401%, 7/24/08	64,945,407
40,000,000	1.151%, 7/31/08	39,958,667
70,000,000	1.242%, 8/7/08	69,897,962
40,000,000	1.474%, 8/14/08	39,940,087
40,000,000	1.841%, 8/21/08	39,908,710
35,000,000	1.106%, 8/28/08	34,940,550
20,000,000	1.407%, 9/4/08	19,949,444
15,000,000	1.859%, 9/11/08	14,944,500
20,000,000	1.860%, 9/18/08	19,918,805
20,000,000	1.999%, 11/13/08	19,851,425
30,000,000	2.253%, 11/28/08	29,721,250
15,000,000	2.071%, 12/11/08	14,860,771

		513,799,492

Total U.S. Treasury Obligations (Cost $513,799,492)		513,799,492

Principal Amount		Value
Repurchase Agreements -- 28.7%
$26,702,100	Morgan Stanley Dean Witter & Co., 1.630% dated 6/30/08, due 7/1/08, repurchase price $26,703,309 (Fully collateralized by Treasury Inflation Protected securities)	$26,702,100
30,000,000	Goldman Sachs & Co., Inc,. 1.400% dated 6/26/08, due 7/1/08, repurchase price $30,005,833 (Fully collateralized by U.S. Treasury securities)	30,000,000
30,000,000	Goldman Sachs & Co., Inc., 1.650% dated 6/25/08, due 7/1/08, repurchase price $30,008,250 (Fully collateralized by U.S. Treasury securities)	30,000,000
60,000,000	J.P. Morgan Chase & Co., 1.750% dated 6/27/08, due 7/3/08, repurchase price $60,017,500 (Fully collateralized by U.S. Treasury securities)	60,000,000
60,000,000	Merrill Lynch 1.350% dated 6/30/08, due 7/3/08, repurchase price $60,006,750 (Fully collateralized by U.S.Treasury securities)	60,000,000

Total Repurchase Agreements (Cost $206,702,100)		206,702,100

Total Investments (Cost $720,501,592) -- 100.1%		720,501,592

Liabilities in Excess of Other Assets -- (0.1)%		(984,181)

Net Assets -- 100.0%		$719,517,411

(a) Rate represents the effective yield at purchase.
Huntington Dividend Capture Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Common Stocks (includes 12.6% Real Estate Investment Trusts)	52.9%
Preferred Stocks (includes 2.5% Real Estate Investment Trusts)	28.8%
Other Investments (Collateral for Securities Lending)	15.5%
Cash[1]	1.8%
Exchange Traded Funds	1.0%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 62.7%
Consumer Discretionary -- 3.6%
34,000	CBS Corp., Class B(a)	$662,660
19,300	Snap-on, Inc.(a)	1,003,793
20,000	The Stanley Works	896,600
35,000	The Walt Disney Co.	1,092,000

		3,655,053

Consumer Staples -- 4.9%
33,000	Archer-Daniels-Midland Co.	1,113,750
56,000	ConAgra Foods, Inc.(a)	1,079,680
12,500	Molson Coors Brewing Co., Class B	679,125
15,000	Reynolds American, Inc.	700,050
48,000	SUPERVALU, Inc.	1,482,720

		5,055,325

Energy -- 2.8%
10,500	Chevron Texaco Corp.	1,040,865
12,500	ConocoPhillips	1,179,875
17,000	Valero Energy Corp.	700,060

		2,920,800

Financials -- 12.0%
24,000	ACE Ltd.	1,322,160
68,000	American Capital Strategies Ltd.(a)	1,616,360
30,500	Bank of America Corp.	728,035
20,000	Chubb Corp.	980,200
23,000	Hartford Financial Services Group, Inc.	1,485,110
39,000	JPMorgan Chase & Co.	1,338,090
49,000	KeyCorp(a)	538,020
49,000	Lehman Brothers Holdings, Inc.(a)	970,690
7,000	Prudential Financial, Inc.	418,180
48,000	Regions Financial Corp.(a)	523,680
22,000	The Travelers Cos., Inc.	954,800
20,000	Wachovia Corp.(a)	310,600
52,000	Wells Fargo & Co.	1,235,000

		12,420,925

Shares		Value
Common Stocks -- (Continued)
Health Care -- 5.2%
27,000	AstraZeneca PLC ADR	$1,148,310
15,500	Johnson & Johnson	997,270
45,500	Merck & Co., Inc.	1,714,895
56,000	Pfizer, Inc.	978,320
10,000	Wyeth	479,600

		5,318,395

Industrials -- 9.1%
46,000	Cooper Industries Ltd., Class A(a)	1,817,000
11,500	Eastman Chemical Co.(a)	791,890
18,000	Eaton Corp.	1,529,460
23,000	Illinois Tool Works, Inc.	1,092,730
14,000	Lockheed Martin Corp.	1,381,240
51,500	R.R. Donnelley & Sons Co.	1,529,035
23,000	Raytheon Co.	1,294,440

		9,435,795

Materials -- 1.4%
6,000	Air Products & Chemical, Inc.(a)	593,160
3,500	Du Pont (E.I.) de Nemours & Co.	150,115
15,500	Lubrizol Corp.	718,115

		1,461,390

Real Estate Investment Trusts -- 14.9%
21,805	Apartment Investment & Management Co.	742,679
35,000	Brandywine Realty Trust(a)	551,600
62,000	Cedar Shopping Centers, Inc.	726,640
18,000	Entertainment Properties Trust(a)	889,920
24,000	Equity Residential	918,480
33,500	First Industrial Realty Trust, Inc.(a)	920,245
24,000	HCP, Inc.	763,440
21,000	Highwoods Properties, Inc.	659,820
33,000	Hospitality Properties Trust	807,180
51,000	Host Hotels & Resorts, Inc.	696,150
33,000	Lexington Realty Trust(a)	449,790
32,000	Liberty Property Trust	1,060,800
19,000	Mack-Cali Realty Corp.	649,230
13,500	Mid-America Apartment Communities, Inc.	689,040
Shares		Value
Common Stocks -- (Continued)
Real Estate Investment Trusts -- (Continued)
45,000	National Retail Properties, Inc.	$940,500
22,000	ProLogis Trust	1,195,700
24,000	Realty Income Corp.(a)	546,240
14,000	Simon Property Group, Inc.	1,258,460
32,000	Weingarten Realty Investors	970,240

		15,436,154

Technology -- 3.0%
13,500	Accenture Ltd., Class A	549,720
22,000	Hewlett-Packard Co.	972,620
6,500	International Business Machines Corp.	770,445
74,500	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	812,795

		3,105,580

Telecommunications -- 2.8%
29,500	AT&T, Inc.	993,855
29,500	Embarq Corp.	1,394,465
282	FairPoint Communications, Inc.	2,033
15,000	Verizon Communications, Inc.(a)	531,000

		2,921,353

Utilities -- 3.0%
37,000	Consolidated Edison, Inc.(a)	1,446,330
49,500	Duke Energy Corp.	860,310
38,000	Xcel Energy, Inc.	762,660

		3,069,300

Total Common Stocks (Cost $75,650,751)		64,800,070

Preferred Stocks -- 34.1%
Consumer Discretionary -- 1.8%
80,000	Comcast Corp., 7.000%(a)	1,888,000

		1,888,000

Financials -- 26.1%
115,000	ABN AMRO Capital Funding Trust V, 5.900%	1,945,800
60,000	American International Group, Series A-4, 6.450%	1,097,400
40,000	ASBC Capital I, 7.625%	932,000
45,000	BAC Capital Trust XII, 6.875%(a)	985,500
40,000	Barclays Bank PLC, Series 2, 6.625%	780,800
20,000	Citigroup Capital Trust VIII, 6.950%	400,200
20,000	Fleet Capital Trust VIII, 7.200%	435,000
5,000	Goldman Sachs Group, Inc., Series B, 6.200%	107,400
60,000	HSBC Holdings PLC, Series A, 6.200%	1,236,600
95,000	ING Groep NV, 6.125%	1,691,000
40,000	JPMorgan Chase & Co., Series X, 7.000%(a)	953,600
Shares		Value
Preferred Stocks -- (Continued)
Financials -- (Continued)
75,000	KeyCorp Capital VIII, 7.000%(a)	$1,083,750
65,000	Lehman Brothers Holdings, Inc., 6.500%	1,110,850
70,000	Merrill Lynch & Co. Capital Trust V, 7.280%	1,322,300
36,154	MetLife, Inc., Series B, 6.500%	773,696
70,000	Morgan Stanley Capital Trust, 6.600%(a)	1,292,200
80,000	National City Capital Trust II, 6.625%(a)	1,001,600
42,386	PLC Capital Trust IV, 7.250%	900,279
39,721	Prudential PLC, 6.500%	734,838
82,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,704,780
30,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	517,800
70,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	1,262,800
70,000	SLM Corp., 6.000%	1,225,000
12,308	SunTrust Capital IX, 7.875%	261,299
100,000	The Bank of New York, Inc. Capital V, 7.800%	2,070,000
52,312	Wells Fargo Capital Trust VIII, 5.850%	1,088,089

		26,914,581

Real Estate Investment Trusts -- 3.0%
10,000	Duke Realty Corp., Series O, 8.375%	238,700
15,000	ProLogis Trust, Series F, 6.750%	321,000
130,000	Public Storage, Series F, 6.450%	2,499,900

		3,059,600

Utilities -- 3.2%
94,900	BGE Capital Trust II, 6.200%	2,102,035
40,000	FPL Group Capital, Inc., Series A, 6.600%	990,000
10,000	Xcel Energy, Inc., 7.600%	246,700

		3,338,735

Total Preferred Stocks (Cost $44,495,084)		35,200,916

Mutual Fund -- 1.2%
Exchange Traded Funds -- 1.2%
55,000	AMEX Technology SPDR(a)	1,257,850

Total Mutual Funds (Cost $914,245)		1,257,850

Shares		Value
Cash Equivalents -- 2.1%
2,185,235	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	$2,185,235

Total Cash Equivalents (Cost $2,185,235)		2,185,235

Short-Term Securities Held As Collateral For Securities Lending -- 18.3%
	Pool of various securities for the Huntington Funds	18,903,498

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $18,903,498)		18,903,498

Total Investments (Cost $142,148,813) -- 118.4%		122,347,569

Liabilities in Excess of Other Assets -- (18.4)%		(18,971,319)

Net Assets -- 100.0%		$103,376,250

(a) All or part of the security was on loan as of June 30, 2008.
(b) Rate disclosed is the seven day yield as of June 30, 2008.
(c) Investment in affiliate.
ADR--American Depositary Receipt
PLC--Public Liability Co.
Huntington Growth Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Technology	20.3%
Energy	19.9%
Other Investments (Collateral for Securities Lending)	15.1%
Health Care	9.9%
Consumer Staples	8.4%
Industrials	5.6%
Materials	5.1%
Consumer Discretionary	5.0%
Financials	4.3%
Utilities	4.0%
Cash[1]	2.4%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 98.1%
Consumer Discretionary -- 6.0%
83,800	McDonald’s Corp.	$4,711,236
71,400	Nike, Inc., Class B	4,256,154
14,900	SPX Corp.	1,962,777
66,000	The TJX Co., Inc.(a)	2,077,020

		13,007,187

Consumer Staples -- 10.0%
48,500	Archer-Daniels-Midland Co.	1,636,875
31,500	Colgate-Palmolive Co.	2,176,650
46,000	Costco Wholesale Corp.(a)	3,226,440
75,200	CVS Corp.	2,975,664
64,000	Molson Coors Brewing Co., Class B	3,477,120
53,000	Wal-Mart Stores, Inc.	2,978,600
25,200	Wimm-Bill-Dann Foods ADR*	2,651,544
66,000	Yum! Brands, Inc.	2,315,940

		21,438,833

Energy -- 23.7%
68,000	Anadarko Petroleum Corp.	5,089,120
40,000	Devon Energy Corp.	4,806,400
40,565	Exxon Mobil Corp.	3,574,993
4,700	First Solar, Inc.*	1,282,254
77,000	Halliburton Co.	4,086,390
32,400	Hess Corp.(a)	4,088,556
43,000	Murphy Oil Corp.(a)	4,216,150
33,000	Noble Energy, Inc.	3,318,480
99,880	Occidental Petroleum Corp.(a)	8,975,217
51,000	Petroleo Brasileiro SA ADR	3,612,330
20,930	Transocean, Inc.*(a)	3,189,523
96,000	Weatherford International, Inc.*	4,760,640

		51,000,053

Shares		Value
Common Stocks -- (Continued)
Financials -- 5.1%
37,000	Aflac, Inc.	$2,323,600
105,000	Banco Bradesco SA ADR	2,148,300
20,000	BlackRock, Inc.(a)	3,540,000
37,000	Credicorp Ltd.	3,038,440

		11,050,340

Health Care -- 11.8%
50,000	Abbott Laboratories	2,648,500
25,000	Alcon, Inc.	4,069,750
90,000	Baxter International, Inc.(a)	5,754,600
95,000	Gilead Sciences, Inc.*	5,030,250
52,000	Novo-Nordisk A/S	3,432,000
40,800	Teva Pharmaceutical Industries Ltd. ADR	1,868,640
48,700	Thermo Fisher Scientific, Inc.*(a)	2,714,051

		25,517,791

Industrials -- 6.6%
45,000	Emerson Electric Co.	2,225,250
35,700	Lockheed Martin Corp.	3,522,162
70,000	Manitowoc Co.	2,277,100
50,000	McDermott International, Inc.*	3,094,500
40,000	Union Pacific Corp.	3,020,000

		14,139,012

Materials -- 6.1%
37,000	ArcelorMittal, Class A(a)	3,665,590
13,534	Freeport-McMoran Copper & Gold, Inc., Class B	1,586,049
33,000	Monsanto Co.	4,172,520
38,990	Praxair, Inc.(a)	3,674,418

		13,098,577

Shares		Value
Common Stocks -- (Continued)
Technology -- 24.1%
44,000	Amphenol Corp., Class A	$1,974,720
28,600	Apple Computer, Inc.*	4,788,784
140,000	Cisco Systems, Inc.*(a)	3,256,400
150,000	Corning, Inc.(a)	3,457,500
53,600	FLIR Systems, Inc.*	2,174,552
28,000	Genzyme Corp.*	2,016,560
4,300	Google, Inc., Class A*	2,263,606
43,000	Harris Corp.	2,171,070
76,747	Hewlett-Packard Co.	3,392,985
46,000	International Business Machines Corp.	5,452,380
45,000	MEMC Electronic Materials, Inc.*	2,769,300
116,025	Microsoft Corp.	3,191,847
300,000	Oracle Corp.*	6,300,000
21,000	Priceline.com, Inc.*(a)	2,424,660
34,800	Research In Motion Ltd.*	4,068,120
62,000	Western Digital Corp.*	2,140,860

		51,843,344

Utilities -- 4.7%
39,000	FirstEnergy Corp.	3,210,870
53,610	FPL Group, Inc.	3,515,744
80,000	NRG Energy, Inc.*	3,432,000

		10,158,614

Total Common Stocks (Cost $165,596,545)		211,253,751

Shares		Value
Cash Equivalents -- 2.8%
6,024,810	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	$6,024,810

Total Cash Equivalents (Cost $6,024,810)		6,024,810

Short-Term Securities Held As Collateral For Securities Lending -- 18.0%
	Pool of various securities for the Huntington Funds	38,803,202

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $38,803,202)		38,803,202

Total Investments (Cost $210,424,557) -- 118.9%		256,081,763

Liabilities in Excess of Other Assets -- (18.9)%		(40,703,089)

Net Assets -- 100.0%		$215,378,674

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
ADR -- American Depositary Receipt
Huntington Income Equity Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Other Investments (Collateral for Securities Lending)	17.1%
Financials	15.7%
Industrials	13.6%
Health Care	9.4%
Technology	8.7%
Consumer Staples	8.2%
Energy	6.1%
Consumer Discretionary	6.0%
Telecommunications	4.9%
Utilities	3.9%
Real Estate Investment Trusts	3.2%
Materials	2.6%
Cash[1]	0.6%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 99.2%
Consumer Discretionary -- 7.2%
99,800	CBS Corp., Class B(a)	$1,945,102
85,000	D. R. Horton, Inc.(a)	922,250
67,000	Lennar Corp., Class A(a)	826,780
65,300	Royal Caribbean Cruises Ltd.(a)	1,467,291
65,000	The Gap, Inc.(a)	1,083,550
41,500	Tyco International Ltd.	1,661,660
26,800	Whirlpool Corp.	1,654,364

		9,560,997

Consumer Staples -- 9.9%
90,200	Archer-Daniels-Midland Co.(a)	3,044,250
90,000	ConAgra Foods, Inc.(a)	1,735,200
46,300	General Mills, Inc.	2,813,651
35,800	Molson Coors Brewing Co., Class B	1,945,014
57,300	SUPERVALU, Inc.	1,769,997
33,700	Wal-Mart Stores, Inc.	1,893,940

		13,202,052

Energy -- 7.4%
27,600	Chevron Texaco Corp.	2,735,988
32,400	ConocoPhillips	3,058,236
22,000	Occidental Petroleum Corp.(a)	1,976,920
50,000	Progress Energy, Inc.	2,091,500

		9,862,644

Financials -- 18.9%
89,000	Banco Santander SA ADR	1,618,910
67,700	Bank of America Corp.	1,615,999
41,700	Bank of New York Mellon Corp.	1,577,511
120,000	BB&T Corp.(a)	2,732,400
32,500	Chubb Corp.	1,592,825
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
70,500	Cincinnati Financial Corp.	$1,790,700
170,000	Fifth Third Bancorp(a)	1,730,600
28,500	ING Groep NV ADR	899,175
65,900	JPMorgan Chase & Co.	2,261,029
56,500	Lehman Brothers Holdings, Inc.(a)	1,119,265
190,000	Regions Financial Corp.(a)	2,072,900
56,000	The Travelers Cos., Inc.	2,430,400
74,800	U.S. Bancorp(a)	2,086,172
70,000	Wells Fargo & Co.	1,662,500

		25,190,386

Health Care -- 11.3%
32,400	Abbott Laboratories	1,716,228
36,300	Covidien Ltd.	1,738,407
39,000	Eli Lilly & Co.(a)	1,800,240
39,200	Johnson & Johnson	2,522,128
145,800	Pfizer, Inc.	2,547,126
56,500	Sanofi-Aventis ADR	1,877,495
60,500	Wyeth	2,901,580

		15,103,204

Industrials -- 16.4%
34,400	Autoliv, Inc.	1,603,728
22,600	Caterpillar, Inc.(a)	1,668,332
42,000	Dover Corp.	2,031,540
25,800	Eastman Chemical Co.(a)	1,776,588
30,000	Eaton Corp.	2,549,100
20,900	General Dynamics Corp.	1,759,780
80,200	Ingersoll Rand Co.	3,001,886
31,000	L-3 Communications Holdings, Inc.	2,816,970
Shares		Value
Common Stocks -- (Continued)
Industrials -- (Continued)
39,000	Parker Hannifin Corp.	$2,781,480
63,800	R.R. Donnelley & Sons Co.	1,894,222

		21,883,626

Materials -- 3.1%
36,200	Du Pont (E.I.) de Nemours & Co.	1,552,618
75,000	The Dow Chemical Co.	2,618,250

		4,170,868

Real Estate Investment Trusts -- 3.9%
40,000	HCP, Inc.	1,272,400
20,500	Health Care REIT, Inc.	912,250
45,300	Hospitality Properties Trust	1,108,038
55,400	Mack-Cali Realty Corp.	1,893,018

		5,185,706

Technology -- 10.5%
64,200	Hewlett-Packard Co.	2,838,282
24,400	International Business Machines Corp.	2,892,132
66,000	Microsoft Corp.	1,815,660
76,000	Nokia Oyj ADR	1,862,000
59,600	Tyco Electronics Ltd.	2,134,872
41,300	United Technologies Corp.	2,548,210

		14,091,156

Telecommunications -- 5.9%
53,000	AT&T, Inc.	1,785,570
55,800	BCE, Inc. ADR	1,942,398
147,100	Deutsche Telecom AG ADR	2,408,027
139,000	Windstream Corp.(a)	1,715,260

		7,851,255

Utilities -- 4.7%
41,000	Consolidated Edison, Inc.(a)	1,602,690
42,800	DTE Energy Co.(a)	1,816,432
80,600	Duke Energy Corp.	1,400,828
82,000	NiSource, Inc.	1,469,440

		6,289,390

Total Common Stocks (Cost $137,668,631)		132,391,284

Shares		Value
Cash Equivalents -- 0.7%
953,575	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	$953,575

Total Cash Equivalents (Cost $953,575)		953,575

Short-Term Securities Held As Collateral For Securities Lending -- 20.7%
	Pool of various securities for the Huntington Funds	27,579,380

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $27,579,380)		27,579,380

Total Investments (Cost $166,201,586) -- 120.6%		160,924,239

Liabilities in Excess of Other Assets -- (20.6)%		(27,452,631)

Net Assets -- 100.0%		$133,471,608

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
Huntington International Equity Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Japan	21.0%
United Kingdom	15.4%
France	9.6%
Repurchase Agreements	8.5%
Germany	5.4%
Netherlands	5.4%
Switzerland	5.3%
Singapore	4.6%
Spain	3.8%
Exchange Traded Funds	3.3%
Sweden	2.9%
Italy	2.6%
Netherlands Antilles	2.6%
Canada	2.0%
Ireland	1.9%
Finland	1.9%
Mexico	1.8%
Norway	1.6%
United States	0.4%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 84.6%
Canada -- 1.9%
Energy -- 1.9%
70,000	EnCana Corp.	$6,365,100

Finland -- 1.8%
Telecommunications -- 1.8%
245,000	Nokia Oyj	5,974,575

France -- 9.2%
Consumer Discretionary -- 1.7%
156,000	Vivendi	5,918,766

Energy -- 2.6%
103,140	Total SA	8,800,674

Financials -- 1.9%
212,900	AXA ADR	6,263,518

Materials -- 1.4%
31,000	Lafarge SA	4,752,975

Utilities -- 1.6%
79,800	Suez SA ADR	5,436,511

		31,172,444

Shares		Value
Common Stocks -- (Continued)
Germany -- 5.2%
Health Care -- 1.6%
76,300	Stada Arzneimittel AG	$5,467,846

Technology -- 1.6%
104,400	SAP AG ADR	5,446,814

Utilities -- 2.0%
100,000	E.ON AG ADR	6,720,340

		17,635,000

Ireland -- 1.8%
Consumer Staples -- 0.9%
103,300	Kerry Group PLC	3,057,368

Financials -- 0.9%
335,000	Anglo Irish Bank Corp. PLC	3,190,727

		6,248,095

Italy -- 2.5%
Energy -- 1.8%
130,000	Saipem SpA	6,105,006

Industrials -- 0.7%
96,000	Finmeccanica SpA	2,520,907

		8,625,913

Shares		Value
Common Stocks -- (Continued)
Japan -- 20.2%
Consumer Discretionary -- 5.6%
152,000	Honda Motor Co. Ltd	$5,168,315
222,000	Matsushita Electric Industrial Co. Ltd.	4,788,358
16,150	Nintendo Co. Ltd.	9,111,661

		19,068,334

Consumer Staples -- 3.9%
538,000	Ajinomoto Co., Inc.	5,087,614
113,600	Unicharm Corp.	8,078,365

		13,165,979

Financials -- 2.3%
874,500	Mitsubishi UFJ Financial Group, Inc. ADR	7,695,600

Health Care -- 1.4%
136,000	Eisai Co. Ltd.	4,803,617

Industrials -- 3.2%
48,000	FANUC Ltd.	4,688,330
223,000	KOMATSU Ltd.	6,217,199

		10,905,529

Technology -- 3.8%
148,500	Canon, Inc.	7,636,903
330,000	Sharp Corp.	5,374,117

		13,011,020

		68,650,079

Mexico -- 1.7%
Materials -- 1.7%
240,003	Cemex S.A.B. de C.V. ADR*	5,928,074

Netherlands -- 5.2%
Consumer Discretionary -- 1.9%
191,000	Koninklijke (Royal) Phillips Electronics NV	6,455,800

Financials -- 1.6%
147,012	ING Groep NV	4,687,859
30,000	ING Groep NV ADR	946,500

		5,634,359

Industrials -- 1.7%
165,800	TNT NV ADR	5,669,358

		17,759,517

Netherlands Antilles -- 2.5%
Energy -- 2.5%
79,000	Schlumberger Ltd.	8,486,970

Norway -- 1.5%
Telecommunications -- 1.5%
271,000	Telenor ASA	5,099,448

Shares		Value
Common Stocks -- (Continued)
Singapore -- 4.4%
Industrials -- 2.4%
996,000	Keppel Corp. Ltd.	$8,157,212

Telecommunications -- 2.0%
2,575,930	Singapore Telecommunications Ltd.(a)	6,855,511

		15,012,723

Spain -- 3.6%
Financials -- 1.7%
305,700	Banco Bilbao Vizcaya Argentaria SA ADR	5,799,129

Telecommunications -- 1.9%
249,384	Telefonica SA	6,627,207

		12,426,336

Sweden -- 2.8%
Financials -- 0.9%
162,600	Swedbank AB, Class A	3,146,348

Industrials -- 1.9%
471,500	Sandvik AB	6,460,942

		9,607,290

Switzerland -- 5.1%
Health Care -- 2.7%
123,900	Novartis AG	6,824,023
12,000	Roche Holding AG	2,161,951

		8,985,974

Materials -- 2.4%
128,100	Syngenta AG ADR	8,288,070

		17,274,044

United Kingdom -- 14.8%
Consumer Discretionary -- 1.8%
495,000	Pearson PLC	6,057,985

Consumer Staples -- 4.4%
354,816	Cadbury PLC	4,469,561
520,000	Tate & Lyle PLC	4,116,628
872,284	Tesco PLC ADR	6,415,615

		15,001,804

Energy -- 2.6%
338,000	BG Group PLC ADR	8,798,192

Financials -- 2.0%
240,000	Standard Chartered PLC	6,835,156

Health Care -- 0.6%
42,850	GlaxoSmithKline PLC ADR	1,894,827

Industrials -- 1.7%
858,000	Rolls-Royce Group PLC	5,835,514

Utilities -- 1.7%
212,100	Scottish & Southern Energy PLC	5,926,516

		50,349,994

Shares or Principal Amount		Value
Common Stocks -- (Continued)
United States -- 0.4%
Consumer Staples -- 0.4%
66,528	Dr. Pepper Snapple Group, Inc.*	$1,395,757

Total Common Stocks (Cost $228,048,200)		288,011,359

Mutual Funds -- 3.2%
Exchange Traded Funds -- 3.2%
165,000	iShares MSCI Hong Kong Index Fund	2,793,450
275,000	iShares MSCI Malaysia Index Fund	2,846,250
235,000	iShares MSCI Taiwan Index Fund	3,320,550
88,200	Morgan Stanley India Fund	1,985,382

Total Mutual Funds (Cost $11,944,583)		10,945,632

Repurchase Agreements -- 8.2%
$27,971,000	State Street Bank, 1.000%, dated 6/30/08, due 7/1/08, repurchase price $27,971,777 (Fully collateralized by U.S. Treasury securities)	27,971,000

Total Repurchase Agreements (Cost $27,971,000)		27,971,000

Total Investments (Cost $267,963,783) -- 96.0%		326,927,991

Other Assets in Excess of Liabilities -- 4.0%		13,687,307

Net Assets -- 100.0%		$340,615,298

(a) Illiquid security.
* Non-income producing security.
ADR -- American Depositary Receipt
PLC -- Public Liability Co.
Huntington Macro 100 Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Financials	17.0%
Energy	16.9%
Technology	13.7%
Consumer Discretionary	13.5%
Health Care	12.6%
Consumer Staples	9.9%
Industrials	7.9%
Utilities	3.2%
Cash[1]	2.4%
Materials	2.3%
Telecommunications	0.6%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 97.8%
Consumer Discretionary -- 13.5%
3,000	Apollo Group, Inc., Class A*	$132,780
10,600	eBay, Inc.*	289,698
3,200	Ecolab, Inc.	137,568
5,500	Family Dollar Stores, Inc.	109,670
2,500	Fortune Brands, Inc.	156,025
4,000	Hasbro, Inc.	142,880
4,800	International Game Technology	119,904
6,800	Johnson Controls, Inc.	195,024
6,700	Leggett & Platt, Inc.	112,359
6,100	Liz Claiborne, Inc.	86,315
2,900	Meredith Corp.	82,041
9,000	Staples, Inc.	213,750
8,100	The Gap, Inc.	135,027
3,800	The Hershey Co.	124,564
6,000	The TJX Co., Inc.	188,820
200	The Washington Post Co., Class B	117,380
8,400	United Parcel Service, Inc., Class B	516,348
3,000	UST, Inc.	163,830

		3,023,983

Consumer Staples -- 9.9%
5,200	Avon Products, Inc.	187,304
6,400	Constellation Brands, Inc.*	127,104
5,200	Dean Foods Co.*	102,024
3,500	Kellogg Co.	168,070
3,200	McCormick & Co., Inc.	114,112
12,900	Procter & Gamble Co.	784,449
4,600	SUPERVALU, Inc.	142,094
7,400	Sysco Corp.	203,574
2,700	The Clorox Co.	140,940
3,000	Wm. Wrigley Jr. Co.	233,340

		2,203,011

Shares		Value
Common Stocks -- (Continued)
Energy -- 17.0%
3,000	Apache Corp.	$417,000
4,900	BJ Services Co.	156,506
4,900	Chesapeake Energy Corp.	323,204
2,500	CONSOL Energy, Inc.	280,925
2,400	ENSCO International, Inc.	193,776
2,200	Entergy Corp.	265,056
2,500	EOG Resources, Inc.	328,000
2,500	Integrys Energy Group, Inc.	127,075
6,900	Marathon Oil Corp.	357,903
4,500	Nabors Industries Ltd.*	221,535
3,200	Pinnacle West Capital Corp.	98,464
4,500	PPL Corp.	235,215
4,000	Progress Energy, Inc.	167,320
2,400	Range Resources Corp.	157,296
3,000	Rowan Cos., Inc.	140,250
4,900	XTO Energy, Inc.	335,699

		3,805,224

Financials -- 17.1%
3,900	ACE Ltd.	214,851
31,400	Citigroup, Inc.	526,264
20,500	Countrywide Financial Corp.	87,125
6,600	H&R Block, Inc.	141,240
8,800	Hudson City Bancorp, Inc.	146,784
17,800	JPMorgan Chase & Co.	610,718
1,600	M&T Bank Corp.	112,864
5,900	Marshall & Ilsley Corp.	90,447
4,800	Paychex, Inc.	150,144
9,900	Progressive Corp.	185,328
8,700	SLM Corp.*	168,345
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
4,000	State Street Corp.	$255,960
10,800	The Charles Schwab Corp.	221,832
2,100	Torchmark Corp.	123,165
14,800	U.S. Bancorp	412,772
18,100	Wachovia Corp.	281,093
2,900	Zions Bancorp	91,321

		3,820,253

Health Care -- 12.6%
2,900	Becton, Dickinson & Co.	235,770
1,800	C.R. Bard, Inc.	158,310
8,300	Gilead Sciences, Inc.*	439,485
12,700	Johnson & Johnson	817,118
3,700	McKesson Corp.	206,867
9,600	Medtronic, Inc.	496,800
9,600	Mylan Laboratories, Inc.*	115,872
2,500	Sigma-Aldrich Corp.	134,650
3,000	Zimmer Holdings, Inc.*	204,150

		2,809,022

Industrials -- 7.9%
9,900	Allied Waste Industries, Inc.*	124,938
3,800	General Dynamics Corp.	319,960
3,000	ITT Corp.	189,990
1,900	Jacobs Engineering Group, Inc.*	153,330
7,000	Masco Corp.	110,110
3,200	Pall Corp.	126,976
4,100	Pitney Bowes, Inc.	139,810
4,900	Union Pacific Corp.	369,950
6,100	Waste Management, Inc.	230,031

		1,765,095

Materials -- 2.3%
2,600	Ball Corp.	124,124
4,500	Pactiv Corp.*	95,535
3,200	Peabody Energy Corp.	281,760

		501,419

Shares		Value
Common Stocks -- (Continued)
Technology -- 13.7%
2,500	Affiliated Computer Services, Inc.*	$133,725
4,000	BMC Software, Inc.*	144,000
32,800	Cisco Systems, Inc.*	762,928
4,900	Cognizant Technology Solutions Corp., Class A*	159,299
18,900	Dell, Inc.*	413,532
4,000	Electronic Arts, Inc.*	177,720
3,000	Fiserv, Inc.*	136,110
3,100	Genzyme Corp.*	223,262
5,400	Intuit, Inc.*	148,878
10,100	Jabil Circuit, Inc.	165,741
3,200	Lexmark International, Inc.*	106,976
4,900	SanDisk Corp.*	91,630
11,000	Symantec Corp.*	212,850
12,800	Xerox Corp.	173,568

		3,050,219

Telecommunications -- 0.6%
10,900	Windstream Corp.	134,506

Utilities -- 3.2%
4,100	Consolidated Edison, Inc.	160,269
6,100	Dominion Resources, Inc.	289,689
7,700	Southern Co.	268,884

		718,842

Total Common Stocks (Cost $22,737,105)		21,831,574

Cash Equivalents -- 2.4%
548,870	Huntington Money Market Fund, Interfund Shares, 1.600%(a)(b)	548,870

Total Cash Equivalents (Cost $548,870)		548,870

Total Investments (Cost $23,285,975) -- 100.2%		22,380,444

Liabilities in Excess of Other Assets -- (0.2)%		(49,477)

Net Assets -- 100.0%		$22,330,967

(a) Investment in affiliate.
(b) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
Huntington Mid Corp America Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Industrials	15.9%
Other Investments (Collateral for Securities Lending)	15.5%
Technology	13.1%
Energy	11.3%
Health Care	11.1%
Financials	8.5%
Materials	7.2%
Consumer Discretionary	6.0%
Utilities	6.0%
Consumer Staples	2.8%
Cash[1]	1.8%
Real Estate Investment Trusts	0.4%
Telecommunications	0.4%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 98.6%
Consumer Discretionary -- 7.1%
20,840	Abercrombie & Fitch Co., Class A	$1,306,251
30,900	AnnTaylor Stores Corp.*	740,364
32,400	BorgWarner, Inc.(a)	1,437,912
30,934	Fidelity National Title Group, Inc., Class A	389,768
19,200	Hanover Insurance Group, Inc.	816,000
40,000	Nordstrom, Inc.(a)	1,212,000
5,000	Polo Ralph Lauren Corp.	313,900
12,000	Republic Services, Inc., Class A	356,400
37,200	Royal Caribbean Cruises Ltd.(a)	835,884
27,500	Sonic Automotive, Inc.	354,475
16,070	The Stanley Works	720,418
10,000	UniFirst Corp.	446,600
10,660	V.F. Corp.	758,779
10,600	Whirlpool Corp.(a)	654,338
8,000	Wolverine World Wide, Inc.	213,360

		10,556,449

Consumer Staples -- 3.3%
32,000	Church & Dwight Co., Inc.	1,803,200
25,950	Constellation Brands, Inc.*	515,367
20,700	Ralcorp Holdings, Inc.*(a)	1,023,408
18,900	Smithfield Foods, Inc.*(a)	375,732
37,780	SUPERVALU, Inc.	1,167,024

		4,884,731

Shares		Value
Common Stocks -- (Continued)
Energy -- 13.5%
4,500	Baker Hughes, Inc.	$393,030
46,700	Chesapeake Energy Corp.(a)	3,080,332
11,300	Forest Oil Corp.*	841,850
29,200	Helmerich & Payne, Inc.	2,102,984
9,145	Mariner Energy, Inc.*	338,091
28,160	Murphy Oil Corp.(a)	2,761,088
27,900	National Fuel Gas Co.(a)	1,659,492
41,500	Noble Energy, Inc.	4,173,240
6,000	Smith International, Inc.(a)	498,840
66,200	Spectra Energy Corp.	1,902,588
11,250	Unit Corp.*	933,412
25,200	Weatherford International, Inc.*	1,249,668

		19,934,615

Financials -- 10.1%
26,200	AmeriCredit Corp.*(a)	225,844
21,200	BancorpSouth, Inc.	370,788
18,818	BOK Financial Corp.	1,005,822
10,700	Cincinnati Financial Corp.	271,780
26,900	City National Corp.(a)	1,131,683
4,310	Everest Re Group Ltd.	343,550
24,200	First American Financial Corp.	638,880
17,000	FirstMerit Corp.	277,270
7,372	Fulton Financial Corp.	74,089
33,640	Genworth Financial, Inc.	599,128
20,000	Legg Mason, Inc.	871,400
28,870	Lincoln National Corp.	1,308,388
13,300	M&T Bank Corp.	938,182
Shares		Value
Common Stocks -- (Continued)
Financials -- (Continued)
22,100	Nationwide Financial Services, Inc.	$1,061,021
62,250	Old Republic International Corp.	737,040
30,900	Protective Life Corp.	1,175,745
22,240	T. Rowe Price Group, Inc.	1,255,893
32,800	TCF Financial Corp.	394,584
30,590	Torchmark Corp.	1,794,104
21,000	Wilmington Trust Corp.	555,240

		15,030,431

Health Care -- 13.2%
14,500	Aetna, Inc.	587,685
50,000	AmerisourceBergen Corp.	1,999,500
32,450	Barr Laboratories, Inc.*	1,462,846
12,430	Biogen Idec, Inc.*	694,713
8,300	Cephalon, Inc.*(a)	553,527
18,775	Coventry Health Care, Inc.*	571,135
8,000	Dentsply International, Inc.(a)	294,400
15,970	Humana, Inc.*	635,127
55,600	Invitrogen Corp.*	2,182,856
29,800	Lincare Holdings, Inc.*	846,320
76,300	Mylan Laboratories, Inc.*(a)	920,941
22,200	Owens & Minor, Inc.	1,014,318
45,880	Pediatrix Medical Group, Inc.*	2,258,672
16,000	Quest Diagnostics, Inc.	775,520
73,156	Thermo Fisher Scientific, Inc.*(a)	4,076,984
20,200	WellCare Health Plans, Inc.*	730,230

		19,604,774

Industrials -- 19.1%
10,200	Alliant Techsystems, Inc.*	1,037,136
47,200	Cooper Industries Ltd., Class A(a)	1,864,400
34,400	Cummins, Inc.	2,253,888
27,000	Eastman Chemical Co.(a)	1,859,220
16,000	Elbit Systems Ltd.	943,200
3,000	G&K Services, Inc., Class A	91,380
26,690	ITT Corp.	1,690,278
54,000	Kennametal, Inc.	1,757,700
39,000	L-3 Communications Holdings, Inc.	3,543,930
19,500	Mohawk Industries, Inc.*(a)	1,249,950
6,000	Oshkosh Corp.(a)	124,140
33,800	Pall Corp.	1,341,184
23,400	Parker Hannifin Corp.	1,668,888
20,100	Precision Castparts Corp.	1,937,037
20,000	Quanex Building Products Corp.	297,200
7,000	R.R. Donnelley & Sons Co.	207,830
3,000	Rockwell International Corp.	131,190
21,000	Ryder System, Inc.	1,446,480
16,000	Stericycle, Inc.*(a)	827,200
21,500	Teleflex, Inc.	1,195,185
20,000	Textron, Inc.	958,600
30,500	Thomas & Betts Corp.*	1,154,425
40,000	Wyndham Worldwide Corp.	716,400

		28,296,841

Shares		Value
Common Stocks -- (Continued)
Materials -- 8.6%
41,400	Albemarle Corp.	$1,652,274
44,400	AptarGroup, Inc.	1,862,580
6,000	Ball Corp.	286,440
8,000	Cymer, Inc.*	215,040
29,300	Cytec Industries, Inc.	1,598,608
27,000	FMC Corp.	2,090,880
18,800	Lubrizol Corp.	871,004
3,000	Minerals Technologies, Inc.	190,770
18,300	Pactiv Corp.*	388,509
12,280	PPG Industries, Inc.	704,504
20,900	RPM International, Inc.	430,540
6,000	Schnitzer Steel Industries, Inc.	687,600
28,900	Terra Industries, Inc.	1,426,215
5,000	Texas Industries, Inc.(a)	280,650

		12,685,614

Real Estate Investment Trusts -- 0.5%
15,020	First Industrial Realty Trust, Inc.(a)	412,599
27,673	Host Hotels & Resorts, Inc.	377,737

		790,336

Technology -- 15.6%
125,333	Activision, Inc.*	4,270,095
11,000	Amdocs Ltd.*	323,620
48,000	Arris Group, Inc.*	405,600
15,100	Avocent Corp.*	280,860
22,135	Benchmark Electronics, Inc.*	361,686
54,570	Broadcom Corp., Class A*(a)	1,489,215
24,310	Cypress Semiconductor Corp.*	601,673
15,570	Electronic Arts, Inc.*	691,775
19,196	Fidelity National Information Services, Inc.	708,524
3,000	Fiserv, Inc.*	136,110
28,430	FLIR Systems, Inc.*(a)	1,153,405
40,000	Forrester Research, Inc.*	1,235,200
3,000	Genzyme Corp.*	216,060
33,000	Harris Corp.	1,666,170
24,400	Imation Corp.	559,248
35,400	Integrated Device Technology, Inc.*	351,876
12,400	International Rectifier Corp.*	238,080
12,000	Intersil Corp., Class A	291,840
29,000	JDA Software Group, Inc.*	524,900
24,400	Lam Research Corp.*	882,060
11,000	MEMC Electronic Materials, Inc.*	676,940
11,000	Molex, Inc.	268,510
30,800	NCR Corp.*	776,160
37,140	NVIDIA Corp.*	695,261
50,000	ON Semiconductor Corp.*(a)	458,500
17,200	Progress Software Corp.*	439,804
38,200	SanDisk Corp.*	714,340
32,000	Sybase, Inc.*	941,440
30,800	Teradata Corp.*(a)	712,712
29,250	Varian Semiconductor Equipment Associates, Inc.*(a)	1,018,485

		23,090,149

Shares		Value
Common Stocks -- (Continued)
Telecommunications -- 0.5%
12,000	CenturyTel, Inc.	$427,080
9,000	Telus Corp.	362,970

		790,050

Utilities -- 7.1%
12,000	AGL Resources, Inc.	414,960
9,766	Allete, Inc.	410,172
15,500	Atmos Energy Corp.	427,335
8,000	Constellation Energy Group, Inc.	656,800
37,000	Energy East Corp.	914,640
60,750	MDU Resources Group, Inc.	2,117,745
14,250	New Jersey Resources Corp.	465,263
71,000	Questar Corp.	5,043,840

		10,450,755

Total Common Stocks (Cost $93,439,377)		146,114,745

Shares		Value
Cash Equivalents -- 2.1%
3,138,708	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	$3,138,708

Total Cash Equivalents (Cost $3,138,708)		3,138,708

Short-Term Securities Held As Collateral For Securities Lending -- 18.5%
	Pool of various securities for the Huntington Funds	27,421,207

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $27,421,207)		27,421,207

Total Investments (Cost $123,999,292) -- 119.2%		176,674,660

Liabilities in Excess of Other Assets -- (19.2)%		(28,465,572)

Net Assets -- 100.0%		$148,209,088

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
Huntington New Economy Fund June 30, 2008
Portfolio of Investments Summary Table(unaudited)
Asset Allocation	Percentage of Market Value
Industrials	16.1%
Other Investments (Collateral for Securities Lending)	14.7%
Technology	12.1%
Energy	10.0%
Materials	8.4%
Real Estate Investment Trusts	7.4%
Health Care	6.9%
Consumer Discretionary	6.7%
Financials	5.2%
Cash[1]	5.1%
Consumer Staples	4.5%
Utilities	2.3%
Telecommunications	0.6%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 96.0%
Consumer Discretionary -- 8.1%
16,300	Aeropostale, Inc.*	$510,679
18,000	Amerigon, Inc.*	127,980
20,400	Big Lots, Inc.*	637,296
12,500	CBRL Group, Inc.	306,375
41,300	GameStop Corp.*(a)	1,668,520
13,900	Life Time Fitness, Inc.*(a)	410,745
20,000	Nintendo Co. Ltd. ADR*	1,412,670
24,000	Sonoco Products Co.	742,800
9,000	SPX Corp.	1,185,570
11,100	The Gymboree Corp.*	444,777
13,100	The St. Joe Co.(a)	449,592

		7,897,004

Consumer Staples -- 5.4%
48,000	Corn Products International, Inc.	2,357,280
45,600	Cosan Ltd., Class A*	576,840
43,000	Dean Foods Co.*	843,660
74,700	Smithfield Foods, Inc.*(a)	1,485,036

		5,262,816

Energy -- 12.0%
24,400	Alpha Natural Resources, Inc.*	2,544,676
15,300	Cimarex Energy Co.	1,065,951
5,200	First Solar, Inc.*	1,418,664
40,800	Flotek Industries, Inc.*(a)	841,296
13,400	FMC Technologies, Inc.*	1,030,862
19,500	Frontier Oil Corp.	466,245
19,100	Helmerich & Payne, Inc.	1,375,582
29,200	Hercules Offshore, Inc.*	1,110,184
Shares		Value
Common Stocks -- (Continued)
Energy -- (Continued)
9,000	National Oilwell Varco, Inc.*	$798,480
29,800	Patterson-Uti Energy, Inc.(a)	1,073,992

		11,725,932

Financials -- 6.2%
18,400	City Holding Co.	750,168
38,900	Hudson City Bancorp, Inc.(a)	648,852
54,000	New York Community Bancorp, Inc.	963,360
42,400	UMB Financial Corp.	2,173,848
48,800	Willis Group Holdings Ltd.(a)	1,530,856

		6,067,084

Health Care -- 8.2%
30,000	BioMarin Pharmaceutical, Inc.*	869,400
15,900	Express Scripts, Inc.*	997,248
6,900	Intuitive Surgical, Inc.*	1,858,860
26,400	Invitrogen Corp.*	1,036,464
31,000	Pediatrix Medical Group, Inc.*	1,526,130
30,000	Perrigo Co.(a)	953,100
21,500	WellCare Health Plans, Inc.*	777,225

		8,018,427

Industrials -- 19.3%
32,000	Aegean Marine Petroleum Network, Inc.	1,302,080
23,600	AGCO Corp.*(a)	1,236,876
13,230	Ameron International Corp.	1,587,335
17,000	Bucyrus International, Inc.(a)	1,241,340
23,400	Chicago Bridge & Iron Co. N.V.(a)	931,788
6,000	Flowserve Corp.	820,200
Shares		Value
Common Stocks -- (Continued)
Industrials -- (Continued)
19,000	Gardner Denver, Inc.*	$1,079,200
44,400	GrafTech International Ltd.*	1,191,252
17,500	GulfMark Offshore, Inc.*	1,018,150
17,600	Kansas City Southern Industries, Inc.*	774,224
17,700	Lindsay Corp.(a)	1,503,969
39,900	Robbins & Myers, Inc.	1,989,813
20,000	Stericycle, Inc.*(a)	1,034,000
121,500	Stillwater Mining Co.*	1,437,345
25,200	Tractor Supply Co.*	731,808
10,000	Valmont Industries, Inc.(a)	1,042,900

		18,922,280

Materials -- 10.1%
16,900	Brush Engineered Materials, Inc.*	412,698
16,900	CF Industries Holdings, Inc.(a)	2,582,320
12,600	FMC Corp.	975,744
17,200	Harsco Corp.	935,852
9,200	Monsanto Co.	1,163,248
56,000	North American Palladium Ltd.*	308,000
8,600	Potash Corp. of Saskatchewan, Inc.	1,965,702
25,900	Steel Dynamics, Inc.	1,011,913
10,000	Terra Industries, Inc.	493,500

		9,848,977

Real Estate Investment Trusts -- 8.8%
10,500	Avalonbay Communities, Inc.	936,180
60,700	Cousins Properties, Inc.(a)	1,402,170
44,600	Duke Realty Corp.(a)	1,001,270
39,000	General Growth Properties, Inc.	1,366,170
31,100	Highwoods Properties, Inc.	977,162
27,700	Mack-Cali Realty Corp.	946,509
17,000	ProLogis Trust	923,950
11,700	Vornado Realty Trust(a)	1,029,600

		8,583,011

Shares		Value
Common Stocks -- (Continued)
Technology -- 14.4%
75,800	Activision, Inc.*	$2,582,506
81,100	Arris Group, Inc.*	685,295
35,900	Atheros Communications, Inc.*(a)	1,077,000
50,000	EMC Corp.*	734,500
31,500	Gentex Corp.	454,860
30,000	Immersion Corp.*(a)	204,300
124,300	Micron Technology, Inc.*	745,800
90,750	NVIDIA Corp.*	1,698,840
15,000	Research In Motion Ltd.*	1,753,500
33,100	SanDisk Corp.*	618,970
78,400	STEC, Inc.*(a)	805,168
10,000	VMware, Inc., Class A*(a)	538,600
35,300	Western Digital Corp.*(a)	1,218,909
40,000	Wright Express Corp.*	992,000

		14,110,248

Telecommunications -- 0.8%
49,500	ADC Telecommunications, Inc.*	731,115

Utilities -- 2.7%
17,400	FirstEnergy Corp.	1,432,542
25,599	ONEOK, Inc.	1,249,999

		2,682,541

Total Common Stocks (Cost $93,969,450)		93,849,435

Cash Equivalent -- 6.1%
5,985,187	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	5,985,187

Total Cash Equivalents (Cost $5,985,187)		5,985,187

Short-Term Securities Held As Collateral For Securities Lending -- 17.6%
	Pool of various securities for the Huntington Funds	17,236,061

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $17,236,061)		17,236,061

Total Investments (Cost $117,190,698) -- 119.7%		117,070,683

Liabilities in Excess of Other Assets -- (19.7)%		(19,242,675)

Net Assets -- 100.0%		$97,828,008

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
ADR -- American Depositary Receipt
Huntington Real Strategies Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
Energy	19.4%
Materials	19.0%
Industrials	17.9%
Cash[1]	12.1%
Other Investments (Collateral for Securities Lending)	10.9%
Real Estate Investment Trusts	7.7%
Exchange Traded Funds	7.0%
Consumer Staples	3.4%
Utilities	1.3%
Consumer Discretionary	0.7%
Technology	0.4%
Options	0.2%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 78.5%
Consumer Discretionary -- 0.8%
8,000	DryShips, Inc.(a)	$641,440

Consumer Staples -- 3.8%
104,500	Cosan Ltd., Class A*	1,321,925
39,400	Dean Foods Co.*	773,028
30,000	Smithfield Foods, Inc.*(a)	596,400
40,000	Tyson Foods, Inc., Class A	597,600

		3,288,953

Energy -- 21.9%
16,000	Canadian Natural Resources Ltd. ADR	1,604,000
20,000	CONSOL Energy, Inc.	2,247,400
15,000	Denbury Resources, Inc.*	547,500
17,000	EnCana Corp.	1,545,810
30,000	Enel SpA	285,737
25,000	Frontier Oil Corp.	597,750
25,000	National Oilwell Varco, Inc.*	2,218,000
40,000	Natural Resource Partners LP	1,648,000
17,500	Noble Corp.	1,136,800
31,000	Petroleo Brasileiro SA ADR	2,195,730
7,000	Rowan Cos., Inc.	327,250
18,500	Sasol Ltd. ADR	1,090,390
14,346	StatoilHydro ASA ADR	536,253
30,000	Tesoro Corp.(a)	593,100
2,098	Transocean, Inc.*	319,714
15,500	Ultra Petroleum Corp.*	1,522,100
14,000	Valero Energy Corp.	576,520

		18,992,054

Shares		Value
Common Stocks -- (Continued)
Industrials -- 20.1%
20,000	Aegean Marine Petroleum Network, Inc.	$813,800
34,000	AGCO Corp.*(a)	1,781,940
25,000	Atlas Copco AB ADR	368,848
16,000	Bucyrus International, Inc.	1,168,320
8,000	Canadian National Railway Co.	384,640
30,000	Chicago Bridge & Iron Co. N.V.	1,194,600
12,000	Deere & Co.	865,560
6,000	Fluor Corp.(a)	1,116,480
6,000	Foster Wheeler Ltd.*	438,900
25,000	GrafTech International Ltd.*	670,750
15,000	KBR, Inc.	523,650
27,000	Kennametal, Inc.	878,850
53,000	Keppel Corp. Ltd. ADR	869,126
10,000	KOMATSU Ltd. ADR	1,116,928
35,000	Robbins & Myers, Inc.	1,745,450
55,000	Stillwater Mining Co.*	650,650
32,000	Yara International ASA ADR	2,833,443

		17,421,935

Materials -- 21.3%
17,500	BHP Billiton Ltd. ADR	1,490,825
38,000	Companhia Vale do Rio Doce ADR	1,361,160
5,000	Enbridge Energy Partners LP	251,550
10,000	FMC Corp.	774,400
2,500	Freeport-McMoran Copper & Gold, Inc., Class B	292,975
31,000	Impala Platinum Holdings Ltd. ADR	1,223,660
Shares		Value
Common Stocks -- (Continued)
Materials -- (Continued)
9,850	Monsanto Co.	$1,245,434
20,000	Olin Corp.	523,600
30,000	Patriot Coal Corp.*	4,598,700
11,000	Peabody Energy Corp.	968,550
7,000	Praxair, Inc.	659,680
9,000	Reliance Steel & Aluminum Co.	693,810
11,000	Southern Copper Corp.(a)	1,172,930
10,000	Terra Industries, Inc.	493,500
4,000	Terra Nitrogen Co., LP(a)	519,360
13,400	The Mosaic Co.*	1,938,980
90,000	Uranium Energy Corp.*	270,000

		18,479,114

Real Estate Investment Trusts -- 8.7%
30,000	American Campus Communities, Inc.	835,200
10,000	Avalonbay Communities, Inc.	891,600
16,000	Boston Properties, Inc.(a)	1,443,520
40,000	Duke Realty Corp.	898,000
40,500	General Growth Properties, Inc.(a)	1,418,715
25,000	LaSalle Hotel Properties	628,250
16,000	Vornado Realty Trust	1,408,000

		7,523,285

Technology -- 0.4%
5,000	SunPower Corp., Class A*(a)	359,900

Utilities -- 1.5%
18,500	Questar Corp.	1,314,240

Total Common Stocks (Cost $62,425,420)		68,020,921

Shares or Contracts		Value
Mutual Funds -- 7.9%
Exchange Traded Funds -- 7.9%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index ETN*	$1,733,600
3,000	Oil Service HOLDRs Trust(a)	666,030
50,000	Powershares DB Agriculture Fund(a)	2,035,500
30,000	PowerShares DB Silver Fund	969,300
16,000	SPDR Gold Trust(a)	1,462,400

Total Mutual Funds (Cost $6,279,434)		6,866,830

Options Purchased -- 0.2%
300	United States Oil Fund, Put @ 100, expiring October 2008	163,500

Total Options Purchased (Cost $225,900)		163,500

Cash Equivalents -- 13.6%
11,770,209	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	11,770,209

Total Cash Equivalents (Cost $11,770,209)		11,770,209

Short-Term Securities Held As Collateral For Securities Lending -- 12.2%
	Pool of various securities for the Huntington Funds	10,514,791

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $10,514,791)		10,514,791

Total Investments (Cost $91,215,754) -- 112.4%		97,336,251

Liabilities in Excess of Other Assets -- (12.4)%		(10,708,095)

Net Assets -- 100.0%		$86,628,156

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
ADR -- American Depositary Receipt
LP -- Limited Partnership
Huntington Rotating Markets Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
United States of America	65.5%
Other Investments (Collateral for Securities Lending)	32.3%
Cash[1]	2.2%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Mutual Funds -- 96.6%
Exchange Traded Funds -- 96.6%
38,256	DIAMONDS Trust Series I(a)	$4,340,908
50,261	iShares Dow Jones U.S. Basic Materials Sector Index Fund(a)	4,244,542
29,868	iShares Dow Jones U.S. Energy Sector Index Fund(a)	4,523,807
56,502	iShares Dow Jones U.S. Industrial Sector Index Fund(a)	3,642,119
44,410	iShares Dow Jones U.S. Transportation Average Index Fund(a)	3,927,176
75,368	iShares Russell 1000 Growth Index Fund(a)	4,163,328
62,513	iShares Russell 1000 Index Fund	4,407,792
84,230	PowerShares QQQ(a)	3,804,669
49,623	S&P Depositary Receipt(a)	6,351,744
20,287	Vanguard Consumer Discretionary	913,727
128,364	Vanguard Large Cap	7,446,396

Total Mutual Funds (Cost $47,845,115)		47,766,208

Shares		Value
Cash Equivalents -- 3.3%
1,650,606	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	$1,650,606

Total Cash Equivalents (Cost $1,650,606)		1,650,606

Short-Term Securities Held As Collateral For Securities Lending -- 47.6%
	Pool of various securities for the Huntington Funds	23,566,159

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $23,566,159)		23,566,159

Total Investments (Cost $73,061,880) -- 147.5%		72,982,973

Liabilities in Excess of Other Assets -- (47.5)%		(23,517,640)

Net Assets -- 100.0%		$49,465,333

(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
Huntington Situs Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
Other Investments (Collateral for Securities Lending)	16.6%
Industrials	12.0%
Health Care	11.0%
Materials	10.9%
Energy	10.4%
Technology	10.2%
Consumer Discretionary	10.1%
Financials	4.9%
Cash[1]	4.0%
Consumer Staples	3.9%
Real Estate Investment Trust	2.3%
Utilities	2.0%
Telecommunications	1.7%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 95.2%
Bermuda -- 1.8%
Financials -- 1.8%
37,600	Arch Capital Group, Ltd.*	$2,493,632

Brazil -- 0.6%
Consumer Discretionary -- 0.6%
19,800	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	840,708

Cayman Islands -- 2.4%
Consumer Discretionary -- 1.2%
40,000	Garmin Ltd.(a)	1,713,600

Consumer Staples -- 1.2%
67,977	Fresh Del Monte Produce, Inc.*(a)	1,602,218

		3,315,818

Chile -- 0.8%
Materials -- 0.8%
24,000	Sociedad Quimica Y Minera De Chile ADR	1,118,400

Denmark -- 0.8%
Energy -- 0.4%
3,900	Vestas Wind Systems A/S*	510,558

Health Care -- 0.4%
6,800	Novozymes A/S, Class B	614,527

		1,125,085

Shares		Value
Common Stocks -- (Continued)
Finland -- 1.1%
Industrials -- 1.1%
17,600	Cargotec Corp., Class B	$612,620
25,400	Kone Oyj, Class B	893,318

		1,505,938

Germany -- 1.7%
Consumer Staples -- 0.9%
13,200	Douglas Holding AG	684,729
7,734	Fielmann AG	558,256

		1,242,985

Health Care -- 0.8%
15,800	Stada Arzneimittel AG	1,132,267

		2,375,252

Hong Kong -- 0.7%
Consumer Discretionary -- 0.7%
168,500	Television Broadcasts, Ltd.	972,489

Ireland -- 0.8%
Consumer Staples -- 0.8%
36,800	Kerry Group PLC	1,089,169

Italy -- 0.5%
Energy -- 0.5%
15,000	Saipem SpA	704,424

Shares		Value
Common Stocks -- (Continued)
Japan -- 1.1%
Consumer Discretionary -- 0.0%(b)
90	Hokuto Corp.	$2,179

Health Care -- 0.4%
10,900	Terumo Corp.	556,447

Industrials -- 0.1%
13,600	Sato Corp.	153,203

Technology -- 0.6%
65,000	Furuno Electric Co., Ltd.	851,606

		1,563,435

Singapore -- 0.7%
Consumer Staples -- 0.7%
94,000	Asia Pacific Breweries Ltd.	884,576

Spain -- 0.7%
Technology -- 0.7%
23,000	Prosegur Compania de Seguridad SA	999,008

Sweden -- 0.5%
Consumer Discretionary -- 0.5%
43,800	Haldex AB	660,208

Switzerland -- 0.5%
Consumer Staples -- 0.5%
22	Lindt & Spruengli AG	661,745

United Kingdom -- 0.9%
Consumer Staples -- 0.3%
31,188	Bunzl PLC	406,535

Technology -- 0.6%
179,000	Halma PLC	759,336

		1,165,871

United States -- 79.6%
Consumer Discretionary -- 9.1%
40,000	AnnTaylor Stores Corp.*	958,400
49,900	Audiovox Corp., Class A*	490,018
54,050	Brunswick Corp.(a)	572,930
65,000	Cabela’s, Inc., Class A*(a)	715,650
10,500	Columbia Sportswear Co.(a)	385,875
20,000	Ennis, Inc.	313,000
17,050	Fossil, Inc.*	495,643
40,000	Gander Mountain Co.*(a)	147,600
10,000	Hilb, Rogal & Hobbs Co.	434,600
40,000	Jakks Pacific, Inc.*	874,000
5,362	MDC Holdings, Inc.	209,440
25,000	Movado Group, Inc.	495,000
14,200	Polo Ralph Lauren Corp.	891,476
23,850	Rent-A-Center, Inc.*(a)	490,595
87,000	ScanSource, Inc.*	2,328,120
25,000	Skechers USA, Inc.*	494,000
28,000	Speedway Motorsports, Inc.	570,640
7,200	Thor Industries, Inc.(a)	153,072
45,600	Urban Outfitters, Inc.*(a)	1,422,264
21,900	West Marine, Inc.*	89,790

		12,532,113

Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Consumer Staples -- 0.4%
15,000	Sanderson Farms, Inc.(a)	$517,800

Energy -- 11.6%
30,000	Alliance Resource Partners LP(a)	1,670,400
8,000	Atwood Oceanics, Inc.*	994,720
21,700	Carbo Ceramics, Inc.	1,266,195
60,400	Denbury Resources, Inc.*	2,204,600
20,000	Dril-Quip, Inc.*	1,260,000
55,000	Headwaters, Inc.*(a)	647,350
11,336	Helix Energy Solutions Group, Inc.*	472,031
1,463	Hugoton Royalty Trust	54,131
15,000	Lufkin Industries, Inc.	1,249,200
30,000	Newfield Exploration Co.*	1,957,500
15,000	Oceaneering International, Inc.*	1,155,750
10,000	Saint Mary Land & Exploration Co.	646,400
30,000	Swift Energy Co.*	1,981,800
15,000	TETRA Technologies, Inc.*	355,650

		15,915,727

Financials -- 4.1%
35,000	Bank of Florida Corp.*(a)	253,750
40,204	BB&T Corp.(a)	915,445
55,400	Colonial Bancgroup, Inc.(a)	244,868
52,300	Cullen/Frost Bankers, Inc.	2,607,155
20,000	Philadelphia Consolidated Holdings Corp.*	679,400
11,383	SCBT Financial Corp.	325,098
13,800	WSFS Financial Corp.	615,480

		5,641,196

Health Care -- 11.5%
20,000	Advanced Medical Optics, Inc.*(a)	374,800
100,000	Albany Molecular Research*	1,327,000
30,500	Bio-Rad Laboratories, Inc., Class A*	2,467,145
49,600	Cerner Corp.*(a)	2,240,928
43,700	Edwards LifeSciences Corp.*	2,711,148
50,000	Kindred Healthcare, Inc.*	1,438,000
35,000	Kinetic Concepts, Inc.*(a)	1,396,850
20,000	Lincare Holdings, Inc.*	568,000
63,100	Mentor Corp.(a)	1,755,442
65,000	Osiris Therapeutics, Inc.*(a)	835,250
9,300	Par Pharmaceutical, Inc.*	150,939
12,810	PharMerica Corp.*	289,378
22,000	ViroPharma, Inc.*	243,320
3,000	WellCare Health Plans, Inc.*	108,450

		15,906,650

Industrials -- 13.2%
30,000	Alliant Techsystems, Inc.*(a)	3,050,400
20,000	American Woodmark Corp.(a)	422,600
40,000	BE Aerospace, Inc.*	931,600
16,900	CDI Corp.	429,936
30,000	Exlservice Holdings, Inc.*	420,900
32,000	Jacobs Engineering Group, Inc.*	2,582,400
42,000	Overseas Shipholding Group, Inc.	3,339,840
22,000	Precision Castparts Corp.	2,120,140
15,850	Quanex Building Products Corp.	235,531
Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Industrials -- (Continued)
15,000	Ryder System, Inc.	$1,033,200
30,000	The Timken Co.	988,200
10,000	Tidewater, Inc.(a)	650,300
30,000	Universal Forest Products, Inc.	898,800
20,000	Watts Water Technologies, Inc., Class A	498,000
28,750	Werner Enterprises, Inc.	534,175

		18,136,022

Materials -- 12.2%
49,000	Albemarle Corp.	1,955,590
80,000	Ceradyne, Inc.*	2,744,000
25,000	Commercial Metals Co.	942,500
10,000	Deckers Outdoor Corp.*	1,392,000
22,400	Eagle Materials, Inc.(a)	567,392
30,000	RTI International Metals, Inc.*	1,068,600
40,000	Texas Industries, Inc.(a)	2,245,200
33,000	The Scotts Co.	579,810
125,000	Trimble Navigation Ltd.*(a)	4,462,500
20,000	United States Lime & Minerals, Inc.*	791,400

		16,748,992

Real Estate Investment Trusts -- 2.8%
8,500	Camden Property Trust	376,210
20,800	CBL & Associates Properties, Inc.	475,072
15,000	Colonial Properties Trust(a)	300,300
50,000	Equity One, Inc.	1,027,500
8,000	Healthcare Realty Trust, Inc.	190,160
20,900	HRPT Properties Trust	141,493
45,000	Weingarten Realty Investors	1,364,400

		3,875,135

Technology -- 10.3%
27,900	ACI Worldwide, Inc.*(a)	490,761
42,000	Anixter International, Inc.*(a)	2,498,580
27,000	Black Box Corp.	734,130
20,000	Brocade Communications Systems, Inc.*	164,800
33,000	Compuware Corp.*	314,820
23,300	Hutchinson Technology, Inc.*	313,152
39,150	Imation Corp.	897,318
Shares		Value
Common Stocks -- (Continued)
United States -- (Continued)
Technology -- (Continued)
60,600	Methode Electronics, Inc.	$633,270
45,000	NETGEAR, Inc.*	623,700
25,000	OYO Geospace Corp.*	1,473,500
70,000	Red Hat, Inc.*(a)	1,448,300
45,000	Sigma Designs, Inc.*(a)	625,050
144,900	Standard Microsystems Corp.*	3,934,035

		14,151,416

Telecommunications -- 2.0%
48,000	CommScope, Inc.*(a)	2,532,960
39,000	General Communication, Inc., Class A*	267,930

		2,800,890

Utilities -- 2.4%
5,000	AGL Resources, Inc.	172,900
39,900	Hawaiian Electric Industries, Inc.(a)	986,727
10,100	Northwest Natural Gas Co.	467,226
60,500	UGI Corp.	1,736,955

		3,363,808

		109,589,749

Total Common Stocks (Cost $119,765,088)		131,065,507

Cash Equivalents -- 4.8%
6,653,405	Huntington Money Market Fund, Interfund Shares, 1.600%(c)(d)	6,653,405

Total Cash Equivalents (Cost $6,653,405)		6,653,405

Short-Term Securities Held As Collateral For Securities Lending -- 19.7%
	Pool of various securities for the Huntington Funds	27,100,685

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $27,100,685)		27,100,685

Total Investments (Cost $153,519,178) -- 119.7%		164,819,597

Liabilities in Excess of Other Assets -- (19.7)%		(27,103,906)

Net Assets -- 100.0%		$137,715,691

(a) All or part of the security was on loan as of June 30, 2008.
(b) Amount rounds to less than 0.05%.
(c) Investment in affiliate.
(d) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
ADR -- American Depositary Receipt
LP -- Limited Partnership
PLC -- Public Liability Co.
Huntington Technical Opportunities Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
Exchange Traded Funds	21.9%
Cash[1]	12.7%
Energy	12.5%
Technology	11.3%
Industrials	7.3%
Financials	6.8%
Consumer Staples	6.7%
Health Care	6.1%
Materials	4.3%
Utilities	3.8%
Consumer Discretionary	3.7%
Real Estate Investment Trusts	2.2%
Telecommunications	0.7%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Shares		Value
Common Stocks -- 65.4%
Consumer Discretionary -- 3.7%
1,380	McDonald’s Corp.	$77,583
1,225	Nike, Inc., Class B	73,022
2,900	The DIRECTV Group, Inc.*	75,139
2,510	The TJX Co., Inc.	78,990

		304,734

Consumer Staples -- 6.7%
1,665	Archer-Daniels-Midland Co.	56,194
1,380	Central European Distribution Corp.*	102,327
1,065	Costco Wholesale Corp.	74,699
1,840	CVS Corp.	72,809
1,235	General Mills, Inc.	75,051
1,725	Molson Coors Brewing Co., Class B	93,719
1,290	Wal-Mart Stores, Inc.	72,498

		547,297

Energy -- 12.5%
1,525	Anadarko Petroleum Corp.	114,131
325	First Solar, Inc.*	88,667
2,265	Halliburton Co.	120,204
960	Hess Corp.	121,142
1,790	Noble Corp.	116,278
1,170	Noble Energy, Inc.	117,655
1,225	Occidental Petroleum Corp.	110,079
690	Transocean, Inc.*	105,149
2,760	Weatherford International, Inc.*	136,868

		1,030,173

Shares		Value
Common Stocks -- (Continued)
Financials -- 6.8%
1,465	Aflac, Inc.	$92,002
4,675	Banco Bradesco SA ADR	95,650
4,150	Banco Itau Holding Financeira SA ADR	84,287
1,230	Credicorp Ltd.	101,008
2,630	Harleysville Group, Inc.	88,973
360	MaterCard, Inc., Class A	95,587

		557,507

Health Care -- 6.1%
485	Alcon, Inc.	78,953
2,290	BioMarin Pharmaceutical, Inc.*	66,364
1,790	Datascope Corp.	84,130
1,010	Express Scripts, Inc.*	63,347
1,405	Gilead Sciences, Inc.*	74,395
1,470	Owens & Minor, Inc.	67,165
1,255	Thermo Fisher Scientific, Inc.*	69,941

		504,295

Industrials -- 7.3%
1,540	Bucyrus International, Inc.	112,451
1,355	CSX Corp.	85,108
1,585	Emerson Electric Co.	78,378
930	General Dynamics Corp.	78,306
960	Parker Hannifin Corp.	68,467
1,390	The Brink’s Co.	90,934
1,180	Union Pacific Corp.	89,090

		602,734

Shares		Value
Common Stocks -- (Continued)
Materials -- 4.3%
740	ArcelorMittal, Class A	$73,312
1,545	Celanese Corp., Series A	70,545
590	Freeport-McMoran Copper & Gold, Inc., Class B	69,142
590	Monsanto Co.	74,599
720	Praxair, Inc.	67,853

		355,451

Real Estate Investment Trusts -- 2.2%
2,090	Health Care REIT, Inc.	93,005
2,090	Ventas, Inc.	88,971

		181,976

Technology -- 11.3%
2,405	Accenture Ltd., Class A	97,932
2,635	ANSYS, Inc.*	124,161
545	Apple Computer, Inc.*	91,255
3,225	FLIR Systems, Inc.*	130,838
755	International Business Machines Corp.	89,490
4,275	Oracle Corp.*	89,775
820	Priceline.com, Inc.*	94,677
735	Research In Motion Ltd.*	85,921
3,705	Western Digital Corp.*	127,934

		931,983

Telecommunications -- 0.7%
1,970	Vimpel-Communications ADR	58,470

Utilities -- 3.8%
1,465	Energen Corp.	114,314
985	Exelon Corp.	88,610
1,470	Questar Corp.	104,429

		307,353

Total Common Stocks (Cost $5,377,931)		5,381,973

Shares		Value
Mutual Funds -- 22.0%
Exchange Traded Funds -- 22.0%
2,170	Market Vectors Steel Index Fund	$229,759
2,915	iShares S&P MidCap 400 Growth Index Fund	258,007
1,300	MidCap SPDR Trust Series 1 Index Fund	193,830
2,510	iShares MSCI Brazil Index Fund	224,871
5,135	iShares MSCI Canada Index Fund	170,687
1,225	iShares S&P North American Natural Resources Sector Index Fund	187,658
850	iShares S&P Latin American 40 Index Fund	233,750
5,500	SPDR S&P BRIC 40	164,450
2,150	SPDR S&P Oil & Gas Exploration & Production	150,500

Total Mutual Funds (Cost $1,858,455)		1,813,512

Cash Equivalents -- 12.7%
1,049,673	Huntington Money Market Fund, Interfund Shares, 1.600%(a)(b)	1,049,673

Total Cash Equivalents (Cost $1,049,673)		1,049,673

Total Investments (Cost $8,286,059) -- 100.1%		8,245,158

Liabilities in Excess of Other Assets -- (0.1)%		(8,980)

Net Assets -- 100.0%		$8,236,178

(a) Rate disclosed is the seven day yield as of June 30, 2008.
(b) Investment in affiliate.
* Non-income producing security.
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
Huntington Fixed Income Securities Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
Corporate Bonds	44.4%
U.S. Government Agencies	28.8%
U.S. Treasury Obligations	16.2%
U.S. Government Mortgage Backed Agencies	4.9%
Cash[1]	2.2%
Certificates of Deposit	1.6%
Preferred Stocks (including 0.4% in Real Estate Investment Trusts)	1.5%
Other Investments (Collateral for Securities Lending)	0.4%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
U.S. Government Agencies -- 29.0%
Federal Home Loan Bank -- 18.9%
$7,000,000	5.000%, 12/11/09	$7,199,171
1,250,000	5.625%, 8/15/11	1,253,886
3,000,000	5.000%, 9/9/11	3,122,202
2,000,000	5.250%, 10/6/11	2,008,750
3,000,000	4.375%, 6/8/12	3,044,724
1,000,000	5.625%, 6/15/12	1,043,023
3,000,000	5.375%, 6/14/13	3,162,909
2,000,000	4.200%, 6/26/13	1,987,314
1,380,000	5.000%, 7/16/13	1,431,161
5,000,000	4.750%, 9/11/15	5,055,680
6,500,000	4.750%, 12/16/16	6,536,868

		35,845,688

Federal Home Loan Mortgage Corporation -- 8.5%
2,000,000	3.640%, 8/12/08	2,002,348
1,500,000	4.125%, 11/18/09	1,523,709
4,000,000	6.480%, 12/5/11	4,337,004
3,000,000	5.750%, 1/15/12	3,184,284
900,000	4.500%, 7/16/13	900,593
3,000,000	5.500%, 3/28/16	3,100,845
1,000,000	5.200%, 3/5/19	988,360

		16,037,143

Federal National Mortgage Association -- 1.6%
3,000,000	4.600%, 12/14/12	3,005,382

		3,005,382

Total U.S. Government Agencies (Cost $53,593,366)		54,888,213

Principal Amount		Value
Corporate Bonds -- 44.6%
Consumer Discretionary -- 2.1%
$2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	$2,020,644
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	1,945,298

		3,965,942

Consumer Staples -- 0.8%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,559,846

		1,559,846

Energy -- 1.9%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,701,098
1,000,000	Transocean, Inc., 6.000%, 3/15/18	1,001,496

		3,702,594

Financials -- 17.5%
2,000,000	American General Finance Corp., 4.625%, 5/15/09	1,983,946
1,000,000	American International Group, Inc., 6.250%, 5/1/36	872,583
1,000,000	Citigroup, Inc., 7.250%, 10/1/10	1,039,555
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,031,444
2,000,000	General Electric Capital Corp., 5.250%, 10/19/12	2,019,496
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,091,676
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,837,870
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	955,875
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12	3,201,192
1,000,000	Merrill Lynch & Co., Inc., 5.770%, 7/25/11	996,880
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$1,000,000	MetLife, Inc., 5.000%, 11/24/13	$983,803
1,000,000	MetLife, Inc., 5.700%, 6/15/35	881,751
1,000,000	Morgan Stanley, 6.750%, 10/15/13	996,054
2,000,000	National Rural Utilities Cooperative Finance Corp., 5.750%, 8/28/09	2,039,794
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,038,116
1,180,000	Protective Life Secured Trust, 4.000%, 10/7/09	1,168,768
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,053,860
3,000,000	Wachovia Corp., 5.300%, 10/15/11	2,933,340
1,000,000	Washington Mutual Bank, 5.950%, 5/20/13	830,000
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,266,689

		33,222,692

Health Care -- 2.6%
2,500,000	Genentech, Inc., 4.750%, 7/15/15	2,478,457
2,500,000	WellPoint, Inc., 4.250%, 12/15/09	2,474,833

		4,953,290

Industrials -- 2.0%
2,000,000	Cintas Corp., 6.150%, 8/15/36	1,830,826
2,085,000	Rockwell Automation, Inc., 5.290%, 12/1/17	2,050,591

		3,881,417

Materials -- 1.4%
1,000,000	DuPont, E. I. de Nemours, 6.875%, 10/15/09	1,042,301
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,577,904
		2,620,205
Real Estate Investment Trusts -- 4.4%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,949,302
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,482,216
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	1,899,828
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	909,980
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,036,714
1,000,000	Weingarten Realty Investors, 7.350%, 7/20/09	1,014,090

		8,292,130

Technology -- 6.4%
2,000,000	Cisco Systems, Inc., 5.500%, 2/22/16	2,017,814
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,647,572
Principal Amount or Shares		Value
Corporate Bonds -- (Continued)
Technology -- (Continued)
$2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	$1,958,818
2,000,000	Oracle Corp., 5.250%, 1/15/16	1,967,940
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,050,868
2,460,000	Thermo Fisher Scientific, Inc., 7.625%, 10/30/08	2,491,990

		12,135,002

Telecommunications -- 1.1%
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,011,888

		2,011,888

Utilities -- 4.4%
1,000,000	American Electric Power Co., Inc., 5.375%, 3/15/10	1,010,505
1,000,000	Cinergy Global Resources, Inc., 6.200%, 11/3/08(a)(b)	1,005,697
1,000,000	Cleco Corp., 6.520%, 5/15/09	1,013,966
1,290,000	Dominion Resources, Inc., 5.700%, 9/17/12	1,309,788
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,759,385
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,181,003

		8,280,344

Total Corporate Bonds (Cost $85,968,266)		84,625,350

U.S. Treasury Obligations -- 16.2%
U.S. Treasury Bonds -- 13.3%
4,500,000	9.125%, 5/15/18	6,315,116
3,000,000	8.750%, 8/15/20	4,227,423
2,000,000	7.125%, 2/15/23	2,560,624
2,000,000	7.625%, 2/15/25	2,724,062
4,000,000	6.750%, 8/15/26	5,063,436
1,500,000	5.250%, 11/15/28	1,625,976
2,500,000	5.375%, 2/15/31	2,777,735

		25,294,372

U.S. Treasury Notes -- 2.9%
4,500,000	6.125%, 8/15/29	5,427,774

Total U.S. Treasury Obligations (Cost $28,136,227)		30,722,146

Preferred Stocks -- 1.4%
Consumer Discretionary -- 0.1%
10,000	Comcast Corp., 7.000%(c)	236,000

		236,000

Financials -- 0.9%
10,000	ABN AMRO Capital Funding Trust V, 5.900%	169,200
25,000	Citigroup Capital Trust VIII, 6.950%(c)	500,250
10,000	ING Groep NV, 6.125%	178,000
10,000	KeyCorp Capital VIII, 7.000%(c)	144,500
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%(c)	355,000
Shares or Principal Amount		Value
Preferred Stocks -- (Continued)
Financials -- (Continued)
9,530	Prudential PLC, 6.500%	$176,305
10,000	The Bank of New York, Inc. Capital V, 7.800%	207,000

		1,730,255

Real Estate Investment Trusts -- 0.4%
40,000	Public Storage, Series F, 6.450%	769,200

Total Preferred Stocks (Cost $3,258,403)		2,735,455

Certificates of Deposit -- 1.6%
Banks -- 1.6%
$3,000,000	Royal Bank of Canada NY, 5.290%, 2/2/09	3,026,742

Total Certificates of Deposit (Cost $3,000,868)		3,026,742

U.S. Government Mortgage Backed Agencies -- 4.9%
Federal Home Loan Mortgage Corporation -- 2.3%
259,454	Pool # 599630, 6.500%, 8/1/16	270,746
361,327	Pool # 254403, 6.000%, 8/1/17	371,648
3,489,921	Pool # J05518, 5.500%, 9/1/22	3,513,405

		4,155,799

Government National Mortgage Association -- 2.6%
4,683	Pool # 383488, 7.000%, 2/15/09	4,795
4,624,377	Pool # 683937, 6.000%, 2/15/23	4,765,131
165,703	Pool # 345128, 6.500%, 1/15/24	172,258
30,702	Pool # 372962, 7.000%, 3/15/24	32,772
59,460	Pool # 352982, 7.500%, 5/15/24	64,014
27,048	Pool # 373015, 8.000%, 6/15/24	29,587

		5,068,557

Total U.S. Government Mortgage Backed Agencies (Cost $9,210,118)		9,224,356

Shares		Value
Cash Equivalents -- 2.2%
4,173,862	Huntington Money Market Fund, Interfund Shares, 1.600%(d)(e)	$4,173,862

Total Cash Equivalents (Cost $4,173,862)		4,173,862

Short-Term Securities Held As Collateral For Securities Lending -- 0.4%
	Pool of various securities for the Huntington Funds	719,260

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $719,260)		719,260

Total Investments (Cost $188,060,370) -- 100.3%		190,115,384

Liabilities in Excess of Other Assets -- (0.3)%		(491,304)

Net Assets -- 100.0%		$189,624,080

(a) Illiquid security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) All or part of the security was on loan as of June 30, 2008.
(d) Investment in affiliate.
(e) Rate disclosed is the seven day yield as of June 30, 2008.
LP--Limited Partnership
PLC--Public Liability Co.
Huntington Intermediate Government Income Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
U.S. Government Agencies	54.3%
U.S. Government Mortgage Backed Agencies	34.9%
U.S. Treasury Notes	9.9%
Cash[1]	0.9%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
U.S. Government Agencies -- 53.9%
Federal Farm Credit Bank -- 10.4%
$1,000,000	5.750%, 1/18/11	$1,056,643
1,000,000	4.200%, 5/15/15	985,977
1,000,000	4.500%, 12/15/15	997,322
2,000,000	4.875%, 12/16/15	2,033,984
1,000,000	5.270%, 9/1/16	1,041,640
2,000,000	5.650%, 3/6/17	2,024,928
2,000,000	5.050%, 3/8/17	2,026,350
1,000,000	5.550%, 8/1/17	1,061,553
1,000,000	4.250%, 4/16/18	958,930

		12,187,327

Federal Home Loan Bank -- 20.4%
2,000,000	5.500%, 2/9/12	2,029,572
3,000,000	5.375%, 6/14/13	3,162,909
3,000,000	5.000%, 6/19/13	3,013,305
2,000,000	5.250%, 3/19/14	2,041,596
2,000,000	4.375%, 2/13/15	1,996,682
2,000,000	4.750%, 9/11/15	2,022,272
2,000,000	4.250%, 1/22/16	1,953,014
2,000,000	5.500%, 10/19/16	2,039,964
2,000,000	5.250%, 11/8/17	2,035,620
2,000,000	5.100%, 2/13/18	1,988,104
1,500,000	4.250%, 3/9/18	1,440,012

		23,723,050

Federal Home Loan Mortgage Corporation -- 12.9%
2,000,000	5.250%, 10/6/11	2,008,750
2,000,000	4.250%, 5/22/13	2,009,994
1,500,000	5.162%, 12/16/13	1,513,230
2,000,000	5.375%, 1/9/14	2,016,530
1,000,000	5.500%, 2/20/14	1,014,048
1,000,000	4.300%, 4/14/16	974,088
2,000,000	6.000%, 7/6/17	2,047,698
3,500,000	5.200%, 3/5/19	3,459,260

		15,043,598

Principal Amount		Value
U.S. Government Agencies -- (Continued)
Federal National Mortgage Association -- 10.2%
$2,000,000	2.181%, 7/8/08(a)	$1,999,164
2,000,000	3.550%, 6/16/10	2,011,448
1,500,000	5.400%, 3/9/17	1,507,844
3,500,000	5.000%, 4/26/17	3,430,395
3,000,000	5.625%, 11/15/21	3,041,796

		11,990,647

Total U.S. Government Agencies (Cost $62,461,977)		62,944,622

U.S. Government Mortgage Backed Agencies -- 34.7%
Federal Home Loan Bank -- 0.6%
717,990	Federal Home Loan Bank, 5.270%, 12/28/12	712,295

		712,295

Federal Home Loan Mortgage Corporation -- 16.1%
336,377	Pool # M80773, 5.000%, 10/1/09	339,655
746,260	Pool # M81004, 5.000%, 1/1/13	758,247
590,822	Series R007, Class AC, 5.875%, 5/15/16	603,931
682,162	Series 2003-32, Class KB, 5.000%, 3/25/17	690,772
371,717	Pool # E01184, 6.000%, 8/1/17	381,700
799,005	Series 2555, Class B, 4.250%, 1/15/18	785,731
1,076,483	Series 3046, Class YA, 5.000%, 2/15/19	1,088,960
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,503,315
1,069,195	Pool # C90699, 5.000%, 8/1/23	1,047,315
1,000,000	Series 2649, Class OL, 4.500%, 4/15/26	1,006,977
764,202	Series 2670, Class QP, 4.000%, 2/15/27	764,966
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,024,471
1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,791,243
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$795,674	Series 2976, Class HP, 4.500%, 1/15/33	$789,543
576,625	Pool # G08005, 5.500%, 8/1/34	570,228
835,885	Pool # 1G0865, 4.903%, 7/1/35	840,707
2,377,411	Pool # 972190, 5.337%, 11/1/35	2,409,728
1,381,560	Pool # G03609, 5.500%, 10/1/37	1,362,348

		18,759,837

Federal National Mortgage Association -- 12.6%
296,790	Pool # 647408, 5.000%, 10/1/17	296,509
531,922	Pool # 254911, 5.000%, 10/1/23	519,080
1,251,750	Pool # 255360, 5.000%, 8/1/24	1,220,076
1,269,223	Pool # 255767, 5.500%, 6/1/25	1,266,177
1,348,894	Pool # 256116, 6.000%, 2/1/26	1,370,912
1,060,142	Pool # 256213, 6.000%, 4/1/26	1,077,447
1,054,765	Series 2003-11, Class BA, 5.500%, 8/25/32	1,052,628
969,467	Pool # 254594, 5.500%, 1/1/33	961,874
236,829	Series 2003-16, Class CB, 4.000%, 2/25/33	226,151
1,399,231	Pool # 783793, 6.000%, 7/1/34	1,417,131
1,032,501	Pool # 807963, 5.000%, 1/1/35	994,770
603,769	Pool # 806715, 5.500%, 1/1/35	597,530
1,408,824	Pool # 735224, 5.500%, 2/1/35	1,396,909
1,614,583	Pool # 868935, 5.500%, 5/1/36	1,594,370
820,321	Pool # 907484, 6.000%, 1/1/37	828,591

		14,820,155

Government National Mortgage Association -- 5.4%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,515,669
985,519	Pool # 683552, 5.500%, 2/15/23	1,001,524
1,087,231	Pool # 666057, 5.000%, 3/15/23	1,087,900
291,716	Pool # 2699, 6.000%, 1/20/29	297,332
396,497	Pool # 576456, 6.000%, 3/15/32	404,211
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	993,081
998,599	Pool # 676974, 5.500%, 5/15/38	995,449

		6,295,166

Total U.S. Government Mortgage Backed Agencies (Cost $40,665,525)		40,587,453

Principal Amount or Shares		Value
U.S. Treasury Obligations -- 9.8%
U.S. Treasury Notes -- 9.8%
$2,000,000	3.375%, 11/15/08	$2,009,532
1,000,000	5.000%, 8/15/11	1,061,797
1,000,000	4.125%, 8/31/12	1,035,078
2,000,000	4.250%, 11/15/14	2,088,124
2,000,000	4.500%, 2/15/16	2,103,906
2,000,000	5.125%, 5/15/16	2,180,624
1,000,000	4.750%, 2/15/37	1,032,656

Total U.S. Treasury Obligations (Cost $10,961,236)		11,511,717

Cash Equivalents -- 0.9%
1,080,224	Huntington Money Market Fund, Interfund Shares, 1.600%(b)(c)	1,080,224

Total Cash Equivalents (Cost $1,080,224)		1,080,224

Total Investments (Cost $115,168,962) -- 99.3%		116,124,016

Other Assets in Excess of Liabilities -- 0.7%		764,416

Net Assets -- 100.0%		$116,888,432

(a) Rate represents the effective yield at purchase.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
Huntington Michigan Tax-Free Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
School Districts	52.3%
General Obligations	15.6%
Medical	6.5%
Facilities	6.1%
Airport	5.3%
Water	4.8%
Utilities	2.8%
Higher Education	2.5%
Cash	2.2%
General Fund	1.9%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
Municipal Bonds -- 96.9%
Michigan -- 96.9%
$300,000	Battle Creek, MI, Downtown Development, G.O., (AMBAC Ins.), 5.000%, 5/1/22	$313,002
150,000	Big Rapids, MI, Public School District, G.O., (FSA Ins.), 5.000%, 5/1/19	151,226
75,000	Bishop, MI, International Airport Authority Refunding, G.O., Series A, (AMBAC Ins.), 5.100%, 12/1/18	76,980
400,000	Chippewa Valley, MI, Schools, G.O., (FSA Ins.), 4.500%, 5/1/21	403,020
470,000	Detroit, MI, City School District, G.O., (FSA Ins.), 5.000%, 5/1/22	480,880
65,000	Detroit, MI, City School District, G.O., Series B, (FGIC Ins.), 5.000%, 5/1/19	66,990
300,000	Detroit, MI, Sewer Disposal Revenue, (MBIA Ins.), 5.250%, 7/1/19	318,315
500,000	DeWitt, MI, Public Schools, G.O., (MBIA Q-SBLF Ins.), 5.000%, 5/1/16	536,770
500,000	Dexter, MI, Community Schools, G.O., (Q-SBLF Ins.), 5.100%, 5/1/18	532,995
60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	63,818
150,000	Ecorse, MI, Public School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/19	157,232
400,000	Grand Rapids & Kent County, MI, Building Authority, G.O., Series A, 5.000%, 12/1/19	419,872
500,000	Hartland, MI, Consolidated School District Refunding, G.O., (Q-SBLF Ins.), 5.125%, 5/1/20	512,850
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$500,000	Hazel Park, MI, School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/16	$521,345
150,000	Huron Valley, MI, School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/17	159,027
55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins.), 5.250%, 5/15/18	55,603
500,000	Kent County, MI, Airport Revenue, G.O., 5.000%, 1/1/23	515,350
25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,689
250,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	258,868
350,000	Lincoln, MI, Consolidated School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/20	364,763
500,000	Michigan Municipal Bond Authority Department of Treasury, 5.250%, 10/1/18	526,540
200,000	Michigan Municipal Bond Authority, City of Detroit School District Revenue, (FSA Ins.), 5.000%, 6/1/15	214,586
250,000	Michigan State Building Authority Refunding Revenue, Series I, 5.500%, 10/15/15	261,102
500,000	Michigan State Department of Treasury, G.O., Series A, 5.250%, 5/1/17	538,995
10,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 6.000%, 5/15/14	10,447
Principal Amount		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$250,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/17	$262,267
40,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 2/15/18	40,817
355,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins.), 5.000%, 11/15/19	367,911
500,000	Mount Clemens, MI, Community School District Refunding, G.O., (FSA Ins.), 5.000%, 5/1/18	526,840
10,000	Northwestern Community College, MI, Unrefunded, G.O., (FGIC Ins.), 5.300%, 4/1/12	10,269
200,000	Plymouth-Canton, MI, Community School District Refunding, G.O., (Q-SBLF Ins.), 5.250%, 5/1/15	214,128
90,000	Saginaw Valley State University, MI, Unrefunded Revenue, (AMBAC Ins.), 5.000%, 7/1/12	92,588
65,000	South Lyon, MI, Community Schools, G.O., (Q-SBLF Ins.), 4.250%, 5/1/10	66,572
115,000	Southfield, MI, Library Building Authority, G.O., (MBIA Ins.), 5.250%, 5/1/22	120,152
120,000	St Clarin County, MI, G.O., (FGIC Ins.), 4.500%, 4/1/15	122,303
500,000	Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins.), 5.000%, 5/1/16	510,940
400,000	Warren, MI, Consolidated School District, G.O., (Q-SBLF Ins.), 5.250%, 5/1/19	422,632
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Michigan -- (Continued)
$100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	$103,138
15,000	Wayne County, MI, Wayne Community College, G.O., (AMBAC Ins.), 5.350%, 7/1/13	15,460
170,000	Wayne State University, MI, Revenue, (AMBAC Ins.), 5.000%, 11/15/20	177,429
400,000	West Branch Rose City, MI, Area School District, G.O., (Q-SBLF Ins.), 5.000%, 5/1/22	412,808

Total Municipal Bonds (Cost $11,009,361)		10,952,519

Cash Equivalents -- 2.2%
256,395	Fidelity Institutional Tax-Exempt Portfolio, 1.620%(a)	256,395

Total Cash Equivalents (Cost $256,395)		256,395

Total Investments (Cost $11,265,756) -- 99.1%		11,208,914

Other Assets in Excess of Liabilities -- 0.9%		97,546

Net Assets -- 100.0%		$11,306,460

(a) Rate disclosed is the seven day yield as of June 30, 2008.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins. -- Insured
MBIA -- Municipal Bond Insurance Association
Q-SBLF -- Qualified School Bond Loan Fund
Huntington Mortgage Securities Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	77.7%
Real Estate Investment Trusts (Includes 8.9% of Common Stock and 0.3% of Preferred Stock)	9.2%
U.S. Government Agencies	4.4%
Other Investments (Collateral for Securities Lending)	3.7%
Collateralized Mortgage Obligations	3.6%
Cash[1]	1.4%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- 80.4%
Federal Home Loan Bank -- 0.8%
$691,895	4.800%, 2/25/13	$693,258

		693,258

Federal Home Loan Mortgage Corporation -- 32.3%
117,162	REMIC Series 2399, Class EC, 5.500%, 1/15/09	118,019
256,451	Series 2548, Class HA, 4.500%, 1/15/10	257,959
273,564	Series 1994-23, Class PK, 6.000%, 5/25/10	277,459
432,438	Pool # M80927, 5.000%, 7/1/11	442,847
30,308	Pool # E65142, 6.500%, 7/1/11	31,535
746,260	Pool # M81004, 5.000%, 1/1/13	758,480
1,333,900	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,317,833
713,571	Pool # J03237, 5.500%, 8/1/16	723,167
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	2,008,020
1,182,170	Series 3322, Class LA, 5.250%, 4/15/17	1,192,522
1,237,388	Series 2770, Class TC, 4.000%, 1/15/18	1,217,533
335,109	Pool # E96459, 5.000%, 5/1/18	334,380
110,584	Pool # C90237, 6.500%, 11/1/18	115,417
1,076,483	Series 3046, Class YA, 5.000%, 2/15/19	1,089,209
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,013,296
664,708	Pool # G12297, 6.000%, 7/1/21	681,297
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,003,076
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	1,011,123
807,412	Pool # C90779, 5.000%, 1/1/24	791,141
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal Home Loan Mortgage Corporation -- (Continued)
$643,177	Series 2847, Class NC, 4.000%, 1/15/24	$643,710
845,223	Pool # C90859, 5.500%, 10/1/24	843,845
1,000,000	Series 2676, Class PG, 5.500%, 1/15/29	1,025,161
317,505	Pool # C00730, 6.000%, 3/1/29	323,501
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,024,040
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,001,048
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,005,524
795,674	Series 2976, Class HP, 4.500%, 1/15/33	790,316
1,066,076	Pool # A15284, 5.500%, 10/1/33	1,056,414
1,153,250	Pool # G08005, 5.500%, 8/1/34	1,140,636
835,885	Pool # 1G0865, 4.903%, 7/1/35	840,968
1,255,947	Series 3002, Class CA, 5.000%, 7/15/35	1,233,738
915,625	Pool # A55565, 6.000%, 12/1/36	926,337
786,594	Pool # G08168, 6.000%, 12/1/36	795,797

		28,035,348

Federal National Mortgage Association -- 39.0%
410,521	Pool # 254955, 4.000%, 10/1/10	409,337
445,472	Pool # 254486, 5.000%, 9/1/17	445,119
514,060	Pool # 663808, 5.000%, 11/1/17	513,653
708,656	Pool # 684488, 5.000%, 12/1/17	708,095
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,105,234
890,331	Pool # 693256, 5.000%, 4/1/18	889,348
629,969	Pool # 254720, 4.500%, 5/1/18	616,267
558,741	Pool # 786729, 5.500%, 8/1/19	566,680
531,858	Series 2006-4, Class A, 6.000%, 11/25/22	549,584
Principal Amount		Value
U.S. Government Mortgage Backed Agencies -- (Continued)
Federal National Mortgage Association -- (Continued)
$690,639	Series 2003-38, Class TC, 5.000%, 3/25/23	$691,317
736,719	Pool # 254831, 5.000%, 8/1/23	719,163
1,509,823	Pool # 254908, 5.000%, 9/1/23	1,473,843
1,402,244	Pool # 254911, 5.000%, 10/1/23	1,368,828
605,037	Pool # 255320, 5.000%, 7/1/24	589,916
1,846,279	Pool # 255711, 5.500%, 4/1/25	1,842,424
688,851	Pool # 357771, 5.000%, 5/1/25	671,051
1,686,118	Pool # 256116, 6.000%, 2/1/26	1,714,167
2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	2,040,372
759,721	Series 1999-13, Class PH, 6.000%, 4/25/29	776,397
194,352	Pool # 602879, 6.000%, 11/1/31	197,658
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	978,516
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	983,356
1,653,359	Pool # 729535, 5.500%, 7/1/33	1,639,634
205,326	Pool # 748422, 6.000%, 8/1/33	208,370
1,602,626	Pool # 786457, 5.286%, 7/1/34	1,627,875
1,399,231	Pool # 783793, 6.000%, 7/1/34	1,417,350
603,769	Pool # 806715, 5.500%, 1/1/35	597,625
428,360	Pool # 814261, 6.000%, 1/1/35	433,907
1,408,824	Pool # 735224, 5.500%, 2/1/35	1,397,129
546,033	Pool # 836450, 6.000%, 10/1/35	552,250
1,180,959	Pool # 845573, 5.615%, 2/1/36	1,197,643
935,967	Pool # 745511, 5.000%, 4/1/36	899,278
1,571,518	Pool # 745418, 5.500%, 4/1/36	1,554,054
752,461	Pool # 888029, 6.000%, 12/1/36	760,323
820,321	Pool # 907484, 6.000%, 1/1/37	828,719

		33,964,482

Government National Mortgage Association -- 8.3%
1,075,842	Pool # 683915, 5.000%, 1/15/23	1,076,671
3,246,900	Pool # 605653, 5.500%, 8/15/34	3,242,239
2,009,919	Pool # 3637, 5.500%, 11/20/34	2,001,215
998,599	Pool # 676974, 5.500%, 5/15/38	995,605

		7,315,730

Total U.S. Government Mortgage Backed Agencies(Cost $70,118,479)		70,008,818

Shares		Value
Common Stocks -- 9.2%
Real Estate Investment Trusts -- 9.2%
9,700	Acadia Realty Trust	$224,555
5,500	Alexandria Real Estate Equities, Inc.(a)	535,370
4,000	AMB Property Corp.	201,520
2,000	American Campus Communities, Inc.	55,680
4,000	Boston Properties, Inc.(a)	360,880
3,000	Brandywine Realty Trust(a)	47,280
2,000	Camden Property Trust	88,520
3,000	Corporate Office Properties Trust	102,990
4,200	Developers Diversified Realty Corp.	145,782
9,000	Digital Reality Trust, Inc.	368,190
16,000	Douglas Emmett, Inc.(a)	351,520
2,000	Duke Realty Corp.(a)	44,900
3,000	DuPont Fabros Technology, Inc.	55,920
6,500	EastGroup Properties, Inc.	278,850
1,000	Equity Lifestyle Properties, Inc.	44,000
6,000	Equity Residential	229,620
3,500	Essex Property Trust, Inc.(a)	372,750
6,000	General Growth Properties, Inc.(a)	210,180
8,000	HCP, Inc.	254,480
3,500	Healthcare Realty Trust, Inc.	83,195
8,000	Home Properties, Inc.	384,480
2,100	Hospitality Properties Trust	51,366
5,500	Host Hotels & Resorts, Inc.	75,075
7,600	Kimco Realty Corp.(a)	262,352
8,000	Mack-Cali Realty Corp.	273,360
15,500	National Retail Properties, Inc.	323,950
6,000	Pennsylvania Real Estate Investment Trust	138,840
2,386	ProLogis Trust	129,679
1,800	Public Storage, Inc.(a)	145,422
7,000	Realty Income Corp.(a)	159,320
1,500	Regency Centers Corp.	88,680
3,000	Simon Property Group, Inc.	269,670
3,903	SL Green Realty Corp.(a)	322,856
2,000	Sunstone Hotel Investors, Inc.(a)	33,200
3,000	Tanger Factory Outlet Centers, Inc.	107,790
1,100	The Macerich Co.	68,343
10,000	U-Store-It Trust	119,500
5,900	UDR, Inc.	132,042
9,000	Ventas, Inc.	383,130
3,800	Vornado Realty Trust(a)	334,400
5,000	Washington Real Estate Investment Trust(a)	150,250

Total Common Stocks (Cost $6,699,046)		8,009,887

Principal Amount or Shares		Value
U.S. Government Agencies -- 4.6%
Federal Home Loan Bank--1.1%
$1,000,000	4.250%, 3/9/18	$961,887

Federal Home Loan Mortgage Corporation--0.6%
500,000	4.500%, 4/2/14	505,951

Federal National Mortgage Association -- 2.9%
1,500,000	2.181%, 7/8/08(b)	1,499,373
1,000,000	5.000%, 3/2/15	1,030,092

		2,529,465

Total U.S. Government Agencies (Cost $3,981,096)		3,997,303

Preferred Stocks -- 0.3%
Real Estate Investment Trusts -- 0.3%
4,000	Simon Property Group, Inc., 6.000%	292,000

Total Preferred Stocks (Cost $283,980)		292,000

Principal Amount or Shares		Value
Collateralized Mortgage Obligations -- 3.7%
$2,295,042	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	$2,207,076
1,000,000	Federal National Mortgage Association, 5.500%, 12/25/16	1,017,525

Total Collateralized Mortgage Obligations (Cost $3,293,003)		3,224,601

Cash Equivalents -- 1.4%
1,229,254	Huntington Money Market Fund, Interfund Shares, 1.600%(c)(d)	1,229,254

Total Cash Equivalents (Cost $1,229,254)		1,229,254

Short-Term Securities Held As Collateral For Securities Lending -- 3.8%
	Pool of various securities for the Huntington Funds	3,258,889

Total Short-Term Securities Held As Collateral For Securities Lending (Cost $3,258,889)		3,258,889

Total Investments (Cost $88,863,747) -- 103.4%		90,020,752

Liabilities in Excess of Other Assets -- (3.4)%		(2,918,754)

Net Assets -- 100.0%		$87,101,998

(a) All or part of the security was on loan as of June 30, 2008.
(b) Rate represents the effective yield at purchase.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
(d) Investment in affiliate.
Huntington Ohio Tax-Free Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
General Obligations	30.6%
School Districts	24.6%
Higher Education	12.2%
Facilities	8.5%
Water	7.1%
Power	4.4%
Utilities	4.2%
Medical	3.3%
Transportation	2.8%
Airports	0.8%
General Fund	0.8%
Cash	0.6%
Pollution Control	0.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
Municipal Bonds -- 98.9%
Ohio -- 98.9%
$50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins.), 5.250%, 11/15/15	$52,888
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	72,577
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	352,460
375,000	Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins.), 5.500%, 10/1/15	397,871
105,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	109,985
200,000	Butler County, OH, (AMBAC Ins.), 5.000%, 12/1/16	214,454
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	173,954
300,000	Butler County, OH, Sewer Systems Revenue, (FSA Ins.), 5.000%, 12/1/19	322,698
200,000	Butler County, OH, Waterworks Revenue, (AMBAC Ins.), 5.000%, 12/1/21	205,726
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	212,496
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	$368,430
85,000	Cleveland, OH, G.O., (MBIA Ins.), 5.500%, 12/1/13	91,243
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	534,135
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	84,734
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	415,032
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	347,921
100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	104,926
75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	80,423
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	538,320
270,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/17	285,692
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	$261,437
160,000	Columbus, OH, Tax Increment Financing Revenue, Series A, (AMBAC Ins.), 4.750%, 12/1/18	165,066
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	542,030
500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I, (AMBAC Ins.), 5.250%, 1/1/13	505,630
435,000	Delaware County, OH, G.O., (MBIA Ins.), 5.000%, 12/1/18	449,551
500,000	Euclid, OH, G.O., 5.000%, 12/1/12	511,580
360,000	Fairfield, OH, Local School District, G.O., (FSA Ins.), 4.250%, 12/1/18	371,822
190,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/19	195,687
160,000	Fairfield, OH, Union Local School District, G.O., Series A, (FSA Ins.), 4.250%, 12/1/20	164,210
150,000	Fairless, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/21	156,336
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	120,887
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	67,970
155,000	Forest Hills, OH, Local School District Revenue, (FSA Ins.), 4.750%, 12/1/16	162,214
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	195,795
35,000	Gallia County, OH, Local School District, G.O., (FSA Ins.), 4.500%, 12/1/20	35,417
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	363,409
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	573,286
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	470,083
275,000	Greene County, OH, Water & Sewer Revenue, (FSA Ins.), 5.000%, 12/1/21	286,616
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	$210,796
405,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/22	420,552
250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	256,465
250,000	Kettering, OH, City School District, Refunding, G.O., (FSA Ins.), 5.000%, 12/1/15	268,685
1,000,000	Kettering, OH, G.O., 4.750%, 12/1/22	1,021,830
95,000	Keystone, OH, Local School District, G.O., (FSA Ins.), 5.000%, 12/1/19	99,597
285,000	Lakewood, OH, City School District, G.O., (FSA Ins.), 5.000%, 12/1/18	300,293
250,000	Lakota, OH, Local School District, G.O., (FGIC Ins.), 5.050%, 12/1/13	254,225
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	107,050
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	416,892
560,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	577,450
435,000	Madison, OH, Local School District Refunding, G.O., (FSA Ins.), 4.000%, 12/1/17	437,462
50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA Ins.), 5.000%, 11/15/17	50,510
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	520,765
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,071,458
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	626,352
250,000	Miami County, OH, G.O., 4.875%, 12/1/10	254,933
50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	50,797
500,000	Middletown, OH, G.O., (FSA Ins.), 5.000%, 12/1/21	528,400
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	$52,221
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	265,797
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (FSA Ins.), 5.000%, 12/1/17	53,271
35,000	New Albany Plain, OH, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	37,195
25,000	New Albany Plain, OH, Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	27,050
235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	235,357
100,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	100,155
1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins.), 5.000%, 2/15/17	1,044,190
60,000	Ohio State Building Authority Refunding Revenue, Series A, (FGIC Ins.), 5.000%, 4/1/11	62,684
65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 5.500%, 4/1/15	69,427
1,400,000	Ohio State Building Authority Revenue, Series A, (FSA Ins.), 4.750%, 4/1/21	1,430,310
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 5.500%, 10/1/14	133,309
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	157,340
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins.), 4.750%, 4/1/20	512,120
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	145,250
100,000	Ohio State Community Schools, G.O., Series B, (FSA Ins.), 5.000%, 9/15/18	104,170
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	185,497
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	733,404
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,733
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins.), 5.000%, 12/1/17	$157,974
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	258,245
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	469,548
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (FSA Ins.), 5.000%, 4/1/17	106,401
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,824
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	715,606
100,000	River Valley, OH, Local School District, G.O., (FSA Ins.), 5.250%, 11/1/16	106,940
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,087,538
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	211,272
980,000	Southwest Licking County, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	1,026,276
130,000	Springfield, OH, G.O., (FGIC Ins.), 5.500%, 12/1/17	134,765
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	336,411
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	240,222
500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O., (FGIC Ins.), 5.150%, 12/1/14	527,800
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	727,489
415,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	439,381
550,000	Troy, OH, G.O., 4.750%, 12/1/22	561,341
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	373,058
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	693,940
Principal Amount		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$300,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.100%, 6/1/11	$315,714
1,000,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins.), 5.000%, 6/1/15	1,072,930
1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	1,046,300
890,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	930,984
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	310,074
50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins.), 5.000%, 12/1/15	53,047
Principal Amount or Shares		Value
Municipal Bonds -- (Continued)
Ohio -- (Continued)
$650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	$659,210

Total Municipal Bonds (Cost $36,115,239)		36,008,273

Cash Equivalents -- 0.6%
222,614	Fidelity Institutional Tax-Exempt Portfolio, 1.620%(a)	222,614

Total Cash Equivalents (Cost $222,614)		222,614

Total Investments (Cost $36,337,853) -- 99.5%		36,230,887

Other Assets in Excess of Liabilities -- 0.5%		165,383

Net Assets -- 100.0%		$36,396,270

(a) Rate disclosed is the seven day yield as of June 30, 2008.
AMBAC -- American Municipal Bond Assurance Corp.
FGIC -- Financial Guaranty Insurance Co.
FSA -- Financial Security Assurance
G.O. -- General Obligation
Ins. -- Insured
MBIA -- Municipal Bond Insurance Association
Huntington Short/Intermediate Fixed Income Securities Fund June 30, 2008
Portfolio of Investments Summary Table (unaudited)
Asset Allocation	Percentage of Market Value
Corporate Bonds	69.2%
U.S. Government Agencies	29.3%
Cash[1]	1.5%

Total	100.0%

1 Investments in an affiliated money market fund.
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (unaudited)
Principal Amount		Value
Corporate Bonds -- 68.4%
Consumer Discretionary -- 9.2%
$1,500,000	Costco Wholesale Corp., 5.300%, 3/15/12	$1,551,435
1,500,000	CSX Corp., 6.750%, 3/15/11	1,554,531
1,000,000	Fortune Brands, Inc., 5.125%, 1/15/11	994,683
1,000,000	McDonald’s Corp., 4.300%, 3/1/13	989,690
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	1,009,655
1,500,000	Union Pacific Corp., 3.875%, 2/15/09	1,497,531

		7,597,525

Consumer Staples -- 2.4%
1,000,000	Kellogg Co., 5.125%, 12/3/12	1,013,152
1,000,000	Sysco Corp., 4.200%, 2/12/13	977,433

		1,990,585

Energy -- 3.7%
1,000,000	BJ Services Co., 5.750%, 6/1/11	1,010,578
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,003,778
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,005,506

		3,019,862

Financials -- 25.8%
1,000,000	American Express Co., 5.250%, 9/12/11	989,407
1,500,000	Bank of America Corp., 5.375%, 8/15/11	1,521,708
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,053,594
1,500,000	CIT Group, Inc., 5.800%, 7/28/11	1,213,455
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,494,292
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,514,622
1,500,000	Goldman Sachs Group, Inc., 5.700%, 9/1/12	1,504,705
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	1,950,454
1,500,000	International Lease Finance Corp., 5.450%, 3/24/11	1,409,618
1,000,000	Key Bank N.A., 5.500%, 9/17/12	928,489
886,364	Marshall & Ilsley Corp., 2.900%, 8/18/09	877,155
Principal Amount		Value
Corporate Bonds -- (Continued)
Financials -- (Continued)
$2,000,000	MetLife Global Funding I, 5.125%, 11/9/11(a)	$2,022,410
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,515,705
1,000,000	Shell International Finance Corp., 4.950%, 3/22/12	1,029,125
1,500,000	Washington Mutual, Inc., 5.500%, 8/24/11	1,305,000

		21,329,739

Health Care -- 2.4%
2,000,000	Quest Diagnostics, Inc., 5.125%, 11/1/10	1,997,724

		1,997,724

Industrials -- 1.2%
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,021,429

		1,021,429

Materials -- 1.2%
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,005,455

		1,005,455

Real Estate Investment Trusts -- 4.1%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,949,302
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,456,226

		3,405,528

Technology -- 8.0%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,029,589
1,000,000	Dell, Inc., 4.700%, 4/15/13	973,223
1,500,000	Hewlett-Packard Co., 5.250%, 3/1/12	1,536,753
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,019,328
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,025,434

		6,584,327

Telecommunications -- 4.9%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	1,993,068
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,000,754
1,000,000	GTE North, Inc., 5.650%, 11/15/08	1,006,880

		4,000,702

Principal Amount		Value
Corporate Bonds -- (Continued)
Utilities -- 5.5%
$1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	$1,509,609
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,005,145
1,000,000	Exelon Generation Co. LLC, 6.950%, 6/15/11	1,033,571
1,000,000	Georgia Power Co., 4.000%, 1/15/11	994,753

		4,543,078

Total Corporate Bonds (Cost $57,379,652)		56,495,954

U.S. Government Agencies -- 29.0%
Federal Farm Credit Bank -- 4.8%
2,000,000	3.400%, 2/7/13	1,942,948
2,000,000	4.150%, 2/13/13	1,990,898

		3,933,846

Federal Home Loan Bank -- 2.4%
2,000,000	2.375%, 5/27/09	1,991,076

		1,991,076

Federal Home Loan Mortgage Corporation -- 11.6%
2,000,000	3.200%, 6/10/10	1,993,306
2,000,000	4.750%, 1/18/11	2,064,296
2,000,000	5.450%, 9/2/11	2,008,022
1,500,000	5.250%, 10/6/11	1,506,563
2,000,000	5.300%, 1/9/12	2,019,516

		9,591,703

Principal Amount or Shares		Value
U.S. Government Agencies -- (Continued)
Federal National Mortgage Association -- 10.2%
$1,500,000	2.181%, 7/8/08(b)	$1,499,373
1,000,000	3.850%, 4/14/09	1,007,650
2,000,000	3.375%, 6/10/10	2,001,654
2,000,000	3.550%, 6/16/10	2,011,448
2,000,000	3.400%, 4/16/12	1,963,436

		8,483,561

Total U.S. Government Agencies (Cost $23,966,227)		24,000,186

Cash Equivalents -- 1.5%
1,249,939	Huntington Money Market Fund, Interfund Shares, 1.600%(c)(d)	1,249,939

Total Cash Equivalents (Cost $1,249,939)		1,249,939

Total Investments (Cost $82,595,818) -- 98.9%		81,746,079

Other Assets in Excess of Liabilities -- 1.1%		869,456

Net Assets -- 100.0%		$82,615,535

(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security must be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Rate represents the effective yield at purchase.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
(d) Investment in affiliate.
LLC--Limited Liability Co.
(See notes which are an integral part of the Financial Statements)
Statements of Assets and Liabilities
June 30, 2008 (unaudited)
	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Tax-Free Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost(1)	$ 1,008,856,287	$ 294,013,591	$ 82,145,272	$ 720,501,592

Investments, at value(1)	$ 988,641,787	$ 294,013,591	$ 82,145,272	$ 513,799,492
Investments in affiliated securities, at value	--	--	--	--
Investments in repurchase agreements, at cost	20,214,500	--	--	206,702,100

Total Investments	1,008,856,287	294,013,591	82,145,272	720,501,592

Cash	79	--	4,781	96
Foreign currencies, at value (Cost $-, $-, $-, $-, $-, $-, $-, $14,640,480, $- and $-)	--	--	--	--
Income receivable	486,525	1,457,633	341,117	29,209
Receivable for investments sold	--	--	--	--
Receivable for shares sold	9,388	--	--	--
Tax reclaims receivable	--	--	--	--
Prepaid expenses and other assets	19,515	9,734	10,682	14,650

Total assets	1,009,371,794	295,480,958	82,501,852	720,545,547

Liabilities:
Income distribution payable	1,061,460	294,638	109,694	543,237
Payable for investments purchased	--	--	--	--
Payable for shares redeemed	--	--	--	--
Payable for return of collateral received for securities on loan	--	--	--	--
Accrued expenses and other payables
Investment adviser fees	257,613	76,626	22,592	120,038
Administration fees	144,254	37,239	10,756	89,191
Custodian fees	25,498	6,641	1,958	15,605
Financial administration fees	15,481	2,728	2,427	16,624
Distribution services fee	97,798	25,834	2,539	24,190
Shareholder services fee	231,904	63,855	18,826	150,048
Transfer agent fees	7,101	3,556	2,391	914
Compliance service fees	10,373	2,701	796	6,347
Other	92,764	19,863	3,801	61,942

Total liabilities	1,944,246	533,681	175,780	1,028,136

Net Assets	$ 1,007,427,548	$ 294,947,277	$ 82,326,072	$ 719,517,411

Net Assets Consist of:
Paid in capital	$ 1,007,929,203	$ 295,010,585	$ 82,338,789	$ 719,524,805
Net unrealized appreciation (depreciation) of investments and translations of assets and liabilities in foreign currency	--	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(501,655)	(63,308)	(12,717)	(7,394)
Accumulated net investment income (loss)	--	--	--	--

Total Net Assets	$ 1,007,427,548	$ 294,947,277	$ 82,326,072	$ 719,517,411

Net Assets:
Trust Shares	$ 658,067,879	$ 170,918,359	$ 72,522,587	$ 615,042,613

Investment A Shares	$ 296,074,386	$ 124,028,918	$ 9,803,485	$ 104,474,798

Investment B Shares	$ 86,812	--	--	--

Interfund Shares	$ 53,198,471	--	--	--

Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	658,566,301	170,941,010	72,529,431	615,019,340

Investment A Shares	296,059,725	124,062,106	9,808,401	104,507,898

Investment B Shares	86,782	--	--	--

Interfund Shares	53,221,588	--	--	--

Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investment A Shares	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Investment B Shares(2)	$ 1.00	--	--	--

Interfund Shares	$ 1.00	--	--	--

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Investment A Shares	--	--	--	--

Maximum Sales Charge:
Investment A Shares	--	--	--	--

(1) Includes securities on loan of $-; $-; $-; $-; $17,992,255; $37,744,365; $26,268,357; $-; $- and $26,631,639.
(2) For Investment B Shares, the redemption price per share varies by length of time shares are held.
Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund	Huntington Mid Corp America Fund

$ 142,148,813	$ 210,424,557	$ 166,201,586	$ 267,963,783	$ 23,285,975	$ 123,999,292

$ 120,162,334	$ 250,056,953	$ 159,970,664	$ 298,956,991	$ 21,831,574	$ 173,535,952
2,185,235	6,024,810	953,575	--	548,870	3,138,708
--	--	--	27,971,000	--	--

122,347,569	256,081,763	160,924,239	326,927,991	22,380,444	176,674,660

--	--	--	834	--	600
--	--	--	14,736,132	--	--
414,324	110,323	395,265	1,175,698	25,766	143,045
689,363	--	1,811,712	--	--	--
88,232	294,520	53,744	280,255	365	94,977
--	--	--	82,917	--	--
15,212	8,224	15,649	17,301	18,881	13,073

123,554,700	256,494,830	163,200,609	343,221,128	22,425,456	176,926,355

--	--	--	--	--	--
--	--	1,827,850	--	--	--
1,129,108	2,088,569	164,433	2,137,702	65,508	1,110,604
18,903,498	38,803,202	27,579,380	--	--	27,421,207

69,551	110,640	70,381	285,088	16,562	96,762
13,789	27,324	17,606	41,831	3,344	19,043
2,411	4,795	3,050	20,651	574	3,354
3,655	6,374	4,943	7,547	327	4,364
9,936	4,987	4,448	4,302	1,202	5,414
23,102	46,085	29,358	70,987	5,518	32,242
10,064	6,480	7,124	3,769	1,300	6,558
981	1,950	1,240	3,015	154	1,364
12,355	15,750	19,188	30,938	--	16,355

20,178,450	41,116,156	29,729,001	2,605,830	94,489	28,717,267

$ 103,376,250	$ 215,378,674	$ 133,471,608	$ 340,615,298	$ 22,330,967	$ 148,209,088

$ 126,529,176	$ 162,744,644	$ 138,661,428	$ 265,533,812	$ 29,835,540	$ 91,204,925
(19,801,244)	45,657,206	(5,277,347)	59,066,907	(905,531)	52,675,368
(3,576,187)	6,800,815	(61,982)	13,045,384	(6,725,457)	4,368,224
224,505	176,009	149,509	2,969,195	126,415	(39,429)

$ 103,376,250	$ 215,378,674	$ 133,471,608	$ 340,615,298	$ 22,330,967	$ 148,209,088

$ 82,280,024	$ 201,585,883	$ 123,925,612	$ 326,331,654	$ 19,481,238	$ 136,650,245

$ 8,531,261	$ 8,818,944	$ 4,570,873	$ 10,935,532	$ 1,455,991	$ 4,668,336

$ 12,564,965	$ 4,973,847	$ 4,975,123	$ 3,348,112	$ 1,393,738	$ 6,890,507

--	--	--	--	--	--

9,384,734	6,820,491	5,939,006	23,899,627	2,280,755	9,058,394

973,659	305,455	219,034	807,780	172,552	315,900

1,439,085	184,322	239,993	253,515	168,544	485,175

--	--	--	--	--	--

$ 8.77	$ 29.56	$ 20.87	$ 13.65	$ 8.54	$ 15.09

$ 8.76	$ 28.87	$ 20.87	$ 13.54	$ 8.44	$ 14.78

$ 8.73	$ 26.98	$ 20.73	$ 13.21	$ 8.27	$ 14.20

--	--	--	--	--	--

$ 9.29	$ 30.63	$ 22.14	$ 14.37	$ 8.95	$ 15.68

5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

Statements of Assets and Liabilities (Continued)
June 30, 2008 (unaudited)
	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Assets:
Investments, at cost(1)	$ 117,190,698	$ 91,215,754	$ 73,061,880	$153,519,178

Investments, at value(1)	$ 111,085,496	$ 85,566,042	$ 71,332,367	$158,166,192
Investments in affiliated securities, at value	5,985,187	11,770,209	1,650,606	6,653,405

Total Investments	117,070,683	97,336,251	72,982,973	164,819,597

Cash	--	--	--	12,359
Foreign currencies, at value (Cost $-, $11,656, $-, $1,600, $-, $-, $-, $-, $-, $- and $-)	--	11,642	--	1,600
Income receivable	80,748	175,969	61,446	108,685
Receivable for shares sold	132,716	106,130	63,958	243,632
Prepaid expenses and other assets	15,501	11,057	18,691	3,047

Total assets	117,299,648	97,641,049	73,127,068	165,188,920

Liabilities:
Options written, at value (premium received $-, $402,323, $-, $74,699, $-, $-, $-, $-, $-, $- and $-)	--	387,790	--	12,250
Income distribution payable	--	--	--	--
Payable for investments purchased	2,102,175	13,616	47,397	187,927
Payable for shares redeemed	--	--	--	--
Payable for return of collateral received for securities on loan	17,236,061	10,514,791	23,566,159	27,100,685
Accrued expenses and other payables
Investment adviser fees	73,846	51,105	21,233	89,244
Administration fees	12,888	9,645	6,291	17,359
Custodian fees	2,259	1,930	1,104	2,760
Financial administration fees	2,935	8,711	3,093	8,966
Distribution services fee	3,800	381	709	6,348
Shareholder services fee	21,702	17,033	10,615	29,718
Transfer agent fees	6,984	1,285	3,350	8,052
Trustees’ fees	--	--	--	--
Compliance service fees	919	721	449	1,258
Other	8,071	5,885	1,335	8,662

Total liabilities	19,471,640	11,012,893	23,661,735	27,473,229

Net Assets	$ 97,828,008	$ 86,628,156	$ 49,465,333	$ 137,715,691

Net Assets Consist of:
Paid in capital	$ 93,060,543	$ 79,907,331	$ 44,942,284	$ 121,970,424
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(120,015)	6,135,016	(78,907)	11,363,023
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	5,278,645	340,393	4,448,969	4,431,917
Accumulated net investment income (loss)	(391,165)	245,416	152,987	(49,673)

Total Net Assets	$ 97,828,008	$ 86,628,156	$ 49,465,333	$ 137,715,691

Net Assets:
Trust Shares	$ 87,007,344	$ 85,124,636	$ 46,133,780	$ 115,330,994

Investment A Shares	$ 7,099,271	$ 1,225,864	$ 3,274,573	$ 18,350,714

Investment B Shares	$ 3,721,393	$ 277,656	$ 56,980	$ 4,033,983

Shares Outstanding: (unlimited number of shares authorized, no par value)
Trust Shares	6,624,505	7,456,564	3,921,985	6,325,335

Investment A Shares	552,020	107,648	280,650	1,023,268

Investment B Shares	303,909	24,502	4,933	232,824

Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$ 13.13	$ 11.42	$ 11.76	$ 18.23

Investment A Shares	$ 12.86	$ 11.39	$ 11.67	$ 17.93

Investment B Shares(2)	$ 12.24	$ 11.33	$ 11.55	$ 17.33

Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Investment A Shares	$ 13.64	$ 12.08	$ 12.38	$ 19.02

Maximum Sales Charge:
Investment A Shares	5.75%	5.75%	5.75%	5.75%

(1) Includes securities on loan of $16,588,701; $10,219,340; $22,809,306; $25,864,861; $-; $685,540; $-; $-; $3,163,249; $- and $-.
(2) For Investment B Shares, the redemption price per share varies by length of time shares are held.
(See notes which are an integral part of the Financial Statements)
Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$ 8,286,059	$ 188,060,370	$ 115,168,962	$ 11,265,756	$ 88,863,747	$ 36,337,853	$ 82,595,818

$ 7,195,485	$ 185,941,522	$ 115,043,792	$ 11,208,914	$ 88,791,498	$ 36,230,887	$ 80,496,140
1,049,673	4,173,862	1,080,224	--	1,229,254	--	1,249,939

8,245,158	190,115,384	116,124,016	11,208,914	90,020,752	36,230,887	81,746,079

--	--	6,183	--	990	--	2,641
--	--	--	--	--	--	--
3,045	2,315,904	1,059,161	106,455	395,209	263,674	1,064,639
--	106,465	43,972	--	20,285	10	4,634
--	13,805	17,824	17,348	18,763	16,103	10,911

8,248,203	192,551,558	117,251,156	11,332,717	90,455,999	36,510,674	82,828,904

--	--	--	--	--	--	--
--	369,568	184,239	11,840	--	76,127	130,879
--	1,567,747	--	--	--	109	3,022
--	94,920	59,796	468	7,633	--	--
--	719,260	--	--	3,258,889	--	--

4,886	77,372	47,204	4,696	35,714	15,047	34,568
886	22,754	13,910	1,416	10,524	4,440	10,185
169	4,023	2,455	244	1,857	782	1,798
2,552	4,970	5,798	1,735	3,276	2,008	2,612
8	1,875	624	919	1,009	937	128
1,629	38,639	23,598	2,347	17,847	7,505	17,284
111	3,390	14,085	1,704	10,911	3,459	3,639
22	--	--	11	--	16	--
69	1,636	998	99	755	318	731
1,693	21,324	10,017	778	5,586	3,656	8,523

12,025	2,927,478	362,724	26,257	3,354,001	114,404	213,369

$ 8,236,178	$ 189,624,080	$ 116,888,432	$ 11,306,460	$ 87,101,998	$ 36,396,270	$ 82,615,535

$ 8,346,867	$ 187,028,262	$ 116,155,882	$ 11,442,816	$ 85,509,270	$ 36,466,436	$ 87,069,413
(40,901)	2,055,014	955,054	(56,842)	1,157,005	(106,966)	(849,739)
(63,427)	543,882	(206,473)	(79,514)	183,270	36,799	(3,603,219)
(6,361)	(3,078)	(16,031)	--	252,453	1	(920)

$ 8,236,178	$ 189,624,080	$ 116,888,432	$ 11,306,460	$ 87,101,998	$ 36,396,270	$ 82,615,535

$ 8,197,536	$ 184,681,909	$ 114,819,102	$ 7,750,385	$ 83,246,775	$ 33,890,896	$ 81,967,266

$ 37,648	$ 2,461,524	$ 1,563,423	$ 3,212,441	$ 3,204,808	$ 1,381,832	$ 648,269

$ 994	$ 2,480,647	$ 505,907	$ 343,634	$ 650,415	$ 1,123,542	--

823,722	8,805,678	11,005,817	746,538	9,369,116	1,641,687	4,247,315

3,785	117,357	149,871	309,495	358,710	66,978	33,587

100	118,431	48,473	33,130	73,057	54,452	--

$ 9.95	$ 20.97	$ 10.43	$ 10.38	$ 8.89	$ 20.64	$ 19.30

$ 9.95	$ 20.97	$ 10.43	$ 10.38	$ 8.93	$ 20.63	$ 19.30

$ 9.94	$ 20.95	$ 10.44	$ 10.37	$ 8.90	$ 20.63	--

$ 10.56	$ 22.02	$ 10.95	$ 10.90	$ 9.38	$ 21.66	$ 19.59

5.75%	4.75%	4.75%	4.75%	4.75%	4.75%	1.50%

Statements of Operations
Six Months Ended June 30, 2008 (unaudited)
	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington Tax-Free Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$ 78,679	$ 122,489	$ 30,486	$ --
Dividend income from affiliated securities	--	--	--	--
Interest income	17,419,381	3,984,539	993,580	8,096,518
Income from securities lending	--	--	--	--
Foreign dividend taxes withheld	--	--	--	--

Total investment income	17,498,060	4,107,028	1,024,066	8,096,518

Expenses:
Investment adviser fees	1,619,308	453,489	112,188	770,984
Administration fees	841,286	204,069	50,484	520,409
Custodian fees	162,031	39,303	9,723	100,230
Transfer and dividend disbursing agent fees and expenses	147,227	36,279	8,160	94,344
Trustees’ fees	30,270	7,909	1,783	19,572
Auditing fees	68,093	18,406	4,811	31,174
Legal fees	20,816	5,482	1,354	14,244
Financial administration fees	252,055	61,470	17,785	157,494
Distribution services fee--Investment A Shares	650,699	156,983	15,402	136,498
Distribution services fee--Investment B Shares	463	--	--	--
Shareholder services fee--Trust Shares	826,003	220,926	78,088	827,228
Shareholder services fee--Investment A Shares	650,699	156,983	15,402	136,498
Shareholder services fee--Investment B Shares	154	--	--	--
Share registration costs	16,295	11,598	11,878	11,931
Printing and postage	43,889	11,344	2,526	28,296
Insurance premiums	15,689	2,681	2,949	10,310
Compliance service fees	20,997	4,736	1,027	14,074
Other	3,614	2,541	817	7,429

Total expenses	5,369,588	1,394,199	334,377	2,880,715

Net investment income (loss)	12,128,472	2,712,829	689,689	5,215,803

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(311)	(5,172)	1,156	(7,394)
Net realized gain on option transactions	--	--	--	--
Net realized gain on foreign currency transactions	--	--	--	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(311)	(5,172)	1,156	(7,394)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(311)	(5,172)	1,156	(7,394)

Change in net assets resulting from operations	$ 12,128,161	$ 2,707,657	$ 690,845	$ 5,208,409

Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund	Huntington Mid Corp America Fund

$ 3,202,664	$ 1,300,047	$ 2,794,267	$ 5,820,401	$ 340,549	$ 843,124
16,567	117,661	14,602	--	5,313	55,287
15	--	--	158,532	--	--
117,854	77,699	81,282	--	1,091	83,055
--	--	--	(414,053)	--	--

3,337,100	1,495,407	2,890,151	5,564,880	346,953	981,466

438,355	683,140	464,620	1,672,420	110,442	574,585
78,903	153,706	104,539	225,775	19,879	103,425
15,197	29,604	20,134	54,401	3,829	19,919
10,226	25,433	15,949	40,493	3,869	15,762
2,831	5,802	3,636	8,568	759	3,604
6,689	17,112	9,703	16,637	969	10,575
1,827	4,215	2,750	6,226	596	2,420
31,800	57,459	43,307	84,345	17,625	42,219
12,359	11,137	6,865	13,665	2,342	6,124
53,948	19,226	22,914	12,849	5,792	27,227
115,777	267,096	179,089	400,157	32,541	176,329
12,359	11,137	6,865	13,665	2,342	6,124
17,983	6,409	7,638	4,283	1,931	9,076
14,203	7,927	12,651	17,396	13,000	12,299
3,449	9,351	3,158	9,554	831	3,526
3,876	4,736	5,220	6,512	2,760	3,900
2,105	4,123	2,953	5,734	595	2,685
1,008	1,792	1,153	3,005	436	1,096

822,925	1,319,405	913,144	2,595,685	220,538	1,020,895

2,514,175	176,002	1,977,007	2,969,195	126,415	(39,429)

(3,472,932)	6,598,743	180,933	12,636,246	(6,422,087)	4,368,224
31,132	202,074	360,940	--	--	--
--	--	--	409,138	--	--

(3,441,800)	6,800,817	541,873	13,045,384	(6,422,087)	4,368,224

(8,918,479)	(23,108,354)	(36,038,551)	(43,126,146)	1,013,721	(12,608,806)

(12,360,279)	(16,307,537)	(35,496,678)	(30,080,762)	(5,408,366)	(8,240,582)

$ (9,846,104)	$ (16,131,535)	$ (33,519,671)	$ (27,111,567)	$ (5,281,951)	$ (8,280,011)

Statements of Operations (Continued)
Six Months Ended June 30, 2008 (unaudited)
	Huntington New Economy Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund	Huntington Situs Fund
Investment Income:
Dividend income	$ 324,043	$ 524,465	$ 354,670	$ 658,197
Dividend income from affiliated securities	88,504	101,611	24,861	58,257
Interest income	1,941	13,521	--	663
Income from securities lending	111,989	29,943	77,890	137,222
Foreign dividend taxes withheld	--	(977)	--	(11,843)

Total investment income	526,477	668,563	457,421	842,496

Expenses:
Investment adviser fees	445,799	229,234	130,912	487,121
Administration fees	70,803	41,262	35,346	87,681
Custodian fees	13,637	7,947	6,808	16,963
Transfer and dividend disbursing agent fees and expenses	10,212	7,396	5,540	12,143
Trustees’ fees	2,738	1,466	1,334	3,065
Auditing fees	5,872	3,606	1,828	6,789
Legal fees	2,144	1,199	1,060	2,429
Financial administration fees	32,162	26,112	22,203	44,649
Distribution services fee--Investment A Shares	9,588	1,128	4,368	22,712
Distribution services fee--Investment B Shares	14,458	750	210	15,544
Shareholder services fee--Trust Shares	116,711	75,034	61,018	134,480
Shareholder services fee--Investment A Shares	9,588	1,128	4,368	22,712
Shareholder services fee--Investment B Shares	4,819	250	70	5,181
Share registration costs	15,749	21,214	24,042	16,337
Printing and postage	3,638	1,756	2,046	4,352
Insurance premiums	3,432	1,813	1,798	3,196
Compliance service fees	1,916	775	934	2,149
Other	942	1,077	549	1,353

Total expenses	764,208	423,147	304,434	888,856

Net investment income (loss)	(237,731)	245,416	152,987	(46,360)

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	5,124,856	214,470	4,448,969	4,424,148
Net realized gain on option transactions	153,789	143,116	--	67,601
Net realized gain (loss) on foreign currency transactions	--	2,593	--	(17,986)

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	5,278,645	360,179	4,448,969	4,473,763

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(18,007,327)	3,732,599	(11,730,159)	(15,635,568)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(12,728,682)	4,092,778	(7,281,190)	(11,161,805)

Change in net assets resulting from operations	$(12,966,413)	$ 4,338,194	$ (7,128,203)	$(11,208,165)

(1) Reflects operations for the period May 1, 2008 (date of commencement of operations) to June 30, 2008.
(See notes which are an integral part of the Financial Statements)
Huntington Technical Opportunities Fund(1)	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$ 15,201	$ 141,922	$ --	$ 2,849	$ 168,141	$ 4,068	$ --
1,646	79,533	34,652	--	19,733	--	40,510
--	4,433,483	2,768,630	228,709	1,983,531	724,197	1,869,474
32	117,553	63,330	--	5,889	--	18,103
--	--	--	--	--	--	--

16,879	4,772,491	2,866,612	231,558	2,177,294	728,265	1,928,087

8,742	470,466	289,146	30,751	217,651	92,411	209,133
1,574	127,025	78,069	8,303	58,765	24,951	56,465
303	24,465	15,036	1,599	11,318	4,805	10,875
241	21,840	9,541	656	7,835	2,963	8,645
48	4,933	2,804	291	2,115	878	2,025
149	12,216	6,084	767	4,575	2,884	5,088
30	2,991	1,530	199	1,376	695	1,708
4,555	55,270	37,723	15,793	32,544	24,137	26,772
12	3,323	1,984	4,882	3,903	1,964	741
1	9,298	1,845	1,563	2,476	4,134	--
2,901	228,810	141,974	9,973	104,097	42,863	103,825
12	3,323	1,984	4,882	3,903	1,964	741
1	3,099	615	521	825	1,378	--
4,427	13,260	15,832	14,252	15,534	15,078	10,707
83	4,386	4,213	150	3,184	739	2,421
125	4,504	3,380	2,880	3,297	2,860	3,642
--	3,208	1,999	229	1,506	645	1,446
36	1,823	1,099	477	1,829	553	864

23,240	994,240	614,858	98,168	476,733	225,902	445,098

(6,361)	3,778,251	2,251,754	133,390	1,700,561	502,363	1,482,989

(64,019)	939,022	65,787	11,167	183,270	43,580	171,228
592	--	--	--	--	--	--
--	--	--	--	--	--	--

(63,427)	939,022	65,787	11,167	183,270	43,580	171,228

(40,901)	(2,498,063)	(604,550)	(206,519)	(732,061)	(578,353)	(898,929)

(104,328)	(1,559,041)	(538,763)	(195,352)	(548,791)	(534,773)	(727,701)

$ (110,689)	$ 2,219,210	$ 1,712,991	$ (61,962)	$ 1,151,770	$ (32,410)	$ 755,288

Statements of Changes in Net Assets
	Huntington Money Market Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:	(unaudited)
Operations--
Net investment income	$ 12,128,472	$ 42,857,867
Net realized gain (loss) on investments	(311)	(106)

Change in net assets resulting from operations	12,128,161	42,857,761

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(6,688,877)	(22,803,976)
Investment A Shares	(4,700,306)	(18,134,649)
Investment B Shares	(912)	(2,996)
Interfund Shares	(738,377)	(1,916,246)
From net realized gain on investments:
Trust Shares	--	--
Investment A Shares	--	--

Change in net assets resulting from distributions to shareholders	(12,128,472)	(42,857,867)

Change in net assets resulting from capital transactions	(214,348,223)	274,163,687

Change in net assets	(214,348,534)	274,163,581
Net Assets:
Beginning of period	1,221,776,082	947,612,501

End of period	$ 1,007,427,548	$ 1,221,776,082

Accumulated net investment income included in net assets at end of period	$ --	$ --

Capital Transactions:
Trust Shares
Shares sold	$ 504,042,895	$ 1,215,873,615
Dividends reinvested	52,127	139,480
Shares redeemed	(478,802,729)	(1,083,403,989)

Total Trust Shares	25,292,293	132,609,106

Investment A Shares
Shares sold	457,253,460	975,492,415
Dividends reinvested	1,747,691	5,933,534
Shares redeemed	(691,252,747)	(859,609,346)

Total Investment A Shares	(232,251,596)	121,816,603

Investment B Shares
Shares sold	127,239	74,619
Dividends reinvested	888	2,954
Shares redeemed	(167,856)	(83,987)

Total Investment B Shares	(39,729)	(6,414)

Interfund Shares
Shares sold	170,586,423	320,487,982
Dividends reinvested	2	9
Shares redeemed	(177,935,616)	(300,743,599)

Total Interfund Shares	(7,349,191)	19,744,392

Net change resulting from capital transactions	$ (214,348,223)	$ 274,163,687

Share Transactions:
Trust Shares
Shares sold	504,042,549	1,215,873,614
Dividends reinvested	52,127	139,480
Shares redeemed	(478,802,248)	(1,083,403,989)

Total Trust Shares	25,292,428	132,609,105

Investment A Shares
Shares sold	457,253,459	975,492,415
Dividends reinvested	1,747,691	5,933,534
Shares redeemed	(691,252,749)	(859,609,346)

Total Investment A Shares	(232,251,599)	121,816,603

Investment B Shares
Shares sold	127,239	74,619
Dividends reinvested	888	2,954
Shares redeemed	(167,856)	(83,987)

Total Investment B Shares	(39,729)	(6,414)

Interfund Shares
Shares sold	170,586,423	320,487,982
Dividends reinvested	2	9
Shares redeemed	(177,935,616)	(300,743,599)

Total Interfund Shares	(7,349,191)	19,744,392

Net change resulting from share transactions	(214,348,091)	274,163,686

Huntington Ohio Municipal Money Market Fund		Huntington Tax-Free Money Market Fund		Huntington U.S. Treasury Money Market Fund
Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(unaudited)		(unaudited)		(unaudited)

$ 2,712,829	$ 5,745,472	$ 689,689	$ 1,138,470	$ 5,215,803	$ 29,455,323
(5,172)	(10,883)	1,156	(1,434)	(7,394)	42,627

2,707,657	5,734,589	690,845	1,137,036	5,208,409	29,497,950

(1,676,641)	(2,940,974)	(588,470)	(896,175)	(4,638,019)	(25,882,910)
(1,036,188)	(2,804,498)	(101,226)	(242,290)	(606,616)	(3,574,348)
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	(1,832)
--	--	--	--	--	(283)

(2,712,829)	(5,745,472)	(689,696)	(1,138,465)	(5,244,635)	(29,459,373)

(26,807,558)	117,900,018	27,653,554	15,106,744	(140,818,737)	255,872,984

(26,812,730)	117,889,135	27,654,703	15,105,315	(140,854,963)	255,911,561

321,760,007	203,870,872	54,671,369	39,566,054	860,372,374	604,460,813

$ 294,947,277	$ 321,760,007	$ 82,326,072	$ 54,671,369	$ 719,517,411	$ 860,372,374

$ --	$ --	$ --	$ 7	$ --	$ 28,832

$ 149,207,150	$ 361,746,202	$ 119,350,363	$ 131,681,189	$ 658,497,910	$ 2,456,935,503
2,561	5,837	--	--	--	1,453
(177,903,261)	(257,338,484)	(95,413,723)	(108,456,168)	(800,755,812)	(2,236,026,697)

(28,693,550)	104,413,555	23,936,640	23,225,021	(142,257,902)	220,910,259

134,648,319	259,381,528	35,421,161	15,831,101	227,730,733	299,288,131
91,869	179,866	6,678	5,660	236,028	1,479,356
(132,854,196)	(246,074,931)	(31,710,925)	(23,955,038)	(226,527,596)	(265,804,762)

1,885,992	13,486,463	3,716,914	(8,118,277)	1,439,165	34,962,725

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

$ (26,807,558)	$ 117,900,018	$ 27,653,554	$ 15,106,744	$ (140,818,737)	$ 255,872,984

149,207,150	361,746,203	119,350,363	131,681,189	658,497,910	2,456,935,503
2,561	5,837	--	--	--	1,453
(177,903,261)	(257,338,484)	(95,413,723)	(108,456,168)	(800,755,812)	(2,236,026,697)

(28,693,550)	104,413,556	23,936,640	23,225,021	(142,257,902)	220,910,259

134,648,319	259,381,529	35,421,161	15,831,101	227,730,736	299,288,131
91,869	179,866	6,678	5,660	236,028	1,479,356
(132,854,196)	(246,074,931)	(31,710,925)	(23,955,038)	(226,527,596)	(265,804,762)

1,885,992	13,486,464	3,716,914	(8,118,277)	1,439,168	34,962,725

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

--	--	--	--	--	--
--	--	--	--	--	--
--	--	--	--	--	--

--	--	--	--	--	--

(26,807,558)	117,900,020	27,653,554	15,106,744	(140,818,734)	255,872,984

Statements of Changes in Net Assets (Continued)
	Huntington Dividend Capture Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:	(unaudited)
Operations--
Net investment income (loss)	$ 2,514,175	$ 4,541,878
Net realized gain (loss) on investments, options and foreign currency transactions	(3,441,800)	6,787,339
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(8,918,479)	(20,834,192)

Change in net assets resulting from operations	(9,846,104)	(9,504,975)

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(1,905,108)	(3,845,510)
Investment A Shares	(192,631)	(374,681)
Investment B Shares	(259,726)	(477,124)
From net realized gain on investments:
Trust Shares	(1,053,158)	(5,626,922)
Investment A Shares	(108,383)	(601,981)
Investment B Shares	(159,238)	(895,778)

Change in net assets resulting from distributions to shareholders	(3,678,244)	(11,821,996)

Change in net assets resulting from capital transactions	(2,278,072)	(2,153,587)

Change in net assets	(15,802,420)	(23,480,558)
Net Assets:
Beginning of period	119,178,670	142,659,228

End of period	$ 103,376,250	$ 119,178,670

Accumulated net investment income included in net assets at end of period	$ 224,505	$ 67,795

Capital Transactions:
Trust Shares
Shares sold	$ 7,541,325	$ 12,645,210
Dividends reinvested	1,692,064	5,316,837
Shares redeemed	(10,036,404)	(19,619,233)

Total Trust Shares	(803,015)	(1,657,186)

Investment A Shares
Shares sold	580,887	2,543,045
Dividends reinvested	272,380	884,375
Shares redeemed	(1,587,403)	(2,751,019)

Total Investment A Shares	(734,136)	676,401

Investment B Shares
Shares sold	271,328	987,021
Dividends reinvested	389,313	1,276,884
Shares redeemed	(1,401,562)	(3,436,707)

Total Investment B Shares	(740,921)	(1,172,802)

Net change resulting from capital transactions	$ (2,278,072)	$ (2,153,587)

Share Transactions:
Trust Shares
Shares sold	763,801	1,107,700
Dividends reinvested	173,680	497,995
Shares redeemed	(1,042,428)	(1,776,040)

Total Trust Shares	(104,947)	(170,345)

Investment A Shares
Shares sold	58,588	221,646
Dividends reinvested	27,970	83,108
Shares redeemed	(161,161)	(245,129)

Total Investment A Shares	(74,603)	59,625

Investment B Shares
Shares sold	27,487	86,060
Dividends reinvested	40,116	120,484
Shares redeemed	(144,118)	(306,485)

Total Investment B Shares	(76,515)	(99,941)

Net change resulting from share transactions	(256,065)	(210,661)

Huntington Growth Fund		Huntington Income Equity Fund		Huntington International Equity Fund		Huntington Macro 100 Fund
Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$ 176,002	$ 734,131	$ 1,977,007	$ 3,364,811	$ 2,969,195	$ 1,844,209	$ 126,415	$ (12,653)
6,800,817	66,273,408	541,873	28,989,906	13,045,384	23,084,674	(6,422,087)	2,533,580
(23,108,354)	(30,777,785)	(36,038,551)	(28,528,722)	(43,126,146)	24,827,368	1,013,721	(3,712,846)

(16,131,535)	36,229,754	(33,519,671)	3,825,995	(27,111,567)	49,756,251	(5,281,951)	(1,191,919)

(10,795)	(714,986)	(1,800,344)	(3,118,446)	--	(3,169,290)	--	--
(461)	(9,994)	(61,471)	(96,393)	--	(82,744)	--	--
(276)	--	(53,892)	(82,331)	--	(11,669)	--	--

(21,004,051)	(45,738,590)	(631,782)	(25,898,555)	(4,712,804)	(22,713,065)	--	(4,574,886)
(896,783)	(1,854,057)	(23,872)	(948,817)	(159,648)	(738,626)	--	(364,934)
(536,665)	(1,134,589)	(26,496)	(1,082,454)	(50,865)	(242,245)	--	(265,151)

(22,449,031)	(49,452,216)	(2,597,857)	(31,226,996)	(4,923,317)	(26,957,639)	--	(5,204,971)

10,614,595	18,576,840	(2,388,937)	(752,776)	33,769,665	40,693,779	(9,172,926)	(4,840,766)

(27,965,971)	5,354,378	(38,506,465)	(28,153,777)	1,734,781	63,492,391	(14,454,877)	(11,237,656)

243,344,645	237,990,267	171,978,073	200,131,850	338,880,517	275,388,126	36,785,844	48,023,500

$ 215,378,674	$ 243,344,645	$ 133,471,608	$ 171,978,073	$ 340,615,298	$ 338,880,517	$ 22,330,967	$ 36,785,844

$ 176,009	$ 11,539	$ 149,509	$ 88,209	$ 2,969,195	$ --	$ 126,415	$ --

$ 22,717,981	$ 29,066,859	$ 12,076,468	$ 17,158,979	$ 51,285,832	$ 64,139,781	$ 1,552,559	$ 7,252,601
11,124,402	23,045,821	1,228,792	13,971,219	1,893,388	10,732,225	--	2,766,828
(24,162,225)	(34,932,400)	(14,471,498)	(33,029,395)	(20,376,335)	(39,231,007)	(9,718,951)	(14,883,528)

9,680,158	17,180,280	(1,166,238)	(1,899,197)	32,802,885	35,640,999	(8,166,392)	(4,864,099)

778,082	1,391,067	475,963	1,422,839	1,780,881	4,674,374	54,563	760,956
852,669	1,758,864	83,068	1,009,311	149,169	760,357	--	355,119
(921,605)	(2,168,136)	(1,038,688)	(1,288,277)	(1,083,301)	(1,383,896)	(851,184)	(1,239,046)

709,146	981,795	(479,657)	1,143,873	846,749	4,050,835	(796,621)	(122,971)

214,916	315,636	75,138	467,805	410,607	1,060,742	25,946	286,618
531,916	1,122,422	78,599	1,131,959	49,269	246,138	--	257,456
(521,541)	(1,023,293)	(896,779)	(1,597,216)	(339,845)	(304,935)	(235,859)	(397,770)

225,291	414,765	(743,042)	2,548	120,031	1,001,945	(209,913)	146,304

$ 10,614,595	$ 18,576,840	$ (2,388,937)	$ (752,776)	$ 33,769,665	$ 40,693,779	$ (9,172,926)	$ (4,840,766)

706,435	757,415	499,866	546,485	3,619,440	4,380,463	173,149	624,332
360,597	664,116	52,090	523,336	129,862	727,338	--	258,384
(759,084)	(901,655)	(603,107)	(1,053,169)	(1,443,473)	(2,649,953)	(1,105,049)	(1,280,686)

307,948	519,876	(51,151)	16,652	2,305,829	2,457,848	(931,900)	(397,970)

24,579	36,184	19,662	43,955	126,320	318,478	6,204	66,066
28,300	51,798	3,520	37,900	10,316	51,964	--	33,588
(29,560)	(57,021)	(43,360)	(39,976)	(76,969)	(92,750)	(97,347)	(107,166)

23,319	30,961	(20,178)	41,879	59,667	277,692	(91,143)	(7,512)

7,294	8,653	3,148	14,809	29,759	74,016	3,027	24,797
18,866	35,003	3,353	42,950	3,492	17,260	--	24,797
(17,719)	(27,976)	(38,329)	(49,868)	(24,732)	(20,913)	(27,117)	(35,431)

8,441	15,680	(31,828)	7,891	8,519	70,363	(24,090)	14,163

339,708	566,517	(103,157)	66,422	2,374,015	2,805,903	(1,047,133)	(391,319)

Statements of Changes in Net Assets (Continued)
	Huntington Mid Corp America Fund		Huntington New Economy Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:	(unaudited)		(unaudited)
Operations--
Net investment income (loss)	$ (39,429)	$ (150,664)	$ (237,731)	$ 114,811
Net realized gain (loss) on investments, options and foreign currency transactions	4,368,224	15,960,372	5,278,645	21,967,014
Net change in unrealized appreciation/depreciation of investments, optionsand foreign currency transactions	(12,608,806)	(3,173,454)	(18,007,327)	(8,682,316)

Change in net assets resulting from operations	(8,280,011)	12,636,254	(12,966,413)	13,399,509

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	(3,689)	--	(88,760)
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--
From net realized gain on investments:
Trust Shares	(3,730,705)	(12,092,587)	(39,001)	(20,024,012)
Investment A Shares	(130,406)	(417,016)	(3,194)	(1,609,957)
Investment B Shares	(198,637)	(663,861)	(1,722)	(849,476)

Change in net assets resulting from distributions to shareholders	(4,059,748)	(13,177,153)	(43,917)	(22,572,205)

Change in net assets resulting from capital transactions	(1,908,622)	(1,276,221)	(9,432,399)	18,819,906

Change in net assets	(14,248,381)	(1,817,120)	(22,442,729)	9,647,210
Net Assets:
Beginning of period	162,457,469	164,274,589	120,270,737	110,623,527

End of period	$ 148,209,088	$ 162,457,469	$ 97,828,008	$ 120,270,737

Accumulated net investment income (loss) included in net assets at end of period	$ (39,429)	$ --	$ (391,165)	$ (153,434)

Capital Transactions:
Trust Shares
Shares sold	$ 9,784,094	$ 14,916,593	$ 6,944,425	$ 19,444,737
Dividends reinvested	1,420,718	4,505,940	24,772	12,139,367
Shares redeemed	(12,489,689)	(20,650,941)	(15,236,402)	(14,368,310)

Total Trust Shares	(1,284,877)	(1,228,408)	(8,267,205)	17,215,794

Investment A Shares
Shares sold	435,061	1,664,618	620,380	3,822,742
Dividends reinvested	119,824	377,545	3,166	1,591,114
Shares redeemed	(728,628)	(1,746,548)	(1,500,471)	(4,472,209)

Total Investment A Shares	(173,743)	295,615	(876,925)	941,647

Investment B Shares
Shares sold	99,298	657,459	76,438	582,151
Dividends reinvested	192,711	643,094	184	823,686
Shares redeemed	(742,011)	(1,643,981)	(364,891)	(743,372)

Total Investment B Shares	(450,002)	(343,428)	(288,269)	662,465

Net change resulting from capital transactions	$ (1,908,622)	$ (1,276,221)	$ (9,432,399)	$ 18,819,906

Share Transactions:
Trust Shares
Shares sold	625,294	855,934	520,619	1,136,656
Dividends reinvested	87,161	279,811	1,785	847,093
Shares redeemed	(805,132)	(1,171,378)	(1,147,164)	(829,617)

Total Trust Shares	(92,677)	(35,633)	(624,760)	1,154,132

Investment A Shares
Shares sold	28,634	97,171	47,571	230,441
Dividends reinvested	7,503	23,890	233	113,303
Shares redeemed	(47,644)	(101,744)	(114,868)	(268,876)

Total Investment A Shares	(11,507)	19,317	(67,064)	74,868

Investment B Shares
Shares sold	6,845	39,608	6,144	35,246
Dividends reinvested	12,546	42,114	(18)	61,473
Shares redeemed	(50,775)	(98,302)	(29,771)	(45,352)

Total Investment B Shares	(31,384)	(16,580)	(23,645)	51,367

Net change resulting from share transactions	(135,568)	(32,896)	(715,469)	1,280,367

(1) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.
(2) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007 for Investment B Shares.
(3) Reflects operations for the period from May 1, 2008 (date of commencement of operations) to June 30, 2008.
Huntington Real Strategies Fund		Huntington Rotating Markets Fund		Huntington Situs Fund		Huntington Technical Opportunities Fund
Six Months Ended June 30, 2008	Period Ended December 31, 2007(1)	Six Months Ended June 30, 2008	Year Ended December 31, 2007(2)	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008(3)
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$ 245,416	$ 476,471	$ 152,987	$ 589,630	$ (46,360)	$ (153,088)	$ (6,361)
360,179	518,008	4,448,969	3,521,645	4,473,763	12,208,713	(63,427)
3,732,599	2,402,417	(11,730,159)	399,001	(15,635,568)	(1,452,805)	(40,901)

4,338,194	3,396,896	(7,128,203)	4,510,276	(11,208,165)	10,602,820	(110,689)

(13,998)	(454,469)	--	(560,885)	--	--	--
(202)	(6,511)	--	(30,015)	--	--	--
(45)	(1,246)	--	(422)	--	--	--

--	(527,649)	(746,359)	(2,594,182)	(904,071)	(10,586,789)	--
--	(8,301)	(52,538)	(190,912)	(148,593)	(1,512,571)	--
--	(1,844)	(915)	(1,237)	(33,835)	(449,764)	--

(14,245)	(1,000,020)	(799,812)	(3,377,653)	(1,086,499)	(12,549,124)	--

36,923,724	42,983,607	(3,606)	7,666,057	21,490,455	25,850,415	8,346,867

41,247,673	45,380,483	(7,931,621)	8,798,680	9,195,791	23,904,111	8,236,178

45,380,483	--	57,396,954	48,598,274	128,519,900	104,615,789	--

$ 86,628,156	$ 45,380,483	$ 49,465,333	$ 57,396,954	$ 137,715,691	$ 128,519,900	$ 8,236,178

$ 245,416	$ 14,245	$ 152,987	$ --	$ (49,673)	$ (3,313)	$ (6,361)

$ 40,543,343	$ 43,113,412	$ 2,943,920	$ 16,153,977	$ 32,315,663	$ 29,240,142	$ 8,312,301
5,612	420,923	420,148	1,808,461	464,965	5,750,722	--
(4,193,048)	(1,374,571)	(3,223,478)	(10,729,144)	(15,610,827)	(14,299,190)	(4,870)

36,355,907	42,159,764	140,590	7,233,294	17,169,801	20,691,674	8,307,431

476,087	677,632	274,857	4,375,286	6,593,148	12,345,558	38,436
193	14,560	51,142	216,060	146,287	1,478,963	--
(20,110)	(15,437)	(495,233)	(4,200,021)	(2,355,661)	(9,582,813)	--

456,170	676,755	(169,234)	391,325	4,383,774	4,241,708	38,436

117,822	144,022	32,415	39,779	290,250	987,622	1,000
44	3,090	915	1,659	32,081	432,590	--
(6,219)	(24)	(8,292)	--	(385,451)	(503,179)	--

111,647	147,088	25,038	41,438	(63,120)	917,033	1,000

$ 36,923,724	$ 42,983,607	$ (3,606)	$ 7,666,057	$ 21,490,455	$ 25,850,415	$ 8,346,867

3,711,257	4,218,280	232,877	1,122,533	1,724,062	1,340,350	824,215
485	39,753	33,240	134,108	23,893	290,569	--
(383,141)	(130,070)	(260,623)	(731,962)	(839,355)	(644,422)	(493)

3,328,601	4,127,963	5,494	524,679	908,600	986,497	823,722

44,004	65,682	22,602	314,425	351,617	582,536	3,785
17	1,378	4,078	16,183	7,643	75,853	--
(1,920)	(1,513)	(40,216)	(296,324)	(130,748)	(450,351)	--

42,101	65,547	(13,536)	34,284	228,512	208,038	3,785

10,994	13,794	2,584	2,831	16,512	47,021	100
4	294	74	125	1,735	22,893	--
(582)	(2)	(681)	--	(21,851)	(23,714)	--

10,416	14,086	1,977	2,956	(3,604)	46,200	100

3,381,118	4,207,596	(6,065)	561,919	1,133,508	1,240,735	827,607

Statements of Changes in Net Assets (Continued)
	Huntington Fixed Income Securities Fund		Huntington Intermediate Government Income Fund
	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) in Net Assets:	(unaudited)		(unaudited)
Operations--
Net investment income	$ 3,778,251	$ 7,526,620	$ 2,251,754	$ 4,476,019
Net realized gain (loss) on investments	939,022	(216,381)	65,787	130,303
Net change in unrealized appreciation/depreciation of investments	(2,498,063)	3,669,032	(604,550)	2,806,758

Change in net assets resulting from operations	2,219,210	10,979,271	1,712,991	7,413,080

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(3,690,068)	(7,374,203)	(2,223,376)	(4,421,015)
Investment A Shares	(50,275)	(69,321)	(29,189)	(60,276)
Investment B Shares	(40,810)	(86,379)	(7,774)	(13,182)
From net realized gain on investments:
Trust Shares	--	(32,535)	--	--
Investment A Shares	--	(300)	--	--
Investment B Shares	--	(481)	--	--

Change in net assets resulting from distributions to shareholders	(3,781,153)	(7,563,219)	(2,260,339)	(4,494,473)

Change in net assets resulting from capital transactions	2,915,498	7,039,862	276,391	3,912,434

Change in net assets	1,353,555	10,455,914	(270,957)	6,831,041
Net Assets:
Beginning of period	188,270,525	177,814,611	117,159,389	110,328,348

End of period	$ 189,624,080	$ 188,270,525	$ 116,888,432	$ 117,159,389

Accumulated net investment income (loss) included in net assets at end of period	$ (3,078)	$ (176)	$ (16,031)	$ (7,446)

Capital Transactions:
Trust Shares
Shares sold	$ 21,905,675	$ 32,731,520	$ 12,235,074	$ 131,406,962
Dividends reinvested	1,762,878	3,372,289	1,100,000	1,951,639
Shares redeemed	(20,754,828)	(29,465,910)	(13,136,043)	(129,387,166)

Total Trust Shares	2,913,725	6,637,899	199,031	3,971,435

Investment A Shares
Shares sold	341,461	1,289,893	227,918	303,551
Dividends reinvested	36,496	60,624	26,719	54,934
Shares redeemed	(481,808)	(497,041)	(271,668)	(406,721)

Total Investment A Shares	(103,851)	853,476	(17,031)	(48,236)

Investment B Shares
Shares sold	283,502	132,524	130,444	29,747
Dividends reinvested	34,204	73,128	7,750	13,148
Shares redeemed	(212,082)	(657,165)	(43,803)	(53,660)

Total Investment B Shares	105,624	(451,513)	94,391	(10,765)

Net change resulting from capital transactions	$ 2,915,498	$ 7,039,862	$ 276,391	$ 3,912,434

Share Transactions:
Trust Shares
Shares sold	1,027,229	1,574,395	1,161,530	12,872,926
Dividends reinvested	82,595	162,002	104,006	189,588
Shares redeemed	(968,209)	(1,418,925)	(1,240,281)	(12,655,600)

Total Trust Shares	141,615	317,472	25,255	406,914

Investment A Shares
Shares sold	15,971	61,450	21,505	29,569
Dividends reinvested	1,711	2,911	2,527	5,339
Shares redeemed	(22,746)	(23,947)	(25,616)	(39,542)

Total Investment A Shares	(5,064)	40,414	(1,584)	(4,634)

Investment B Shares
Shares sold	13,253	6,337	12,263	2,866
Dividends reinvested	1,605	3,518	732	1,278
Shares redeemed	(9,944)	(31,735)	(4,170)	(5,214)

Total Investment B Shares	4,914	(21,880)	8,825	(1,070)

Net change resulting from share transactions	141,465	336,006	32,496	401,210

(See notes which are an integral part of the Financial Statements)
Huntington Michigan Tax-Free Fund		Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007	Six Months Ended June 30, 2008	Year Ended December 31, 2007
(unaudited)		(unaudited)		(unaudited)		(unaudited)

$ 133,390	$ 509,606	$ 1,700,561	$ 3,300,669	$ 502,363	$ 1,058,126	$ 1,482,989	$ 3,233,848
11,167	79,378	183,270	509,910	43,580	14,083	171,228	(225,695)
(206,519)	(146,173)	(732,061)	(921,771)	(578,353)	109,741	(898,929)	1,159,039

(61,962)	442,811	1,151,770	2,888,808	(32,410)	1,181,950	755,288	4,167,192

(90,568)	(415,088)	(1,391,967)	(3,425,524)	(471,588)	(995,116)	(1,473,249)	(3,212,172)
(39,571)	(98,923)	(47,819)	(84,574)	(19,678)	(38,995)	(9,773)	(21,505)
(3,251)	(9,104)	(8,322)	(22,171)	(11,067)	(24,015)	--	--

--	--	(68,557)	(238,552)	--	(13,290)	--	--
--	--	(2,479)	(8,960)	--	(649)	--	--
--	--	(536)	(1,916)	--	(430)	--	--

(133,390)	(523,115)	(1,519,680)	(3,781,697)	(502,333)	(1,072,495)	(1,483,022)	(3,233,677)

(1,308,421)	(9,144,968)	(120,246)	131,987	(1,166)	(6,519,074)	128,839	(13,898,852)

(1,503,773)	(9,225,272)	(488,156)	(760,902)	(535,909)	(6,409,619)	(598,895)	(12,965,337)

12,810,233	22,035,505	87,590,154	88,351,056	36,932,179	43,341,798	83,214,430	96,179,767

$ 11,306,460	$ 12,810,233	$ 87,101,998	$ 87,590,154	$ 36,396,270	$ 36,932,179	$ 82,615,535	$ 83,214,430

$ --	$ --	$ 252,453	$ --	$ 1	$ (29)	$ (920)	$ (887)

$ 119,049	$ 1,503,294	$ 2,800,015	$ 7,572,024	$ 2,701,860	$ 3,611,413	$ 7,706,318	$ 4,109,990
16,319	38,480	741,260	1,814,279	32,805	64,745	655,427	1,365,302
(628,086)	(10,499,684)	(3,668,054)	(10,805,616)	(2,440,588)	(9,995,615)	(8,402,517)	(19,184,871)

(492,718)	(8,957,910)	(126,779)	(1,419,313)	294,077	(6,319,457)	(40,772)	(13,709,579)

126,657	359,441	212,149	1,989,658	26,779	203,068	257,187	208,061
35,132	84,925	38,912	77,671	18,459	34,280	8,834	19,183
(898,660)	(594,939)	(225,190)	(522,157)	(351,975)	(224,018)	(96,410)	(416,517)

(736,871)	(150,573)	25,871	1,545,172	(306,737)	13,330	169,611	(189,273)

255	59,545	31,259	100,683	130,939	380	--	--
3,205	9,101	8,740	23,085	9,477	22,251	--	--
(82,292)	(105,131)	(59,337)	(117,640)	(128,922)	(235,578)	--	--

(78,832)	(36,485)	(19,338)	6,128	11,494	(212,947)	--	--

$ (1,308,421)	$ (9,144,968)	$ (120,246)	$ 131,987	$ (1,166)	$ (6,519,074)	$ 128,839	$ (13,898,852)

11,376	142,916	310,695	840,727	128,914	173,755	395,069	212,965
1,558	3,670	82,445	202,276	1,574	3,117	33,563	70,613
(59,988)	(1,000,655)	(405,553)	(1,201,716)	(116,638)	(482,068)	(432,678)	(993,096)

(47,054)	(854,069)	(12,413)	(158,713)	13,850	(305,196)	(4,046)	(709,518)

12,035	34,160	23,679	232,749	1,289	9,773	13,161	10,801
3,354	8,098	4,304	8,621	887	1,650	453	993
(85,487)	(56,660)	(24,764)	(71,562)	(16,716)	(10,807)	(4,927)	(21,560)

(70,098)	(14,402)	3,219	169,808	(14,540)	616	8,687	(9,766)

24	5,686	3,465	11,137	6,244	14	--	--
307	868	970	2,570	454	1,072	--	--
(7,884)	(10,048)	(6,578)	(13,117)	(6,119)	(11,340)	--	--

(7,553)	(3,494)	(2,143)	590	579	(10,254)	--	--

(124,705)	(871,965)	(11,337)	11,685	(111)	(314,834)	4,641	(719,284)

Financial Highlights
Money Market Funds
(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income	Net realized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions

HUNTINGTON MONEY MARKET FUND
Trust Shares
2003	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)
Investment A Shares
2003	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)
Investment B Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2007	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)
Interfund Shares
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2004	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2005	$ 1.00	0.03	--	0.03	(0.03)	(0.03)
2006	$ 1.00	0.04	--(1)	0.04	(0.04)	(0.04)
2007	$ 1.00	0.05	--(1)	0.05	(0.05)	(0.05)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2003	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$ 1.00	0.02	--	0.02	(0.02)	(0.02)
2006	$ 1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2007	$ 1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)
Investment A Shares
2003	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2004	$ 1.00	--(1)	--	--(1)	--(1)	--(1)
2005	$ 1.00	0.01	--	0.01	(0.01)	(0.01)
2006	$ 1.00	0.02	--(1)	0.02	(0.02)	(0.02)
2007	$ 1.00	0.03	--(1)	0.03	(0.03)	(0.03)
2008(2)	$ 1.00	0.01	--(1)	0.01	(0.01)	(0.01)

(1) Amount is less than $0.005.
(2) Six months ended June 30, 2008 (Unaudited).
(3) Not annualized.
(4) Computed on an annualized basis.
		Ratios to average net assets

Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$ 366,116
$ 1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$ 440,112
$ 1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$ 537,134
$ 1.00	4.20%	0.82%	4.12%	0.82%	4.12%	$ 500,167
$ 1.00	4.37%	0.79%	4.27%	0.79%	4.27%	$ 632,776
$1.00	1.01%(3)	0.77%(4)	2.02%(4)	0.77%(4)	2.02%(4)	$658,068

$1.00	0.24%	0.91%	0.24%	1.08%	0.07%	$ 244,477
$ 1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$ 217,570
$ 1.00	2.13%	1.06%	2.11%	1.07%	2.10%	$ 219,767
$ 1.00	3.94%	1.07%	3.92%	1.07%	3.92%	$ 406,510
$ 1.00	4.11%	1.04%	4.02%	1.04%	4.02%	$ 528,326
$1.00	0.89%(3)	1.02%(4)	1.81%(4)	1.02%(4)	1.81%(4)	$296,074

$1.00	0.52%	0.63%	0.54%	0.67%	0.50%	$ 64
$ 1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$ 54
$ 1.00	2.38%	0.81%	2.39%	1.56%	1.64%	$ 58
$ 1.00	3.43%	1.57%	3.43%	1.57%	3.43%	$ 133
$ 1.00	3.60%	1.53%	3.49%	1.53%	3.49%	$ 127
$ 1.00	0.64%(3)	1.52%(4)	1.48%(4)	1.52%(4)	1.48%(4)	$ 87

$1.00	0.57%	0.58%	0.56%	0.58%	0.56%	$ 26,196
$ 1.00	0.78%	0.58%	0.82%	0.58%	0.82%	$ 30,004
$ 1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$ 35,266
$ 1.00	4.46%	0.57%	4.36%	0.57%	4.36%	$ 40,803
$ 1.00	4.63%	0.54%	4.51%	0.54%	4.51%	$ 60,548
$1.00	1.14%(3)	0.52%(4)	2.28%(4)	0.52%(4)	2.28%(4)	$ 53,198

$1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$ 67,509
$ 1.00	0.40%	0.86%	0.37%	0.86%	0.37%	$ 71,891
$ 1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$ 84,799
$ 1.00	2.60%	0.85%	2.58%	0.85%	2.58%	$ 95,205
$ 1.00	2.83%	0.82%	2.78%	0.82%	2.78%	$ 199,613
$1.00	0.95%(3)	0.82%(4)	1.90%(4)	0.82%(4)	1.90%(4)	$ 170,918

$ 1.00	0.24%	0.90%	0.24%	1.11%	0.03%	$ 101,383
$ 1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$ 105,247
$ 1.00	1.35%	1.08%	1.33%	1.10%	1.31%	$ 96,600
$ 1.00	2.35%	1.10%	2.33%	1.10%	2.33%	$ 108,666
$1.00	2.57%	1.07%	2.54%	1.07%	2.54%	$ 122,147
$1.00	0.82%(3)	1.07%(4)	1.65%(4)	1.07%(4)	1.65%(4)	$124,029

Financial Highlights
Money Market Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment income	Total distributions

HUNTINGTON TAX-FREE MONEY MARKET FUND(1)
Trust Shares
2003	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2004	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2005	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2006	$ 1.00	0.02	--(2)	0.02	(0.02)	--	(0.02)
2007	$ 1.00	0.03	--(2)	0.03	(0.03)	--	(0.03)
2008(3)	$ 1.00	0.01	--(2)	0.01	(0.01)	--	(0.01)
Investment A Shares
2003	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2004	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2005	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2006	$ 1.00	0.02	--(2)	0.02	(0.02)	--	(0.02)
2007	$ 1.00	0.02	--(2)	0.02	(0.02)	--	(0.02)
2008(3)	$ 1.00	0.01	--(2)	0.01	(0.01)	--	(0.01)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2003	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2004	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2005	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2006	$ 1.00	0.04	--(2)	0.04	(0.04)	--	(0.04)
2007	$ 1.00	0.04	--(2)	0.04	(0.04)	--(2)	(0.04)
2008(3)	$ 1.00	0.01	--(2)	0.01	(0.01)	--	(0.01)
Investment A Shares
2003	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2004	$ 1.00	--(2)	--	--(2)	--(2)	--	--(2)
2005	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2006	$ 1.00	0.04	--(2)	0.04	(0.04)	--	(0.04)
2007	$ 1.00	0.04	--(2)	0.04	(0.04)	--(2)	(0.04)
2008(3)	$ 1.00	0.01	--(2)	0.01	(0.01)	--	(0.01)

(1) On August 15, 2007, the Huntington Florida Tax-Free Money Fund changed its name to the Huntington Tax-Free Money Market Fund in connection with changes to its investment strategies and policies from a Florida state specific money market fund to a national money market fund. Some of the performance information disclosed herein for prior years is based on performance associated with the previous name and strategy.
(2) Amount is less than $0.005.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Not annualized.
(5) Computed on an annualized basis.
		Ratios to average net assets

Net Asset Value, end of period	Total return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)

$ 1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$ 19,539
$ 1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$ 19,247
$ 1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$ 22,388
$ 1.00	2.48%	0.93%	2.46%	0.93%	2.46%	$ 25,361
$ 1.00	2.76%	0.88%	2.69%	0.88%	2.69%	$ 48,585
$ 1.00	0.98%(4)	0.85%(5)	1.88%(5)	0.85%(5)	1.88%(5)	$ 72,523

$ 1.00	0.24%	0.85%	0.24%	1.22%	(0.13)%	$ 7,584
$ 1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$ 7,279
$ 1.00	1.21%	1.17%	1.17%	1.21%	1.13%	$ 11,916
$ 1.00	2.23%	1.18%	2.22%	1.18%	2.22%	$ 14,205
$ 1.00	2.51%	1.15%	2.48%	1.15%	2.48%	$ 6,086
$ 1.00	0.85%(4)	1.11%(5)	1.64%(5)	1.11%(5)	1.64%(5)	$ 9,803

$ 1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$ 542,771
$ 1.00	0.51%	0.74%	0.49%	0.74%	0.49%	$ 402,817
$ 1.00	2.31%	0.74%	2.32%	0.74%	2.32%	$ 499,718
$ 1.00	4.12%	0.74%	4.06%	0.74%	4.06%	$ 536,387
$ 1.00	4.01%	0.72%	3.89%	0.72%	3.89%	$ 757,331
$ 1.00	0.69%(4)	0.71%(5)	1.39%(5)	0.71%(5)	1.39%(5)	$ 615,043

$ 1.00	0.25%	0.84%	0.25%	1.00%	0.09%	$ 36,443
$ 1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$ 51,046
$ 1.00	2.05%	0.99%	2.09%	0.99%	2.09%	$ 85,671
$ 1.00	3.86%	0.99%	3.80%	0.99%	3.80%	$ 68,073
$ 1.00	3.75%	0.97%	3.61%	0.97%	3.61%	$ 103,041
$ 1.00	0.56%(4)	0.96%(5)	1.10%(5)	0.96%(5)	1.10%(5)	$ 104,475

Financial Highlights
Equity Funds
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2003	$ 9.62	0.45	1.49	1.94	(0.45)	--	(0.45)
2004	$ 11.11	0.48	0.98	1.46	(0.47)	(0.51)	(0.98)
2005	$ 11.59	0.46	(0.11)	0.35	(0.47)	(0.61)	(1.08)
2006	$ 10.86	0.39	1.32	1.71	(0.39)	(0.54)	(0.93)
2007	$ 11.64	0.38	(1.15)	(0.77)	(0.39)	(0.59)	(0.98)
2008(3)	$ 9.89	0.19	(1.00)	(0.81)	(0.20)	(0.11)	(0.31)
Investment A Shares
2003	$ 9.61	0.39	1.54	1.93	(0.43)	--	(0.43)
2004	$ 11.11	0.48	0.94	1.42	(0.43)	(0.51)	(0.94)
2005	$ 11.59	0.42	(0.10)	0.32	(0.44)	(0.61)	(1.05)
2006	$ 10.86	0.36	1.32	1.68	(0.36)	(0.54)	(0.90)
2007	$ 11.63	0.35	(1.14)	(0.79)	(0.36)	(0.59)	(0.95)
2008(3)	$ 9.89	0.18	(1.01)	(0.83)	(0.19)	(0.11)	(0.30)
Investment B Shares
2003	$ 9.61	0.37	1.50	1.87	(0.38)	--	(0.38)
2004	$ 11.10	0.39	0.97	1.36	(0.38)	(0.51)	(0.89)
2005	$ 11.57	0.37	(0.12)	0.25	(0.38)	(0.61)	(0.99)
2006	$ 10.83	0.30	1.32	1.62	(0.30)	(0.54)	(0.84)
2007	$ 11.61	0.30	(1.15)	(0.85)	(0.31)	(0.59)	(0.90)
2008(3)	$ 9.89	0.15	(1.02)	(0.87)	(0.18)	(0.11)	(0.29)
HUNTINGTON GROWTH FUND
Trust Shares
2003	$ 32.72	0.03	6.23	6.26	(0.02)	--	(0.02)
2004	$ 38.96	0.10	2.88	2.98	(0.09)	(0.72)	(0.81)
2005	$ 41.13	0.04	0.64	0.68	(0.03)	(2.26)	(2.29)
2006	$ 39.52	0.09	3.10	3.19	(0.08)	(5.39)	(5.47)
2007	$ 37.24	0.12	5.57	5.69	(0.11)	(7.81)	(7.92)
2008(3)	$ 35.01	0.03	(2.29)	(2.26)	--(7)	(3.19)	(3.19)
Investment A Shares
2003	$ 32.46	(0.05)	6.17	6.12	--	--	--
2004	$ 38.58	(0.02)	2.86	2.84	--	(0.72)	(0.72)
2005	$ 40.70	(0.07)	0.64	0.57	--	(2.26)	(2.26)
2006	$ 39.01	(0.01)	3.05	3.04	--	(5.39)	(5.39)
2007	$ 36.66	0.03	5.47	5.50	(0.04)	(7.81)	(7.85)
2008(3)	$ 34.31	(0.01)	(2.24)	(2.25)	--(7)	(3.19)	(3.19)
Investment B Shares
2003	$ 31.96	(0.19)	6.02	5.83	--	--	--
2004	$ 37.79	(0.19)	2.78	2.59	--	(0.72)	(0.72)
2005	$ 39.66	(0.26)	0.62	0.36	--	(2.26)	(2.26)
2006	$ 37.76	(0.19)	2.94	2.75	--	(5.39)	(5.39)
2007	$ 35.12	(0.13)	5.18	5.05	--	(7.81)	(7.81)
2008(3)	$ 32.36	(0.08)	(2.11)	(2.19)	--(7)	(3.19)	(3.19)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Not annualized.
(5) Computed on an annualized basis.
(6) The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(7) Amount is less than $0.005.
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 11.11	20.75%	1.41%	4.54%	1.41%	4.54%	$ 47,464	108%
$ 11.59	13.52%	1.36%	4.34%	1.36%	4.34%	$ 80,182	101%
$ 10.86	3.10%	1.31%	4.07%	1.32%	4.06%	$ 92,819	131%
$ 11.64	16.03%	1.31%	3.44%	1.31%	3.44%	$ 112,404	98%
$ 9.89	(6.91)%	1.30%	3.35%	1.30%	3.35%	$ 93,862	87%
$ 8.77	(8.45)%(4)	1.30%(5)	4.42%(5)	1.30%(5)	4.42%(5)	$ 82,280	29%

$ 11.11	20.62%	1.65%	4.24%	1.65%	4.24%	$ 12,408	108%
$ 11.59	13.20%	1.62%	3.84%	1.62%	3.84%	$ 7,793	101%
$ 10.86	2.85%	1.56%	3.82%	1.58%	3.80%	$ 10,177	131%
$ 11.63	15.74%	1.56%	3.18%	1.56%	3.18%	$ 11,502	98%
$ 9.89	(7.14)%	1.55%	3.11%	1.55%	3.11%	$ 10,366	87%
$ 8.76	(8.63)%(4)	1.55%(5)	4.14%(5)	1.55%(5)	4.14%(5)	$ 8,531	29%

$ 11.10	19.90%	2.16%	3.78%	2.16%	3.78%	$ 12,374	108%
$ 11.57	12.61%	2.11%	3.53%	2.11%	3.53%	$ 16,554	101%
$ 10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$ 17,728	131%
$ 11.61	15.21%	2.06%	2.66%	2.06%	2.66%	$ 18,753	98%
$ 9.89	(7.62)%	2.05%	2.58%	2.05%	2.58%	$ 14,950	87%
$ 8.73	(8.80)%(4)	2.05%(5)	3.65%(5)	2.05%(5)	3.65%(5)	$ 12,565	29%

$ 38.96	19.15%	1.17%	0.09%	1.17%	0.09%	$ 241,401	8%
$ 41.13	7.65%	1.16%	0.23%	1.16%	0.23%	$ 252,371	12%
$ 39.52	1.51%	1.14%	0.09%	1.15%	0.08%	$ 235,916	20%
$ 37.24	8.36%	1.15%	0.22%	1.15%	0.22%	$ 223,155	31%
$ 35.01	15.93%	1.13%	0.32%	1.13%	0.32%	$ 227,972	86%(6)
$ 29.56	(6.82)%(4)	1.13%(5)	0.18%(5)	1.13%(5)	0.18%(5)	$ 201,586	37%

$ 38.58	18.85%	1.42%	(0.16)%	1.42%	(0.16)%	$ 11,754	8%
$ 40.70	7.36%	1.41%	(0.04)%	1.41%	(0.04)%	$ 11,317	12%
$ 39.01	1.26%	1.39%	(0.17)%	1.40%	(0.18)%	$ 10,598	20%
$ 36.66	8.11%	1.40%	(0.03)%	1.40%	(0.03)%	$ 9,209	31%
$ 34.31	15.62%	1.38%	0.07%	1.38%	0.07%	$ 9,680	86%(6)
$ 28.87	(6.94)%(4)	1.38%(5)	(0.07)%(5)	1.38%(5)	(0.07)%(5)	$ 8,819	37%

$ 37.79	18.24%	1.92%	(0.65)%	1.92%	(0.65)%	$ 5,220	8%
$ 39.66	6.85%	1.91%	(0.51)%	1.91%	(0.51)%	$ 6,331	12%
$ 37.76	0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$ 6,073	20%
$ 35.12	7.56%	1.90%	(0.53)%	1.90%	(0.53)%	$ 5,626	31%
$ 32.36	15.06%	1.88%	(0.43)%	1.88%	(0.43)%	$ 5,692	86%(6)
$ 26.98	(7.17)%(4)	1.88%(5)	(0.57)%(5)	1.88%(5)	(0.57)%(5)	$ 4,974	37%

Financial Highlights
Equity Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON INCOME EQUITY FUND
Trust Shares
2003	$ 28.93	0.96	4.95	5.91	(0.99)	(1.27)	(2.26)
2004	$ 32.58	0.59	3.37	3.96	(0.59)	(2.67)	(3.26)
2005	$ 33.28	0.65	0.36	1.01	(0.65)	(2.38)	(3.03)
2006	$ 31.26	0.57	2.94	3.51	(0.57)	(3.09)	(3.66)
2007	$ 31.11	0.55	--(3)	0.55	(0.54)	(4.66)	(5.20)
2008(4)	$ 26.46	0.31	(5.49)	(5.18)	(0.30)	(0.11)	(0.41)
Investment A Shares
2003	$ 28.95	0.89	4.94	5.83	(0.92)	(1.27)	(2.19)
2004	$ 32.59	0.50	3.38	3.88	(0.51)	(2.67)	(3.18)
2005	$ 33.29	0.56	0.37	0.93	(0.57)	(2.38)	(2.95)
2006	$ 31.27	0.49	2.93	3.42	(0.49)	(3.09)	(3.58)
2007	$ 31.11	0.46	0.01	0.47	(0.46)	(4.66)	(5.12)
2008(4)	$ 26.46	0.29	(5.50)	(5.21)	(0.27)	(0.11)	(0.38)
Investment B Shares
2003	$ 28.88	0.74	4.93	5.67	(0.79)	(1.27)	(2.06)
2004	$ 32.49	0.34	3.37	3.71	(0.35)	(2.67)	(3.02)
2005	$ 33.18	0.40	0.36	0.76	(0.41)	(2.38)	(2.79)
2006	$ 31.15	0.33	2.93	3.26	(0.34)	(3.09)	(3.43)
2007	$ 30.98	0.31	(0.01)	0.30	(0.33)	(4.66)	(4.99)
2008(4)	$ 26.29	0.22	(5.46)	(5.24)	(0.21)	(0.11)	(0.32)
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2003	$ 6.66	0.06	2.26	2.32	(0.05)	--	(0.05)
2004	$ 8.93	0.04	1.75	1.79	(0.05)	--	(0.05)
2005	$ 10.67	0.06	1.49	1.55	(0.08)	(0.35)	(0.43)
2006	$ 11.79	0.09	3.10	3.19	(0.08)	(0.97)	(1.05)
2007	$ 13.93	0.13	2.20	2.33	(0.15)	(1.10)	(1.25)
2008(4)	$ 15.01	0.12	(1.28)	(1.16)	--	(0.20)	(0.20)
Investment A Shares
2003	$ 6.63	0.04	2.24	2.28	(0.02)	--	(0.02)
2004	$ 8.89	--(3)	1.76	1.76	(0.01)	--	(0.01)
2005	$ 10.64	0.03	1.49	1.52	(0.07)	(0.35)	(0.42)
2006	$ 11.74	0.03	3.10	3.13	(0.06)	(0.97)	(1.03)
2007	$ 13.84	0.08	2.19	2.27	(0.11)	(1.10)	(1.21)
2008(4)	$ 14.90	0.10	(1.26)	(1.16)	--	(0.20)	(0.20)
Investment B Shares
2003	$ 6.58	--(3)	2.22	2.22	(0.01)	--	(0.01)
2004	$ 8.79	(0.02)	1.70	1.68	--	--	--
2005	$ 10.47	--(3)	1.44	1.44	(0.01)	(0.35)	(0.36)
2006	$ 11.55	(0.01)	3.01	3.00	(0.01)	(0.97)	(0.98)
2007	$ 13.57	0.03	2.13	2.16	(0.05)	(1.10)	(1.15)
2008(4)	$ 14.58	0.07	(1.24)	(1.17)	--	(0.20)	(0.20)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Amount is less than $0.005.
(4) Six months ended June 30, 2008 (Unaudited).
(5) Not annualized.
(6) Computed on an annualized basis.
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 32.58	21.00%	1.17%	3.20%	1.17%	3.20%	$ 201,272	85%
$ 33.28	13.16%	1.17%	1.83%	1.17%	1.83%	$ 205,577	35%
$ 31.26	3.04%	1.15%	1.98%	1.15%	1.98%	$ 193,906	33%
$ 31.11	11.36%	1.15%	1.79%	1.15%	1.79%	$ 185,816	43%
$ 26.46	1.90%	1.14%	1.72%	1.14%	1.72%	$ 158,501	90%
$ 20.87	(19.76)%(5)	1.14%(6)	2.60%(6)	1.14%(6)	2.60%(6)	$ 123,926	53%

$ 32.59	20.69%	1.42%	2.85%	1.42%	2.85%	$ 3,684	85%
$ 33.29	12.88%	1.42%	1.59%	1.42%	1.59%	$ 5,226	35%
$ 31.27	2.80%	1.40%	1.72%	1.40%	1.72%	$ 6,197	33%
$ 31.11	11.05%	1.40%	1.53%	1.40%	1.53%	$ 6,139	43%
$ 26.46	1.65%	1.39%	1.48%	1.39%	1.48%	$ 6,330	90%
$ 20.87	(19.86)%(5)	1.39%(6)	2.34%(6)	1.39%(6)	2.34%(6)	$ 4,571	53%

$ 32.49	20.08%	1.92%	2.38%	1.92%	2.38%	$ 6,534	85%
$ 33.18	12.33%	1.82%	1.00%	1.82%	1.00%	$ 8,257	35%
$ 31.15	2.28%	1.90%	1.22%	1.90%	1.22%	$ 8,447	33%
$ 30.98	10.52%	1.90%	1.04%	1.90%	1.04%	$ 8,176	43%
$ 26.29	1.11%	1.89%	0.97%	1.89%	0.97%	$ 7,146	90%
$ 20.73	(20.07)%(5)	1.89%(6)	1.84%(6)	1.89%(6)	1.84%(6)	$ 4,975	53%

$ 8.93	34.83%	1.66%	0.87%	1.66%	0.87%	$ 86,795	48%
$ 10.67	20.06%	1.60%	0.51%	1.60%	0.51%	$ 135,845	31%
$ 11.79	14.48%	1.58%	0.69%	1.58%	0.72%	$ 190,087	21%
$ 13.93	27.04%	1.57%	0.73%	1.57%	0.73%	$ 266,509	26%
$ 15.01	17.06%	1.54%	0.92%	1.54%	0.92%	$ 324,158	25%
$ 13.65	(7.80)%(5)	1.54%(6)	1.79%(6)	1.54%(6)	1.79%(6)	$ 326,332	7%

$ 8.89	34.43%	1.90%	0.55%	1.90%	0.55%	$ 505	48%
$ 10.64	19.84%	1.85%	0.02%	1.85%	0.02%	$ 808	31%
$ 11.74	14.22%	1.81%	0.39%	1.81%	0.42%	$ 2,463	21%
$ 13.84	26.79%	1.83%	0.40%	1.83%	0.40%	$ 6,509	26%
$ 14.90	16.76%	1.79%	0.71%	1.79%	0.71%	$ 11,151	25%
$ 13.54	(7.86)%(5)	1.79%(6)	1.52%(6)	1.79%(6)	1.52%(6)	$ 10,936	7%

$ 8.79	33.77%	2.41%	0.02%	2.41%	0.02%	$ 405	48%
$ 10.47	19.11%	2.35%	(0.23)%	2.35%	(0.23)%	$ 655	31%
$ 11.55	13.73%	2.33%	(0.04)%	2.33%	(0.04)%	$ 1,201	21%
$ 13.57	26.09%	2.33%	(0.06)%	2.33%	(0.06)%	$ 2,370	26%
$ 14.58	16.24%	2.29%	0.20%	2.29%	0.20%	$ 3,572	25%
$ 13.21	(8.10)%(5)	2.29%(6)	0.97%(6)	2.29%(6)	0.97%(6)	$ 3,348	7%

Financial Highlights
Equity Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MACRO 100 FUND
Trust Shares
2004(3)	$ 10.00	0.02	1.21	1.23	(0.03)	--	(0.03)
2005	$ 11.20	(0.03)	0.57	0.54	--	(0.43)	(0.43)
2006	$ 11.31	--(6)	0.77	0.77	--	(0.24)	(0.24)
2007	$ 11.84	--(6)	(0.33)	(0.33)	--	(1.46)	(1.46)
2008(8)	$ 10.05	0.04	(1.55)	(1.51)	--	--	--
Investment A Shares
2004(3)	$ 10.00	0.01	1.19	1.20	(0.02)	--	(0.02)
2005	$ 11.18	(0.04)	0.55	0.51	--	(0.43)	(0.43)
2006	$ 11.26	(0.02)	0.76	0.74	--	(0.24)	(0.24)
2007	$ 11.76	(0.03)	(0.33)	(0.36)	--	(1.46)	(1.46)
2008(8)	$ 9.94	0.03	(1.53)	(1.50)	--	--	--
Investment B Shares
2004(3)	$ 10.00	(0.01)	1.18	1.17	--	--	--
2005	$ 11.17	(0.09)	0.55	0.46	--	(0.43)	(0.43)
2006	$ 11.20	(0.08)	0.75	0.67	--	(0.24)	(0.24)
2007	$ 11.63	(0.08)	(0.33)	(0.41)	--	(1.46)	(1.46)
2008(8)	$ 9.76	0.01	(1.50)	(1.49)	--	--	--
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2003	$ 9.03	(0.01)	2.84	2.83	--	--	--
2004	$ 11.86	(0.03)	2.09	2.06	--	(0.02)	(0.02)
2005	$ 13.90	0.02	1.56	1.58	(0.01)	--	(0.01)
2006	$ 15.47	0.02	1.24	1.26	(0.01)	(0.29)	(0.30)
2007	$ 16.43	(0.01)	1.26	1.25	--(6)	(1.37)	(1.37)
2008(8)	$ 16.31	--	(0.81)	(0.81)	--	(0.41)	(0.41)
Investment A Shares
2003	$ 8.98	(0.02)	2.81	2.79	--	--	--
2004	$ 11.77	(0.06)	2.06	2.00	--	(0.02)	(0.02)
2005	$ 13.75	(0.02)	1.54	1.52	--	--	--
2006	$ 15.27	(0.03)	1.23	1.20	--	(0.29)	(0.29)
2007	$ 16.18	(0.05)	1.24	1.19	--	(1.37)	(1.37)
2008(8)	$ 16.00	(0.02)	(0.79)	(0.81)	--	(0.41)	(0.41)
Investment B Shares
2003	$ 8.91	(0.07)	2.78	2.71	--	--	--
2004	$ 11.62	(0.11)	2.02	1.91	--	(0.02)	(0.02)
2005	$ 13.51	(0.09)	1.51	1.42	--	--	--
2006	$ 14.93	(0.10)	1.19	1.09	--	(0.29)	(0.29)
2007	$ 15.73	(0.13)	1.20	1.07	--	(1.37)	(1.37)
2008(8)	$ 15.43	(0.06)	(0.76)	(0.82)	--	(0.41)	(0.41)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.
(4) Not annualized.
(5) Computed on an annualized basis.
(6) Amount is less than $0.005.
(7) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (Unaudited).
(8) Six months ended June 30, 2008 (Unaudited).
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 11.20	12.29%(4)	1.91%(5)	0.38%(5)	1.91%(5)	0.38%(5)	$ 18,129	--%
$ 11.31	4.72%	1.51%	(0.27)%	1.51%	(0.27)%	$ 25,145	87%
$ 11.84	6.79%	1.43%	0.04%	1.43%	0.04%	$ 42,758	222%(7)
$ 10.05	(3.12)%	1.36%	0.02%	1.36%	0.02%	$ 32,284	153%
$ 8.54	(15.02)%(4)	1.44%(5)	0.91%(5)	1.44%(5)	0.91%(5)	$ 19,481	245%

$ 11.18	12.03%(4)	2.19%(5)	0.35%(5)	2.19%(5)	0.35%(5)	$ 841	--%
$ 11.26	4.46%	1.76%	(0.52)%	1.76%	(0.52)%	$ 2,152	87%
$ 11.76	6.55%	1.68%	(0.23)%	1.68%	(0.23)%	$ 3,189	222%(7)
$ 9.94	(3.40)%	1.61%	(0.23)%	1.61%	(0.23)%	$ 2,621	153%
$ 8.44	(15.09)%(4)	1.69%(5)	0.72%(5)	1.69%(5)	0.72%(5)	$ 1,456	245%

$ 11.17	11.70%(4)	2.70%(5)	(0.24)%(5)	2.70%(5)	(0.24)%(5)	$ 809	--%
$ 11.20	4.02%	2.26%	(1.02)%	2.26%	(1.02)%	$ 1,523	87%
$ 11.63	6.05%	2.18%	(0.73)%	2.18%	(0.73)%	$ 2,076	222%(7)
$ 9.76	(3.98)%	2.11%	(0.73)%	2.11%	(0.73)%	$ 1,881	153%
$ 8.27	(15.27)%(4)	2.19%(5)	0.15%(5)	2.19%(5)	0.15%(5)	$ 1,394	245%

$ 11.86	31.34%	1.34%	(0.09)%	1.34%	(0.09)%	$ 134,668	29%
$ 13.90	17.40%	1.33%	(0.20)%	1.33%	(0.20)%	$ 137,759	4%
$ 15.47	11.36%	1.31%	0.11%	1.32%	0.10%	$ 147,477	7%
$ 16.43	8.09%	1.31%	0.07%	1.31%	0.07%	$ 150,902	6%
$ 16.31	7.79%	1.30%	(0.04)%	1.30%	(0.04)%	$ 149,245	11%
$ 15.09	(5.14)%(4)	1.29%(5)	(0.01)%(5)	1.29%(5)	(0.01)%(5)	$ 136,650	11%

$ 11.77	31.07%	1.60%	(0.33)%	1.60%	(0.33)%	$ 3,325	29%
$ 13.75	17.02%	1.58%	(0.45)%	1.58%	(0.45)%	$ 3,180	4%
$ 15.27	11.05%	1.56%	(0.14)%	1.57%	(0.15)%	$ 4,646	7%
$ 16.18	7.84%	1.56%	(0.17)%	1.56%	(0.17)%	$ 4,986	6%
$ 16.00	7.53%	1.55%	(0.29)%	1.55%	(0.29)%	$ 5,240	11%
$ 14.78	(5.24)%(4)	1.54%(5)	(0.26)%(5)	1.54%(5)	(0.26)%(5)	$ 4,668	11%

$ 11.62	30.42%	2.09%	(0.84)%	2.09%	(0.84)%	$ 5,439	29%
$ 13.51	16.46%	2.08%	(0.94)%	2.08%	(0.94)%	$ 7,269	4%
$ 14.93	10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$ 8,252	7%
$ 15.73	7.28%	2.06%	(0.68)%	2.06%	(0.68)%	$ 8,386	6%
$ 15.43	6.98%	2.05%	(0.80)%	2.05%	(0.80)%	$ 7,973	11%
$ 14.20	(5.51)%(4)	2.04%(5)	(0.76)%(5)	2.04%(5)	(0.76)%(5)	$ 6,891	11%

Financial Highlights
Equity Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON NEW ECONOMY FUND
Trust Shares
2003	$ 8.75	(0.07)	3.13	3.06	--	(0.01)	(0.01)
2004	$ 11.80	(0.10)	2.64	2.54	--	--	--
2005	$ 14.34	(0.06)	1.82	1.76	--	(0.18)	(0.18)
2006	$ 15.92	(0.06)	1.50	1.44	--	(1.32)	(1.32)
2007	$ 16.04	0.02	1.84	1.86	(0.01)	(3.16)	(3.17)
2008(3)	$ 14.73	(0.03)	(1.56)	(1.59)	--	(0.01)	(0.01)
Investment A Shares
2003	$ 8.72	(0.07)	3.09	3.02	--	(0.01)	(0.01)
2004	$ 11.73	(0.18)	2.68	2.50	--	--	--
2005	$ 14.23	(0.05)	1.74	1.69	--	(0.18)	(0.18)
2006	$ 15.74	(0.09)	1.49	1.40	--	(1.32)	(1.32)
2007	$ 15.81	(0.01)	1.81	1.80	--	(3.16)	(3.16)
2008(3)	$ 14.45	(0.05)	(1.53)	(1.58)	--	(0.01)	(0.01)
Investment B Shares
2003	$ 8.63	(0.13)	3.07	2.94	--	(0.01)	(0.01)
2004	$ 11.56	(0.19)	2.57	2.38	--	--	--
2005	$ 13.94	(0.15)	1.74	1.59	--	(0.18)	(0.18)
2006	$ 15.35	(0.16)	1.43	1.27	--	(1.32)	(1.32)
2007	$ 15.30	(0.08)	1.73	1.65	--	(3.16)	(3.16)
2008(3)	$ 13.79	(0.08)	(1.46)	(1.54)	--	(0.01)	(0.01)
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(7)	$ 10.00	0.11	0.92	1.03	(0.11)	(0.13)	(0.24)
2008(3)	$ 10.79	0.03	0.60	0.63	--(9)	--	--(9)
Investment A Shares
2007(7)	$ 10.00	0.09	0.92	1.01	(0.10)	(0.13)	(0.23)
2008(3)	$ 10.78	0.02	0.59	0.61	--(9)	--	--(9)
Investment B Shares
2007(7)	$ 10.00	0.07	0.90	0.97	(0.09)	(0.13)	(0.22)
2008(3)	$ 10.75	--(9)	0.58	0.58	--(9)	--	--(9)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Not annualized.
(5) Computed on an annualized basis.
(6) The portfolio turnover rate increased significantly during the period. The increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(7) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.
(8) Does not include the effect of expenses underlying funds.
(9) Amount is less than $0.005.
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 11.80	34.93%	1.56%	(0.79)%	1.56%	(0.79)%	$ 39,364	83%
$ 14.34	21.53%	1.52%	(0.88)%	1.52%	(0.88)%	$ 59,263	28%
$ 15.92	12.27%	1.46%	(0.42)%	1.46%	(0.42)%	$ 79,794	61%
$ 16.04	9.18%	1.43%	(0.39)%	1.43%	(0.39)%	$ 97,791	50%
$ 14.73	12.19%	1.41%	0.14%	1.41%	0.14%	$ 106,812	119%(6)
$ 13.13	(10.83)%(4)	1.41%(5)	(0.41)%(5)	1.41%(5)	(0.41)%(5)	$ 87,008	78%

$ 11.73	34.59%	1.80%	(1.03)%	1.80%	(1.03)%	$ 1,154	83%
$ 14.23	21.31%	1.77%	(1.15)%	1.77%	(1.15)%	$ 1,292	28%
$ 15.74	11.87%	1.71%	(0.64)%	1.71%	(0.64)%	$ 5,804	61%
$ 15.81	8.96%	1.68%	(0.64)%	1.68%	(0.64)%	$ 8,607	50%
$ 14.45	11.99%	1.66%	(0.11)%	1.66%	(0.11)%	$ 8,943	119%(6)
$ 12.86	(10.97)%(4)	1.66%(5)	(0.66)%(5)	1.66%(5)	(0.66)%(5)	$ 7,099	78%

$ 11.56	34.02%	2.30%	(1.53)%	2.30%	(1.53)%	$ 1,642	83%
$ 13.94	20.59%	2.27%	(1.63)%	2.27%	(1.63)%	$ 2,369	28%
$ 15.35	11.40%	2.21%	(1.17)%	2.21%	(1.17)%	$ 3,410	61%
$ 15.30	8.34%	2.18%	(1.14)%	2.18%	(1.14)%	$ 4,226	50%
$ 13.79	11.48%	2.16%	(0.61)%	2.16%	(0.61)%	$ 4,516	119%(6)
$ 12.24	(11.20)%(4)	2.16%(5)	(1.16)%(5)	2.16%(5)	(1.16)%(5)	$ 3,721	78%

$ 10.79	10.41%(4)	1.49%(5)(8)	2.54%(5)(8)	1.61%(5)(8)	2.42%(5)(8)	$ 44,523	39%
$ 11.42	5.86%(4)	1.38%(5)(8)	0.81%(5)(8)	1.38%(5)(8)	0.81%(5)(8)	$ 85,125	45%

$ 10.78	10.22%(4)	1.70%(5)(8)	2.30%(5)(8)	1.83%(5)(8)	2.17%(5)(8)	$ 706	39%
$ 11.39	5.68%(4)	1.63%(5)(8)	0.54%(5)(8)	1.63%(5)(8)	0.54%(5)(8)	$ 1,226	45%

$ 10.75	9.79%(4)	2.09%(5)(8)	2.14%(5)(8)	2.25%(5)(8)	1.98%(5)(8)	$ 151	39%
$ 11.33	5.41%(4)	2.13%(5)(8)	0.05%(5)(8)	2.13%(5)(8)	0.05%(5)(8)	$ 278	45%

Financial Highlights
Equity Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2003	$ 7.56	0.04	1.85	1.89	(0.04)	--	(0.04)
2004	$ 9.41	0.05	1.07	1.12	(0.05)	--	(0.05)
2005	$ 10.48	0.06	0.93	0.99	(0.06)	--	(0.06)
2006	$ 11.41	0.12	2.10	2.22	(0.12)	(0.20)	(0.32)
2007	$ 13.31	0.14	1.00	1.14	(0.14)	(0.68)	(0.82)
2008(4)	$ 13.63	0.04	(1.72)	(1.68)	--	(0.19)	(0.19)
Investment A Shares
2003	$ 7.53	0.02	1.83	1.85	(0.02)	--	(0.02)
2004	$ 9.36	0.03	1.06	1.09	(0.03)	--	(0.03)
2005	$ 10.42	0.03	0.93	0.96	(0.03)	--	(0.03)
2006	$ 11.35	0.10	2.08	2.18	(0.10)	(0.20)	(0.30)
2007	$ 13.23	0.10	0.99	1.09	(0.10)	(0.68)	(0.78)
2008(4)	$ 13.54	0.02	(1.70)	(1.68)	--	(0.19)	(0.19)
Investment B Shares
2007(8)	$ 14.04	0.12	0.11	0.23	(0.15)	(0.68)	(0.83)
2008(4)	$ 13.44	(0.01)	(1.69)	(1.70)	--	(0.19)	(0.19)
HUNTINGTON SITUS FUND(5)
Trust Shares
2003	$ 10.22	(0.05)	3.65	3.60	--	(0.01)	(0.01)
2004	$ 13.81	(0.06)	3.68	3.62	--	(0.34)	(0.34)
2005	$ 17.09	(0.07)	2.83	2.76	--	(0.61)	(0.61)
2006	$ 19.24	(0.07)	2.12	2.05	--	(1.15)	(1.15)
2007	$ 20.14	(0.01)	1.97	1.96	--	(2.10)	(2.10)
2008(4)	$ 20.00	--	(1.62)	(1.62)	--	(0.15)	(0.15)
Investment A Shares
2003	$ 10.21	(0.04)	3.61	3.57	--	(0.01)	(0.01)
2004	$ 13.77	(0.08)	3.65	3.57	--	(0.34)	(0.34)
2005	$ 17.00	(0.07)	2.76	2.69	--	(0.61)	(0.61)
2006	$ 19.08	(0.09)	2.08	1.99	--	(1.15)	(1.15)
2007	$ 19.92	(0.06)	1.94	1.88	--	(2.10)	(2.10)
2008(4)	$ 19.70	(0.02)	(1.60)	(1.62)	--	(0.15)	(0.15)
Investment B Shares
2003	$ 10.20	(0.08)	3.57	3.49	--	(0.01)	(0.01)
2004	$ 13.68	(0.13)	3.59	3.46	--	(0.34)	(0.34)
2005	$ 16.80	(0.18)	2.74	2.56	--	(0.61)	(0.61)
2006	$ 18.75	(0.19)	2.04	1.85	--	(1.15)	(1.15)
2007	$ 19.45	(0.15)	1.89	1.74	--	(2.10)	(2.10)
2008(4)	$ 19.09	(0.07)	(1.54)	(1.61)	--	(0.15)	(0.15)
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(9)	$ 10.00	(0.01)	(0.04)	(0.05)	--	--	--
Investment A Shares
2008(9)	$ 10.00	(0.01)	(0.04)	(0.05)	--	--	--
Investment B Shares
2008(9)	$ 10.00	(0.02)	(0.04)	(0.06)	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Does not include the effect of expenses of underlying funds.
(4) Six months ended June 30, 2008 (Unaudited).
(5) On January 24, 2008, the Huntington Situs Small Cap Fund changed its name to the Huntington Situs Fund in connection with its changes in investment strategy to focus on situs or geographical location, regardless of market capitalization. Some of the performance information disclosed herein is based on performance associated with the previous name and investment strategy.
(6) Not annualized.
(7) Computed on an annualized basis.
(8) Reflects operations for the period from May 1, 2007 (date of commencement of operations) to December 31, 2007.
(9) Reflects operations for the period from May 1, 2008 (date of commencement of operations) to June 30, 2008 (Unaudited).
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 9.41	25.00%	1.28%(3)	0.52%(3)	1.28%(3)	0.52%(3)	$ 19,937	206%
$ 10.48	11.89%	1.22%(3)	0.53%(3)	1.22%(3)	0.53%(3)	$ 23,613	86%
$ 11.41	9.44%	1.17%(3)	0.58%(3)	1.17%(3)	0.58%(3)	$ 29,249	48%
$ 13.31	19.56%	1.15%(3)	1.13%(3)	1.15%(3)	1.13%(3)	$ 45,161	35%
$ 13.63	8.67%	1.08%(3)	1.08%(3)	1.08%(3)	1.08%(3)	$ 53,375	54%
$ 11.76	(12.42)%(6)	1.15%(3)(7)	0.60%(3)(7)	1.15%(3)(7)	0.60%(3)(7)	$ 46,134	125%

$ 9.36	24.62%	1.54%(3)	0.32%(3)	1.54%(3)	0.32%(3)	$ 1,258	206%
$ 10.42	11.61%	1.47%(3)	0.31%(3)	1.47%(3)	0.31%(3)	$ 1,629	86%
$ 11.35	9.24%	1.42%(3)	0.30%(3)	1.42%(3)	0.30%(3)	$ 1,911	48%
$ 13.23	19.19%	1.40%(3)	0.95%(3)	1.40%(3)	0.95%(3)	$ 3,438	35%
$ 13.54	8.43%	1.33%(3)	0.69%(3)	1.33%(3)	0.69%(3)	$ 3,982	54%
$ 11.67	(12.51)%(6)	1.40%(3)(7)	0.34%(3)(7)	1.40%(3)(7)	0.34%(3)(7)	$ 3,275	125%

$ 13.44	1.82%(6)	1.79%(3)(7)	3.49%(3)(7)	1.79%(3)(7)	3.49%(3)(7)	$ 40	54%
$ 11.55	(12.75)%(6)	1.90%(3)(7)	(0.12)%(3)(7)	1.90%(3)(7)	(0.12)%(3)(7)	$ 57	125%

$ 13.81	35.18%	1.68%	(0.49)%	1.68%	(0.49)%	$ 30,067	19%
$ 17.09	26.23%	1.43%	(0.45)%	1.43%	(0.45)%	$ 57,942	16%
$ 19.24	16.20%	1.36%	(0.41)%	1.36%	(0.41)%	$ 80,212	14%
$ 20.14	10.73%	1.38%	(0.34)%	1.38%	(0.34)%	$ 89,230	19%
$ 20.00	9.95%	1.32%	(0.07)%	1.32%	(0.07)%	$ 108,350	22%
$ 18.23	(8.17)%(6)	1.31%(7)	(0.01)%(7)	1.31%(7)	(0.01)%(7)	$ 115,331	9%

$ 13.77	34.92%	1.87%	(0.75)%	1.87%	(0.75)%	$ 499	19%
$ 17.00	25.94%	1.68%	(0.69)%	1.68%	(0.69)%	$ 1,302	16%
$ 19.08	15.87%	1.61%	(0.66)%	1.61%	(0.66)%	$ 5,073	14%
$ 19.92	10.50%	1.64%	(0.59)%	1.64%	(0.59)%	$ 11,685	19%
$ 19.70	9.66%	1.57%	(0.31)%	1.57%	(0.31)%	$ 15,658	22%
$ 17.93	(8.29)%(6)	1.56%(7)	(0.27)%(7)	1.56%(7)	(0.27)%(7)	$ 18,351	9%

$ 13.68	34.17%	2.40%	(1.25)%	2.40%	(1.25)%	$ 555	19%
$ 16.80	25.31%	2.18%	(1.18)%	2.18%	(1.18)%	$ 1,627	16%
$ 18.75	15.28%	2.11%	(1.16)%	2.11%	(1.16)%	$ 2,633	14%
$ 19.45	9.93%	2.13%	(1.10)%	2.13%	(1.10)%	$ 3,700	19%
$ 19.09	9.17%	2.07%	(0.82)%	2.07%	(0.82)%	$ 4,512	22%
$ 17.33	(8.51)%(6)	2.06%(7)	(0.77)%(7)	2.06%(7)	(0.77)%(7)	$ 4,034	9%

$ 9.95	(0.50)%(6)	1.99%(7)	(0.54)%(7)	1.99%(7)	(0.54)%(7)	$ 8,198	30%

$ 9.95	(0.50)%(6)	2.24%(7)	(0.74)%(7)	2.24%(7)	(0.74)%(7)	$ 38	30%

$ 9.94	(0.60)%(6)	2.82%(7)	(1.46)%(7)	2.82%(7)	(1.46)%(7)	$ 1	30%

Financial Highlights
Income Funds
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2003	$ 21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$ 21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$ 21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006	$ 20.79	0.79	(0.04)	0.75	(0.78)	--	(0.78)
2007	$ 20.76	0.87	0.39	1.26	(0.87)	--(4)	(0.87)
2008(3)	$ 21.15	0.43	(0.18)	0.25	(0.43)	--	(0.43)
Investment A Shares
2003	$ 21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004	$ 21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005	$ 21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)
2006	$ 20.78	0.74	(0.03)	0.71	(0.73)	--	(0.73)
2007	$ 20.76	0.82	0.39	1.21	(0.82)	--(4)	(0.82)
2008(3)	$ 21.15	0.40	(0.18)	0.22	(0.40)	--	(0.40)
Investment B Shares
2003	$ 21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004	$ 21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005	$ 21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006	$ 20.75	0.64	(0.03)	0.61	(0.63)	--	(0.63)
2007	$ 20.73	0.71	0.40	1.11	(0.71)	--(4)	(0.71)
2008(3)	$ 21.13	0.35	(0.18)	0.17	(0.35)	--	(0.35)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2003	$ 10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$ 10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$ 10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)
2006	$ 10.28	0.39	(0.04)	0.35	(0.39)	--(4)	(0.39)
2007	$ 10.24	0.41	0.25	0.66	(0.41)	--	(0.41)
2008(3)	$ 10.49	0.21	(0.06)	0.15	(0.21)	--	(0.21)
Investment A Shares
2003	$ 10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004	$ 10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005	$ 10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)
2006	$ 10.28	0.35	(0.03)	0.32	(0.36)	--(4)	(0.36)
2007	$ 10.24	0.38	0.25	0.63	(0.38)	--	(0.38)
2008(3)	$ 10.49	0.19	(0.06)	0.13	(0.19)	--	(0.19)
Investment B Shares
2003(7)	$ 10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004	$ 10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005	$ 10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)
2006	$ 10.28	0.30	(0.02)	0.28	(0.31)	--(4)	(0.31)
2007	$ 10.25	0.33	0.24	0.57	(0.33)	--	(0.33)
2008(3)	$ 10.49	0.17	(0.05)	0.12	(0.17)	--	(0.17)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Amount is less than $0.005.
(5) Not annualized.
(6) Computed on an annualized basis.
(7) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 21.42	4.65%	1.08%	3.78%	1.08%	3.78%	$ 166,215	73%
$ 21.23	3.07%	1.08%	3.46%	1.08%	3.46%	$ 162,998	53%
$ 20.79	1.86%	1.07%	3.55%	1.07%	3.61%	$ 168,764	59%
$ 20.76	3.74%	1.06%	3.87%	1.06%	3.87%	$ 173,305	55%
$ 21.15	6.23%	1.04%	4.18%	1.04%	4.18%	$ 183,283	42%
$ 20.97	1.15%(5)	1.04%(6)	4.03%(6)	1.04%(6)	4.03%(6)	$ 184,682	15%

$ 21.42	4.43%	1.33%	3.47%	1.33%	3.47%	$ 2,532	73%
$ 21.23	2.81%	1.33%	3.22%	1.33%	3.22%	$ 2,314	53%
$ 20.78	1.56%	1.32%	3.36%	1.32%	3.36%	$ 1,699	59%
$ 20.76	3.53%	1.31%	3.62%	1.31%	3.62%	$ 1,702	55%
$ 21.15	5.96%	1.29%	3.92%	1.29%	3.92%	$ 2,589	42%
$ 20.97	1.03%(5)	1.29%(6)	3.78%(6)	1.29%(6)	3.78%(6)	$ 2,462	15%

$ 21.39	3.92%	1.83%	2.99%	1.83%	2.99%	$ 3,212	73%
$ 21.20	2.31%	1.83%	2.72%	1.83%	2.72%	$ 3,040	53%
$ 20.75	1.06%	1.82%	2.80%	1.82%	2.80%	$ 3,068	59%
$ 20.73	3.02%	1.82%	3.12%	1.82%	3.12%	$ 2,807	55%
$ 21.13	5.50%	1.80%	3.43%	1.80%	3.43%	$ 2,398	42%
$ 20.95	0.78%(5)	1.79%(6)	3.29%(6)	1.79%(6)	3.29%(6)	$ 2,481	15%

$ 10.65	1.34%	1.10%	3.45%	1.10%	3.45%	$ 81,671	78%
$ 10.52	2.67%	1.11%	3.37%	1.11%	3.37%	$ 90,288	43%
$ 10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$ 107,166	34%
$ 10.24	3.51%	1.08%	3.80%	1.08%	3.80%	$ 108,312	32%
$ 10.49	6.58%	1.08%	3.96%	1.08%	3.96%	$ 115,155	30%
$ 10.43	1.38%(5)	1.06%(6)	3.90%(6)	1.06%(6)	3.90%(6)	$ 114,819	13%

$ 10.65	1.09%	1.35%	3.18%	1.35%	3.18%	$ 7,486	78%
$ 10.52	2.42%	1.36%	3.16%	1.36%	3.16%	$ 4,182	43%
$ 10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$ 3,707	34%
$ 10.24	3.25%	1.34%	3.55%	1.34%	3.55%	$ 1,599	32%
$ 10.49	6.32%	1.33%	3.71%	1.33%	3.71%	$ 1,588	30%
$ 10.43	1.25%(5)	1.31%(6)	3.66%(6)	1.31%(6)	3.66%(6)	$ 1,563	13%

$ 10.66	(1.13)%(5)	1.86%(6)	2.41%(6)	1.86%(6)	2.41%(6)	$ 492	78%
$ 10.52	1.81%	1.86%	2.62%	1.86%	2.62%	$ 470	43%
$ 10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$ 484	34%
$ 10.25	2.84%	1.83%	3.05%	1.83%	3.05%	$ 417	32%
$ 10.49	5.68%	1.83%	3.21%	1.83%	3.21%	$ 416	30%
$ 10.44	1.10%(5)	1.81%(6)	3.15%(6)	1.81%(6)	3.15%(6)	$ 506	13%

Financial Highlights
Income Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON MICHIGAN TAX-FREE FUND
Trust Shares
2003	$ 10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$ 10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.03)
2005	$ 10.76	0.24	(0.15)	0.09	(0.24)	(0.04)	(0.28)
2006	$ 10.57	0.28	(0.02)	0.26	(0.27)	--	(0.27)
2007	$ 10.56	0.28	--	2.28	(0.29)	--	(0.29)
2008(3)	$ 10.55	0.12	(0.17)	(0.05)	(0.12)	--	(0.12)
Investment A Shares
2003	$ 10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004	$ 10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)
2005	$ 10.76	0.22	(0.15)	0.07	(0.22)	(0.04)	(0.26)
2006	$ 10.57	0.26	(0.02)	0.24	(0.25)	--	(0.25)
2007	$ 10.56	0.25	--	0.25	(0.26)	--	(0.26)
2008(3)	$ 10.55	0.11	(0.17)	(0.06)	(0.11)	--	(0.11)
Investment B Shares
2003(6)	$ 11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004	$ 10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)
2005	$ 10.75	0.16	(0.14)	0.02	(0.16)	(0.04)	(0.20)
2006	$ 10.57	0.20	(0.02)	0.18	(0.19)	--	(0.19)
2007	$ 10.56	0.20	--	0.20	(0.21)	--	(0.21)
2008(3)	$ 10.55	0.08	(0.18)	(0.10)	(0.08)	--	(0.08)
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2003	$ 8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$ 8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005	$ 9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006	$ 8.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
2007	$ 9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	(0.39)
2008(3)	$ 8.92	0.18	(0.05)	0.13	(0.15)	(0.01)	(0.16)
Investment A Shares
2003	$ 8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004	$ 8.86	0.28	0.21	0.49	(0.28)	--	(0.28)
2005	$ 9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006	$ 8.92	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
2007	$ 9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	(0.36)
2008(3)	$ 8.97	0.17	(0.06)	0.11	(0.14)	(0.01)	(0.15)
Investment B Shares
2003(7)	$ 8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004	$ 8.83	0.23	0.21	0.44	(0.25)	--	(0.25)
2005	$ 9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)
2006	$ 8.87	0.27	0.20	0.47	(0.26)	(0.06)	(0.32)
2007	$ 9.02	0.27	(0.04)	0.23	(0.28)	(0.03)	(0.31)
2008(3)	$ 8.94	0.14	(0.06)	0.08	(0.11)	(0.01)	(0.12)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Not annualized.
(5) Computed on an annualized basis.
(6) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.
(7) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 10.96	3.57%	1.27%	2.66%	1.27%	2.66%	$ 23,854	17%
$ 10.76	0.94%	1.29%	2.44%	1.29%	2.44%	$ 24,589	17%
$ 10.57	0.88%	1.24%	2.27%	1.26%	2.25%	$ 22,195	49%
$ 10.56	2.52%	1.29%	2.63%	1.29%	2.63%	$ 17,407	22%
$ 10.55	2.70%	1.28%	2.69%	1.28%	2.69%	$ 8,376	24%
$ 10.38	(0.49)%(4)	1.49%(5)	2.27%(5)	1.49%(5)	2.27%(5)	$ 7,750	25%

$ 10.96	3.21%	1.52%	2.40%	1.52%	2.40%	$ 6,241	17%
$ 10.76	0.69%	1.54%	2.19%	1.54%	2.19%	$ 6,108	17%
$ 10.57	0.63%	1.49%	2.03%	1.51%	2.01%	$ 4,838	49%
$ 10.56	2.27%	1.54%	2.38%	1.54%	2.38%	$ 4,162	22%
$ 10.55	2.44%	1.52%	2.44%	1.52%	2.44%	$ 4,006	24%
$ 10.38	(0.61)%(4)	1.74%(5)	2.02%(5)	1.74%(5)	2.02%(5)	$ 3,212	25%

$ 10.95	0.09%(4)	2.03%(5)	1.68%(5)	2.03%(5)	1.68%(5)	$ 580	17%
$ 10.75	0.18%	2.04%	1.69%	2.04%	1.69%	$ 789	17%
$ 10.57	0.22%	1.99%	1.53%	2.01%	1.51%	$ 615	49%
$ 10.56	1.76%	2.05%	1.89%	2.05%	1.89%	$ 466	22%
$ 10.55	1.93%	2.03%	1.94%	2.03%	1.94%	$ 429	24%
$ 10.37	(0.95)%(4)	2.24%(5)	1.53%(5)	2.24%(5)	1.53%(5)	$ 344	25%

$ 8.82	7.02%	1.14%	2.82%	1.14%	2.82%	$ 43,928	71%
$ 9.02	5.86%	1.16%	3.45%	1.16%	3.45%	$ 64,853	38%
$ 8.87	1.96%	1.12%	3.34%	1.12%	2.27%	$ 81,950	29%
$ 9.01	6.06%	1.10%	3.68%	1.10%	3.68%	$ 85,995	29%
$ 8.92	3.33%	1.09%	3.72%	1.09%	3.72%	$ 83,728	17%
$ 8.89	1.42%(4)	1.08%(5)	3.92%(5)	1.08%(5)	3.92%(5)	$ 83,247	8%

$ 8.86	6.71%	1.37%	2.74%	1.37%	2.74%	$ 1,214	71%
$ 9.07	5.66%	1.40%	3.18%	1.40%	3.18%	$ 1,257	38%
$ 8.92	1.68%	1.36%	2.03%	1.36%	2.03%	$ 1,823	29%
$ 9.06	5.74%	1.35%	3.41%	1.35%	3.41%	$ 1,683	29%
$ 8.97	3.03%	1.32%	3.45%	1.32%	3.45%	$ 3,190	17%
$ 8.93	1.17%(4)	1.33%(5)	3.66%(5)	1.33%(5)	3.66%(5)	$ 3,205	8%

$ 8.83	3.47%(4)	1.93%(5)	1.14%(5)	1.93%(5)	1.14%(5)	$ 280	71%
$ 9.02	5.00%	1.90%	2.68%	1.90%	2.68%	$ 482	38%
$ 8.87	1.16%	1.86%	2.57%	1.86%	2.57%	$ 700	29%
$ 9.02	5.33%	1.85%	2.93%	1.85%	2.93%	$ 673	29%
$ 8.94	2.59%	1.84%	2.97%	1.84%	2.97%	$ 672	17%
$ 8.90	0.90%(4)	1.83%(5)	3.17%(5)	1.83%(5)	3.17%(5)	$ 650	8%

Financial Highlights
Income Funds (Continued)
(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Total distributions

HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2003	$ 21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$ 21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005	$ 21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006	$ 20.91	0.58	(0.05)	0.53	(0.58)	--	(0.58)
2007	$ 20.86	0.55	0.10	0.65	(0.55)	(0.01)	(0.56)
2008(3)	$ 20.95	0.29	(0.31)	(0.02)	(0.29)	--	(0.29)
Investment A Shares
2003	$ 21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004	$ 21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)
2005	$ 21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006	$ 20.90	0.53	(0.06)	0.47	(0.53)	--	(0.53)
2007	$ 20.84	0.50	0.10	0.60	(0.50)	(0.01)	(0.51)
2008(3)	$ 20.93	0.26	(0.30)	(0.04)	(0.26)	--	(0.26)
Investment B Shares
2003(6)	$ 21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004	$ 21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)
2005	$ 21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)
2006	$ 20.90	0.43	(0.05)	0.38	(0.43)	--	(0.43)
2007	$ 20.85	0.40	0.10	0.50	(0.40)	(0.01)	(0.41)
2008(3)	$ 20.94	0.21	(0.31)	(0.10)	(0.21)	--	(0.21)
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2003	$ 19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$ 19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005	$ 19.56	0.51	(0.41)	0.10	(0.51)	--	(0.51)
2006	$ 19.15	0.60	0.10	0.70	(0.60)	--	(0.60)
2007	$ 19.25	0.70	0.21	0.91	(0.70)	--	(0.70)
2008(3)	$ 19.46	0.34	(0.16)	0.18	(0.34)	--	(0.34)
Investment A Shares
2003(7)	$ 20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004	$ 19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)
2005	$ 19.56	0.46	(0.40)	0.06	(0.46)	--	(0.46)
2006	$ 19.16	0.55	0.10	0.65	(0.55)	--	(0.55)
2007	$ 19.26	0.65	0.20	0.85	(0.65)	--	(0.65)
2008(3)	$ 19.46	0.32	(0.16)	0.16	(0.32)	--	(0.32)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3) Six months ended June 30, 2008 (Unaudited).
(4) Not annualized.
(5) Computed on an annualized basis.
(6) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.
(7) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.
(See notes which are an integral part of the Financial Statements)
		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets	Ratio of Net Investment Income (Prior to Reimbursements) to Average Net Assets	Net Assets, at end of period (000 omitted)	Portfolio turnover rate(2)

$ 21.90	3.42%	1.16%	2.72%	1.16%	2.72%	$ 55,450	20%
$ 21.50	1.52%	1.17%	2.63%	1.17%	2.63%	$ 52,565	13%
$ 20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$ 45,571	45%
$ 20.86	2.59%	1.17%	2.80%	1.17%	2.80%	$ 40,319	17%
$ 20.95	3.18%	1.18%	2.67%	1.18%	2.67%	$ 34,098	15%
$ 20.64	(0.12)%(4)	1.19%(5)	2.75%(5)	1.19%(5)	2.75%(5)	$ 33,891	15%

$ 21.88	3.11%	1.41%	2.45%	1.41%	2.45%	$ 5,913	20%
$ 21.49	1.32%	1.42%	2.39%	1.42%	2.39%	$ 4,657	13%
$ 20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$ 3,222	45%
$ 20.84	2.29%	1.43%	2.58%	1.43%	2.58%	$ 1,686	17%
$ 20.93	2.93%	1.43%	2.42%	1.43%	2.42%	$ 1,706	15%
$ 20.63	(0.19)%(4)	1.44%(5)	2.50%(5)	1.44%(5)	2.50%(5)	$ 1,382	15%

$ 21.88	1.32%(4)	1.93%(5)	1.86%(5)	1.93%(5)	1.86%(5)	$ 1,685	20%
$ 21.49	0.81%	1.92%	1.88%	1.92%	1.88%	$ 1,729	13%
$ 20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$ 1,525	45%
$ 20.85	1.78%	1.93%	2.06%	1.93%	2.06%	$ 1,337	17%
$ 20.94	2.47%	1.93%	1.93%	1.93%	1.93%	$ 1,128	15%
$ 20.63	(0.49)%(4)	1.94%(5)	2.01%(5)	1.94%(5)	2.01%(5)	$ 1,124	15%

$ 19.88	3.18%	1.07%	3.05%	1.07%	3.05%	$ 155,883	51%
$ 19.56	0.91%	1.07%	2.53%	1.07%	2.53%	$ 150,175	54%
$ 19.15	0.54%	1.06%	2.65%	1.06%	2.65%	$ 119,090	31%
$ 19.25	3.70%	1.07%	3.11%	1.07%	3.11%	$ 95,512	36%
$ 19.46	4.79%	1.06%	3.60%	1.06%	3.60%	$ 82,730	29%
$ 19.30	0.94%(4)	1.06%(5)	3.55%(5)	1.06%(5)	3.55%(5)	$ 81,967	35%

$ 19.89	0.65%(4)	1.31%(5)	2.47%(5)	1.31%(5)	2.47%(5)	$ 8,061	51%
$ 19.56	0.60%	1.32%	2.29%	1.32%	2.29%	$ 4,538	54%
$ 19.16	0.34%	1.31%	2.41%	1.31%	2.41%	$ 3,506	31%
$ 19.26	3.44%	1.33%	2.80%	1.33%	2.80%	$ 668	36%
$ 19.46	4.48%	1.31%	3.35%	1.31%	3.35%	$ 485	29%
$ 19.30	0.82%(4)	1.31%(5)	3.29%(5)	1.31%(5)	3.29%(5)	$ 648	35%

Combined Notes to Financial Statements
June 30, 2008 (unaudited)
(1) Organization
The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2008, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the retail funds listed below (each individually referred to as “Fund,” or collectively as the “Funds”):
Funds	Investment Share Classes Offered*
Huntington Money Market Fund (“Money Market Fund”)	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust, A & B
Huntington Growth Fund (“Growth Fund”)	Trust, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Trust, A & B
Huntington International Equity Fund (“International Equity Fund”)	Trust, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust, A & B
Huntington New Economy Fund (“New Economy Fund”)	Trust, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust, A & B
Huntington Situs Fund (“Situs Fund”)(formerly, the Huntington Situs Small Cap Fund)**	Trust, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Fund”)	Trust, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust, A & B
Huntington Michigan Tax-Free Fund (“Michigan Tax-Free Fund”)	Trust, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
* Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.
** On January 24, 2008, the Huntington Situs Small Cap Fund changed its name to the Huntington Situs Fund. The Situs Fund changed its name in connection with its changes in investment strategy to focus on situs or geographical location, regardless of the market capitalization.
Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.
The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.
In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.
Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.
Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.
The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund invest some of their assets in foreign securities, they may be affected, although to a lesser extent.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs”used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
  Level 1-quoted prices in active markets for identical assets.
  Level 2-other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).
  Level 3-significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:
	LEVEL 1- Quoted Prices		LEVEL 2- Other Significant Observable Inputs		LEVEL 3- Significant Unobservable Inputs		Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Money Market Fund	$ 5,000,000	$ --	$ 1,003,856,287	$ --	$ --	$ --	$ 1,008,856,287	$ --
Ohio Municipal Money Market Fund	1,228,124	--	292,785,467	--	--	--	294,013,591	--
Tax-Free Money Market Fund	1,459,962	--	80,685,310	--	--	--	82,145,272	--
U.S. Treasury Money Market Fund	--	--	720,501,592	--	--	--	720,501,592	--
Dividend Capture Fund	103,444,071	--	18,903,498	--	--	--	122,347,569	--
Growth Fund	217,278,561	--	38,803,202	--	--	--	256,081,763	--
Income Equity Fund	133,344,859	--	27,579,380	--	--	--	160,924,239	--
International Equity Fund	286,800,140	--	40,127,851	--	--	--	326,927,991	--
Macro 100 Fund	22,380,444	--	--	--	--	--	22,380,444	--
Mid Corp America Fund	149,253,453	--	27,421,207	--	--	--	176,674,660	--
New Economy Fund	98,421,952	--	18,648,731	--	--	--	117,070,683	--
Real Strategies Fund	80,409,456	(14,533)	16,926,795	--	--	--	97,336,251	(14,533)
Rotating Markets Fund	49,416,814	--	23,566,159	--	--	--	72,982,973	--
Situs Fund	136,600,512	62,449	28,219,085	--	--	--	164,819,597	62,449
Technical Opportunities Fund	8,160,872	--	84,286	--	--	--	8,245,158	--
Fixed Income Fund	6,909,318	--	183,206,066	--	--	--	190,115,384	--
Intermediate Government Income Fund	1,080,224	--	115,043,792	--	--	--	116,124,016	--
Michigan Tax-Free Fund	256,395	--	10,952,519	--	--	--	11,208,914	--
Mortgage Securities Fund	9,531,141	--	80,489,611	--	--	--	90,020,752	--
Ohio Tax-Free Fund	222,614	--	36,008,273	--	--	--	36,230,887	--
Short/Intermediate Fixed Income Securities Fund	1,249,940	--	80,496,139	--	--	--	81,746,079	--
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as options, which are valued at the unrealized apreciation/(depreciation) on the investments.
B. New Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting No. 161, “Disclosures About Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
C. Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
D. When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
E. Foreign Exchange Contracts
International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2008, the Funds did not have any foreign currency commitments outstanding.
F. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.
The following is a summary of Dividend Capture Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Options written	350	58,950
Options expired	--	--
Options closed	(248)	(43,346)
Options exercised	(102)	(15,604)

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, Dividend Capture Fund had no outstanding options.
The following is a summary of Growth Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Options written	1,055	202,074
Options expired	(1,055)	(202,074)
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, Growth Fund had no outstanding options.
The following is a summary of Income Equity Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	1,746	$ 360,940
Options written	--	--
Options expired	(1,746)	(360,940)
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, Income Equity Fund had no outstanding options.
The following is a summary of New Economy Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Options written	836	1,163,713
Options expired	(50)	(116,349)
Options closed	(386)	(556,429)
Options exercised	(400)	(490,935)

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, New Economy Fund had no outstanding options.
The following is a summary of Real Strategies Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	235	$ 40,884
Options written	8,662	2,487,086
Options expired	(3,425)	(581,608)
Options closed	(3,020)	(1,032,446)
Options exercised	(1,177)	(511,593)

Outstanding at 6/30/2008	1,275	$ 402,323

At June 30, 2008, Real Strategies Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland Co.	Put	July 2008	$ 40	200	$ 126,000	$ (16,399)
Bucyrus International, Inc.	Call	July 2008	80	160	14,400	(17,120)
Canadian Solar, Inc.	Put	July 2008	30	100	3,500	(18,200)
Canadian Solar, Inc.	Put	July 2008	35	100	13,250	(28,535)
Consol Energy, Inc.	Call	July 2008	125	90	13,050	(4,680)
Freeport-McMoRan Copper & Gold, Inc.	Call	July 2008	120	25	11,125	(6,125)
Paragon Shipping, Inc.	Put	July 2008	17.5	350	42,000	17,850
Patriot Coal Corp.	Call	July 2008	160	100	67,000	25,300
Simon Property Group, Inc.	Put	July 2008	100	80	80,000	32,532
Valero Energy Corp.	Put	July 2008	42.5	70	17,465	844

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (14,533)

The following is a summary of Situs Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 12/31/2007	--	$ --
Options written	700	194,378
Options expired	(326)	(60,931)
Options closed	(100)	(19,700)
Options exercised	(174)	(39,048)

Outstanding at 6/30/2008	100	$ 74,699

At June 30, 2008, Situs Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Polo Ralph Lauren Corp.	Call	July 2008	$ 65	100	$ 12,250	$ 62,449

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 62,449

The following is a summary of Technical Opportunity Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium
Outstanding at 5/1/2008	--	$ --
Options written	3	592
Options expired	(3)	(592)
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, Technical Opportunity Fund had no outstanding options.
H. Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the market value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is markedtomarket daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
As of June 30, 2008, the following Funds had securities with the following market values on loan:
Fund	Market Value of Loaned Securities	Market Value of Collateral
Dividend Capture Fund	$ 17,992,255	$ 18,903,498
Growth Fund	37,744,365	38,803,202
Income Equity Fund	26,268,357	27,579,380
Mid Corp America Fund	26,631,639	27,421,207
New Economy Fund	16,588,701	17,236,061
Real Strategies Fund	10,219,340	10,514,791
Rotating Markets Fund	22,809,306	23,566,159
Situs Fund	25,864,861	27,100,685
Fixed Income Securities Fund	685,540	719,260
Mortgage Securities Fund	3,163,249	3,258,889
As of June 30, 2008, cash collateral invested was as follows:
	Master Note	Money Market Fund	Time Deposits	Total
Dividend Capture Fund	$ --	$ 14,772,461	$ 4,131,037	$ 18,903,498
Growth Fund	6,478,224	27,629,136	4,695,842	38,803,202
Income Equity Fund	--	22,605,377	4,974,003	27,579,380
Mid Corp America Fund	2,414,381	19,548,524	5,458,302	27,421,207
New Economy Fund	--	12,279,609	4,956,452	17,236,061
Real Strategies Fund	--	7,218,512	3,296,279	10,514,791
Rotating Markets Fund	--	16,178,409	7,387,750	23,566,159
Situs Fund	--	18,604,898	8,495,787	27,100,685
Fixed Income Securities Fund	--	493,779	225,481	719,260
Mortgage Securities Fund	--	2,475,260	783,629	3,258,889
I. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee.
J. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
K. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.
L. Dividends and Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture Fund, Income Equity Fund and Mortgage Securities Fund declare and pay dividends monthly; International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Real Strategies Fund, Rotating Markets Fund, Situs Fund and Technical Opportunities Fund declare and pay dividends, if any, annually; and Growth Fund declares and pays dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.
Certain of the Funds may own shares of real estate investments trusts (“REITS”) which report information on the source of their distributions annually. Distributions received from investments in REITS in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.
M. Allocation of Expenses, Income, and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.”Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
N. Federal Income Taxes
It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.
Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund have been provided for in accordance with each applicable country’s tax rules and rates.
As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Money Market Fund	$ 1,008,856,287	$ --	$ --	$ --
Ohio Municipal Money Market Fund	294,013,591	--	--	--
Tax-Free Money Market Fund	82,145,272	--	--	--
U.S. Treasury Money Market Fund	720,513,332	--	(11,740)	(11,740)
Dividend Capture Fund	142,290,061	2,590,066	(22,532,558)	(19,942,492)
Growth Fund	210,424,557	50,526,793	(4,869,587)	45,657,206
Income Equity Fund	166,807,992	12,525,456	(18,409,209)	(5,883,753)
International Equity Fund	267,963,783	71,182,242	(12,218,033)	58,964,209
Macro 100 Fund	23,590,589	1,182,553	(2,392,698)	(1,210,145)
Mid Corp America Fund	123,999,292	59,188,836	(6,513,468)	52,675,368
New Economy Fund	117,344,132	10,740,302	(11,013,751)	(273,449)
Real Strategies Fund	91,444,821	9,216,092	(3,324,662)	5,891,430
Rotating Markets Fund	73,279,594	2,033,300	(2,329,921)	(296,621)
Situs Fund	153,561,024	30,041,255	(18,782,682)	11,258,573
Technical Opportunities Fund	8,286,059	269,452	(310,353)	(40,901)
Fixed Income Fund	188,101,794	4,518,647	(2,505,057)	2,013,590
Intermediate Government Income Fund	115,168,962	1,612,588	(657,534)	955,054
Michigan Tax-Free Fund	11,265,756	82,731	(139,573)	(56,842)
Mortgage Securities Fund	88,882,836	2,025,851	(887,935)	1,137,916
Ohio Tax-Free Fund	36,337,853	225,029	(331,995)	(106,966)
Short/Intermediate Fixed Income Securities Fund	82,595,818	447,493	(1,297,232)	(849,739)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2008.
As of December 31, 2007, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations.
Fund	Amount	Expires
Money Market Fund	$ 490,061	2011
Money Market Fund	3,032	2012
Money Market Fund	7,224	2013
Money Market Fund	921	2014
Money Market Fund	106	2015
Ohio Municipal Money Market Fund	12,756	2012
Ohio Municipal Money Market Fund	25,291	2013
Ohio Municipal Money Market Fund	7,739	2014
Ohio Municipal Money Market Fund	12,350	2015
Tax-Free Money Market Fund	231	2011
Tax-Free Money Market Fund	1,529	2012
Tax-Free Money Market Fund	5,818	2013
Tax-Free Money Market Fund	4,861	2014
Tax-Free Money Market Fund	1,434	2015
Fixed Income Fund	353,716	2015
Intermediate Government Income Fund	272,260	2014
Michigan Tax-Free Fund	90,681	2014
Short/Intermediate Fixed Income Securities Fund	1,451,394	2009
Short/Intermediate Fixed Income Securities Fund	612,397	2013
Short/Intermediate Fixed Income Securities Fund	1,409,364	2014
Short/Intermediate Fixed Income Securities Fund	299,850	2015
The tax character of distributions paid during the fiscal year ended December 31, 2007, was as follows:
	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Money Market Fund	$ 42,857,867	$ --	$ 42,857,867	$ --	$ --	$ 42,857,867
Ohio Municipal Money Market Fund	--	--	--	5,745,472	--	5,745,472
Tax-Free Money Market Fund	--	--	--	1,138,465	--	1,138,465
U.S. Treasury Money Market Fund	29,462,694	--	29,462,694	--	--	29,462,694
Dividend Capture Fund	9,873,221	1,948,775	11,821,996	--	--	11,821,996
Growth Fund	817,137	48,635,079	49,452,216	--	--	49,452,216
Income Equity Fund	7,149,469	24,077,527	31,226,996	--	--	31,226,996
International Equity Fund	3,666,214	23,291,425	26,957,639	--	--	26,957,639
Macro 100 Fund	4,113,648	1,091,013	5,204,661	--	310	5,204,971
Mid Corp America Fund	3,695	13,173,458	13,177,153	--	--	13,177,153
New Economy Fund	45,313	22,526,892	22,572,205	--	--	22,572,205
Real Strategies Fund	1,000,020	--	1,000,020	--	--	1,000,020
Rotating Markets Fund	1,157,110	2,220,543	3,377,653	--	--	3,377,653
Situs Fund	1,126,641	11,422,483	12,549,124	--	--	12,549,124
Fixed Income Fund	7,563,043	--	7,563,043	--	--	7,563,043
Intermediate Government Income Fund	4,496,108	--	4,496,108	--	--	4,496,108
Michigan Tax-Free Fund	--	--	--	523,115	--	523,115
Mortgage Securities Fund	3,562,906	218,791	3,781,697	--	--	3,781,697
Ohio Tax-Free Fund	--	14,339	14,339	1,058,127	--	1,072,466
Short/Intermediate Fixed Income Securities Fund	3,233,849	--	3,233,849	--	--	3,233,849
* The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.
As of December 31, 2007, the components of accumulated earnings (deficit) were as follows:
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Money Market Fund	$ --	$ --	$ --	$ --	$ --	$ (501,344)	$ --	$ (501,344)
Ohio Municipal Money Market Fund	--	--	--	--	--	(58,136)	--	(58,136)
Tax-Free Money Market Fund	7	--	--	7	--	(13,873)	--	(13,866)
U.S. Treasury Money Market Fund	--	28,832	--	28,832	--	--	--	28,832
Dividend Capture Fund	--	636,538	684,241	1,320,779	--	--	(10,945,245)	(9,624,466)
Growth Fund	--	11,539	22,437,499	22,449,038	--	--	68,765,558	91,214,596
Income Equity Fund	--	48,468	682,150	730,618	--	--	30,375,454	31,106,072
International Equity Fund	--	--	4,923,317	4,923,317	--	--	102,193,053	107,116,370
Macro 100 Fund	--	--	--	--	--	(289,383)	(1,933,239)	(2,222,622)
Mid Corp America Fund	--	--	4,059,748	4,059,748	--	--	65,284,174	69,343,922
New Economy Fund	--	--	43,917	43,917	--	--	17,733,878	17,777,795
Real Strategies Fund	--	14,245	--	14,245	--	(19,786)	2,402,417	2,396,876
Rotating Markets Fund	--	--	799,812	799,812	--	--	11,651,252	12,451,064
Situs Fund	--	132,350	954,149	1,086,499	--	(3,313)	26,956,745	28,039,931
Fixed Income Fund	--	--	--	--	(176)	(353,716)	4,511,653	4,157,761
Intermediate Government Income Fund	--	--	--	--	(7,446)	(272,260)	1,559,604	1,279,898
Michigan Tax-Free Fund	--	--	--	--	--	(90,681)	149,677	58,996
Mortgage Securities Fund	--	--	71,572	71,572	--	--	1,889,066	1,960,638
Ohio Tax-Free Fund	--	--	--	--	(29)	(6,781)	471,387	464,577
Short/Intermediate Fixed Income Securities Fund	--	--	--	--	(887)	(3,774,447)	49,190	(3,726,144)
* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2007, the Funds deferred post-October capital losses, post-October currency losses and post-October passive foreign investment losses as follows:
Fund	Capital Losses
Macro 100 Fund	$ 289,383
Real Strategies Fund	19,786
Situs Fund	3,313
Ohio Tax-Free Fund	6,781
Short/Intermediate Fixed Income Securities Fund	1,442
The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions,including Federal tax (i.e., the last four tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or result of operations.
(3) Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee--The Advisor, a subsidiary of Huntington, serves as the Funds’ investment adviser. The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund’s average daily net assets as listed below.
Fund	Annual Rate
U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Real Strategies Fund	0.75%
Rotating Markets Fund	0.50%
Situs Fund	0.75%
Technical Opportunities Fund	0.75%
Fixed Income Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%
For the Money Market Fund, Ohio Municipal Money Market Fund and Tax-Free Money Market Fund, the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund’s average daily net assets on tiered basis, as listed below.
Tiered	Annual Rate
Up to $500 million	0.30%
On the next $500 million	0.25%
In excess of $1 billion	0.20%
Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.
Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment adviser (the “Sub-Advisor”) of Macro 100 Fund. The Advisor pays the Sub-Advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Macro 100 Fund. Neither the Trust nor the Macro 100 Fund is liable for payment of this sub-advisory fee.
Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company (“FServ”) is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for its services on behalf of the Trust.
Huntington provides administrative services at the following annual rate:
Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.135% of 1%	On the first $4 billion
0.125% of 1%	On the next $3 billion
0.115% of 1%	On assets in excess of $7 billion
There is no minimum annual fee per fund or class of Shares.
Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. FServ and Edgewood Services, Inc. (“Edgewood”), the Trust’s distributor, are wholly-owned subsidiaries of Federated Investors, Inc.
Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate Edgewood, the Funds’ distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund’s Investment A Shares and Investment B Shares, respectively. Investment A Shares and Trust Shares are also subject to either a shareholder servicing administrative fee of 0.25% of each class’ average daily net assets to be paid to Huntington or a shareholder services fee not to exceed 0.25% of the daily net assets of such shares to be paid to Edgewood. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Trust Shares are not subject to Rule 12b-1 fees. For the six-months ended June 30, 2008, Huntington and its affiliates received $3,152,040 in shareholder service fees. For the six-months ended June 30, 2008, Edgewood received commissions of $215,697 earned on sales of Investment A Shares and from redemption of Investment A and Investment B Shares, of which $214,525was re-allowed to affiliated broker-dealers of the Funds.
Transfer and Dividend Disbursing Agent Fees and Expense--Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each Fund. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.
Custodian Fees--Huntington serves as custodian to each of the Funds, except International Equity Fund’s, Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets. State Street Bank and Trust Company serves as custodian for International Equity Fund. The Bank of New York Mellon serves as sub-custodian of Real Strategies Fund’s, Situs Fund’s and Technical Opportunities Fund’s foreign assets. Huntington, State Street Bank and Trust Company and Bank of New York Mellon receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.
PFPC serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
Compliance Services--The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $155,000 annually.
General--Certain of the officers of the Trust are Officers, Directors and/or Trustees of the above companies.
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund)is set forth below:
Fund	12/31/07 Value	Purchases	Sales	Income	6/30/08 Value
Dividend Capture Fund	$ 538,124	$ 15,815,832	$ (14,168,721)	$ 16,567	$ 2,185,235
Growth Fund	6,006,198	33,151,888	(33,133,276)	117,661	6,024,810
Income Equity Fund	1,598,478	8,809,447	(9,454,350)	14,602	953,575
Macro 100 Fund	804,497	6,787,488	(7,043,115)	5,313	548,870
Mid Corp America Fund	6,424,192	22,746,405	(26,031,889)	53,287	3,138,708
New Economy Fund	10,479,574	41,560,978	(46,055,365)	88,504	5,985,187
Real Strategies Fund	5,958,210	37,614,795	(31,802,796)	101,611	11,770,209
Rotating Markets Fund	1,891,032	14,685,058	(14,925,484)	24,681	1,650,606
Situs Fund	1,760,260	33,049,622	(28,156,477)	58,257	6,653,405
Technical Opportunities Fund*	--	1,751,390	(701,717)	1,646	1,049,673
Fixed Income Fund	9,134,936	34,312,295	(39,273,369)	79,533	4,173,862
Intermediate Government Income Fund	2,262,283	24,119,489	(25,301,548)	34,652	1,080,224
Mortgage Securities Fund	1,460,058	9,442,238	(9,673,042)	19,733	1,229,254
Short/Intermediate Fixed Income Securities Fund	1,704,855	28,453,799	(28,908,715)	40,510	1,249,939
* Fund commenced operations on May 1, 2008.
(4) Rotating Markets Fund and Real Strategies Fund Structure
Rotating Markets Fund and Real Strategies Fund (“Investing Funds”), in accordance with their prospectuses, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incurred expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.
(5) Investment Transactions
Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities, for the period ended June 30, 2008, were as follows:
Fund	Purchases	Sales
Dividend Capture Fund	$ 33,378,669	$ 37,635,618
Growth Fund	80,590,894	90,335,780
Income Equity Fund	81,542,987	84,075,642
International Equity Fund	38,123,272	21,319,114
Macro 100 Fund	70,845,095	79,678,775
Mid Corp America Fund	16,915,278	18,937,199
New Economy Fund	76,835,565	79,275,038
Real Strategies Fund	55,355,462	23,347,651
Rotating Markets Fund	63,686,954	63,478,907
Situs Fund	28,129,397	11,487,805
Technical Opportunities Fund	9,273,127	1,971,265
Fixed Income Fund	20,765,092	12,526,347
Michigan Tax-Free Fund	3,005,328	4,227,823
Mortgage Securities Fund	2,176,877	1,382,149
Ohio Tax-Free Fund	5,403,901	5,501,898
Short/Intermediate Fixed Income Securities Fund	17,938,935	17,905,135
Purchases and sales of long-term U.S. government securities for the period ended June 30, 2008, were as follows:
Fund	Purchases	Sales
Fixed Income Fund	$ 6,488,210	$ 13,623,070
Intermediate Government Income Fund	13,743,201	18,425,066
Mortgage Securities Fund	4,730,241	6,723,596
Short/Intermediate Fixed Income Fund	9,991,800	15,012,660
(6) Concentration of Credit Risk
Since each of Ohio Municipal Money Market Fund, Michigan Tax-Free Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2008, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.
(7) Subsequent Event
Effective September 1, 2008, Laffer Investments, Inc. will no longer serve as the sub-investment advisor of the Macro 100 Fund. Huntington Asset Advisors, Inc. will be assuming the day-to-day investment strategies of the Fund as of that date.
Investment Contract Review Disclosure (Unaudited)
Board of Trustees’ Consideration of Investment Advisory Agreement for the
Huntington Technical Opportunities Fund (the “Fund”)
At a meeting held on February 14, 2008, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the “Advisory Agreement”) between Huntington Asset Advisors, Inc. (the “Advisor”) and the Fund. Pursuant to the Advisory Agreement between the Advisor and the Fund, the Advisor provides advisory services to the Fund.
During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most material of which were: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor in relation to the advisory fee; (2) whether the Advisor will realize economies of scale in providing services to the Fund and if these economies will be shared with the Fund; and (3) a comparison of the fees of comparable funds. Performance, costs of services and profitability were not considered as the Fund had not commenced operations.
Nature, Extent and Quality of Services in Relation to the Advisory Fee. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information about its supervisory and portfolio management staff, and financial information. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board was very familiar with the services to be provided by the Advisor as the Advisor serves as such for the other funds in The Huntington Funds complex. The Board determined that the nature, extent and quality of the services to be provided by the Advisor, in relation to the Advisory fee, were acceptable.
Economies of Scale in Providing Services to the Fund and Whether these Economies Will be Shared with the Fund. The Board also considered the effect of the Fund’s size on its fees. The Board considered the fees under the Advisory Agreement and possible economies of scale that may be realized as the assets of the Fund grow. The Board also noted that if the Fund’s assets increase over time, the Advisor may realize economies of scale. The Board concluded that in the near future, the Fund would likely not be large enough to realize economies of scale. In addition, the Board also noted that the administration fee charged to the Fund included fee breakpoints, which allowed the Fund to realize economies of scale as the assets of the Fund increase over time.
Comparison of the Fees of Comparable Funds. With respect to the Fund’s fee, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board noted that the proposed fee appeared to be in line with the comparisons.
Other Considerations. The Board also requests and receives substantial and detailed information about the other funds in The Huntington Complex on a regular basis. The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of other advisory arrangements. The Board may also receive information in between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the advisory relationship also included reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; the other Huntington Funds’ short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considers reports concerning the other Huntington Funds’ expenses (including the advisory fee itself and the overall expense structure of the other Huntington Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the other Huntington Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the other Huntington Funds by the Advisor and its affiliates; compliance and audit reports concerning the other Huntington Funds (including communications from regulatory agencies), as well as the Advisor’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the other Huntington Funds and/or the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreement, the Board also evaluated, among other things, the Advisor’s ability to supervise the Fund’s other service providers and their compliance programs.
The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board did not consider any one of the factors identified above to be determinative.
Supplemental Information (unaudited)
Shareholder Expense Example
Fund Expenses--As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2008 to June 30, 2008.
Actual Expenses--The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes--The “hypothetical”lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Beginning Account Value, January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During Period(1)	Annualized Expense Ratio

Money Market Fund

Trust	Actual	$ 1,000.00	$ 1,010.10	$ 3.85	0.77%
	Hypothetical(2)	$ 1,000.00	$ 1,021.17	$ 3.88	0.77%

Investment A	Actual	$ 1,000.00	$ 1,008.90	$ 5.09	1.02%
	Hypothetical(2)	$ 1,000.00	$ 1,019.93	$ 5.14	1.02%

Investment B	Actual	$ 1,000.00	$ 1,006.40	$ 7.58	1.52%
	Hypothetical(2)	$ 1,000.00	$ 1,017.44	$ 7.65	1.52%

Interfund	Actual	$ 1,000.00	$ 1,011.40	$ 2.60	0.52%
	Hypothetical(2)	$ 1,000.00	$ 1,022.41	$ 2.62	0.52%

Ohio Municipal Money Market Fund

Trust	Actual	$ 1,000.00	$ 1,009.50	$ 4.10	0.82%
	Hypothetical(2)	$ 1,000.00	$ 1,020.92	$ 4.13	0.82%

Investment A	Actual	$ 1,000.00	$ 1,008.20	$ 5.34	1.07%
	Hypothetical(2)	$ 1,000.00	$ 1,019.68	$ 5.39	1.07%

Tax-Free Money Market Fund

Trust	Actual	$ 1,000.00	$ 1,009.80	$ 4.25	0.85%
	Hypothetical(2)	$ 1,000.00	$ 1,020.77	$ 4.28	0.85%

Investment A	Actual	$ 1,000.00	$ 1,008.50	$ 5.54	1.11%
	Hypothetical(2)	$ 1,000.00	$ 1,019.48	$ 5.59	1.11%

U.S. Treasury Money Market Fund

Trust	Actual	$ 1,000.00	$ 1,006.90	$ 3.54	0.71%
	Hypothetical(2)	$ 1,000.00	$ 1,021.47	$ 3.57	0.71%

Investment A	Actual	$ 1,000.00	$ 1,005.60	$ 4.79	0.96%
	Hypothetical(2)	$ 1,000.00	$ 1,020.23	$ 4.83	0.96%

Dividend Capture Fund

Trust	Actual	$ 1,000.00	$ 915.50	$ 6.19	1.30%
	Hypothetical(2)	$ 1,000.00	$ 1,018.54	$ 6.55	1.30%

Investment A	Actual	$ 1,000.00	$ 913.70	$ 7.38	1.55%
	Hypothetical(2)	$ 1,000.00	$ 1,017.29	$ 7.80	1.55%

Investment B	Actual	$ 1,000.00	$ 912.00	$ 9.75	2.05%
	Hypothetical(2)	$ 1,000.00	$ 1,014.81	$ 10.32	2.05%

Growth Fund

Trust	Actual	$ 1,000.00	$ 931.80	$ 5.38	1.12%
	Hypothetical(2)	$ 1,000.00	$ 1,019.43	$ 5.64	1.12%

Investment A	Actual	$ 1,000.00	$ 930.60	$ 6.58	1.37%
	Hypothetical(2)	$ 1,000.00	$ 1,018.19	$ 6.90	1.37%

Investment B	Actual	$ 1,000.00	$ 928.30	$ 8.97	1.87%
	Hypothetical(2)	$ 1,000.00	$ 1,015.70	$ 9.42	1.87%

Income Equity Fund

Trust	Actual	$ 1,000.00	$ 802.40	$ 5.11	1.14%
	Hypothetical(2)	$ 1,000.00	$ 1,019.33	$ 5.74	1.14%

Investment A	Actual	$ 1,000.00	$ 801.40	$ 6.23	1.39%
	Hypothetical(2)	$ 1,000.00	$ 1,018.09	$ 7.00	1.39%

Investment B	Actual	$ 1,000.00	$ 799.30	$ 8.46	1.89%
	Hypothetical(2)	$ 1,000.00	$ 1,015.60	$ 9.52	1.89%

International Equity Fund

Trust	Actual	$ 1,000.00	$ 922.00	$ 7.36	1.54%
	Hypothetical(2)	$ 1,000.00	$ 1,017.34	$ 7.75	1.54%

Investment A	Actual	$ 1,000.00	$ 921.40	$ 8.55	1.79%
	Hypothetical(2)	$ 1,000.00	$ 1,016.10	$ 9.01	1.79%

Investment B	Actual	$ 1,000.00	$ 919.00	$ 10.93	2.29%
	Hypothetical(2)	$ 1,000.00	$ 1,013.61	$ 11.53	2.29%

Macro 100 Fund

Trust	Actual	$ 1,000.00	$ 849.80	$ 6.62	1.44%
	Hypothetical(2)	$ 1,000.00	$ 1,017.84	$ 7.25	1.44%

Investment A	Actual	$ 1,000.00	$ 849.10	$ 7.77	1.69%
	Hypothetical(2)	$ 1,000.00	$ 1,016.60	$ 8.51	1.69%

Investment B	Actual	$ 1,000.00	$ 847.30	$ 10.10	2.20%
	Hypothetical(2)	$ 1,000.00	$ 1,014.06	$ 11.08	2.20%

Mid Corp America Fund

Trust	Actual	$ 1,000.00	$ 948.60	$ 6.20	1.28%
	Hypothetical(2)	$ 1,000.00	$ 1,018.63	$ 6.44	1.28%

Investment A	Actual	$ 1,000.00	$ 947.60	$ 7.36	1.52%
	Hypothetical(2)	$ 1,000.00	$ 1,017.44	$ 7.65	1.52%

Investment B	Actual	$ 1,000.00	$ 944.90	$ 9.77	2.02%
	Hypothetical(2)	$ 1,000.00	$ 1,014.96	$ 10.17	2.02%

New Economy Fund

Trust	Actual	$ 1,000.00	$ 891.70	$ 6.63	1.41%
	Hypothetical(2)	$ 1,000.00	$ 1,017.99	$ 7.10	1.41%

Investment A	Actual	$ 1,000.00	$ 890.30	$ 7.80	1.66%
	Hypothetical(2)	$ 1,000.00	$ 1,016.75	$ 8.36	1.66%

Investment B	Actual	$ 1,000.00	$ 888.00	$ 10.14	2.16%
	Hypothetical(2)	$ 1,000.00	$ 1,014.26	$ 10.88	2.16%

Real Strategies Fund

Trust	Actual	$ 1,000.00	$ 1,058.60	$ 7.06	1.38%
	Hypothetical(2)	$ 1,000.00	$ 1,018.14	$ 6.95	1.38%

Investment A	Actual	$ 1,000.00	$ 1,056.80	$ 8.34	1.63%
	Hypothetical(2)	$ 1,000.00	$ 1,016.89	$ 8.21	1.63%

Investment B	Actual	$ 1,000.00	$ 1,054.10	$ 10.88	2.13%
	Hypothetical(2)	$ 1,000.00	$ 1,014.41	$ 10.72	2.13%

Rotating Markets Fund

Trust	Actual	$ 1,000.00	$ 875.80	$ 5.36	1.15%
	Hypothetical(2)	$ 1,000.00	$ 1,019.28	$ 5.79	1.15%

Investment A	Actual	$ 1,000.00	$ 874.90	$ 6.53	1.40%
	Hypothetical(2)	$ 1,000.00	$ 1,018.04	$ 7.05	1.40%

Investment B	Actual	$ 1,000.00	$ 872.50	$ 8.85	1.90%
	Hypothetical(2)	$ 1,000.00	$ 1,015.55	$ 9.57	1.90%

Situs Fund

Trust	Actual	$ 1,000.00	$ 918.30	$ 6.25	1.31%
	Hypothetical(2)	$ 1,000.00	$ 1,018.49	$ 6.60	1.31%

Investment A	Actual	$ 1,000.00	$ 917.10	$ 7.44	1.56%
	Hypothetical(2)	$ 1,000.00	$ 1,017.24	$ 7.85	1.56%

Investment B	Actual	$ 1,000.00	$ 914.90	$ 9.81	2.06%
	Hypothetical(2)	$ 1,000.00	$ 1,014.76	$ 10.37	2.06%

Technical Opportunities Fund

Trust*	Actual	$ 1,000.00	$ 995.00	$ 3.31	1.99%
	Hypothetical(2)	$ 1,000.00	$ 1,015.10	$ 10.02	1.99%

Investment A*	Actual	$ 1,000.00	$ 995.00	$ 3.72	2.24%
	Hypothetical(2)	$ 1,000.00	$ 1,013.86	$ 11.28	2.24%

Investment B*	Actual	$ 1,000.00	$ 994.00	$ 4.75	2.86%
	Hypothetical(2)	$ 1,000.00	$ 1,010.78	$ 14.40	2.86%

Fixed Income Fund

Trust	Actual	$ 1,000.00	$ 1,011.50	$ 5.20	1.04%
	Hypothetical(2)	$ 1,000.00	$ 1,019.83	$ 5.24	1.04%

Investment A	Actual	$ 1,000.00	$ 1,010.30	$ 6.45	1.29%
	Hypothetical(2)	$ 1,000.00	$ 1,018.59	$ 6.49	1.29%

Investment B	Actual	$ 1,000.00	$ 1,007.80	$ 8.99	1.80%
	Hypothetical(2)	$ 1,000.00	$ 1,016.05	$ 9.06	1.80%

Intermediate Government Income Fund

Trust	Actual	$ 1,000.00	$ 1,013.80	$ 5.31	1.06%
	Hypothetical(2)	$ 1,000.00	$ 1,019.73	$ 5.34	1.06%

Investment A	Actual	$ 1,000.00	$ 1,012.50	$ 6.55	1.31%
	Hypothetical(2)	$ 1,000.00	$ 1,018.49	$ 6.60	1.31%

Investment B	Actual	$ 1,000.00	$ 1,011.00	$ 9.05	1.81%
	Hypothetical(2)	$ 1,000.00	$ 1,016.00	$ 9.11	1.81%

Michigan Tax-Free Fund

Trust	Actual	$ 1,000.00	$ 995.10	$ 7.39	1.49%
	Hypothetical(2)	$ 1,000.00	$ 1,017.59	$ 7.50	1.49%

Investment A	Actual	$ 1,000.00	$ 993.90	$ 8.63	1.74%
	Hypothetical(2)	$ 1,000.00	$ 1,016.35	$ 8.76	1.74%

Investment B	Actual	$ 1,000.00	$ 990.50	$ 11.09	2.24%
	Hypothetical(2)	$ 1,000.00	$ 1,013.86	$ 11.28	2.24%

Mortgage Securities Fund

Trust	Actual	$ 1,000.00	$ 1,014.20	$ 5.41	1.08%
	Hypothetical(2)	$ 1,000.00	$ 1,019.63	$ 5.44	1.08%

Investment A	Actual	$ 1,000.00	$ 1,011.70	$ 6.65	1.33%
	Hypothetical(2)	$ 1,000.00	$ 1,018.39	$ 6.70	1.33%

Investment B	Actual	$ 1,000.00	$ 1,009.00	$ 9.14	1.83%
	Hypothetical(2)	$ 1,000.00	$ 1,015.90	$ 9.21	1.83%

Ohio Tax-Free Fund

Trust	Actual	$ 1,000.00	$ 998.80	$ 5.91	1.19%
	Hypothetical(2)	$ 1,000.00	$ 1,019.08	$ 5.99	1.19%

Investment A	Actual	$ 1,000.00	$ 998.10	$ 7.15	1.44%
	Hypothetical(2)	$ 1,000.00	$ 1,017.84	$ 7.25	1.44%

Investment B	Actual	$ 1,000.00	$ 995.10	$ 9.62	1.94%
	Hypothetical(2)	$ 1,000.00	$ 1,015.35	$ 9.77	1.94%

Short/Intermediate Fixed Income Securities Fund

Trust	Actual	$ 1,000.00	$ 1,009.40	$ 5.30	1.06%
	Hypothetical(2)	$ 1,000.00	$ 1,019.73	$ 5.34	1.06%

Investment A	Actual	$ 1,000.00	$ 1,008.20	$ 6.54	1.31%
	Hypothetical(2)	$ 1,000.00	$ 1,018.49	$ 6.60	1.31%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2008 through June 30, 2008. The “Financial Highlights” tables in the Funds’ financial statements, included in this report, also show the gross expense ratios, without such reimbursements.
(2) Hypothetical assumes 5% annual return before expenses.
* Information shown reflects values using expense ratios for the period from May 1, 2008 (date of commencement of operations) to
June 30, 2008.
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.
The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of the Huntington Funds and is the custodian of certain Funds. State Street Bank and Trust Company is also a custodian to one of the Funds. Unified Fund Services, Inc., a subsidiary of Huntington Bancshares, Inc., is the Funds’ transfer and dividend disbursing agent. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Company and Edgewood Services, Inc., the Sub-Administrator and Distributor of the Huntington Funds, respectively, are not affiliated with The Huntington National Bank.
Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.
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Huntington Funds Shareholder Services: 1-800-253-0412
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27608 (8/08)

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Semi-Annual
Shareholder
Report
Equity Funds

Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
(formerly Huntington VA Situs Small Cap Fund)
Income Funds
Huntington VA Mortgage Securities Fund
JUNE 30, 2008
Huntington VA Dividend Capture Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Common Stock (includes 13.6% Real Estate Investment Trusts)	55.8%
Preferred Stock (includes 2.4% Real Estate Investment Trusts)	30.8%
Other Investments (Collateral for Securities Lending)	11.0%
Exchange Traded Funds	2.1%
Cash[1]	0.3%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 62.3%
	Consumer Discretionary -- 3.6%
11,500	CBS Corp., Class B (a)	$ 224,135
8,000	Snap-on, Inc. (a)	416,080
12,000	The Stanley Works	537,960
13,000	The Walt Disney Co.	405,600

		1,583,775

	Consumer Staples -- 4.8%
17,000	Archer-Daniels-Midland Co.	573,750
27,000	ConAgra Foods, Inc.	520,560
4,000	Molson Coors Brewing Co., Class B	217,320
6,000	Reynolds American, Inc.	280,020
16,500	SUPERVALU, Inc.	509,685

		2,101,335

	Energy -- 2.7%
3,000	Chevron Texaco Corp.	297,390
6,500	ConocoPhillips	613,535
6,500	Valero Energy Corp.	267,670

		1,178,595

	Financials -- 11.8%
9,000	ACE Ltd.	495,810
28,500	American Capital Strategies Ltd. (a)	677,445
10,500	Bank of America Corp.	250,635
12,750	Chubb Corp.	624,877
10,000	Hartford Financial Services Group, Inc.	645,700
15,500	JPMorgan Chase & Co.	531,805
17,000	KeyCorp	186,660
18,000	Lehman Brothers Holdings, Inc. (a)	356,580
3,000	Prudential Financial, Inc.	179,220
13,000	Regions Financial Corp. (a)	141,830
9,500	The Travelers Cos., Inc.	412,300
8,500	Wachovia Corp. (a)	132,005
22,500	Wells Fargo & Co.	534,375

		5,169,282

	Health Care -- 5.1%
11,500	AstraZeneca PLC ADR	489,095
7,000	Johnson & Johnson	450,380
	Health Care -- (continued)
17,500	Merck & Co., Inc.	$ 659,575
22,500	Pfizer, Inc.	393,075
5,500	Wyeth	263,780

		2,255,905

	Industrials -- 8.2%
20,500	Cooper Industries Ltd., Class A	809,750
2,000	CSX Corp.	125,620
7,000	Eaton Corp.	594,790
9,000	Illinois Tool Works, Inc.	427,590
6,000	Lockheed Martin Corp.	591,960
21,000	R.R. Donnelley & Sons Co.	623,490
8,000	Raytheon Co.	450,240

		3,623,440

	Materials -- 2.1%
2,500	Air Products & Chemical, Inc. (a)	247,150
9,000	Du Pont (E.I.) de Nemours & Co.	386,010
6,000	Lubrizol Corp.	277,980

		911,140

	Real Estate Investment Trusts -- 15.2%
9,443	Apartment Investment & Management Co.	321,629
13,500	Brandywine Realty Trust (a)	212,760
26,500	Cedar Shopping Centers, Inc.	310,580
9,000	Entertainment Properties Trust (a)	444,960
10,500	Equity Residential	401,835
11,000	First Industrial Realty Trust, Inc. (a)	302,170
10,000	HCP, Inc.	318,100
10,000	Highwoods Properties, Inc.	314,200
14,500	Hospitality Properties Trust	354,670
21,000	Host Hotels & Resorts, Inc.	286,650
13,000	Lexington Realty Trust (a)	177,190
14,000	Liberty Property Trust	464,100
8,000	Mack-Cali Realty Corp.	273,360
6,000	Mid-America Apartment Communities, Inc.	306,240
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
20,000	National Retail Properties, Inc.	$ 418,000
10,000	ProLogis Trust	543,500
8,000	Realty Income Corp. (a)	182,080
6,500	Simon Property Group, Inc.	584,285
15,000	Weingarten Realty Investors	454,800

		6,671,109

	Technology -- 3.1%
7,500	Accenture Ltd., Class A	305,400
9,000	Hewlett-Packard Co. (a)	397,890
3,000	International Business Machines Corp.	355,590
28,000	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	305,480

		1,364,360

	Telecommunications -- 2.9%
9,500	AT&T, Inc.	320,055
13,500	Embarq Corp.	638,145
160	FairPoint Communications, Inc.	1,156
8,500	Verizon Communications, Inc. (a)	300,900

		1,260,256

	Utilities -- 2.8%
14,000	Consolidated Edison, Inc. (a)	547,260
22,000	Duke Energy Corp.	382,360
15,500	Xcel Energy, Inc.	311,085

		1,240,705

	Total Common Stocks (Cost $31,828,241)	27,359,862

PREFERRED STOCKS --34.3%
	Consumer Discretionary -- 1.9%
35,000	Comcast Corp., 7.000%	826,000

		826,000

	Financials -- 25.8%
45,000	ABN Amro Capital Funding Trust V, 5.900%	761,400
27,000	American International Group, Series A-4, 6.450%	493,830
14,000	ASBC Capital I, 7.625%	326,200
21,000	BAC Capital Trust XII, 6.875%	459,900
12,000	Barclays Bank PLC, Series 2, 6.625%	234,240
28,000	Citigroup Capital Trust VIII, 6.950%	560,280
4,000	Fleet Capital Trust VIII, 7.200%	87,000
12,492	Goldman Sachs Group, Inc., Series B, 6.200%	268,328
28,000	HSBC Holdings PLC, Series A, 6.200%	577,080
40,000	ING Groep NV, 6.125%	712,000
20,000	JPMorgan Chase & Co., Series X, 7.000% (a)	476,800
33,000	KeyCorp Capital VIII, 7.000% (a)	476,850
23,000	Lehman Brothers Holdings, Inc., 6.500%	393,070
25,000	Merrill Lynch & Co. Capital Trust V, 7.280%	472,250
19,846	MetLife, Inc., Series B, 6.500%	424,705
28,000	Morgan Stanley Capital Trust, 6.600%	516,880
	Financials -- (continued)
31,000	National City Capital Trust II, 6.625%	$ 388,120
11,914	PLC Capital Trust IV, 7.250%	253,053
16,278	Prudential PLC, 6.500%	301,143
32,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	665,280
10,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	172,600
31,000	Royal Bank of Scotland Group PLC, Series N, 6.350%	559,240
20,000	SLM Corp., 6.000%	350,000
4,692	SunTrust Capital IX, 7.875%	99,611
35,000	The Bank of New York, Inc. Capital V, 7.800%	724,500
27,000	Wells Fargo Capital Trust VIII, 5.850%	561,600

		11,315,960

	Real Estate Investment Trusts -- 2.7%
2,000	Duke Realty Corp., Series O, 8.375%	47,740
7,000	ProLogis Trust, Series F, 6.750%	149,800
52,000	Public Storage, Series F, 6.450%	999,960

		1,197,500

	Telecommunications -- 0.9%
15,000	AT&T, Inc., 6.375% (a)	375,150

		375,150

	Utilities -- 3.0%
37,000	BGE Capital Trust II, 6.200%	819,550
19,000	FPL Group Capital, Inc., Series A, 6.600%	470,250
2,000	Xcel Energy, Inc., 7.600%	49,340

		1,339,140

	Total Preferred Stocks (Cost $18,778,748)	15,053,750

MUTUAL FUNDS -- 2.3%
	Exchange Traded Funds -- 2.3%
21,000	AMEX Technology SPDR (a)	480,270
4,000	S&P Depositary Receipt (a)	512,000

	Total Mutual Funds (Cost $819,402)	992,270

CASH EQUIVALENTS -- 0.3%
117,145	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	117,145

	Total Cash Equivalents (Cost $117,145)	117,145

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING--12.3%
	Pool of various securities for the Huntington Funds	5,417,229

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,417,229)	5,417,229

Total Investments (Cost $56,960,765) -- 111.5%		48,940,256
Liabilities in Excess of Other Assets -- (11.5)%		(5,050,909)

Net Assets -- 100.0%		$ 43,889,347

Huntington VA Growth Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Other Investments (Collateral for Securities Lending)	21.4%
Energy	18.0%
Technology	18.0%
Health Care	9.4%
Consumer Staples	7.7%
Industrials	5.0%
Materials	4.6%
Consumer Discretionary	4.6%
Cash[1]	4.0%
Financials	3.8%
Utilities	3.5%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 95.3%
	Consumer Discretionary -- 5.9%
7,940	McDonald’s Corp.	$ 446,387
6,800	Nike, Inc., Class B	405,348
1,450	SPX Corp.	191,008
6,000	The TJX Co., Inc.	188,820

		1,231,563

	Consumer Staples --9.8%
4,600	Archer-Daniels-Midland Co.	155,250
2,935	Colgate-Palmolive Co.	202,808
4,700	Costco Wholesale Corp. (a)	329,658
7,640	CVS Corp.	302,315
6,100	Molson Coors Brewing Co., Class B	331,413
5,300	Wal-Mart Stores, Inc.	297,860
2,180	Wimm-Bill-Dann Foods ADR*	229,380
6,400	Yum! Brands, Inc.	224,576

		2,073,260

	Energy -- 23.0%
6,500	Anadarko Petroleum Corp.	486,460
3,550	Devon Energy Corp.	426,568
3,845	Exxon Mobil Corp.	338,860
460	First Solar, Inc.*	125,497
7,300	Halliburton Co.	387,411
3,100	Hess Corp. (a)	391,189
4,000	Murphy Oil Corp. (a)	392,200
3,200	Noble Energy, Inc.	321,792
9,490	Occidental Petroleum Corp. (a)	852,771
4,840	Petroleo Brasileiro SA ADR	342,817
1,950	Transocean, Inc.*	297,161
9,400	Weatherford International, Inc.*	466,146

		4,828,872

	Financials -- 4.8%
3,200	Aflac, Inc.	$ 200,960
9,450	Banco Bradesco SA ADR	193,347
1,900	BlackRock, Inc. (a)	336,300
3,500	Credicorp Ltd.	287,420

		1,018,027

	Health Care -- 12.0%
4,725	Abbott Laboratories (a)	250,283
2,240	Alcon, Inc.	364,649
7,855	Baxter International, Inc. (a)	502,249
9,000	Gilead Sciences, Inc.*	476,550
7,500	Novo-Nordisk A/S	495,000
4,000	Teva Pharmaceutical Industries Ltd. ADR	183,200
4,375	Thermo Fisher Scientific, Inc.* (a)	243,819

		2,515,750

	Industrials --6.4%
4,300	Emerson Electric Co.	212,635
3,175	Lockheed Martin Corp.	313,245
6,650	Manitowoc Co.	216,325
4,900	McDermott International, Inc.*	303,261
4,000	Union Pacific Corp.	302,000

		1,347,466

COMMON STOCKS -- (continued)
	Materials -- 5.9%
3,500	ArcelorMittal, Class A (a)	$ 346,745
1,182	Freeport-McMoran Copper & Gold, Inc., Class B	138,519
3,100	Monsanto Co.	391,964
3,850	Praxair, Inc. (a)	362,824

		1,240,052

	Technology -- 23.0%
4,260	Amphenol Corp., Class A	191,189
2,775	Apple Computer, Inc.* (a)	464,646
12,300	Cisco Systems, Inc.* (a)	286,098
14,300	Corning, Inc. (a)	329,615
5,450	FLIR Systems, Inc.*	221,106
2,700	Genzyme Corp.*	194,454
380	Google, Inc., Class A*	200,040
3,800	Harris Corp.	191,862
4,962	Hewlett-Packard Co. (a)	219,370
4,455	International Business Machines Corp.	528,051
4,035	MEMC Electronic Materials, Inc.*	248,314
10,970	Microsoft Corp.	301,785
28,600	Oracle Corp.*	600,600
2,100	Priceline.com, Inc.* (a)	242,466
3,350	Research In Motion Ltd.*	391,615
6,300	Western Digital Corp.*	217,539

		4,828,750

	Utilities -- 4.5%
3,715	FirstEnergy Corp.	$ 305,856
4,775	FPL Group, Inc.	313,144
7,590	NRG Energy, Inc.*	325,611

		944,611

	Total Common Stocks (Cost $17,089,777)	20,028,351

CASH EQUIVALENTS--5.1%
1,065,032	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	1,065,032

	Total Cash Equivalents (Cost $1,065,032)	1,065,032

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 27.2%
	Pool of various securities for the Huntington Funds	5,713,899

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,713,899)	5,713,899

Total Investments (Cost $23,868,708) -- 127.6%		26,807,282
Liabilities in Excess of Other Assets -- (27.6)%		(5,801,662)

Net Assets -- 100.0%		$ 21,005,620

Huntington VA Income Equity Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Other Investments (Collateral for Securities Lending)	18.1%
Financials	15.2%
Industrials	13.1%
Health Care	9.2%
Technology	8.5%
Consumer Staples	8.1%
Energy	6.1%
Consumer Discretionary	5.8%
Telecommunications	4.5%
Utilities	3.9%
Real Estate Investment Trusts	3.1%
Materials	2.5%
Cash[1]	1.9%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 98.7%
	Consumer Discretionary -- 7.1%
19,900	CBS Corp., Class B (a)	$ 387,851
17,000	D. R. Horton, Inc.	184,450
13,400	Lennar Corp., Class A (a)	165,356
13,000	Royal Caribbean Cruises Ltd. (a)	292,110
13,000	The Gap, Inc.	216,710
8,300	Tyco International Ltd.	332,332
5,400	Whirlpool Corp.	333,342

		1,912,151

	Consumer Staples -- 10.0%
18,500	Archer-Daniels-Midland Co. (a)	624,375
18,300	ConAgra Foods, Inc.	352,824
9,500	General Mills, Inc.	577,315
7,400	Molson Coors Brewing Co., Class B	402,042
11,700	SUPERVALU, Inc.	361,413
6,900	Wal-Mart Stores, Inc.	387,780

		2,705,749

	Energy -- 7.5%
5,700	Chevron Texaco Corp.	565,041
6,600	ConocoPhillips	622,974
4,500	Occidental Petroleum Corp. (a)	404,370
10,200	Progress Energy, Inc.	426,666

		2,019,051

	Financials -- 18.7%
17,900	Banco Santander SA ADR	$ 325,601
13,600	Bank of America Corp.	324,632
8,400	Bank of New York Mellon Corp.	317,772
24,100	BB&T Corp. (a)	548,757
6,500	Chubb Corp.	318,565
14,100	Cincinnati Financial Corp.	358,140
34,100	Fifth Third Bancorp (a)	347,138
5,700	ING Groep NV ADR	179,835
13,200	JPMorgan Chase & Co.	452,892
11,300	Lehman Brothers Holdings, Inc. (a)	223,853
38,100	Regions Financial Corp. (a)	415,671
11,200	The Travelers Cos., Inc.	486,080
15,000	U.S. Bancorp (a)	418,350
14,000	Wells Fargo & Co.	332,500

		5,049,786

	Health Care -- 11.4%
6,700	Abbott Laboratories (a)	354,899
7,500	Covidien Ltd.	359,175
7,900	Eli Lilly & Co. (a)	364,664
7,900	Johnson & Johnson	508,286
29,500	Pfizer, Inc.	515,365
11,400	Sanofi-Aventis ADR (a)	378,822
12,400	Wyeth	594,704

		3,075,915

COMMON STOCKS -- (continued)
	Industrials -- 16.2%
6,900	Autoliv, Inc.	$ 321,678
4,500	Caterpillar, Inc.	332,190
8,400	Dover Corp.	406,308
5,200	Eastman Chemical Co.	358,072
6,000	Eaton Corp.	509,820
4,200	General Dynamics Corp.	353,640
16,000	Ingersoll Rand Co.	598,880
6,200	L-3 Communications Holdings, Inc.	563,394
7,800	Parker Hannifin Corp.	556,296
12,700	R.R. Donnelley & Sons Co.	377,063

		4,377,341

	Materials -- 3.1%
7,500	Du Pont (E.I.) de Nemours & Co.	321,675
15,200	The Dow Chemical Co.	530,632

		852,307

	Real Estate Investment Trusts -- 3.8%
8,000	HCP, Inc.	254,480
4,100	Health Care REIT, Inc.	182,450
9,100	Hospitality Properties Trust	222,586
11,100	Mack-Cali Realty Corp.	379,287

		1,038,803

	Technology -- 10.5%
13,000	Hewlett-Packard Co. (a)	574,730
4,900	International Business Machines Corp.	580,797
13,100	Microsoft Corp.	360,381
15,400	Nokia Oyj ADR	377,300
12,100	Tyco Electronics Ltd.	433,422
8,200	United Technologies Corp.	505,940

		2,832,570

	Telecommunications -- 5.6%
10,300	AT&T, Inc.	$ 347,007
10,900	BCE, Inc. ADR	379,429
28,700	Deutsche Telecom AG ADR	469,819
27,100	Windstream Corp. (a)	334,414

		1,530,669

	Utilities -- 4.8%
8,500	Consolidated Edison, Inc. (a)	332,265
8,800	DTE Energy Co. (a)	373,472
16,400	Duke Energy Corp.	285,032
16,900	NiSource, Inc.	302,848

		1,293,617

	Total Common Stocks (Cost $28,498,259)	26,687,959

CASH EQUIVALENTS -- 2.3%
621,678	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	621,678

	Total Cash Equivalents (Cost $621,678)	621,678

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 22.3%
	Pool of various securities for the Huntington Funds	6,031,755

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,031,755)	6,031,755

Total Investments (Cost $35,151,692) -- 123.3%		33,341,392
Liabilities in Excess of Other Assets -- (23.3)%		(6,305,112)

Net Assets -- 100.0%		$ 27,036,280

Huntington VA International Equity Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Japan	22.1%
United Kingdom	15.6%
France	12.5%
Switzerland	6.2%
Germany	6.0%
Netherlands	5.9%
Singapore	4.7%
Exchange Traded Funds	3.9%
Spain	3.7%
Italy	3.6%
Sweden	3.1%
Canada	2.5%
Mexico	2.2%
Netherlands Antilles	2.2%
Norway	2.1%
Finland	1.9%
Ireland	1.5%
United States	0.3%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 88.1%
	Canada -- 2.3%
	Energy -- 2.3%
3,870	EnCana Corp.	$ 351,899

	Finland -- 1.7%
	Technology -- 1.7%
10,500	Nokia Oyj ADR	257,250

	France -- 11.5%
	Consumer Discretionary -- 1.6%
6,200	Vivendi	235,233

	Consumer Staples -- 2.2%
2,800	Groupe DANONE	196,600
9,280	Groupe DANONE ADR	130,420

		327,020

	Energy -- 2.5%

4,500	Total SA ADR	383,715

	Financials -- 1.9%
9,709	AXA ADR	285,639

	Materials -- 1.4%
1,400	Lafarge SA	214,650

	Utilities -- 1.9%
4,320	Suez SA ADR	294,307

		1,740,564

	Germany -- 5.5%
	Health Care -- 1.5%
3,200	Stada Arzneimittel AG	$ 229,320

	Technology -- 2.2%
6,350	SAP AG ADR	330,899

	Utilities -- 1.8%
3,900	E.ON AG ADR	262,093

		822,312

	Ireland -- 1.4%
	Financials -- 1.4%
4,235	Allied Irish Banks PLC ADR	130,395
8,500	Anglo Irish Bank Corp. PLC	80,959

		211,354

	Italy -- 3.3%
	Energy -- 2.1%
6,600	Saipem SpA	309,947

	Industrials -- 1.2%
7,100	Finmeccanica SpA	186,442

		496,389

COMMON STOCKS -- (continued)
	Japan -- 20.3%
	Consumer Discretionary -- 6.2%
7,010	Honda Motor Co. Ltd. ADR	$ 238,550
8,590	Matsushita Electric Industrial Co. ADR	183,998
500	Nintendo Co. Ltd.	282,095
14,575	Sharp Corp. ADR	237,727

		942,370

	Consumer Staples -- 3.2%
26,800	Ajinomoto Co., Inc.	253,435
3,300	Unicharm Corp.	234,671

		488,106

	Financials -- 2.3%
39,958	Mitsubishi UFJ Financial Group, Inc. ADR	351,630

	Health Care -- 1.8%
7,100	Eisai Co. Ltd.	250,777
450	Eisai Co. Ltd. ADR	15,919

		266,696

	Industrials -- 4.6%
2,400	FANUC Ltd.	234,417
3,000	KOMATSU Ltd.	83,639
1,225	KOMATSU Ltd. ADR	136,824
2,385	Secom Ltd. ADR	232,189

		687,069

	Technology -- 2.2%
6,351	Canon, Inc. ADR	325,235

		3,061,106

	Mexico -- 2.0%
	Materials -- 2.0%
12,189	Cemex S.A.B. de C.V. ADR*	301,068

	Netherlands -- 5.4%
	Consumer Discretionary -- 1.8%
8,125	Koninklijke (Royal) Phillips Electronics NV	274,625

	Financials -- 2.1%
9,908	ING Groep NV ADR	312,597

	Industrials -- 1.5%
6,645	TNT NV ADR	227,398

		814,620

	Netherlands Antilles -- 2.0%
	Energy -- 2.0%
2,780	Schlumberger Ltd.	298,655

	Norway -- 1.9%
	Telecommunications -- 1.9%
15,332	Telenor ASA	288,505

	Singapore -- 4.3%
	Industrials -- 2.2%
41,000	Keppel Corp. Ltd.	335,789

	Singapore -- (continued)
	Telecommunications -- 2.1%
12,005	Singapore Telecommunications ADR	$ 319,862

		655,651

	Spain -- 3.4%
	Financials -- 1.7%
13,050	Banco Bilbao Vizcaya Argentaria SA ADR	247,558

	Telecommunications -- 1.7%
3,274	Telefonica SA ADR	260,545

		508,103

	Sweden -- 2.8%
	Financials -- 0.9%
6,800	Swedbank AB, Class A	131,582

	Industrials -- 1.9%
21,500	Sandvik AB	294,613

		426,195

	Switzerland -- 5.7%
	Health Care -- 3.1%
6,090	Novartis AG ADR	335,194
750	Roche Holding AG	135,122

		470,316

	Materials -- 2.6%
5,930	Syngenta AG ADR	383,671

		853,987

	United Kingdom -- 14.3%
	Consumer Discretionary -- 1.9%
23,650	Pearson PLC ADR	289,713

	Consumer Staples -- 3.8%
2,891	Cadbury PLC ADR	145,475
23,000	Tate & Lyle PLC	182,081
11,074	Tesco PLC ADR	244,172

		571,728

	Energy -- 2.3%
2,650	BG Group PLC ADR	344,652

	Financials -- 1.6%
8,500	Standard Chartered PLC	242,078

	Health Care -- 1.0%
3,245	GlaxoSmithKline PLC ADR	143,494

	Industrials -- 1.6%
36,200	Rolls-Royce Group PLC	246,207

	Utilities -- 2.1%
2,800	Scottish & Southern Energy PLC	78,238
8,525	Scottish & Southern Energy PLC ADR	238,036

		316,274

		2,154,146

	United States -- 0.3%
	Consumer Staples -- 0.3%
2,168	Dr. Pepper Snapple Group, Inc.*	45,485

	Total Common Stocks (Cost $12,816,517)	13,287,289

MUTUAL FUNDS -- 3.6%
	Management Investment Operation -- 3.6%
6,000	iShares MSCI Hong Kong Index Fund	$ 101,580
4,500	iShares MSCI Japan Index Fund	56,160
16,600	iShares MSCI Malaysia Index Fund	171,810
9,800	iShares MSCI Taiwan Index Fund	138,474
3,013	Morgan Stanley India Fund	67,823

	Total Mutual Funds (Cost $585,802)	535,847

Total Investments (Cost $13,402,319) -- 91.7%		13,823,136
Other Assets in Excess of Liabilities -- 8.3%		1,254,521

Net Assets -- 100.0%		$ 15,077,657

Huntington VA Macro 100 Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Energy	17.1%
Financials	17.0%
Technology	13.7%
Consumer Discretionary	13.7%
Health Care	12.3%
Consumer Staples	10.0%
Industrials	8.1%
Utilities	3.3%
Materials	2.4%
Cash[1]	1.8%
Telecommunications	0.6%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 98.3%
	Consumer Discretionary -- 13.7%
1,000	Apollo Group, Inc., Class A*	$ 44,260
3,600	eBay, Inc.*	98,388
1,100	Ecolab, Inc.	47,289
2,000	Family Dollar Stores, Inc.	39,880
800	Fortune Brands, Inc.	49,928
1,400	Hasbro, Inc.	50,008
1,700	International Game Technology	42,466
2,300	Johnson Controls, Inc.	65,964
2,300	Leggett & Platt, Inc.	38,571
2,200	Liz Claiborne, Inc.	31,130
1,000	Meredith Corp.	28,290
3,000	Staples, Inc.	71,250
2,800	The Gap, Inc.	46,676
1,300	The Hershey Co.	42,614
2,100	The TJX Co., Inc.	66,087
100	The Washington Post Co., Class B	58,690
2,900	United Parcel Service, Inc., Class B	178,263
1,000	UST, Inc.	54,610

		1,054,364

	Consumer Staples -- 10.0%
1,900	Avon Products, Inc.	68,438
2,200	Constellation Brands, Inc.*	43,692
1,900	Dean Foods Co.*	37,278
1,300	Kellogg Co.	62,426
1,200	McCormick & Co., Inc.	42,792
4,400	Procter & Gamble Co.	267,564
1,600	SUPERVALU, Inc.	49,424
2,500	Sysco Corp.	68,775
	Consumer Staples -- (continued)
900	The Clorox Co.	$ 46,980
1,100	Wm. Wrigley Jr. Co.	85,558

		772,927

	Energy -- 17.2%
1,000	Apache Corp.	139,000
1,700	BJ Services Co.	54,298
1,800	Chesapeake Energy Corp.	118,728
800	CONSOL Energy, Inc.	89,896
800	ENSCO International, Inc.	64,592
800	Entergy Corp.	96,384
900	EOG Resources, Inc.	118,080
900	Integrys Energy Group, Inc.	45,747
2,300	Marathon Oil Corp.	119,301
1,600	Nabors Industries Ltd.*	78,768
1,200	Pinnacle West Capital Corp.	36,924
1,600	PPL Corp.	83,632
1,400	Progress Energy, Inc.	58,562
800	Range Resources Corp.	52,432
1,100	Rowan Cos., Inc.	51,425
1,700	XTO Energy, Inc.	116,467

		1,324,236

	Financials -- 17.0%
1,400	ACE Ltd.	77,126
10,800	Citigroup, Inc.	181,008
6,900	Countrywide Financial Corp.	29,325
2,200	H&R Block, Inc.	47,080
2,900	Hudson City Bancorp, Inc.	48,372
6,100	JPMorgan Chase & Co.	209,291
600	M&T Bank Corp.	42,324
COMMON STOCKS -- (continued)
	Financials -- (continued)
2,100	Marshall & Ilsley Corp.	$ 32,193
1,700	Paychex, Inc.	53,176
3,300	Progressive Corp.	61,776
2,900	SLM Corp.*	56,115
1,400	State Street Corp.	89,586
3,600	The Charles Schwab Corp.	73,944
700	Torchmark Corp.	41,055
5,000	U.S. Bancorp	139,450
6,200	Wachovia Corp.	96,286
1,000	Zions Bancorp	31,490

		1,309,597

	Health Care -- 12.3%
1,000	Becton, Dickinson & Co.	81,300
600	C.R. Bard, Inc.	52,770
2,800	Gilead Sciences, Inc.*	148,260
4,300	Johnson & Johnson	276,662
1,300	McKesson Corp.	72,683
3,200	Medtronic, Inc.	165,600
3,200	Mylan Laboratories, Inc.*	38,624
900	Sigma-Aldrich Corp.	48,474
1,000	Zimmer Holdings, Inc.*	68,050

		952,423

	Industrials -- 8.1%
3,300	Allied Waste Industries, Inc.*	41,646
1,400	General Dynamics Corp.	117,880
1,000	ITT Corp.	63,330
700	Jacobs Engineering Group, Inc.*	56,490
2,400	Masco Corp.	37,752
1,200	Pall Corp.	47,616
1,400	Pitney Bowes, Inc.	47,740
1,800	Union Pacific Corp.	135,900
2,100	Waste Management, Inc.	79,191

		627,545

	Materials -- 2.4%
900	Ball Corp.	$ 42,966
1,600	Pactiv Corp.*	33,968
1,200	Peabody Energy Corp.	105,660

		182,594

	Technology -- 13.7%
900	Affiliated Computer Services, Inc.*	48,141
1,400	BMC Software, Inc.*	50,400
11,200	Cisco Systems, Inc.*	260,512
1,800	Cognizant Technology Solutions Corp., Class A*	58,518
6,500	Dell, Inc.*	142,220
1,400	Electronic Arts, Inc.*	62,202
1,000	Fiserv, Inc.*	45,370
1,100	Genzyme Corp.*	79,222
1,900	Intuit, Inc.*	52,383
3,400	Jabil Circuit, Inc.	55,794
1,200	Lexmark International, Inc.*	40,116
1,800	SanDisk Corp.*	33,660
3,700	Symantec Corp.*	71,595
4,300	Xerox Corp.	58,308

		1,058,441

	Telecommunications -- 0.6%
3,700	Windstream Corp.	45,658

	Utilities -- 3.3%
1,500	Consolidated Edison, Inc.	58,635
2,200	Dominion Resources, Inc.	104,478
2,700	Southern Co.	94,284

		257,397

	Total Common Stocks (Cost $7,920,971)	7,585,182

CASH EQUIVALENTS -- 1.8%
135,499	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	135,499

	Total Cash Equivalents (Cost $135,499)	135,499

Total Investments (Cost $8,056,470) -- 100.1%		7,720,681
Liabilities in Excess of Other Assets -- (0.1)%		(8,174)

Net Assets -- 100.0%		$ 7,712,507

Huntington VA Mid Corp America Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Other Investments (Collateral for Securities Lending)	16.3%
Industrials	15.1%
Energy	12.9%
Technology	11.7%
Health Care	10.4%
Materials	8.1%
Financials	6.9%
Utilities	5.4%
Consumer Discretionary	4.6%
Exchange Traded Funds	3.4%
Consumer Staples	2.5%
Cash[1]	1.9%
Telecommunications	0.4%
Real Estate Investment Trusts	0.4%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 93.7%
	Consumer Discretionary -- 5.5%
3,750	Abercrombie & Fitch Co., Class A	$ 235,050
4,350	AnnTaylor Stores Corp.*	104,226
3,800	BorgWarner, Inc. (b)	168,644
3,810	Fidelity National Title Group, Inc., Class A	48,006
2,000	Hanover Insurance Group, Inc.	85,000
5,558	Nordstrom, Inc. (b)	168,407
700	Polo Ralph Lauren Corp.	43,946
3,000	Republic Services, Inc., Class A (b)	89,100
4,482	Royal Caribbean Cruises Ltd. (b)	100,711
3,300	Sonic Automotive, Inc.	42,537
2,893	The Stanley Works	129,693
1,400	UniFirst Corp.	62,524
1,920	V.F. Corp.	136,666
1,030	Whirlpool Corp. (a)	63,582
1,000	Wolverine World Wide, Inc.	26,670

		1,504,762

	Consumer Staples -- 3.0%
5,830	Church & Dwight Co., Inc.	328,520
4,670	Constellation Brands, Inc.*	92,746
2,911	Ralcorp Holdings, Inc.* (a)	143,920
2,200	Smithfield Foods, Inc.* (a)	43,736
6,794	SUPERVALU, Inc.	209,867

		818,789

	Energy -- 15.4%
900	Baker Hughes, Inc.	$ 78,606
13,058	Chesapeake Energy Corp. (a)	861,306
1,400	Forest Oil Corp.*	104,300
4,400	Helmerich & Payne, Inc.	316,888
1,133	Mariner Energy, Inc.*	41,887
5,070	Murphy Oil Corp. (a)	497,113
4,400	National Fuel Gas Co. (a)	261,712
7,584	Noble Energy, Inc.	762,647
1,300	Smith International, Inc.	108,082
11,700	Spectra Energy Corp.	336,258
1,293	Unit Corp.*	107,280
14,428	Weatherford International, Inc.*	715,485

		4,191,564

	Financials -- 8.2%
3,084	AmeriCredit Corp.* (a)	26,584
2,500	BancorpSouth, Inc.	43,725
2,266	BOK Financial Corp.	121,118
1,900	Cincinnati Financial Corp.	48,260
4,259	City National Corp.	179,176
780	Everest Re Group Ltd.	62,174
2,900	First American Financial Corp.	76,560
2,000	FirstMerit Corp.	32,620
1,121	Fulton Financial Corp.	11,266
6,060	Genworth Financial, Inc.	107,929
2,767	Legg Mason, Inc.	120,558
5,300	Lincoln National Corp.	240,196
COMMON STOCKS -- (continued)
	Financials -- (continued)
1,700	M&T Bank Corp.	$ 119,918
2,630	Nationwide Financial Services, Inc.	126,266
7,436	Old Republic International Corp.	88,042
4,723	Protective Life Corp.	179,710
4,100	T. Rowe Price Group, Inc.	231,527
2,964	TCF Financial Corp.	35,657
5,507	Torchmark Corp.	322,986
2,500	Wilmington Trust Corp.	66,100

		2,240,372

	Health Care -- 12.4%
2,600	Aetna, Inc.	105,378
7,700	AmerisourceBergen Corp.	307,923
5,785	Barr Laboratories, Inc.*	260,788
2,080	Biogen Idec, Inc.*	116,251
1,186	Cephalon, Inc.* (a)	79,094
5,900	Coventry Health Care, Inc.*	179,478
800	Dentsply International, Inc. (a)	29,440
5,680	Humana, Inc.*	225,894
8,556	Invitrogen Corp.*	335,909
3,533	Lincare Holdings, Inc.*	100,337
13,900	Mylan Laboratories, Inc.* (a)	167,773
2,620	Owens & Minor, Inc.	119,708
9,000	Pediatrix Medical Group, Inc.*	443,070
2,800	Quest Diagnostics, Inc.	135,716
11,713	Thermo Fisher Scientific, Inc.* (a)	652,765
3,600	WellCare Health Plans, Inc.*	130,140

		3,389,664

	Industrials -- 18.0%
1,875	Alliant Techsystems, Inc.*	190,650
7,312	Cooper Industries Ltd., Class A (a)	288,824
5,200	Cummins, Inc.	340,704
4,800	Eastman Chemical Co. (a)	330,528
4,100	Elbit Systems Ltd.	241,695
1,300	G&K Services, Inc., Class A	39,598
4,900	ITT Corp.	310,317
8,038	Kennametal, Inc.	261,637
6,159	L-3 Communications Holdings, Inc.	559,668
3,100	Mohawk Industries, Inc.* (a)	198,710
2,600	Oshkosh Corp. (a)	53,794
6,179	Pall Corp.	245,183
4,234	Parker Hannifin Corp.	301,969
3,700	Precision Castparts Corp.	356,569
3,600	Quanex Building Products Corp.	53,496
1,000	R.R. Donnelley & Sons Co.	29,690
300	Rockwell International Corp.	13,119
3,400	Ryder System, Inc.	234,192
2,800	Stericycle, Inc.* (a)	144,760
3,421	Teleflex, Inc.	190,173
3,200	Textron, Inc.	153,376
5,500	Thomas & Betts Corp.*	208,175
8,800	Wyndham Worldwide Corp.	157,608

		4,904,435

	Materials -- 9.7%
6,600	Albemarle Corp.	$ 263,406
8,600	AptarGroup, Inc.	360,770
600	Ball Corp.	28,644
2,000	Cymer, Inc.*	53,760
5,400	Cytec Industries, Inc.	294,624
10,000	FMC Corp.	774,400
3,360	Lubrizol Corp.	155,669
1,100	Minerals Technologies, Inc.	69,949
2,300	Pactiv Corp.*	48,829
2,250	PPG Industries, Inc.	129,082
3,800	RPM International, Inc.	78,280
800	Schnitzer Steel Industries, Inc.	91,680
5,200	Terra Industries, Inc.	256,620
700	Texas Industries, Inc. (a)	39,291

		2,645,004

	Real Estate Investment Trusts -- 0.5%
2,700	First Industrial Realty Trust, Inc. (a)	74,169
5,040	Host Hotels & Resorts, Inc.	68,796

		142,965

	Technology -- 14.0%
18,354	Activision, Inc.*	625,321
1,900	Amdocs Ltd.*	55,898
8,700	Arris Group, Inc.* (a)	73,515
2,600	Avocent Corp.*	48,360
3,995	Benchmark Electronics, Inc.*	65,278
9,980	Broadcom Corp., Class A*	272,354
4,070	Cypress Semiconductor Corp.*	100,732
2,860	Electronic Arts, Inc.*	127,070
3,475	Fidelity National Information Services, Inc.	128,262
600	Fiserv, Inc.*	27,222
5,232	FLIR Systems, Inc.* (a)	212,262
5,410	Forrester Research, Inc.*	167,061
400	Genzyme Corp.*	28,808
5,100	Harris Corp.	257,499
3,778	Imation Corp.	86,592
6,400	Integrated Device Technology, Inc.*	63,616
2,792	International Rectifier Corp.*	53,606
2,500	Intersil Corp., Class A	60,800
3,200	JDA Software Group, Inc.*	57,920
4,400	Lam Research Corp.*	159,060
2,000	MEMC Electronic Materials, Inc.*	123,080
1,600	Molex, Inc.	39,056
4,948	NCR Corp.*	124,690
6,830	NVIDIA Corp.*	127,858
15,000	ON Semiconductor Corp.* (a)	137,550
2,140	Progress Software Corp.*	54,720
6,600	SanDisk Corp.*	123,420
3,800	Sybase, Inc.*	111,796
5,238	Teradata Corp.* (a)	121,207
4,762	Varian Semiconductor Equipment Associates, Inc.* (a)	165,813

		3,800,426

COMMON STOCKS -- (continued)
	Telecommunications -- 0.5%
1,407	CenturyTel, Inc.	$ 50,075
2,000	Telus Corp.	80,660

		130,735

	Utilities -- 6.5%
2,200	AGL Resources, Inc.	76,076
1,796	Allete, Inc.	75,432
2,300	Atmos Energy Corp.	63,411
1,700	Constellation Energy Group, Inc.	139,570
6,671	Energy East Corp.	164,907
9,481	MDU Resources Group, Inc.	330,508
1,800	New Jersey Resources Corp.	58,770
12,128	Questar Corp.	861,574

		1,770,248

	Total Common Stocks (Cost $18,476,663)	25,538,964

MUTUAL FUNDS -- 4.1%
	Exchange Traded Funds -- 4.1%
7,200	iShares S&P MidCap 400 Index Fund	$ 586,800
3,652	MidCap SPDR Trust Series 1 Index Fund	544,513

	Total Mutual Funds (Cost $688,326)	1,131,313

CASH EQUIVALENTS -- 2.3%
614,595	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	614,595

	Total Cash Equivalents (Cost $614,595)	614,595

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 19.3%
	Pool of various securities for the Huntington Funds	5,267,271

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,267,271)	5,267,271

Total Investments (Cost $25,046,855) -- 119.4%		32,552,143
Liabilities in Excess of Other Assets -- (19.4)%		(5,286,206)

Net Assets -- 100.0%		$ 27,265,937

Huntington VA New Economy Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Industrials	17.1%
Cash[1]	12.1%
Technology	11.9%
Other Investments (Collateral for Securities Lending)	10.5%
Energy	9.2%
Materials	8.1%
Real Estate Investment Trusts	7.4%
Health Care	6.3%
Financials	5.7%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Utilities	1.7%
Telecommunications	0.6%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 86.6%
	Consumer Discretionary -- 7.2%
2,400	Aeropostale, Inc.*	$ 75,192
3,000	Amerigon, Inc.*	21,330
3,000	Big Lots, Inc.*	93,720
1,900	CBRL Group, Inc.	46,569
5,700	GameStop Corp.*	230,280
2,000	Life Time Fitness, Inc.* (a)	59,100
3,000	Nintendo Co. Ltd. ADR*	211,901
4,000	Sonoco Products Co.	123,800
1,500	SPX Corp.	197,595
1,700	The Gymboree Corp.*	68,119
2,100	The St. Joe Co. (a)	72,072

		1,199,678

	Consumer Staples -- 4.5%
6,200	Corn Products International, Inc.	304,482
6,800	Cosan Ltd., Class A*	86,020
6,700	Dean Foods Co.*	131,454
12,000	Smithfield Foods, Inc.*	238,560

		760,516

	Energy -- 11.2%
4,400	Alpha Natural Resources, Inc.*	458,876
2,600	Cimarex Energy Co.	181,142
600	First Solar, Inc.*	163,692
6,600	Flotek Industries, Inc.* (a)	136,092
2,200	FMC Technologies, Inc.*	169,246
3,200	Frontier Oil Corp.	76,512
3,100	Helmerich & Payne, Inc.	223,262
	Energy -- (continued)
4,800	Hercules Offshore, Inc.*	$ 182,496
1,300	National Oilwell Varco, Inc.*	115,336
4,900	Patterson-Uti Energy, Inc.	176,596

		1,883,250

	Financials -- 6.4%
5,240	CB Richard Ellis Group, Inc., Class A*	100,608
3,000	City Holding Co.	122,310
5,800	Hudson City Bancorp, Inc. (a)	96,744
8,900	New York Community Bancorp, Inc.	158,776
6,800	UMB Financial Corp.	348,636
7,595	Willis Group Holdings Ltd.	238,255

		1,065,329

	Health Care -- 7.0%
4,300	BioMarin Pharmaceutical, Inc.*	124,614
2,500	Express Scripts, Inc.*	156,800
1,070	Intuitive Surgical, Inc.*	288,258
4,200	Invitrogen Corp.*	164,892
4,748	Pediatrix Medical Group, Inc.*	233,744
4,300	Perrigo Co. (a)	136,611
1,910	WellCare Health Plans, Inc.*	69,047

		1,173,966

COMMON STOCKS -- (continued)
	Industrials -- 17.9%
5,200	Aegean Marine Petroleum Network, Inc.	$ 211,588
3,800	AGCO Corp.* (a)	199,158
1,980	Ameron International Corp.	237,560
2,800	Bucyrus International, Inc.	204,456
3,700	Chicago Bridge & Iron Co. N.V.	147,334
1,000	Flowserve Corp.	136,700
3,200	Gardner Denver, Inc.*	181,760
7,300	GrafTech International Ltd.*	195,859
2,650	GulfMark Offshore, Inc.*	154,177
2,900	Kansas City Southern Industries, Inc.*	127,571
2,900	Lindsay Corp. (a)	246,412
6,000	Robbins & Myers, Inc.	299,220
3,000	Stericycle, Inc.* (a)	155,100
17,400	Stillwater Mining Co.* (a)	205,842
4,100	Tractor Supply Co.*	119,064
1,800	Valmont Industries, Inc. (a)	187,722

		3,009,523

	Materials -- 9.1%
2,700	Brush Engineered Materials, Inc.*	65,934
2,600	CF Industries Holdings, Inc. (a)	397,280
2,000	FMC Corp.	154,880
2,800	Harsco Corp.	152,348
1,400	Monsanto Co.	177,016
8,500	North American Palladium Ltd.*	46,750
1,300	Potash Corp. of Saskatchewan, Inc.	297,141
3,900	Steel Dynamics, Inc.	152,373
1,700	Terra Industries, Inc.	83,895

		1,527,617

	Real Estate Investment Trusts -- 8.3%
1,700	AvalonBay Communities, Inc.	151,572
9,900	Cousins Properties, Inc. (a)	228,690
7,200	Duke Realty Corp.	161,640
6,400	General Growth Properties, Inc.	224,192
5,000	Highwoods Properties, Inc.	157,100
4,500	Mack-Cali Realty Corp.	153,765
2,800	ProLogis Trust	152,180
1,900	Vornado Realty Trust	167,200

		1,396,339

	Technology -- 12.4%
10,870	Activision, Inc.*	$ 370,341
13,400	Arris Group, Inc.*	113,230
5,290	Atheros Communications, Inc.*	158,700
7,000	EMC Corp.*	102,830
5,100	Gentex Corp.	73,644
4,200	Immersion Corp.* (a)	28,602
12,430	Micron Technology, Inc.*	74,580
13,455	NVIDIA Corp.*	251,877
2,000	Research In Motion Ltd.*	233,800
4,910	SanDisk Corp.*	91,817
12,900	STEC, Inc.*(a)	132,483
1,400	VMware, Inc., Class A* (a)	75,404
5,500	Western Digital Corp.*	189,915
7,000	Wright Express Corp.*	173,600

		2,070,823

	Telecommunications -- 0.7%
8,200	ADC Telecommunications, Inc.*	121,114

	Utilities -- 1.9%
2,075	FirstEnergy Corp.	170,835
3,165	ONEOK, Inc.	154,547

		325,382

	Total Common Stocks (Cost $14,535,475)	14,533,537

CASH EQUIVALENTS -- 13.5%
2,258,435	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	2,258,435

	Total Cash Equivalents (Cost $2,258,435)	2,258,435

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 11.8%
	Pool of various securities for the Huntington Funds	1,977,117

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,977,117)	1,977,117

Total Investments (Cost $18,771,027) -- 111.9%		18,769,089
Liabilities in Excess of Other Assets -- (11.9)%		(1,989,741)

Net Assets -- 100.0%		$ 16,779,348

Huntington VA Real Strategies Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Materials	22.5%
Energy	18.0%
Industrials	15.0%
Other Investments (Collateral for Securities Lending)	13.9%
Exchange Traded Funds	11.1%
Cash[1]	8.6%
Real Estate Investment Trusts	6.1%
Consumer Staples	3.0%
Utilities	1.8%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 76.9%
	Consumer Staples -- 3.5%
500	Cosan Ltd., Class A*	$ 6,325
200	Dean Foods Co.*	3,924
100	Smithfield Foods, Inc.*	1,988

		12,237

	Energy -- 20.8%
100	Canadian Natural Resources Ltd. ADR	10,025
100	CONSOL Energy, Inc.	11,237
100	EnCana Corp.	9,093
100	National Oilwell Varco, Inc.*	8,872
200	Petroleo Brasileiro SA ADR	14,166
100	Sasol Ltd. ADR	5,894
86	StatoilHydro ASA ADR	3,215
100	Ultra Petroleum Corp.*	9,820

		72,322

	Industrials -- 17.4%
200	AGCO Corp.* (a)	10,482
100	Chicago Bridge & Iron Co. ADR	3,982
200	Companhia Vale do Rio Doce ADR	7,164
200	Kennametal, Inc.	6,510
300	Keppel Corp. Ltd. ADR	4,920
50	Monsanto Co.	6,322
300	Stillwater Mining Co.* (a)	3,549
200	Yara International ASA ADR	17,709

		60,638

	Materials -- 26.0%
100	BHP Billiton Ltd. ADR	$ 8,519
100	CRH PLC ADR	2,854
200	Impala Platinum ADR	7,894
210	Patriot Coal Corp.*	32,191
100	Peabody Energy Corp. (a)	8,805
100	Southern Copper Corp. (a)	10,663
100	The Mosaic Co.*	14,470
1,700	Uranium Energy Corp.*	5,100

		90,496

	Real Estate Investment Trusts -- 7.1%
100	Boston Properties, Inc. (a)	9,022
200	General Growth Properties, Inc.	7,006
100	Vornado Realty Trust	8,800

		24,828

	Utilities -- 2.1%
100	Questar Corp.	7,104

	Total Common Stocks (Cost $200,533)	267,625

MUTUAL FUNDS -- 12.9%
	Exchange Traded Funds -- 12.9%
300	iPath Dow Jones-AIG Livestock Total Return Sub-Index ETN*	13,002
400	PowerShares DB Agriculture (a)	16,284
200	PowerShares DB Silver Fund	6,462
100	SPDR Gold Trust	9,140

	Total Mutual Funds (Cost $40,739)	44,888

CASH EQUIVALENTS-- 10.0%
34,989	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	$ 34,989

	Total Cash Equivalents (Cost $34,989)	34,989

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 16.1%
	Pool of various securities for the Huntington Funds	$ 55,888

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $55,888)	55,888

Total Investments (Cost $332,149) -- 115.9%		403,390
Liabilities in Excess of Other Assets -- (15.9)%		(55,414)

Net Assets -- 100.0%		$ 347,976

Huntington VA Rotating Markets Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

United States of America	65.4%
Other Investments (Collateral for Securities Lending)	33.1%
Cash[1]	1.5%
Total	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
MUTUAL FUNDS -- 97.9%
	Exchange Traded Funds -- 97.9%
7,452	DIAMONDS Trust Series I (a)	$ 845,578
9,284	iShares Dow Jones U.S. Basic Materials Sector Index Fund (a)	784,034
5,517	iShares Dow Jones U.S. Energy Sector Index Fund (a)	835,605
2,013	iShares Dow Jones U.S. Financial Sector Index Fund	136,663
10,437	iShares Dow Jones U.S. Industrial Sector Index Fund (a)	672,769
7,840	iShares Dow Jones U.S. Transportation Average Index Fund (a)	693,291
13,305	iShares Russell 1000 Growth Index Fund (a)	734,968
10,955	iShares Russell 1000 Index Fund	772,437
15,560	PowerShares QQQ (a)	702,845
7,447	S&P Depositary Receipt (a)	953,216
3,577	Vanguard Consumer Discretionary	161,108
22,649	Vanguard Large Cap	1,313,869

	Total Mutual Funds (Cost $8,806,460)	8,606,383

CASH EQUIVALENTS -- 2.2%
192,325	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	$ 192,325

	Total Cash Equivalents (Cost $192,325)	192,325

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 49.5%
	Pool of various securities for the Huntington Funds	4,358,311

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,358,311)	4,358,311

Total Investments (Cost $13,357,096) -- 149.6%		13,157,019
Liabilities in Excess of Other Assets -- (49.6)%		(4,364,818)

Net Assets -- 100.0%		$ 8,792,201

Huntington VA Situs Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

Other Investments (Collateral for Securities Lending)	16.0%
Industrials	14.3%
Health Care	12.6%
Energy	11.7%
Technology	11.6%
Materials	9.7%
Consumer Discretionary	9.4%
Financials	6.1%
Telecommunications	2.9%
Consumer Staples	1.8%
Real Estate Investment Trusts	1.8%
Utilities	1.8%
Cash[1]	0.3%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Shares		Value
COMMON STOCKS -- 99.8%
	Bermuda -- 2.3%
	Financials -- 2.3%
6,250	Arch Capital Group, Ltd.*	$ 414,500

	Cayman Islands -- 2.4%
	Consumer Discretionary -- 1.2%
5,000	Garmin Ltd. (a)	214,200

	Consumer Staples -- 1.2%
9,100	Fresh Del Monte Produce, Inc.*	214,487

		428,687

	Finland -- 1.2%
	Industrials -- 1.2%
2,000	Cargotec Corp., Class B	69,616
4,200	Kone Oyj, Class B	147,714

		217,330

	Germany -- 1.2%
	Consumer Staples -- 0.4%
1,500	Douglas Holding AG	77,810

	Health Care -- 0.8%
1,900	Stada Arzneimittel AG	136,159

		213,969

	Hong Kong -- 0.4%
	Consumer Discretionary -- 0.4%
13,000	Television Broadcasts, Ltd.	75,029

	Ireland -- 0.6%
	Consumer Staples -- 0.6%
3,500	Kerry Group PLC	103,589

	Japan -- 1.3%
	Industrials -- 0.2%
3,500	Sato Corp.	$ 39,427

	Technology -- 1.1%
14,800	Furuno Electric Co., Ltd.	193,904

		233,331

	Sweden -- 0.4%
	Consumer Discretionary -- 0.4%
4,800	Haldex AB	72,352

	United Kingdom -- 0.6%
	Technology -- 0.6%
25,000	Halma PLC	106,053

	United States -- 89.4%
	Consumer Discretionary -- 9.2%
4,500	AnnTaylor Stores Corp.*	107,820
5,000	Audiovox Corp., Class A*	49,100
10,000	Brunswick Corp. (a)	106,000
8,000	Cabela’s, Inc., Class A* (a)	88,080
1,300	Columbia Sportswear Co. (a)	47,775
3,000	Ennis, Inc.	46,950
2,000	Fossil, Inc.*	58,140
10,000	Gander Mountain Co.* (a)	36,900
2,000	Hilb, Rogal & Hobbs Co.	86,920
1,000	Home Depot, Inc.	23,420
3,000	Jakks Pacific, Inc.*	65,550
4,000	Movado Group, Inc.	79,200
1,500	Polo Ralph Lauren Corp.	94,170
2,000	Rent-A-Center, Inc.* (a)	41,140
COMMON STOCKS -- (continued)
	United States -- (continued)
	Consumer Discretionary -- (continued)
14,000	ScanSource, Inc.*	$ 374,640
3,000	Skechers USA, Inc.*	59,280
5,000	Speedway Motorsports, Inc.	101,900
800	Toll Brothers, Inc.*	14,984
5,000	Urban Outfitters, Inc.* (a)	155,950
350	West Marine, Inc.*	1,435

		1,639,354

	Energy -- 13.9%
3,000	Alliance Resource Partners LP	167,040
2,000	Atwood Oceanics, Inc.*	248,680
4,550	Carbo Ceramics, Inc.	265,493
13,000	Denbury Resources, Inc.*	474,500
3,500	Dril-Quip, Inc.*	220,500
5,000	Headwaters, Inc.* (a)	58,850
1,744	Helix Energy Solutions Group, Inc.*	72,620
59	Hugoton Royalty Trust	2,183
1,000	Lufkin Industries, Inc.	83,280
5,000	Newfield Exploration Co.*	326,250
3,000	Oceaneering International, Inc.*	231,150
3,000	Saint Mary Land & Exploration Co.	193,920
1,000	Swift Energy Co.*	66,060
3,000	TETRA Technologies, Inc.*	71,130

		2,481,656

	Financials -- 5.0%
5,000	Bank of Florida Corp.*	36,250
8,000	BB&T Corp. (a)	182,160
10,200	Colonial Bancgroup, Inc. (a)	45,084
10,000	Cullen/Frost Bankers, Inc.	498,500
2,000	Philadelphia Consolidated Holdings Corp.*	67,940
1,500	WSFS Financial Corp.	66,900

		896,834

	Health Care -- 14.2%
10,000	Advanced Medical Optics, Inc.* (a)	187,400
20,000	Albany Molecular Research*	265,400
4,650	Bio-Rad Laboratories, Inc., Class A*	376,138
8,000	Cerner Corp.* (a)	361,440
5,500	Edwards LifeSciences Corp.*	341,220
3,000	Kindred Healthcare, Inc.*	86,280
6,000	Kinetic Concepts, Inc.* (a)	239,460
10,000	Lincare Holdings, Inc.*	284,000
8,000	Mentor Corp. (a)	222,560
7,000	Osiris Therapeutics, Inc.*	89,950
100	Par Pharmaceutical, Inc.*	1,623
732	PharMerica Corp.*	16,536
4,000	ViroPharma, Inc.*	44,240
500	WellCare Health Plans, Inc.*	18,075

		2,534,322

	United States -- (continued)
	Industrials -- 15.6%
5,500	Alliant Techsystems, Inc.*	$ 559,240
15,000	BE Aerospace, Inc.*	349,350
3,000	ExlService Holdings, Inc.*	42,090
7,000	Jacobs Engineering Group, Inc.*	564,900
8,500	Overseas Shipholding Group, Inc.	675,920
3,000	Precision Castparts Corp.	289,110
2,000	Quanex Building Products Corp.	29,720
1,000	Ryder System, Inc.	68,880
2,000	The Timken Co.	65,880
2,000	Tidewater, Inc. (a)	130,060

		2,775,150

	Materials -- 11.6%
5,000	Albemarle Corp.	199,550
13,000	Ceradyne, Inc.*	445,900
3,000	Commercial Metals Co.	113,100
1,000	Deckers Outdoor Corp.*	139,200
500	Eagle Materials, Inc. (a)	12,665
4,000	RTI International Metals, Inc.*	142,480
3,500	Texas Industries, Inc. (a)	196,455
4,400	The Scotts Co.	77,308
20,000	Trimble Navigation Ltd.*	714,000
500	United States Lime & Minerals, Inc.*	19,785
31	Vulcan Materials Co. (a)	1,853

		2,062,296

	Real Estate Investment Trusts -- 2.2%
3,500	Camden Property Trust	154,910
1,000	CBL & Associates Properties, Inc.	22,840
3,000	Colonial Properties Trust	60,060
4,500	Equity One, Inc.	92,475
1,000	HRPT Properties Trust	6,770
2,000	Weingarten Realty Investors	60,640

		397,695

	Technology -- 12.1%
5,000	ACI Worldwide, Inc.*	87,950
7,000	Anixter International, Inc.* (a)	416,430
4,000	Black Box Corp.	108,760
4,000	Brocade Communications Systems, Inc.*	32,960
1,000	Compuware Corp.*	9,540
3,000	Hutchinson Technology, Inc.*	40,320
6,000	Imation Corp.	137,520
10,000	Methode Electronics, Inc.	104,500
4,000	NETGEAR, Inc.*	55,440
1,000	OYO Geospace Corp.*	58,940
19,000	Red Hat, Inc.* (a)	393,110
26,000	Standard Microsystems Corp.*	705,900
1,000	StarTek, Inc.*	9,400

		2,160,770

COMMON STOCKS -- (continued)
	Telecommunications -- 3.4%
10,000	CommScope, Inc.*	$ 527,700
12,300	General Communication, Inc., Class A*	84,501

		612,201

	Utilities -- 2.2%
1,000	AGL Resources, Inc.	34,580
5,000	Hawaiian Electric Industries, Inc. (a)	123,650
8,000	UGI Corp.	229,680

		387,910

		15,948,188

	Total Common Stocks (Cost $18,813,496)	17,813,028

CASH EQUIVALENTS -- 0.3%
53,478	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	$ 53,478

	Total Cash Equivalents (Cost $53,478)	53,478

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 18.9%
	Pool of various securities for the Huntington Funds	3,365,787

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $3,365,787)	3,365,787

Total Investments (Cost $22,232,761) -- 119.0%		21,232,293
Liabilities in Excess of Other Assets -- (19.0)%		(3,383,878)

Net Assets -- 100.0%		$ 17,848,415

Huntington VA Mortgage Securities Fund
Portfolio of Investments Summary Table (Unaudited)
June 30, 2008
Asset Allocation	Percentage of Market Value

U.S. Government Mortgage Backed Agencies	74.1%
Real Estate Investment Trusts (Includes 8.8% Common Stock and 0.2% Preferred Stock)	9.0%
Collateralized Mortgage Obligations	5.5%
U.S. Government Agencies	5.3%
Cash[1]	3.9%
Other Investments (Collateral for Securities Lending)	2.2%
TOTAL	100.0%
Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2008, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.
1 Investments in an affiliated money market fund.
The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.
Portfolio of Investments (Unaudited)
June 30, 2008
Principal Amount		Value
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES --77.4%
	Federal Home Loan Bank -- 4.9%
$ 62,973	Series 6B-2012, Class 1, 5.125%, 4/25/12	$ 64,116
146,731	Series 7I-2012, Class A, 5.000%, 6/15/12	148,821
217,614	Series 00-0606, Class Y, 5.159%, 12/28/12	215,887
45,283	Series Z2-2013, Class A, 4.800%, 2/25/13	45,372
67,173	Series SK-2015, Class 1, 5.140%, 8/18/15	66,959

		541,155

	Federal Home Loan Mortgage Corporation -- 33.4%
22,300	Series 2548, Class HA, 4.500%, 1/15/10	22,431
19,149	Series 1994-23, Class PK, 6.000%, 5/25/10	19,422
67,535	Pool # M80982, 5.000%, 7/1/12	68,640
74,626	Pool # M81004, 5.000%, 1/1/13	75,848
26,732	Pool # B18052, 4.500%, 3/1/15	26,485
118,164	Series R007, Class AC, 5.875%, 5/15/16	120,866
71,357	Pool # J03237, 5.500%, 8/1/16	72,317
98,991	Series 2770, Class TC, 4.000%, 1/15/18	97,403
33,511	Pool # E96459, 5.000%, 5/1/18	33,438
139,550	Series R005, Class AB, 5.500%, 12/15/18	141,476
297,854	Series R009, Class AJ, 5.750%, 12/15/18	303,277
53,824	Series 3046, Class YA, 5.000%, 2/15/19	54,460
	Federal Home Loan Mortgage Corporation -- (continued)
$ 29,832	Pool # G18008, 4.500%, 9/1/19	$ 29,099
15,091	Pool # G18015, 4.500%, 10/1/19	14,720
244,810	Series R010, Class AB, 5.500%, 12/15/19	247,420
243,076	Series 2541, Class VL, 5.500%, 11/15/20	246,308
158,487	Pool # G12286, 5.000%, 7/1/21	156,953
132,942	Pool # G12297, 6.000%, 7/1/21	136,259
172,703	Pool # G12425, 5.500%, 10/1/21	173,892
200,000	Series 2542, Class DH, 5.500%, 2/15/22	203,149
207,476	Pool # E02402, 6.000%, 10/1/22	212,612
80,741	Pool # C90779, 5.000%, 1/1/24	79,114
26,468	Pool # C90837, 5.500%, 6/1/24	26,425
200,000	Series 2649, Class OL, 4.500%, 4/15/26	201,453
76,500	Pool # C91000, 6.000%, 11/1/26	77,871
50,000	Series 2672, Class GH, 5.500%, 8/15/31	50,052
300,000	Series 2802, Class MB, 5.500%, 11/15/31	301,657
83,589	Pool # 1G0865, 4.903%, 7/1/35	84,097
183,125	Pool # A55565, 6.000%, 12/1/36	185,267
235,978	Pool # G08168, 6.000%, 12/1/36	238,739

		3,701,150

	Federal National Mortgage Association --26.9%
41,052	Pool # 254955, 4.000%, 10/1/10	40,934
26,133	Pool # 255224, 4.000%, 5/1/11	26,050
104,802	Pool # 254717, 4.500%, 4/1/13	104,468
66,559	Pool # 254914, 4.500%, 9/1/13	66,262
U.S. GOVERNMENT MORTGAGE BACKED AGENCIES -- (continued)
	Federal National Mortgage Association -- (continued)
$ 250,750	Pool # 786729, 5.500%, 8/1/19	$ 254,313
186,796	Pool #254501, 5.500%, 9/1/22	186,868
25,547	Pool # 254908, 5.000%, 9/1/23	24,938
15,647	Pool # 255360, 5.000%, 8/1/24	15,256
61,543	Pool # 255711, 5.500%, 4/1/25	61,414
68,885	Pool # 357771, 5.000%, 5/1/25	67,105
60,696	Pool # 255745, 5.500%, 5/1/25	60,751
63,461	Pool # 255767, 5.500%, 6/1/25	63,329
51,527	Pool # 255808, 5.000%, 7/1/25	50,195
244,677	Pool # 256001, 6.000%, 11/1/25	248,877
67,445	Pool # 256116, 6.000%, 2/1/26	68,567
75,972	Series 1999-13, Class PH, 6.000%, 4/25/29	77,640
28,468	Pool # 721540, 5.000%, 7/1/33	27,468
129,950	Pool # 746683, 5.500%, 10/1/33	128,871
73,323	Pool # 786457, 5.286%, 7/1/34	74,478
47,238	Pool # 845573, 5.615%, 2/1/36	47,906
237,168	Pool # 745511, 5.000%, 4/1/36	227,871
314,304	Pool # 745418, 5.500%, 4/1/36	310,811
247,540	Pool # 831487, 5.500%, 4/1/36	244,480
242,188	Pool # 868935, 5.500%, 5/1/36	239,193
173,127	Pool # 903812, 5.500%, 12/1/36	170,987
82,032	Pool # 907484, 6.000%, 1/1/37	82,872

		2,971,904

	Government National Mortgage Association -- 12.2%
21,918	Pool # 3590, 5.500%, 8/20/19	22,281
61,018	Pool # 3708, 5.500%, 5/20/20	61,954
76,800	Pool # 3741, 4.500%, 8/20/20	75,046
108,197	Pool # 683937, 6.000%, 2/15/23	111,508
213,450	Pool # 666057, 5.000%, 3/15/23	213,615
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	198,852
17,373	Pool # 3571, 6.500%, 6/20/34	17,959
243,160	Pool # 605653, 5.500%, 8/15/34	242,811
14,357	Pool # 3637, 5.500%, 11/20/34	14,294
53,818	Pool # 3710, 5.000%, 5/20/35	52,092
76,177	Pool # 650348, 5.500%, 11/15/35	76,020
249,650	Pool # 676974, 5.500%, 5/15/38	248,901

		1,335,333

	Total U.S. Government Mortgage Backed Agencies (Cost $8,523,529)	8,549,541

Shares or Principal Amount		Value
COMMON STOCKS -- 9.0%
	Real Estate Investment Trusts -- 9.0%
1,400	Acadia Realty Trust	$ 32,410
800	Alexandria Real Estate Equities, Inc.	77,872
600	AMB Property Corp.	30,228
400	Boston Properties, Inc. (a)	36,088
400	BRE Properties, Inc.	17,312
900	Corporate Office Properties Trust	30,897
100	Developers Diversified Realty Corp.	3,471
1,300	Digital Reality Trust, Inc.	53,183
2,000	Douglas Emmett, Inc.	43,940
500	DuPont Fabros Technology, Inc.	9,320
1,000	EastGroup Properties, Inc.	42,900
200	Equity Lifestyle Properties, Inc.	8,800
700	Equity Residential	26,789
500	Essex Property Trust, Inc.	53,250
200	Federal Realty Investment Trust (a)	13,800
600	General Growth Properties, Inc.	21,018
700	HCP, Inc.	22,267
900	Home Properties, Inc.	43,254
1,300	Host Hotels & Resorts, Inc.	17,745
700	Kimco Realty Corp. (a)	24,164
1,300	Mack-Cali Realty Corp.	44,421
2,000	National Retail Properties, Inc.	41,800
500	Nationwide Health Properties, Inc.	15,745
400	Pennsylvania Real Estate Investment Trust	9,256
200	Public Storage, Inc. (a)	16,158
600	Realty Income Corp. (a)	13,656
100	Regency Centers Corp.	5,912
600	Simon Property Group, Inc.	53,934
500	SL Green Realty Corp. (a)	41,360
300	Sunstone Hotel Investors, Inc. (a)	4,980
1,000	Tanger Factory Outlet Centers, Inc.	35,930
500	U-Store-It Trust	5,975
200	UDR, Inc.	4,476
1,200	Ventas, Inc.	51,084
500	Vornado Realty Trust	44,000

	Total Common Stocks (Cost $1,053,913)	997,395

U.S. GOVERNMENT AGENCIES -- 5.4%
	Federal Home Loan Bank -- 3.6%
$ 200,000	5.125%, 2/2/09	202,728
200,000	4.250%, 3/9/18	192,377

		395,105

	Federal Home Loan Mortgage Corporation --0.9%
100,000	4.000%, 4/8/11	101,349

	Federal National Mortgage Association --0.9%
100,000	5.000%, 3/2/15	103,009

	Total U.S. Government Agencies (Cost $597,885)	599,463

Principal Amount or Shares		Value
COLLATERALIZED MORTGAGE OBLIGATIONS--3.7%
$ 153,003	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	$ 147,139
250,000	Federal National Mortgage Association, 5.500%, 12/25/16	254,381

	Total Collateralized Mortgage Obligations (Cost $405,698)	401,520

PREFERRED STOCKS -- 0.2%
	Real Estate Investment Trusts -- 0.2%
300	Simon Property Group, Inc., 6.000%	21,900

	Total Preferred Stocks (Cost $21,282)	21,900

Shares		Value
CASH EQUIVALENTS --3.9%
434,655	Huntington Money Market Fund, Interfund Shares, 1.600% (b)(c)	$ 434,655

	Total Cash Equivalents (Cost $434,655)	434,655

SHORT-TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 2.2%
	Pool of various securities for the Huntington Funds	245,348

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $245,348)	245,348

Total Investments (Cost $11,282,310) -- 101.8%		11,249,822
Liabilities in Excess of Other Assets -- (1.8)%		(201,715)

Net Assets -- 100.0%		$ 11,048,107

See Notes to Portfolio of Investments on page 26.
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Notes to Portfolio of Investments
(a) All or part of the security was on loan as of June 30, 2008.
(b) Investment in affiliate.
(c) Rate disclosed is the seven day yield as of June 30, 2008.
* Non-income producing security.
The following abbreviations are used in the Portfolio of Investments:
ADR	--	American Depositary Receipt
AMEX	--	American Stock Exchange
LP	--	Limited Partnership
PLC	--	Public Liability Co.
REIT	--	Real Estate Investment Trust
Huntington Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Assets:
Investments, at cost(1)	$56,960,765	$23,868,708	$35,151,692	$ 13,402,319	$ 8,056,470

Investments, at value(1)	48,823,111	25,742,250	32,719,714	13,823,136	7,585,182
Investments in affiliated securities, at value	117,145	1,065,032	621,678	--	135,449

Total Investments	48,940,256	26,807,282	33,341,392	13,823,136	7,720,681
Cash	23,440	--	17,012	1,020,154	90
Foreign currencies, at value (Cost $--, $--, $--, $158,079 and $--)	--	--	--	158,775	--
Income receivable	167,865	11,340	80,834	41,962	7,732
Receivable for investments sold	242,543	--	--	--	--
Receivable for shares sold	63	2,237	16,924	49,184	--
Tax reclaims receivable	--	--	--	1,381	--
Prepaid expenses and other assets	--	--	650	781	922

Total assets	49,374,167	26,820,859	33,456,812	15,095,373	7,729,425

Liabilities:
Cash overdraft	--	3,636	--	--	--
Payable for investments purchased	--	--	362,801	--	--
Payable for shares redeemed	27,511	74,811	23	288	8,616
Payable for return of collateral received for securities on loan	5,417,229	5,713,899	6,031,755	--	--
Accrued expenses and other payables
Investment adviser fees	23,229	10,778	14,397	7,566	3,992
Administration fees	5,711	2,648	3,595	1,840	985
Custodian fees	1,007	467	624	2,812	173
Financial administration fees	3,259	2,704	1,017	1,180	288
Transfer agent fees	810	1,743	285	1,116	470
Trustees’ fees	--	--	--	20	--
Compliance service fees	409	190	254	133	70
Other	5,655	4,363	5,781	2,761	2,324

Total liabilities	5,484,820	5,815,239	6,420,532	17,716	16,918

Net Assets	$43,889,347	$21,005,620	$27,036,280	$ 15,077,657	$ 7,712,507

Net Assets Consist of:
Paid in capital	$51,911,703	$18,331,281	$30,037,632	$ 14,181,345	$ 9,670,647
Net unrealized appreciation (depreciation) of investments and translations of assets and liabilities in foreign currency	(8,020,509)	2,938,574	(1,810,300)	421,536	(335,789)
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(1,206,312)	(316,427)	(1,643,784)	296,121	(1,679,984)
Accumulated net investment income	1,204,465	52,192	452,732	178,655	57,633

Total Net Assets	$43,889,347	$21,005,620	$27,036,280	$ 15,077,657	$ 7,712,507

Shares Outstanding (unlimited number of shares authorized, no par value)	4,441,056	2,256,043	3,039,412	943,559	891,091

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 9.88	$ 9.31	$ 8.90	$ 15.98	$ 8.66

(1) Includes securities on loan of $5,171,865, $5,548,933, $5,778,917, $-- and $--.
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Assets and Liabilities (continued)
June 30, 2008 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund

Assets:
Investments, at cost(1)	$25,046,855	$18,771,027	$ 332,149	$13,357,096	$22,232,761	$11,282,310

Investments, at value(1)	31,937,548	16,510,654	368,401	12,964,694	21,178,815	10,815,167
Investments in affiliated securities, at value	614,595	2,258,435	34,989	192,325	53,478	434,655

Total Investments	32,552,143	18,769,089	403,390	13,157,019	21,232,293	11,249,822
Cash	--	2,824	285	1,179	--	--
Income receivable	26,708	13,612	176	10,400	9,735	53,648
Receivable for investments sold	--	2,898	--	--	--	--
Receivable for shares sold	3,540	1,106	--	--	19,129	9,492
Receivable from Advisor	--	--	528	--	--	339
Prepaid expenses and other assets	846	601	545	903	934	645

Total assets	32,583,237	18,790,130	404,924	13,169,501	21,262,091	11,313,946

Liabilities:
Cash overdraft	2,492	--	--	--	727	2,704
Payable for shares redeemed	21,352	16,790	79	8,921	31,408	6,711
Payable for return of collateral received for securities on loan	5,267,271	1,977,117	55,888	4,358,311	3,365,787	245,348
Accrued expenses and other payables
Investment adviser fees	14,018	8,614	164	4,537	9,250	5,408
Administration fees	3,451	2,116	40	1,121	1,884	1,320
Custodian fees	607	373	7	197	--	234
Financial administration fees	509	674	754	502	567	401
Transfer agent fees	316	1,022	--	1,162	480	1,131
Compliance service fees	247	152	3	80	163	95
Other	7,037	3,924	13	2,469	3,410	2,487

Total liabilities	5,317,300	2,010,782	56,948	4,377,300	3,413,676	265,839

Net Assets	$27,265,937	$16,779,348	$ 347,976	$ 8,792,201	$17,848,415	$11,048,107

Net Assets Consist of:
Paid in capital	$19,493,861	$15,940,172	$ 284,977	$ 8,030,133	$18,574,678	$10,888,807
Net unrealized appreciation (depreciation) of investments and translations of assets and liabilities in foreign currency	7,505,288	(1,938)	71,241	(200,077)	(1,000,468)	(32,488)
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	216,476	844,977	(8,854)	925,106	253,263	(24,232)
Accumulated net investment income (loss)	50,312	(3,863)	612	37,039	20,942	216,020

Total Net Assets	$27,265,937	$16,779,348	$ 347,976	$ 8,792,201	$17,848,415	$11,048,107

Shares Outstanding (unlimited number of shares authorized, no par value)	1,583,529	1,096,832	27,111	725,247	1,345,869	1,000,552

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 17.22	$ 15.30	$ 12.84	$ 12.12	$ 13.26	$ 11.04

(1) Includes securities on loan of $5,123,022, $1,896,909, $54,417, $4,246,640, $3,196,685 and $237,953.
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Operations
Six Months Ended June 30, 2008 (Unaudited)
	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund

Investment Income:
Dividend income	$ 1,346,015	$ 124,672	$ 571,723	$ 261,096	$ 94,700
Dividend income from affiliated securities	5,192	8,590	3,614	--	2,759
Income from securities lending	42,705	11,456	19,192	--	241
Foreign dividend taxes withheld	--	--	--	(11,262)	--

Total investment income	1,393,912	144,718	594,529	249,834	97,700

Expenses:
Investment adviser fees	148,394	64,038	95,333	43,729	25,084
Administration fees	33,389	14,408	21,450	9,839	5,644
Custodian fees	6,431	2,775	4,131	7,970	1,087
Transfer and dividend disbursing agent fees and expenses	5,501	1,775	3,828	1,301	926
Trustees’ fees	1,329	492	909	302	218
Auditing fees	3,882	675	3,254	378	531
Legal fees	789	388	750	222	171
Financial administration fees	12,478	4,842	8,207	3,934	3,580
Printing and postage	4,451	1,663	3,210	1,035	520
Insurance premiums	1,151	926	1,928	2,130	2,026
Compliance service fees	870	375	584	239	155
Other	836	169	425	100	125

Total expenses	219,501	92,526	144,009	71,179	40,067

Net expenses	219,501	92,526	144,009	71,179	40,067

Net investment income	1,174,411	52,192	450,520	178,655	57,633

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(1,137,977)	(334,192)	(1,428,454)	297,750	(1,663,892)
Net realized gain on option transactions	--	17,765	72,668	--	--
Net realized gain on foreign currency transactions	--	--	--	2,837	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(1,137,977)	(316,427)	(1,355,786)	300,587	(1,663,892)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,769,093)	(1,230,107)	(5,974,224)	(1,705,380)	205,670

Net realized and unrealized loss on investments, options and translation of assets and liabilities in foreign currency	(4,907,070)	(1,546,534)	(7,330,010)	(1,404,793)	(1,458,222)

Change in net assets resulting from operations	$(3,732,659)	$(1,494,342)	$(6,879,490)	$ (1,226,138)	$(1,400,589)

See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Operations (continued)
Six Months Ended June 30, 2008 (Unaudited)
	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund	Huntington VA Real Strategies Fund	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund

Investment Income:
Dividend income	$ 139,961	$ 51,134	$ 1,465	$ 63,070	$ 82,672	$ 20,231
Dividend income from affiliated securities	22,490	25,515	83	5,171	2,172	7,276
Interest income	--	--	--	--	--	240,181
Income from securities lending	14,547	15,382	137	11,363	20,111	660
Foreign dividend taxes withheld	--	--	--	--	(1,975)	--

Total investment income	176,998	92,031	1,685	79,604	102,980	268,348

Expenses:
Investment adviser fees	83,942	50,889	802	27,891	53,759	31,808
Administration fees	18,887	11,450	180	6,275	12,096	7,157
Custodian fees	3,638	2,205	35	1,209	2,163	1,378
Transfer and dividend disbursing agent fees and expenses	3,336	1,650	27	757	1,993	859
Trustees’ fees	739	447	6	213	474	258
Auditing fees	2,008	1,014	14	266	1,124	438
Legal fees	579	352	5	168	373	199
Financial administration fees	8,661	5,138	2,024	2,829	6,075	8,311
Printing and postage	1,954	1,263	21	682	1,284	740
Insurance premiums	2,134	1,745	2,649	2,031	2,131	1,954
Compliance service fees	490	295	4	167	307	178
Other	318	207	15	77	259	136

Total expenses	126,686	76,655	5,782	42,565	82,038	53,416

Reimbursements:
Reimbursements from Adviser	--	--	(4,455)	--	--	(1,088)

Net expenses	126,686	76,655	1,327	42,565	82,038	52,328

Net investment income	50,312	15,376	358	37,039	20,942	216,020

Net Realized/Unrealized Gain (Loss) on Investments, Options, and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	216,476	849,981	(7,976)	925,106	272,039	(21,504)
Net realized loss on option transactions	--	(5,004)	--	--	--	--
Net realized loss on foreign currency transactions	--	--	--	--	(1,819)	--

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	216,476	844,977	(7,976)	925,106	270,220	(21,504)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(1,222,774)	(2,922,283)	48,556	(2,215,123)	(2,442,268)	(77,543)

Net realized and unrealized gain (loss) on investments, options and translation of assets and liabilities in foreign currency	(1,006,298)	(2,077,306)	40,580	(1,290,017)	(2,172,048)	(99,047)

Change in net assets resulting from operations	$ (955,986)	$(2,061,930)	$ 40,938	$(1,252,978)	$(2,151,106)	$ 116,973

See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Changes in Net Assets
	Huntington VA Dividend Capture Fund		Huntington VA Growth Fund		Huntington VA Income Equity Fund

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,174,411	$ 2,098,326	$ 52,192	$ 116,313	$ 450,520	$ 767,754
Net realized gain (loss) on investments and options transactions	(1,137,977)	2,365,572	(316,427)	1,754,178	(1,355,786)	2,005,188
Net change in unrealized appreciation/depreciation of investments	(3,769,093)	(7,849,878)	(1,230,107)	1,196,455	(5,974,224)	(2,303,656)

Change in net assets resulting from operations	(3,732,659)	(3,385,980)	(1,494,342)	3,066,946	(6,879,490)	469,286

Distributions to Shareholders:
From net investment income	(2,079,313)	(1,864,480)	(116,313)	(96,168)	(757,047)	(711,838)
From net realized gains	(2,378,660)	(2,630,367)	(1,745,610)	(3,153)	(1,974,008)	(1,314,280)

Change in net assets resulting from distributions to shareholders	(4,457,973)	(4,494,847)	(1,861,923)	(99,321)	(2,731,055)	(2,026,118)

Change in net assets resulting from capital transactions	837,066	5,453,007	1,189,511	(986,258)	314,888	(725,284)

Change in net assets	(7,353,566)	(2,427,820)	(2,166,754)	1,981,367	(9,295,657)	(2,282,116)
Net Assets:
Beginning of period	51,242,913	53,670,733	23,172,374	21,191,007	36,331,937	38,614,053

End of period	$ 43,889,347	$ 51,242,913	$ 21,005,620	$ 23,172,374	$ 27,036,280	$ 36,331,937

Undistributed net investment income included in net assets at end of period	$ 1,204,465	$ 2,109,367	$ 52,192	$ 116,313	$ 452,732	$ 759,259

Capital Transactions:
Shares sold	$ 955,644	$ 4,391,935	$ 1,125,800	$ 1,472,327	$ 704,136	$ 1,424,460
Dividends reinvested	4,457,965	4,494,843	1,861,921	99,317	2,731,051	2,026,118
Shares redeemed	(4,576,543)	(3,433,771)	(1,798,210)	(2,557,902)	(3,120,299)	(4,175,862)

Net change resulting from capital transactions	$ 837,066	$ 5,453,007	$ 1,189,511	$ (986,258)	$ 314,888	$ (725,284)

Share Transactions:
Issued	82,443	336,029	112,318	146,399	65,128	112,133
Reinvested	401,981	345,491	191,556	9,814	268,276	156,216
Redeemed	(396,651)	(271,939)	(182,383)	(250,060)	(293,160)	(328,577)

Net change resulting from share transactions	87,773	409,581	121,491	(93,847)	40,244	(60,228)

See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Changes in Net Assets (continued)
	Huntington VA International Equity Fund		Huntington VA Macro 100 Fund		Huntington VA Mid Corp America Fund

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 178,655	$ 124,568	$ 57,633	$ 45,754	$ 50,312	$ 175,024
Net realized gain (loss) on investments and foreign currency transactions	300,587	317,560	(1,663,892)	592,612	216,476	1,184,121
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(1,705,380)	955,743	205,670	(897,768)	(1,222,774)	1,188,116

Change in net assets resulting from operations	(1,226,138)	1,397,871	(1,400,589)	(259,402)	(955,986)	2,547,261

Distributions to Shareholders:
From net investment income	(122,673)	(1,842)	--	(43,954)	(175,024)	(176,565)
From net realized gains	(317,495)	(20,630)	--	(1,442,335)	(1,184,121)	(351,953)
From return of capital	--	--	--	(172,887)	--	--

Change in net assets resulting from distributions to shareholders	(440,168)	(22,472)	--	(1,659,176)	(1,359,145)	(528,518)

Change in net assets resulting from capital transactions	2,366,734	5,335,786	(659,840)	1,553,173	(811,329)	(440,214)

Change in net assets	700,428	6,711,185	(2,060,429)	(363,405)	(3,126,460)	1,578,529
Net Assets:
Beginning of period	14,377,229	7,666,044	9,772,936	10,138,341	30,392,397	28,813,868

End of period	$ 15,077,657	$ 14,377,229	$ 7,712,507	$ 9,772,936	$ 27,265,937	$ 30,392,397

Undistributed net investment income included in net assets at end of period	$ 178,655	$ 122,673	$ 57,633	$ --	$ 50,312	$ 175,024

Capital Transactions:
Shares sold	$ 2,433,080	$ 6,064,536	$ 406,479	$ 1,046,784	$ 451,200	$ 1,648,769
Dividends reinvested	440,167	22,471	--	1,659,174	1,359,143	528,516
Shares redeemed	(506,513)	(751,221)	(1,066,319)	(1,152,785)	(2,621,672)	(2,617,499)

Net change resulting from capital transactions	$ 2,366,734	$ 5,335,786	$ (659,840)	$ 1,553,173	$ (811,329)	$ (440,214)

Share Transactions:
Issued	143,309	360,893	44,838	87,202	25,306	89,059
Reinvested	25,621	1,457	--	152,237	73,786	28,038
Redeemed	(30,066)	(44,372)	(117,733)	(95,793)	(148,271)	(140,581)

Net change resulting from share transactions	138,864	317,978	(72,895)	143,646	(49,179)	(23,484)

See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Changes in Net Assets (continued)
	Huntington VA New Economy Fund		Huntington VA Real Strategies Fund		Huntington VA Rotating Markets Fund

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Period Ended Dec. 31, 2007(1)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 15,376	$ 102,921	$ 358	$ 3,304	$ 37,039	$ 115,447
Net realized gain (loss) on investments, options and foreign currency transactions	844,977	1,994,049	(7,976)	4,313	925,106	678,966
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(2,922,283)	(117,212)	48,556	22,685	(2,215,123)	13,966

Change in net assets resulting from operations	(2,061,930)	1,979,758	40,938	30,302	(1,252,978)	808,379

Distributions to Shareholders:
From net investment income	(95,370)	(28,043)	(3,050)	--	(115,447)	(81,313)
From net realized gains	(1,994,049)	(338,258)	(5,191)	--	(678,966)	(452,797)

Change in net assets resulting from distributions to shareholders	(2,089,419)	(366,301)	(8,241)	--	(794,413)	(534,110)

Change in net assets resulting from capital transactions	1,958,448	2,231,176	74,289	210,688	301,536	1,705,771

Change in net assets	(2,192,901)	3,845,173	106,986	240,990	(1,745,855)	1,980,040
Net Assets:
Beginning of period	18,972,249	15,127,076	240,990	--	10,538,056	8,558,016

End of period	$ 16,779,348	$ 18,972,249	$ 347,976	$ 240,990	$ 8,792,201	$ 10,538,056

Undistributed net investment income (loss) included in net assets at end of period	$ (3,863)	$ 76,131	$ 612	$ 3,304	$ 37,039	$ 115,447

Capital Transactions:
Shares sold	$ 820,748	$ 3,077,901	$ 67,195	$ 213,002	$ 320,073	$ 1,804,845
Dividends reinvested	2,089,419	366,300	8,241	--	794,413	534,110
Shares redeemed	(951,719)	(1,212,485)	(1,147)	(2,314)	(812,950)	(633,184)

Net change resulting from capital transactions	$ 1,958,448	$ 2,231,716	$ 74,289	$ 210,688	$ 301,536	$ 1,705,771

Share Transactions:
Issued	47,918	163,134	5,584	21,170	23,464	119,732
Reinvested	129,939	19,238	671	--	60,968	35,679
Redeemed	(56,309)	(63,781)	(96)	(218)	(59,695)	(42,234)

Net change resulting from share transactions	121,548	118,591	6,159	20,952	24,737	113,177

(1) Reflects operations for the period from August 31, 2007 (date of commencement of operations) to December 31, 2007.
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Statements of Changes in Net Assets (continued)
	Huntington VA Situs Fund		Huntington VA Mortgage Securities Fund

	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007	Six Months Ended June 30, 2008 (Unaudited)	Year Ended Dec. 31, 2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 20,942	$ 32,779	$ 216,020	$ 370,426
Net realized gain (loss) on investments and foreign currency transactions	270,220	1,226,984	(21,504)	13,640
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	(2,442,268)	398,000	(77,543)	(33,675)

Change in net assets resulting from operations	(2,151,106)	1,657,763	116,973	350,391

Distributions to Shareholders:
From net investment income	--	(61,045)	(368,073)	(181,596)
From net realized gains	(290,432)	(1,027,327)	(17,823)	(1,930)

Change in net assets resulting from distributions to shareholders	(290,432)	(1,088,372)	(385,896)	(183,526)

Change in net assets resulting from capital transactions	1,043,547	4,275,420	1,068,278	2,950,286

Change in net assets	(1,397,991)	4,844,811	799,356	3,117,151
Net Assets:
Beginning of period	19,246,406	14,401,595	10,248,752	7,131,601

End of period	$ 17,848,415	$ 19,246,406	$ 11,048,107	$ 10,248,752

Undistributed net investment income included in net assets at end of period	$ 20,942	$ --	$ 216,020	$ 368,073

Capital Transactions:
Shares sold	$ 1,673,973	$ 4,154,950	$ 1,568,166	$ 3,738,225
Dividends reinvested	290,432	1,088,369	385,894	183,526
Shares redeemed	(920,858)	(967,899)	(885,782)	(971,465)

Net change resulting from capital transactions	$ 1,043,547	$ 4,275,420	$ 1,068,278	$ 2,950,286

Share Transactions:
Issued	121,518	261,173	138,698	334,827
Reinvested	20,353	72,831	34,672	16,564
Redeemed	(66,746)	(60,626)	(77,816)	(86,784)

Net change resulting from share transactions	75,125	273,378	95,554	264,607

 See Notes which are an integral part of the Financial Statements.
Huntington Funds
Financial Highlights
(For a share outstanding throughout each period)
Year Ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions

Huntington VA Dividend Capture Fund
2003	$ 9.81	0.33	1.76	2.09	(0.36)	--
2004	$ 11.54	0.47	1.10	1.57	(0.01)	(0.16)
2005	$ 12.94	0.39	0.07	0.46	(0.39)	(0.60)
2006	$ 12.41	0.47	1.49	1.96	(0.46)	(0.30)
2007	$ 13.61	0.47	(1.20)	(0.73)	(0.46)	(0.65)
2008(2)	$ 11.77	0.28	(1.08)	(0.80)	(0.51)	(0.58)
Huntington VA Growth Fund
2003	$ 7.32	0.02	1.15	1.17	(0.02)	--
2004	$ 8.47	0.04	0.44	0.48	--(5)	--
2005	$ 8.95	0.04	0.02	0.06	(0.04)	--(5)
2006	$ 8.97	0.04	0.65	0.69	(0.04)	(0.11)
2007	$ 9.51	0.05	1.34	1.39	(0.04)	--(5)
2008(2)	$ 10.86	0.03	(0.69)	(0.66)	(0.06)	(0.83)
Huntington VA Income Equity Fund
2003	$ 8.88	0.20	1.43	1.63	(0.20)	--
2004	$ 10.31	0.20	1.20	1.40	--	(0.09)
2005	$ 11.62	0.23	0.12	0.35	(0.19)	--
2006	$ 11.78	0.24	1.20	1.44	(0.24)	(0.36)
2007	$ 12.62	0.27	(0.10)	0.17	(0.24)	(0.44)
2008(2)	$ 12.11	0.17	(2.41)	(2.24)	(0.27)	(0.70)
Huntington VA International Equity Fund
2004(7)	$ 10.00	0.03	1.10	1.13	(0.06)	--
2005	$ 11.07	0.06	1.62	1.68	(0.06)	(0.02)
2006	$ 12.67	0.13	3.14	3.27	(0.11)	(0.08)
2007	$ 15.75	0.16	1.99	2.15	--(5)	(0.03)
2008(2)	$ 17.87	0.18	(1.57)	(1.39)	(0.14)	(0.36)
Huntington VA Macro 100 Fund
2004(7)	$ 10.00	0.05	1.08	1.13	--	--
2005	$ 11.13	(0.01)	0.58	0.57	(0.02)	--
2006	$ 11.68	0.05	0.79	0.84	(0.02)	(0.14)
2007	$ 12.36	0.05	(0.34)	(0.29)	(0.05)	(1.88)
2008(2)	$ 10.14	0.02	(1.50)	(1.48)	--	--
Huntington VA Mid Corp America Fund
2003	$ 9.70	0.01	2.86	2.87	(0.01)	(0.01)
2004	$ 12.55	0.02	2.10	2.12	--(5)	--
2005	$ 14.67	0.07	1.79	1.86	(0.02)	(0.02)
2006	$ 16.49	0.11	1.07	1.18	(0.07)	(0.20)
2007	$ 17.40	0.11	1.42	1.53	(0.11)	(0.21)
2008(2)	$ 18.61	0.03	(0.54)	(0.51)	(0.11)	(0.77)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2) Six months ended June 30, 2008 (Unaudited).
(3) Not annualized.
(4) Computed on annualized basis.
(5) Amount less than $0.005.
(6) The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cash flows into and out of the Fund, as well as tactical portfolio adjustments made. The basic characteristics of the Fund’s investment strategy in terms of market capitalization, style and diversification have not changed (Unaudited).
(7) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.
(8) The major cause of increase to portfolio turnover was changes made to the portfolio by the management team based upon changing macroeconomic fundamentals (Unaudited).
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Financial Highlights
(For a share outstanding throughout each period)
Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

(0.36)	$ 11.54	21.36%	1.00%	5.22%	1.01%	5.21%	$ 17,360	87%
(0.17)	$ 12.94	13.75%	0.95%	4.72%	0.95%	4.72%	$ 31,782	88%
(0.99)	$ 12.41	3.59%	0.93%	4.41%	0.93%	4.41%	$ 44,194	111%
(0.76)	$ 13.61	16.59%	0.92%	3.90%	0.92%	3.90%	$ 53,671	94%
(1.11)	$ 11.77	(6.13)%	0.92%	3.82%	0.92%	3.82%	$ 51,243	85%
(1.09)	$ 9.88	(7.83)%(3)	0.89%(4)	4.75%(4)	0.89%(4)	4.75%(4)	$ 43,889	29%

(0.02)	$ 8.47	15.95%	1.00%	0.32%	1.00%	0.32%	$ 12,065	4%
--(5)	$ 8.95	5.67%	0.95%	0.59%	0.95%	0.59%	$ 17,933	11%
(0.04)	$ 8.97	0.72%	0.95%	0.45%	0.95%	0.45%	$ 19,974	15%
(0.15)	$ 9.51	7.76%	0.93%	0.48%	0.93%	0.48%	$ 21,191	19%
(0.04)	$ 10.86	14.70%	0.94%	0.52%	0.96%	0.50%	$ 23,172	111%(6)
(0.89)	$ 9.13	(6.50)%(3)	0.87%(4)	0.49%(4)	0.87%(4)	0.49%(4)	$ 21,006	37%

(0.20)	$ 10.31	18.43%	1.00%	2.63%	1.00%	2.63%	$ 21,232	97%
(0.09)	$ 11.62	13.66%	0.93%	2.00%	0.93%	2.00%	$ 31,348	47%
(0.19)	$ 11.78	2.98%	0.93%	2.15%	0.93%	2.15%	$ 35,337	53%
(0.60)	$ 12.62	12.59%	0.92%	2.03%	0.92%	2.03%	$ 38,614	73%
(0.68)	$ 12.11	0.94%	0.91%	1.97%	0.91%	1.97%	$ 36,332	116%
(0.97)	$ 8.90	(19.56)%(3)	0.91%(4)	2.83%(4)	0.91%(4)	2.83%(4)	$ 27,036	58%

(0.06)	$ 11.07	11.26%(3)	1.00%(4)	0.56%(4)	1.76%(4)	(0.20)%(4)	$ 403	31%
(0.08)	$ 12.67	15.21%	1.00%	0.96%	1.78%	0.18%	$ 2,161	7%
(0.19)	$ 15.75	25.84%	0.97%	1.31%	1.06%	1.22%	$ 7,666	10%
(0.03)	$ 17.87	13.70%	0.98%	1.12%	1.13%	0.97%	$ 14,377	21%
(0.50)	$ 15.98	(8.01)%(3)	0.97%(4)	2.48%(4)	0.97%(4)	2.48%(4)	$ 15,078	3%

--	$ 11.13	11.30%(3)	1.00%(4)	1.62%(4)	1.05%(4)	1.57%(4)	$ 2,324	1%
(0.02)	$ 11.68	5.14%	1.00%	0.28%	1.04%	0.23%	$ 7,749	82%
(0.16)	$ 12.36	7.26%	0.97%	0.49%	0.97%	0.49%	$ 10,138	213%(8)
(1.93)	$ 10.14	(2.79)%	0.95%	0.45%	0.95%	0.45%	$ 9,773	148%
--	$ 8.66	(14.60)%(3)	0.98%(4)	1.38%(4)	0.98%(4)	1.38%(4)	$ 7,713	232%

(0.02)	$ 12.55	29.63%	1.00%	0.20%	1.00%	0.20%	$ 10,352	25%
--(5)	$ 14.67	16.91%	0.95%	0.17%	0.95%	0.17%	$ 17,805	10%
(0.04)	$ 16.49	12.67%	0.95%	0.49%	0.95%	0.49%	$ 25,215	7%
(0.27)	$ 17.40	7.24%	0.93%	0.65%	0.93%	0.65%	$ 28,814	8%
(0.32)	$ 18.61	8.75%	0.92%	0.56%	0.92%	0.56%	$ 30,392	16%
(0.88)	$ 17.22	(3.00)%(3)	0.90%(4)	0.36%(4)	0.90%(4)	0.36%(4)	$ 27,266	11%

Huntington Funds
Financial Highlights
(For a share outstanding throughout each period)
Year Ended December 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions

Huntington VA New Economy Fund
2003	$ 9.41	(0.02)	2.99	2.97	--	--
2004	$ 12.38	(0.03)	2.31	2.28	--	(0.28)
2005	$ 14.38	0.02	1.88	1.90	--	(0.01)
2006	$ 16.27	0.04	1.62	1.66	(0.02)	(0.25)
2007	$ 17.66	0.10	2.10	2.20	(0.03)	(0.38)
2008(2)	$ 19.45	0.08	(2.09)	(2.01)	(0.10)	(2.04)
Huntington VA Real Strategies Fund
2007(5)	$ 10.00	0.16	1.34	1.50	--	--
2008(2)	$ 11.50	0.02(6)	1.65	1.67	(0.12)	(0.21)
Huntington VA Rotating Markets Fund
2003	$ 8.87	0.06	2.10	2.16	--	--
2004	$ 11.03	0.07	1.17	1.24	(0.05)	(0.33)
2005	$ 11.89	0.09	1.04	1.13	(0.08)	(0.24)
2006	$ 12.70	0.14	2.29	2.43	(0.09)	(0.47)
2007	$ 14.57	0.15	1.16	1.31	(0.13)	(0.71)
2008(2)	$ 15.04	0.11	(1.84)	(1.73)	(0.17)	(1.01)
Huntington VA Situs Fund
2004(9)	$ 10.00	(0.01)	1.98	1.97	--	--
2005	$ 11.97	(0.01)	2.07	2.06	--(8)	(0.08)
2006	$ 13.95	--(8)	0.68	0.68	(0.01)	(0.18)
2007	$ 14.44	0.02	1.60	1.62	(0.05)	(0.86)
2008(2)	$ 15.15	0.02	(1.69)	(1.67)	--	(0.22)
Huntington VA Mortgage Securities Fund
2004(9)	$ 10.00	0.18	0.41	0.59	--	--
2005	$ 10.59	0.37(6)	(0.24)	0.13	(0.07)	--
2006	$ 10.65	0.43(6)	0.20	0.63	(0.14)	--
2007	$ 11.14	0.46(6)	(0.04)	0.42	(0.24)	--(8)
2008(2)	$ 11.32	0.21	(0.07)	0.14	(0.40)	(0.02)

(1) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2) Six months ended June 30, 2008 (Unaudited).
(3) Not annualized.
(4) Computed on an annualized basis.
(5) Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.
(6) Per share net investment income (loss) has been calculated using the average daily shares method.
(7) Does not include the effect of expenses of underlying funds.
(8) Amount is less than $0.005.
(9) Reflects operations for the period from May 3, 2004 (commencement of operations) to December 31, 2004.
See Notes which are an integral part of the Financial Statements.
Huntington Funds
Financial Highlights
(For a share outstanding throughout each period)
Total Distributions	Net Asset Value, End of Period	Total Return	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(1)	Net Assets, at End of Period (000 Omitted)	Portfolio Turnover Rate

--	$ 12.38	31.56%	1.00%	(0.28)%	1.05%	(0.33)%	$ 2,998	80%
(0.28)	$ 14.38	18.75%	0.98%	(0.31)%	0.98%	(0.31)%	$ 5,881	18%
(0.01)	$ 16.27	13.24%	1.00%	0.18%	1.02%	0.16%	$ 10,737	49%
(0.27)	$ 17.66	10.28%	0.96%	0.24%	0.96%	0.24%	$ 15,127	51%
(0.41)	$ 19.45	12.50%	0.94%	0.59%	0.94%	0.59%	$ 18,972	102%
(2.14)	$ 15.30	(10.86)%(3)	0.90%(4)	0.18%(4)	0.90%(4)	0.18%(4)	$ 16,779	96%

--	$ 11.50	15.00%(3)	1.00%(4)	4.35%(4)	7.01%(4)	(1.65)%(4)	$ 241	34%
(0.33)	$ 12.84	14.68%(3)	1.00%(4)	0.27%(4)	4.32%(4)	(3.05)%(4)	$ 348	21%

--	$ 11.03	24.35%	1.00%(7)	1.02%(7)	1.06%(7)	0.96%(7)	$ 4,219	151%
(0.38)	$ 11.89	11.63%	0.98%(7)	0.77%(7)	0.98%(7)	0.77%(7)	$ 6,152	81%
(0.32)	$ 12.70	9.66%	1.00%(7)	0.75%(7)	1.00%(7)	0.75%(7)	$ 6,847	44%
(0.56)	$ 14.57	19.61%	0.97%(7)	1.08%(7)	0.97%(7)	1.08%(7)	$ 8,558	31%
(0.84)	$ 15.04	9.03%	0.98%(7)	1.17%(7)	0.98%(7)	1.17%(7)	$ 10,538	49%
(1.18)	$ 12.12	(12.14)%(3)	0.98%(4)(7)	0.80%(4)(7)	0.98%(4)(7)	0.80%(4)(7)	$ 8,792	127%

--	$ 11.97	19.70%(3)	1.00%(4)	(0.19)%(4)	1.19%(4)	(0.38)%(4)	$ 1,319	3%
(0.08)	$ 13.95	17.18%	0.99%	(0.19)%	1.05%	(0.25)%	$ 8,003	10%
(0.19)	$ 14.44	4.84%	0.95%	0.01%	0.95%	0.01%	$ 14,402	17%
(0.91)	$ 15.15	11.37%	0.94%	0.19%	0.94%	0.19%	$ 19,246	29%
(0.22)	$ 13.26	(11.13)%(3)	0.91%(4)	0.23%(4)	0.91%(4)	0.23%(4)	$ 17,848	7%

--	$ 10.59	5.90%(3)	1.00%(4)	3.42%(4)	1.33%(4)	3.09%(4)	$ 407	51%
(0.07)	$ 10.65	1.25%	1.00%	3.53%	1.50%	3.03%	$ 3,208	19%
(0.14)	$ 11.14	5.89%	0.99%	3.99%	1.15%	3.83%	$ 7,132	36%
(0.24)	$ 11.32	3.93%	1.00%	4.09%	1.07%	4.02%	$ 10,249	17%
(0.42)	$ 11.04	1.18%(3)	0.99%(4)	4.08%(4)	1.01%(4)	4.06%(4)	$ 11,048	9%

Huntington Funds
Notes to Financial Statements
June 30, 2008 (Unaudited)
(1) Organization
The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2008, the Trust operated 32 separate series, or mutual funds, each with its own investment objective and strategy. This report contains financial statements and financial highlights of the funds listed below (each individually referred to as “Fund,” or collectively as the “Funds”):
Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA International Equity Fund (VA International Equity Fund)
Huntington VA Macro 100 Fund (VA Macro 100 Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)
Huntington VA Real Strategies Fund (VA Real Strategies Fund)
Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
Huntington VA Situs Fund (VA Situs Fund) (formerly the Huntington VA Situs Small Cap Fund)*
(Va Situs Fund, formerly the Huntington Situs Small Cap Fund)*
Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)
* On January 24, 2008, the Huntington VA Situs Small Cap Fund changed its name to the Huntington VA Situs Fund. The Situs Fund changed its name in connection with its changes in investment strategy to focus on situs or geographical location, regardless of market capitalization.
The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.
The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), they were sold during the previous six months only to separate accounts of Hartford Life Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. In computing the NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.
Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.
Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.
The Funds may use the fair value of a security to calculate their NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ investment adviser, Huntington Asset Advisors, Inc. (“Advisor”), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.
Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund may invest some of their assets in foreign securities, they may be affected, although to a lesser extent.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.
Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.
One key component of the implementation of SFAS 157 included the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
  Level 1-quoted prices in active markets for identical assets.
  Level 2-other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Level 3-significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:
	LEVEL 1- Quoted Prices		LEVEL 2-Other Significant Observable Inputs		LEVEL 3-Significant Unobservable Inputs		Total

Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*

VA Dividend Capture Fund	$ 43,523,027	$--	$ 5,417,229	$--	$--	$--	$ 48,940,256	$--
VA Growth Fund	$ 21,093,383	$--	$ 5,713,899	$--	$--	$--	$ 26,807,282	$--
VA Income Equity Fund	$ 27,309,637	$--	$ 6,031,755	$--	$--	$--	$ 33,341,392	$--
VA International Equity Fund	$ 10,770,573	$--	$ 3,052,563	$--	$--	$--	$ 13,823,136	$--
VA Macro 100 Fund	$ 7,720,681	$--	$ --	$--	$--	$--	$ 7,720,681	$--
VA Mid Corp America Fund	$ 27,284,872	$--	$ 5,267,271	$--	$--	$--	$ 32,552,143	$--
VA New Economy Fund	$ 16,580,072	$--	$ 2,189,017	$--	$--	$--	$ 18,769,089	$--
VA Real Strategies Fund	$ 316,979	$--	$ 86,411	$--	$--	$--	$ 403,390	$--
VA Rotating Markets Fund	$ 8,798,708	$--	$ 4,358,311	$--	$--	$--	$ 13,157,019	$--
VA Situs Fund	$ 17,866,506	$--	$3,365,787	$--	$--	$--	$ 21,232,293	$--
VA Mortgage Securities Fund	$ 1,453,950	$--	$ 9,795,872	$--	$--	$--	$ 11,249,822	$--
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as options, which are valued at the unrealized appreciation/(depreciation) on the investments.
B. New Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting No. 161, “Disclosures About Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
C. Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
D. When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
E. Foreign Exchange Contracts
VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may also enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2008, the Funds did not have any foreign currency commitments outstanding.
F. Foreign Currency Translation
Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Written Options Contracts
Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.
The following is a summary of VA Growth Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium

Outstanding at 12/31/2007	--	$ --
Options written	91	17,765
Options expired	(91)	(17,765)
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, VA Growth Fund had no outstanding options.
The following is a summary of VA Income Equity Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium

Outstanding at 12/31/2007	349	$ 72,668
Options written	--	--
Options expired	(349)	(72,668)
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, VA Income Equity Fund had no outstanding options.
The following is a summary of VA New Economy Fund’s written option activity for the period ended June 30, 2008:
Contracts	Number of Contracts	Premium

Outstanding at 12/31/2007	--	$ --
Options written	124	189,153
Options expired	(6)	(13,955)
Options closed	(57)	(85,028)
Options exercised	(61)	(90,170)

Outstanding at 6/30/2008	--	$ --

At June 30, 2008, VA New Economy Fund had no outstanding options.
H. Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the table that follows. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
As of June 30, 2008, the following Funds had securities with the following market values on loan:
Fund	Market Value of Loaned Securities	Market Value of Collateral

VA Dividend Capture Fund	$ 5,171,865	$ 5,417,229
VA Growth Fund	5,548,933	5,713,899
VA Income Equity Fund	5,778,917	6,031,755
VA Mid Corp America Fund	5,123,022	5,267,271
VA New Economy Fund	1,896,909	1,977,117
VA Real Strategies Fund	54,417	55,888
VA Rotating Markets Fund	4,246,640	4,358,311
VA Situs Fund	3,196,685	3,365,787
VA Mortgage Securities Fund	237,953	245,348
As of June 30, 2008, cash collateral invested was as follows:
Fund	Master Note	Money Market Fund	Time Deposits	Total

VA Dividend Capture Fund	$ --	$ 4,151,281	$ 1,265,948	$ 5,417,229
VA Growth Fund	342,878	4,908,262	462,759	5,713,899
VA Income Equity Fund	--	5,181,137	850,618	6,031,755
VA Mid Corp America Fund	434,621	3,623,030	1,209,620	5,267,271
VA New Economy Fund	--	1,357,311	619,806	1,977,117
VA Real Strategies Fund	--	38,368	17,520	55,888
VA Rotating Markets Fund	--	2,992,025	1,366,286	4,358,311
VA Situs Fund	--	2,310,647	1,055,140	3,365,787
VA Mortgage Securities Fund	--	181,438	63,910	245,348
I. Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
J. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.
K. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.
Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gains and/or as a reduction to the cost of the individual REIT.
L. Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.
M. Federal Income Taxes
It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.
Withholding taxes on foreign interest, dividends and capital gains with respect to VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund have been provided for in accordance with each applicable country’s tax rules and rates.
As of June 30, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:
Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

VA Dividend Capture Fund	$ 56,986,416	$ 906,721	$ (8,952,881)	$ (8,046,160)
VA Growth Fund	23,868,708	3,388,622	(450,048)	2,938,574
VA Income Equity Fund	35,387,961	1,964,050	(4,010,619)	(2,046,569)
VA International Equity Fund	13,406,785	1,686,281	(1,269,930)	416,351
VA Macro 100 Fund	8,106,924	408,873	(795,116)	(386,243)
VA Mid Corp America Fund	25,046,855	9,091,917	(1,586,629)	7,505,288
VA New Economy Fund	18,790,466	1,638,064	(1,659,441)	(21,377)
VA Real Strategies Fund	332,149	81,507	(10,266)	71,241
VA Rotating Markets Fund	13,384,275	244,161	(471,417)	(277,256)
VA Situs Fund	22,249,718	2,660,471	(3,677,896)	(1,017,425)
VA Mortgage Securities Fund	11,284,219	106,709	(141,106)	(34,397)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2008.
The tax character of distributions paid during the fiscal year ended December 31, 2007, was as follows:
Fund	Distributions Paid From*		Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

	Ordinary Income	Net Long Term Capital Gains

VA Dividend Capture Fund	$ 4,100,964	$ 393,883	$ 4,494,847	$ --	$ 4,494,847
VA Growth Fund	96,168	3,153	99,321	--	99,321
VA Income Equity Fund	711,838	1,314,280	2,026,118	--	2,026,118
VA International Equity Fund	9,862	12,610	22,472	--	22,472
VA Macro 100 Fund	1,220,400	265,889	1,486,289	172,887	1,659,176
VA Mid Corp America Fund	213,177	315,341	528,518	--	528,518
VA New Economy Fund	64,494	301,807	366,301	--	366,301
VA Real Strategies Fund	--	--	--	--	--
VA Rotating Markets Fund	260,862	273,248	534,110	--	534,110
VA Situs Fund	324,816	763,556	1,088,372	--	1,088,372
VA Mortgage Securities Fund	181,596	1,930	183,526	--	183,526
* The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.
As of December 31, 2007, the components of accumulated earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)

VA Dividend Capture Fund	$ 3,718,960	$ 739,013	$ 4,457,973	$ --	$ (4,285,291)	$ 172,682
VA Growth Fund	116,313	1,745,610	1,861,923	--	4,168,681	6,030,604
VA Income Equity Fund	1,009,877	1,721,178	2,731,055	--	3,934,723	6,665,778
VA International Equity Fund	192,722	247,446	440,168	--	2,122,450	2,562,618
VA Macro 100 Fund	--	--	--	(14,878)	(542,673)	(557,551)
VA Mid Corp America Fund	245,406	1,113,739	1,359,145	--	8,728,062	10,087,207
VA New Economy Fund	95,370	1,994,049	2,089,419	--	2,900,906	4,990,325
VA Real Strategies Fund	8,241	--	8,241	(878)	22,685	30,048
VA Rotating Markets Fund	151,329	643,084	794,413	--	2,015,046	2,809,459
VA Situs Fund	--	290,432	290,432	--	1,424,843	1,715,275
VA Mortgage Securities Fund	381,160	4,736	385,896	(2,728)	45,055	428,223
* The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2007, the Funds deferred post-October capital losses, post-October currency losses and post-October passive foreign investment losses as follows:
Fund	Capital Losses

VA Macro 100 Fund	$ 14,878
VA Real Strategies Fund	878
VA Mortgage Securities Fund	2,728
The Funds comply with FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. FIN 48 includes a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax (i.e., the last four tax year ends and the interim tax period since then). FIN 48 did not impact the Funds’ net assets or result of operations.
(3) Investment Advisory Fee and Other Transactions with Affiliates
Investment Advisory Fee--The Advisor, a subsidiary of Huntington, serves as the Funds’ investment adviser. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund.
The Advisor has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive from the Funds and/or to reimburse certain operating expenses of each Fund in order to limit the total operating expense for each Fund to not more than 1.00% of each Fund’s average daily net assets through at least April 30, 2009. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.
Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment advisor (the “Sub-Advisor”) of the VA Macro 100 Fund (the “Fund”). The Advisor pays the Sub-Advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.40% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.
Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company (“FServ”) is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for its services on behalf of the Trust.
Huntington provides administrative services at the following annual rate:
Maximum Administrative Fee	Average Daily Net Assets of the Trust

0.135 of 1%	On the first $4 billion
0.125 of 1%	On the next $3 billion
0.115 of 1%	On assets in excess of $7 billion
There is no minimum annual fee per Fund or class of Shares.
Huntington also serves as financial administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to Citi Fund Services Ohio, Inc. (“Citi” or “Sub-Financial Administrator”). Citi is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. FServ and Edgewood Services, Inc., the Trust’s distributor, are wholly-owned subsidiaries of Federated Investors, Inc.
Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. (“Unified”), a subsidiary of Huntington, is transfer and dividend disbursing agent for the Funds. For its services, Unified receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each Fund. Unified is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.
Custodian Fees--Huntington serves as custodian to each of the Funds, except VA International Equity Fund. State Street Bank and Trust Company serves as custodian for VA International Equity Fund. The Bank of New York Mellon serves as sub-custodian of VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Huntington, State Street Bank and Trust Company and The Bank of New York Mellon receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.
PFPC serves as sub-custodian for the securities lending program and retains a portion of earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.
Compliance Services--The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $155,000.
General--Certain of the officers of the Trust are Officers and/or Directors or Trustees of the above companies.
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:
Fund	12/31/07 Value	Purchases	Sales	Income	6/30/08 Value

VA Dividend Capture Fund	$ 917,785	$ 4,481,292	$ (5,281,932)	$ 5,192	$ 117,145
VA Growth Fund	820,810	2,986,896	(2,742,674)	8,590	1,065,032
VA Income Equity Fund	1,142,302	3,391,269	(3,911,893)	3,614	621,678
VA Macro 100 Fund	404,444	1,447,237	(1,716,182)	2,759	135,499
VA Mid Corp America Fund	3,217,231	2,529,657	(5,132,293)	22,490	614,595
VA New Economy Fund	2,328,223	6,816,546	(6,886,334)	25,515	2,258,435
VA Real Strategies Fund	7,938	78,832	(51,781)	83	34,989
VA Rotating Markets Fund	642,481	3,484,565	(3,934,721)	5,171	192,325
VA Situs Fund	381,903	1,951,011	(2,279,436)	2,172	53,478
VA Mortgage Securities Fund	684,767	2,466,226	(2,716,338)	7,276	434,655
(4) VA Rotating Markets Fund and VA Real Strategies Fund Structure
The VA Rotating Markets Fund and VA Real Strategies Fund (“Investing Funds”), in accordance with their prospectuses, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incurred expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.
(5) Investment Transactions
Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities, for the period ended June 30, 2008, were as follows:
Fund	Purchases	Sales

VA Dividend Capture Fund	$ 14,004,013	$ 15,876,630
VA Growth Fund	7,749,144	8,522,261
VA Income Equity Fund	18,380,205	19,527,177
VA International Equity Fund	2,633,921	463,112
VA Macro 100 Fund	19,067,330	19,400,254
VA Mid Corp America Fund	3,307,899	2,907,267
VA New Economy Fund	14,486,112	14,428,999
VA Real Strategies Fund	99,573	54,454
VA Rotating Markets Fund	11,551,617	11,416,734
VA Situs Fund	2,305,451	1,197,047
VA Mortgage Securities Fund	604,862	181,245
Purchases and sales of long-term U.S. government securities for the period ended June 30, 2008, were as follows:
Fund	Purchases	Sales

VA Mortgage Securities Fund	$ 1,366,277	$ 760,583
(6) Subsequent Event
Effective September 1, 2008, Laffer Investments, Inc. will no longer serve as the sub-investment advisor of the VA Macro 100 Fund. Huntington Asset Advisors, Inc. will be assuming the day-to-day investment strategies of the Fund as of that date.
Huntington Funds
Supplemental Information (Unaudited)
Shareholder Expense Examples
Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2008 to June 30, 2008.
Actual Expenses.The “actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes.The “hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios, and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value, January 1, 2008	Ending Account Value, June 30, 2008	Expenses Paid During Period(1)	Annualized Expense Ratio

VA Dividend Capture Fund
Actual	$ 1,000.00	$ 921.70	$ 4.20	0.88%
Hypothetical(2)	$ 1,000.00	$ 1,020.62	$ 4.43	0.88%
VA Growth Fund
Actual	$ 1,000.00	$ 935.00	$ 4.23	0.88%
Hypothetical(2)	$ 1,000.00	$ 1,020.62	$ 4.43	0.88%
VA Income Equity Fund
Actual	$ 1,000.00	$ 804.40	$ 4.08	0.91%
Hypothetical(2)	$ 1,000.00	$ 1,020.47	$ 4.58	0.91%
VA International Equity Fund
Actual	$ 1,000.00	$ 919.90	$ 4.68	0.98%
Hypothetical(2)	$ 1,000.00	$ 1,020.13	$ 4.93	0.98%
VA Macro 100 Fund
Actual	$ 1,000.00	$ 854.00	$ 4.56	0.99%
Hypothetical(2)	$ 1,000.00	$ 1,020.08	$ 4.98	0.99%
VA Mid Corp America Fund
Actual	$ 1,000.00	$ 970.00	$ 4.46	0.91%
Hypothetical(2)	$ 1,000.00	$ 1,020.47	$ 4.58	0.91%
VA New Economy Fund
Actual	$ 1,000.00	$ 891.40	$ 4.23	0.90%
Hypothetical(2)	$ 1,000.00	$ 1,020.52	$ 4.53	0.90%
VA Real Strategies Fund
Actual	$ 1,000.00	$ 1,146.80	$ 5.34	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,020.03	$ 5.03	1.00%
VA Rotating Markets Fund
Actual	$ 1,000.00	$ 878.60	$ 4.58	0.98%
Hypothetical(2)	$ 1,000.00	$ 1,020.13	$ 4.93	0.98%
VA Situs Fund
Actual	$ 1,000.00	$ 888.70	$ 4.27	0.91%
Hypothetical(2)	$ 1,000.00	$ 1,020.47	$ 4.58	0.91%
VA Mortgage Securities Fund
Actual	$ 1,000.00	$ 1,011.80	$ 5.00	1.00%
Hypothetical(2)	$ 1,000.00	$ 1,020.03	$ 5.03	1.00%
(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Advisor for the period beginning January 1, 2008 through June 30, 2008. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2) Hypothetical assumes 5% annual return before expenses.
Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus, which contains facts concerning each Fund’s objective and policies, management fees, expenses and other information.
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO SCHEDULE
The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”
[Logo of Huntington Funds]
The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of The Huntington Funds and is the Custodian of certain Funds. State Street Bank and Trust Company is also a Custodian to one of the Funds.
Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Adviser to the Funds. Federated Services Co. and Edgewood Services, Inc., the Sub-Administrator and Distributor of The Huntington Funds, respectively, are not affiliated with The Huntington National Bank
Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602
Cusip 446771800
Cusip 446771875
Cusip 446327215
Cusip 446771867
Cusip 446771883

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.
(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2 (b) under the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)*	/s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal
Executive Officer

Date	September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles L. Davis, Jr.
Charles L. Davis, Jr., Chief Executive Officer and Principal
Executive Officer

Date
September 5, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	September 5, 2008

*Print the name and title of each signing officer under his or her signature.